[NATIONS FUNDS LOGO]                                           [GRAPHIC OF TREE]

                                                  INVESTMENTS FOR A LIFETIME(SM)

                                    MUNICIPAL          Nations Short-Term
                                         BOND          Municipal Income Fund
                                        FUNDS
                                                       Nations Intermediate
                                                       Municipal Bond Fund

                                                       Nations Municipal
                                                       Income Fund

                                                       Nations FL Intermediate
                                                       Municipal Bond Fund

                                                       Nations FL Municipal
                                                       Bond Fund

                                                       Nations GA Intermediate
                                                       Municipal Bond Fund

                                                       Nations GA Municipal
                                                       Bond Fund

                                                       Nations MD Intermediate
                                                       Municipal Bond Fund

                                                       Nations MD Municipal
                                                       Bond Fund

                                                       Nations NC Intermediate
                                                       Municipal Bond Fund

                                                       Nations NC Municipal
                                                       Bond Fund

                                                       Nations SC Intermediate
                                                       Municipal Bond Fund

                                                       Nations SC Municipal
                                                       Bond Fund

                                                       Nations TN Intermediate
                                                       Municipal Bond Fund

                                                       Nations TN Municipal
                                                       Bond Fund

                                                       Nations TX Intermediate
                                                       Municipal Bond Fund

                                                       Nations TX Municipal
                                                       Bond Fund

                                                       Nations VA Intermediate
                                                       Municipal Bond Fund

SEMI-ANNUAL REPORT FOR THE PERIOD                      Nations VA Municipal
ENDED SEPTEMBER 30, 1998                               Bond Fund

                      [BACKGROUND BASKET DEPICTED GRAPHIC]


THIS REPORT IS SUBMITTED FOR
THE GENERAL INFORMATION OF
SHAREHOLDERS OF NATIONS FUNDS.
THIS MATERIAL MUST BE PRECEDED OR
ACCOMPANIED BY A CURRENT NATIONS
FUNDS PROSPECTUS.

NATIONS FUNDS DISTRIBUTOR:
STEPHENS INC. STEPHENS INC., WHICH
IS NOT AFFILIATED WITH NATIONSBANK,
N.A., IS NOT A BANK, AND SECURITIES
OFFERED BY IT ARE NOT GUARANTEED BY
ANY BANK OR INSURED BY THE FDIC.
STEPHENS INC., MEMBER NYSE, SIPC.

NATIONS FUNDS INVESTMENT ADVISER:
NATIONSBANC ADVISORS, INC.

     -----------------
         NOT FDIC-
          INSURED
     -----------------
       MAY LOSE VALUE
     -----------------
     NO BANK GUARANTEE
     -----------------

NATIONS FUNDS

DEAR SHAREHOLDER:

Thus far in 1998, equity investors have experienced a "roller-coaster" ride that has been both dramatic and ugly. Stock mutual funds of almost every stripe and color fell sharply during the third quarter. According to Lipper Analytical Services, Inc., the average diversified U.S. stock fund posted a negative 15% return during the quarter, with small company funds losing over 21%. International equity funds also experienced downturns over the last three months, with diversified international funds losing 16% on average and emerging markets funds sliding a steep 23%.*

The three months ending September 30 represented the worst quarter for U.S. stock funds since the third quarter of 1990. At that time, we were in a heated showdown with Saddam Hussein and Iraq. The obvious question on everyone's mind today is: what are the drivers causing the extreme volatility being experienced in the markets? We think that the answer may be as simple as a shift in psychology by investors. From January 1997 through July 1998, investors were comfortable with assuming risk -- almost too comfortable. Equity valuations reflected a close to perfect environment. Bond yield comparisons to U.S. Treasuries also reflected a comfort with credit risk. However, Russia's debt default in August 1998 was the last in a combination of bad news and uncertainties that changed the prevailing mind set and compelled investors to run for cover. Global anxieties were sufficient overall to push investors in one direction: "risk avoidance."

As we look forward, several thoughts come to mind that lead us to remain optimistic: 1) interest rates have dropped to thirty-year lows and the U.S. economy is very rate sensitive; 2) inflation remains in check; 3) corporate profits, while slowing, should pick up if our economy avoids recession; 4) Japan's government is attacking its banking crisis with an approach similar to that used in the U.S. savings and loan crisis in the 1980s, and 5) the Federal Reserve Board has twice moved in the last month to lower the target on the Federal Funds rate in an effort to fend off any "credit crunch."

While the risk for recession in 1999 is growing, we believe that conditions in the U.S. will remain sound and that next year will be another year of positive economic activity. Consistent monetary policy, a solid fiscal condition, low inflation, and high employment are important ingredients for our economic picture. Investors need to remain alert and appreciate the fact that changing conditions may translate into further market volatility. On behalf of our shareholders, we will stay vigilant in our work as we pursue the Funds' objectives.

Sincerely,

/s/ A. Max Walker
A. MAX WALKER
President and Chairman of the Board

/s/ Robert H. Gordon
ROBERT H. GORDON
President, NationsBanc Advisors, Inc.

September 30, 1998

  Source for all statistical data: TradeStreet Investment Associates, Inc.
* Lipper Analytical Services, Inc. is an independent fund performance monitor.

              PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

Table
Of
Contents

                                     FINANCIAL STATEMENTS
                                     Statements of Net Assets                                        2
                                     Statements of Operations                                       84
                                     Statements of Changes in Net Assets                            88
                                     Schedules of Capital Stock Activity                            96
                                     Financial Highlights                                          116
                                     Notes to Financial Statements                                 154

NATIONS FUNDS
Nations Short-Term Municipal Income Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             MUNICIPAL BONDS AND NOTES -- 101.5%
             ALASKA -- 3.7%
$    1,490   Alaska State, Industrial
              Development Authority,
              Revolving Fund, Series A,
              (MBIA Insured),
              5.000% 04/01/04..........  Aaa       AAA    $  1,553
     1,000   Alaska State, Student Loan
              Corporation, Student Loan
              Revenue, Series A, AMT,
              (AMBAC Insured),
              4.900% 07/01/00..........  Aaa       AAA       1,017
     2,000   North Slope Borough,
              Alaska, GO, Series B,
              (CGIC Insured),
              6.100% 06/30/99..........  Aaa       AAA       2,041
                                                          --------
                                                             4,611
                                                          --------
             ARIZONA -- 7.1%
     1,700   Arizona, East Valley,
              Institute of Technology,
             Project of 1994, Series B,
              (AMBAC Insured),
              6.400% 07/01/00..........  Aaa       AAA       1,780
     2,125   Maricopa County, Arizona,
              School District, Number
              006-Washington
              Elementary, GO, (Projects
              of 1996), Series B, (FGIC
              Insured),
              5.000% 07/01/00..........  Aaa       AAA       2,176
     1,370   Maricopa County, Arizona,
              School District Number 4,
              Mesa University, Series
              D, (AMBAC-TCRS Insured),
              6.900% 07/01/00..........  Aaa       AAA       1,446
     3,500   Phoenix, Arizona
              Industrial Development
              Authority, Single Family
              Mortgage Revenue, Series
              D, (FGIC Insured),
              4.200% 06/01/02..........  NR        Sp1+      3,502
                                                          --------
                                                             8,904
                                                          --------
             DISTRICT OF COLUMBIA -- 2.2%
     1,750   District of Columbia,
              Refunding, GO, Series C,
              (FSA-CR Insured),
              5.100% 12/01/99..........  Aaa       AAA       1,782
     1,000   Metropolitan District of
              Columbia, Virginia
              Apartment Revenue,
              Refunding, AMT, Series B,
              5.000% 10/01/03..........  Aa3       AA-       1,048
                                                          --------
                                                             2,830
                                                          --------

PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             GEORGIA -- 0.8%
$    1,000   Clarke County, Georgia,
              School District, GO,
              Refunding, (FSA Insured),
              5.125% 09/01/00..........  Aaa       AAA    $  1,028
                                                          --------
             GUAM -- 2.0%
             Government of Guam:
       500   Airport Authority Revenue,
              Series A,
              5.400% 10/01/99..........  NR        BBB         509
     2,000   GO, Series A,
              5.375% 09/01/00..........  NR        BBB       2,012
                                                          --------
                                                             2,521
                                                          --------
             HAWAII -- 0.8%
     1,000   Hawaii State, GO,
              Series BT,
              5.700% 02/01/99..........  A1        A+        1,008
                                                          --------
             ILLINOIS -- 3.3%
     1,000   Chicago, Illinois,
              Metropolitan Water
              Reclamation District -
              Greater Chicago, GO,
              Refunding,
              4.150% 12/01/99..........  Aa2       AA        1,009
     1,000   Chicago, Illinois, O'Hare
              International Airport,
              General Airport Revenue,
              Second Lien, Series A,
              AMT, (AMBAC Insured),
              5.000% 01/01/02..........  Aaa       AAA       1,032
     2,000   Illinois Health Facilities
              Authority Revenue,
              (Ingalls Memorial
              Hospital Project),
              Pre-Refunded,
              (MBIA Insured),
              7.000% 01/01/19..........  Aaa       AAA       2,121
                                                          --------
                                                             4,162
                                                          --------
             INDIANA -- 1.0%
     1,280   Indiana State, Health
              Facilities Financing
              Authority, Hospital
              Revenue Refunding,
              (Methodist Hospital Inc.
              Project),
              6.000% 09/15/99..........  A2        NR        1,310
                                                          --------
             IOWA -- 2.5%
     3,000   Iowa Student Loan
              Liquidity Corporation,
              Student Loan Revenue,
              Series B,
              4.900% 12/01/05..........  Aaa       NR        3,125
                                                          --------
             MARYLAND -- 2.1%
     1,500   Baltimore, Maryland,
              Wastewater Utilities
              Revenue, Series A,
              (MBIA Insured),
              6.500% 07/01/20..........  Aaa       AAA       1,573

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             MARYLAND -- (CONTINUED)
$    1,000   Montgomery County,
              Maryland, Construction
              for Public Improvement,
              GO, Refunded, Series B,
              6.800% 11/01/08..........  AAA       AAA    $  1,056
                                                          --------
                                                             2,629
                                                          --------
             MASSACHUSETTS -- 0.8%
     1,000   Massachusetts State,
              Refunding, GO, Series A,
              5.500% 07/01/99..........  A1        A+        1,016
                                                          --------
             MICHIGAN -- 4.3%
     2,000   Detroit, Michigan,
              Convention Facilities
              Revenue Refunding, (Cobo
              Hall Expansion Project),
              4.750% 09/30/00..........  NR        A         2,036
     1,000   Detroit, Michigan, GO,
              Series B,
              5.100% 04/01/99..........  Baa2      BBB+      1,008
     1,000   Detroit, Michigan, Self-
              Insurance, GO, Series A,
              5.600% 05/01/01..........  NR        BBB       1,040
     1,210   Wayne Charter County,
              Michigan, Apartment
              Revenue, AMT, Series A,
              (MBIA Insured),
              5.250% 12/01/04..........  Aaa       AAA       1,293
                                                          --------
                                                             5,377
                                                          --------
             MINNESOTA -- 1.0%
     1,200   Minneapolis, Minnesota,
              Hospital Revenue,
              Refunded, (Lifespan,
              Incorporated - Abbott
              Northwestern),
              7.000% 12/01/05..........  AAA       AAA       1,272
                                                          --------
             MISSISSIPPI -- 6.4%
     3,000   Grenada County,
              Mississippi, Revenue,
              (Refunding GA-Pacific
              Corporation Project),
              4.300% 09/01/00..........  Baa2      NR        3,015
     5,000   Lawrence County,
              Mississippi, Pollution
              Central Revenue,
              4.300% 12/01/00..........  Baa2      NR        5,040
                                                          --------
                                                             8,055
                                                          --------
             MONTANA -- 1.6%
     2,000   Forsyth County, Montana,
              Pollution Control,
              Revenue Refunding,
              (Portland General
              Electric Company), Series
              A,
              4.600% 05/01/33..........  A3        A-        2,036
                                                          --------

PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             NEVADA -- 1.7%
$    1,000   Clark County, Nevada,
              Sanitation District, GO,
              Series A, (AMBAC
              Insured),
              5.700% 07/01/99..........  Aaa       AAA    $  1,018
     1,000   Henderson County, Nevada,
              Water Revenue, Series A,
              (AMBAC Insured),
              6.200% 12/01/09..........  Aaa       AAA       1,102
                                                          --------
                                                             2,120
                                                          --------
             NEW MEXICO -- 0.9%
     1,090   New Mexico Mortgage
              Finance Authority,
              Single-family Mortgage
              Purchase, Refunding,
              Series A-1,
              5.900% 07/01/99..........  Aa1       AA        1,105
                                                          --------
             NEW YORK -- 8.2%
     5,000   New York City, New York,
              Municipal Assistance
              Corporation, Series M,
              5.000% 07/01/01..........  Aa2       AA        5,178
     1,000   New York State, Refunding,
              GO, Series B,
              6.375% 08/15/00..........  A2        A         1,049
     4,000   New York State Thruway
              Authority, Service
              Contract Revenue, Local
              Highways and Bridges,
              Refunding,
              5.000% 04/01/01..........  Baa1      BBB+      4,110
                                                          --------
                                                            10,337
                                                          --------
             NORTH CAROLINA -- 5.0%
     1,000   North Carolina Eastern
              Municipal Power Agency,
              Power System Revenue,
              Refunding, Series A,
              5.000% 01/01/99..........  Baa1      BBB       1,003
             North Carolina Medical
              Care Community Hospital
              Revenue, Halifax Regional
              Medical Center:
     1,120    4.150% 08/15/01..........  Baa1      NR        1,121
     1,000    4.300% 08/15/02..........  Baa1      NR        1,004
     1,560    4.300% 08/15/03..........  Baa1      NR        1,563
     1,630    4.400% 08/15/04..........  Baa1      NR        1,637
                                                          --------
                                                             6,328
                                                          --------
             OHIO -- 1.4%
     1,740   Ohio Housing Financing
              Agency Mortgage Revenue,
              Series B, AMT, (GNMA Coll
              Insured),
              4.800% 09/01/07..........  NR        AAA       1,786
                                                          --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             PENNSYLVANIA -- 11.0%
$    5,425   Dauphin County,
              Pennsylvania, General
              Authority, School
              District Pooled Financing
              Program II, (AMBAC
              Insured),
              4.450% 09/01/32..........  Aaa       NR     $  5,520
             Greene County,
              Pennsylvania, Industrial
              Development Authority,
              Series B:
     1,560    (Monongahela Power
              Company),
              4.350% 02/01/02..........  A2        A-        1,576
     2,200    (Potomac Edison Company),
              4.350% 02/01/02..........  A2        A-        2,223
             Monroeville, Pennsylvania,
              Hospital Authority,
              Revenue Refunding,
              (Forbes Health System):
     1,000    4.875% 10/01/98..........  A3        A-          995
     1,000    5.000% 10/01/99..........  A3        A-          970
     1,000    5.125% 10/01/00..........  A3        A-          950
     1,500   Philadelphia,
              Pennsylvania, Water &
              Waste Water Revenue,
              (FGIC Insured),
              5.500% 06/15/03..........  Aaa       AAA       1,602
                                                          --------
                                                            13,836
                                                          --------
             SOUTH CAROLINA -- 0.8%
     1,000   Medical University of
              South Carolina, Hospital
              Facilities Revenue
              Refunding, Series A,
              7.000% 07/01/00..........  A3        A+        1,055
                                                          --------
             TENNESSEE -- 1.8%
     2,100   McMinn County, Tennessee,
              Industrial Development
              Board, PCR, Refunding,
              (Bowater Inc. Project),
              6.850% 04/01/01..........  Baa1      BBB       2,241
                                                          --------
             TEXAS -- 15.2%
     1,000   Addison, Texas, Refunding,
              GO, (FGIC Insured),
              6.100% 09/01/99..........  Aaa       AAA       1,002
     1,010   Addison, Texas, CTFS
              Obligation, (FSA
              Insured),
              6.250% 02/15/01..........  Aaa       AAA       1,069
             Brazos, Texas, Higher
              Education Authority Inc.,
              Revenue Refunding, AMT,
              (GTD STD LNS):
       950    Senior Lien, Series A-2,
              5.850% 06/01/01..........  Aaa       NR          993
     1,415    Series C-1,
              6.000% 11/01/99..........  Aa        NR        1,450


PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             TEXAS -- (CONTINUED)
$    1,000   Conroe, Texas, Independent
              School District, GO,
              Schoolhouse and
              Refunding, (MBIA
              Insured),
              7.000% 02/01/99..........  Aaa       AAA    $  1,012
     1,000   Dallas-Fort Worth, Texas,
              Regional Airport Revenue,
              6.000% 11/01/02..........  A1        A+        1,080
     1,650   Harris County, Texas, GO,
              Refunding,
              5.600% 10/01/01..........  Aa2       AA        1,741
     2,450   Houston, Texas, Water and
              Sewer System, Revenue
              Refunding, Prior Lien,
              Series B,
              5.250% 12/01/99..........  A3        A         2,500
     3,000   Panhandle-Plains, Texas,
              Higher Education
              Authority Inc., Student
              Loan Revenue, Series E,
              (GTD STD LNS),
              5.550% 03/01/05..........  A         NR        3,158
     1,880   Texas State, Texas A&M
              University Revenue,
              5.000% 05/15/02..........  Aa2       AA        1,959
     1,000   Texas State College,
              Texas, Student Loan
              Authority Revenue, GO,
              AMT,
              5.100% 08/01/01..........  Aa2       AA        1,034
     2,000   University of Texas,
              Permanent University
              Fund, Revenue Refunding,
              6.500% 07/01/11..........  AAA       AAA       2,184
                                                          --------
                                                            19,182
                                                          --------
             VIRGINIA -- 5.0%
     1,000   Ashland, Virginia, IDA,
              Educational Facilities
              Revenue, (Randolph-Macon
              College Project),
              4.375% 11/01/11..........  NR        A-        1,008
     2,350   Greenville County,
              Virginia, Industrial
              Development Authority
              Revenue,
              4.100% 08/01/00..........  Baa2      NR        2,360
     1,000   Virginia Beach, Virginia,
              GO, Series A,
              6.800% 06/01/99..........  Aa2       AA        1,023
     1,825   Virginia Education Loan
              Authority, (GTD STD LNS),
              6.625% 09/01/03..........  AAA       NR        1,972
                                                          --------
                                                             6,363
                                                          --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             WASHINGTON -- 10.0%
$    1,000   Conservation and Renewable
              Energy System Revenue,
              Washington, (Washington
              Conservation Project),
              5.050% 10/01/98..........  Aa1       AA-    $  1,000
     1,570   King County, Washington,
              GO, Series A,
              9.000% 12/01/98..........  Aa1       AA+       1,585
     2,000   Port Seattle, Washington
              State, Passenger Facility
              Charge Revenue, AMT,
              Series B, (AMBAC
              Insured),
              5.000% 12/01/04..........  Aaa       AAA       2,096
     1,000   Washington State, Revenue,
              GO, Series B,
              Pre-Refunded,
              6.600% 08/01/01..........  Aa1       AA+       1,053
             Revenue Refunding,
              (Nuclear Project No. 2):
     4,000    Series A,
              5.000% 07/01/00..........  Aa1       AA-       4,082
     1,000    Series C,
              7.300% 07/01/00..........  Aa1       AA-       1,058
     1,675    (MBIA-IBC Insured),
              7.200% 07/01/99..........  Aaa       AAA       1,721
                                                          --------
                                                            12,595
                                                          --------
             WISCONSIN -- 0.9%
     1,115   Kenosha, Wisconsin, GO,
              Refunding, Promissory
              Notes, Series B,
              4.150% 12/01/99..........  A1        AA-       1,118
                                                          --------
             TOTAL MUNICIPAL
              BONDS AND NOTES
             (Cost $126,385)...........................    127,950
                                                          --------

                                                            VALUE
 SHARES                                                     (000)
-------------------------------------------------------------------
            INVESTMENT COMPANY -- 4.4%
             (Cost $5,595)
5,595,000   AIM Tax-Exempt Fund.........................   $  5,595
            TOTAL INVESTMENTS
             (Cost $131,980*)....................  105.9%   133,545
                                                           --------
            OTHER ASSETS AND LIABILITIES (NET)...   (5.9)
            Receivable for fund shares sold.............        416
            Dividends and interest receivable...........      1,719
            Payable for fund shares redeemed............       (286)
            Investment advisory fee payable.............        (16)
            Administration fees payable.................         (8)
            Shareholder servicing and distribution
             fees payable...............................        (55)
            Dividend payable............................       (408)
            Payable for investment securities
             purchased..................................     (8,812)
            Accrued trustees' fees and expenses.........         (6)
            Accrued expenses and other liabilities......        (17)
                                                           --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)....     (7,473)
                                                           --------
            NET ASSETS...........................  100.0%  $126,072
                                                           ========
            NET ASSET VALUE, OFFERING AND REDEMPTION
             PRICE PER SHARE
            PRIMARY A SHARES:
            ($71,551,000/7,086,462 shares
             outstanding)...............................     $10.10
                                                           ========
            INVESTOR A SHARES:
            ($37,070,000/3,671,379 shares
             outstanding)...............................     $10.10
                                                           ========
            INVESTOR B SHARES:
            ($14,572,000/1,443,229 shares
             outstanding)...............................     $10.10
                                                           ========
            INVESTOR C SHARES:
            ($2,879,000/285,059 shares outstanding).....     $10.10
                                                           ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income.........   $     39
            Accumulated net realized loss
             on investments sold........................       (371)
            Net unrealized appreciation of
             investments................................      1,565
            Paid-in capital.............................    124,839
                                                           --------
            NET ASSETS..................................   $126,072
                                                           ========

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of appreciation of $1,647,000 and gross depreciation of $82,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $131,980,000.

Nations Short-Term Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 1998 (as a percentage of net assets):

   AMBAC                                                                  11.03%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 103.6%
            ALABAMA -- 1.8%
 $ 2,500    Birmingham, Alabama,
             Industrial Water Board,
             Industrial Water Supply
             Revenue,
             6.000% 07/01/07...........  NR        AAA    $  2,860
   2,500    Birmingham, Alabama,
             Special Care Facility
             Financing Authority
             Revenue, (Baptist Medical
             Centers), Series A, (MBIA
             Insured),
             5.500% 08/15/05...........  Aaa       AAA       2,647
   5,750    Courtland, Alabama,
             Industrial Development
             Board, Solid Waste
             Disposal, Series A,
             6.375% 03/01/29...........  Baaa1     BBB       6,118
   3,600    Jefferson County, Alabama,
             Sewer Revenue Refunding,
             Series A, (FGIC Insured),
             5.625% 02/01/18...........  Aaa       AAA       3,885
                                                          --------
                                                            15,510
                                                          --------
            ALASKA -- 2.0%
   3,000    Alaska State, Housing
             Finance Corporation,
             Series A, (MBIA Insured),
             5.400% 06/01/08...........  Aaa       AAA       3,181
            Alaska State, Industrial
             Development Authority,
             Revolving Fund, Refunding,
             (MBIA Insured):
   2,590     5.250% 04/01/07...........  Aaa       AAA       2,762
   3,345     5.250% 04/01/12...........  Aaa       AAA       3,504
            Alaska State, Student Loan
             Corporation, Student Loan
             Revenue,
             Series A, AMT,
             (AMBAC Insured):
   3,280     5.250% 07/01/03...........  Aaa       AAA       3,432
   1,500     5.150% 07/01/05...........  Aaa       AAA       1,576
   1,250     5.200% 07/01/06...........  Aaa       AAA       1,316
   2,000    Anchorage, Alaska, GO,
             Series A, (AMBAC Insured),
             5.100% 08/01/07...........  Aaa       AAA       2,133
                                                          --------
                                                            17,904
                                                          --------
            ARIZONA -- 1.8%
   2,250    Arizona State, University,
             Revenue Refunding:
             6.000% 07/01/07...........  A1        AA        2,578
     955     Series A,
             6.500% 07/01/01...........  A1        AA        1,026
   1,100    Glendale, Arizona,
             Refunding, GO, (FGIC
             Insured),
             4.950% 07/01/01...........  Aaa       AAA       1,137

PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
            ARIZONA -- (CONTINUED)
 $ 7,000    Maricopa County, Arizona,
             School District No. 4 -
             Mesa University, Series D,
             (AMBAC-TCRS Insured),
             6.900% 07/01/00...........  Aaa       AAA    $  7,387
     300    Maricopa County, Arizona,
             Union High School District
             No 210 - Phoenix, Series
             D,
             6.700% 07/01/03...........  Aa3       AA          326
     400    Pima County, Arizona, Union
             School District No.
             1 - Tucson, (MBIA
             Insured):
             6.700% 07/01/04...........  Aaa       AAA         435
   2,125     (Project of 1989), Series
             G, GO,
             7.300% 07/01/05...........  Aaa       AAA       2,541
     400    Tempe, Arizona, GO,
             5.600% 07/01/00...........  Aa1       AA+         410
                                                          --------
                                                            15,840
                                                          --------
            ARKANSAS -- 0.9%
   7,000    Hot Springs, Arkansas,
             Industrial Development
             Revenue Refunding,
             (Willamette Industries),
             6.650% 12/01/02...........  NR        A-        7,692
                                                          --------
            COLORADO -- 1.6%
   1,500    Arapahoe County, Colorado,
             School District No. 5,
             (Cherry Creek),
             7.000% 12/15/04...........  Aa        AA        1,621
            Denver, Colorado, City and
             County GO:
   3,445     Series A,
             5.700% 08/01/01...........  Aa2       AA        3,606
   7,000     Series C,
             5.750% 08/01/06...........  Aa2       AA        7,332
   1,500    Northglenn, Colorado,
             Refunding, Water and
             Sewer, GO, (FSA Insured),
             5.250% 12/01/04...........  Aaa       AAA       1,613
                                                          --------
                                                            14,172
                                                          --------
            CONNECTICUT -- 2.8%
            Connecticut State, GO:
     300     Series A,
             6.600% 03/01/04...........  AAA       AAA         326
   1,000     Series B,
             4.800% 03/15/01...........  Aa3       AA-       1,029
   2,500     Series C,
             5.500% 08/01/07...........  Aa3       AA-       2,783
   6,625     Series D,
             5.500% 03/15/01...........  Aa3       AA-       7,397

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
            CONNECTICUT -- (CONTINUED)
 $ 6,140    Connecticut State, Special
             Tax Obligation, Revenue
             Refunding, (Transportation
             Infastructure Project),
             Series A, (FGIC-TCRS
             Insured),
             5.100% 09/01/04...........  Aaa       AAA    $  6,563
   6,465    Connecticut State, Housing
             Finance Authority,
             5.600% 11/15/21...........  Aa2       AA        6,714
                                                          --------
                                                            24,812
                                                          --------
            DISTRICT OF COLUMBIA -- 0.5%
            District of Columbia,
             Hospital Revenue,
             Refunding, (Medlantic
             Healthcare Group), Series
             A, (MBIA Insured):
   1,000     6.000% 08/15/06...........  Aaa       AAA       1,117
   1,350     6.000% 08/15/07...........  Aaa       AAA       1,519
   1,500    Metropolitan Washington,
             D.C., Airport Authority of
             Virginia, General Airport
             Revenue, Series A, AMT,
             (MBIA Insured),
             5.600% 10/01/06...........  Aaa       AAA       1,637
                                                          --------
                                                             4,273
                                                          --------
            FLORIDA -- 6.2%
   5,895    Alachua County, Florida,
             Public Improvement
             Revenue, Refunding, (FSA
             Insured),
             5.000% 08/01/14...........  Aaa       AAA       6,080
   1,000    Broward County, Florida,
             School District,
             Refunding,
             5.100% 02/15/02...........  A1        AA-       1,044
   2,700    Duval County, Florida,
             Housing Finance Authority
             Refunding, (Greentree
             Place Project),
             6.750% 04/01/25...........  NR        BBB+      2,950
   4,770    Duval County, Florida,
             Housing Finance Authority,
             Multi-Family Mortgage
             Revenue, Refunding, (The
             Cove Project),
             6.100% 10/01/02...........  NR        AAA       5,050
   3,035    Florida State Board of
             Education, Capital Outlay,
             Public Education,
             Series A,
             5.400% 01/01/06...........  Aa2       AA+       3,302


PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 3,650    Florida State Division of
             Bond Financing, Department
             of General Services
             Revenue, Department of
             Natural
             Resources - Preservation
             2000, Series A, AMBAC
             Insured), 6.200%
             07/01/00..................  Aaa       AAA    $  3,813
            Florida State Housing
             Finance Agency, Refunding,
             Multi-family Housing:
   7,440     (Altamonte Project),
             Series C,
             7.000% 12/01/24...........  NR        BBB+      8,285
   2,000     (Andover Project), Series
             E,
             6.350% 05/01/26...........  NR        BBB+      2,172
            Jacksonville, Florida,
             Electric Authority
             Revenue, Refunding, (St.
             John River), Issue 2:
     300     Series 6-C,
             6.400% 10/01/00..........  Aa2       AA          316
             Series 10:
   5,900     5.000% 10/01/04...........  Aa2       AA        6,218
   1,500     4.600% 10/01/00...........  Aa2       AA        1,528
   2,080    Nassau County, Florida,
             Pollution Control Revenue
             Refunding, (ITT Rayonier
             Inc. Project),
             5.700% 06/01/01...........  Baa2      BBB+      2,167
            Orlando Utilities
             Commission, Florida, Water
             and Electric Revenue,
             Refunding:
   1,000     5.200% 10/01/00...........  Aa1       AA        1,031
   4,000     5.600% 10/01/03...........  Aa1       AA        4,333
   5,490    Pinellas County, Florida,
             Resource Recovery Revenue,
             Refunding, Series A, (MBIA
             Insured),
             6.600% 10/01/00...........  Aaa       AAA       5,810
     600    Tampa, Florida, Guaranteed
             Entitlement Revenue,
             Refunding, (AMBAC
             Insured),
             6.500% 10/01/99...........  Aaa       AAA         619
                                                          --------
                                                            54,718
                                                          --------
            GEORGIA -- 3.4%
   8,500    Burke County, Georgia,
             Development Authority,
             PCR, (Oglethorpe Power
             Corporation Project),
             Series B,
             4.900% 01/01/06...........  A3        A         8,917

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 3,000    Cartersville, Georgia,
             Development Authority,
             Revenue Refunding, Sewer
             Facilities, (Anheuser
             Busch Companies Inc.),
             5.625% 05/01/09...........  A1        A+     $  3,284
   1,500    Fulco, Georgia, Hospital
             Authority Revenue, Revenue
             Anticipation Certificates,
             St. Joseph's Hospital,
             5.100% 10/01/05...........  A3        A         1,583
   1,105    Fulton County, Georgia,
             Development Authority
             Revenue, (Clark University
             Project), (CONNIE LEE
             Insured),
             5.100% 01/01/05...........  Baa2      AAA       1,168
   5,000    Fulton De Kalb, Georgia,
             Hospital Authority,
             Hospital Revenue
             Refunding, (Grady Memorial
             Hospital Projects), (MBIA
             Insured),
             5.250% 01/01/04...........  Aaa       AAA       5,325
     300    Georgia Municipal Electric
             Authority, Power Revenue,
             Refunded, Series U,
             6.800% 01/01/03...........  AAA       A           326
            Georgia State, GO:
   2,940     7.250% 09/01/04...........  Aaa       AAA       3,466
     300     Series D,
             7.000% 11/01/00...........  Aaa       AAA         320
            Gwinnett County, Georgia,
             School District:
   1,500     4.500% 02/01/15...........  Aa1       AA+       1,458
   4,000     Refunding, Series B,
             6.200% 02/01/03...........  Aa1       AA+       4,384
                                                          --------
                                                            30,231
                                                          --------
            HAWAII -- 1.6%
            Hawaii State, GO:
   1,000     Series BU,
             5.850% 11/01/01...........  Aa        A+        1,060
   2,000     Series CJ,
             5.625% 01/01/02...........  Aa3       A+        2,107
   2,000     Series CL,
             5.000% 03/01/03...........  Aa3       A+        2,087
   5,000     Series CN, (FGIC Insured),
             6.250% 03/01/04...........  Aaa       AAA       5,553
   2,500    Honolulu, Hawaii, City and
             County, Refunding, GO,
             Series A,
             7.350% 07/01/07...........  Aa2       AA        3,076
                                                          --------
                                                            13,883
                                                          --------


PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
            ILLINOIS -- 8.2%
 $ 2,500    Chicago, Illinois, Gas
             Supply Revenue,
             6.875% 03/01/15...........  Aa3       AA-    $  2,758
            Chicago, Illinois,
             Metropolitan Water
             Reclamation District -
             Greater Chicago Capital
             Improvement:
   2,165    5.750% 12/01/01............  Aa2       AA        2,296
   1,100    5.000% 12/01/02............  Aa2       AA        1,151
   2,000    Chicago, Illinois, O'Hare
             International Airport
             Revenue, Passenger
             Facility Charge, Series B,
             AMT, (AMBAC Insured),
             5.000% 01/01/02...........  Aaa       AAA       2,064
   5,000    Chicago, Illinois, Park
             District, GO,
             6.600% 11/15/14...........  A1        AA-       5,713
            Chicago, Illinois, School
             Financing Authority, GO,
             Series A, (MBIA Insured):
   2,000     4.800% 06/01/04...........  Aaa       AAA       2,081
   1,160     4.900% 06/01/05...........  Aaa       AAA       1,216
   4,000    Chicago, Illinois, Water
             Revenue, (AMBAC Insured),
             5.400% 11/01/02...........  Aaa       AAA       4,234
   1,500    Cook County, Illinois,
             Capital Improvement, GO,
             (FGIC Insured),
             5.100% 11/15/03...........  Aaa       AAA       1,586
   2,000    Cook County, Illinois,
             Community College District
             Number 508, Chicago
             Certificates of
             Participation, (FGIC
             Insured),
             8.750% 01/01/07...........  Aaa       AAA       2,619
            Du Page County, Illinois,
             GO, Refunded:
     100     (Jail Project),
             9.000% 01/01/00...........  AAA       AAA         107
     300     (Stormwater Project),
             9.000% 01/01/00...........  AAA       AAA         320
   1,145    Du Page County, Illinois,
             School District GO, (FGIC
             Insured),
             6.750% 02/01/11...........  Aaa       NR        1,399
   8,000    Illinois State, EDL
             Facilities Authority
             Revenues, University of
             Chicago, Series B,
             4.400% 07/01/25...........  Aa1       AA        8,117
   1,100    Illinois State, GO,
             5.500% 08/01/03...........  Aa3       AA        1,179
   1,000    Illinois State Health
             Facilities Authority
             Revenue, (Lutheran General
             Health Systems Project),
             Series C,
             5.250% 04/01/02...........  A1        A+        1,043

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $12,500    Illinois State Sales Tax
             Revenue Refunding, Series
             S,
             6.000% 06/15/03...........  Aa3       AAA    $ 13,658
   1,595    Lake County, Illinois, High
             School District No. 125,
             (Adlai E. Stevenson High
             School),
             5.000% 01/01/04...........  Aa1       NR        1,678
   1,050    Lansing, Illinois, Sales
             Tax Increment Revenue,
             Refunding,
             6.500% 12/01/02...........  NR        BBB       1,145
            Metropolitan Pier and
             Exposition Authority,
             Illinois, Dedicated Tax
             Revenue Refunding:
   2,400     (MBIA-IBC Insured),
             6.500% 06/01/05...........  Aaa       AAA       2,751
   2,000     (McCormick Place Expansion
             Project), Series A, (AMBAC
             Insured),
             6.000% 12/15/06...........  Aaa       AAA       2,273
            Regional Transportation
             Authority, Illinois,
             Series A,
   3,300     (AMBAC Insured), 5.800%
             06/01/05..................  Aaa       AAA       3,641
   1,000     (FGIC Insured),
             6.350% 11/01/04...........  Aaa       AAA       1,096
   8,750    Springfield, Illinois,
             Airport Authority, Garrett
             Aviation Services Project
             4.400% 02/01/08...........  Aaa       AAA       8,843
                                                          --------
                                                            72,968
                                                          --------
            INDIANA -- 0.5%
            Indiana Health Facilities
             Financing Authority,
             Hospital Revenue:
   2,000     (Clarian Health Partners
             Inc. Project), Series A,
             5.000% 02/15/04...........  Aa3       AA        2,095
             (Methodist Hospital Inc.
             Project):
   1,280     6.200% 09/15/00...........  A2        NR        1,340
   1,040     6.500% 09/15/02...........  A2        NR        1,139
                                                          --------
                                                             4,574
                                                          --------
            IOWA -- 1.2%
            Iowa Student Loan Liquidity
             Corporation, Student Loan
             Revenue:
   7,000     Series B,
             4.900% 12/01/05...........  Aaa       NR        7,290
   3,000     Series C, (AMBAC Insured),
             6.500% 12/01/99...........  Aaa       AAA       3,101
                                                          --------
                                                            10,391
                                                          --------


PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
            KANSAS -- 1.4%
 $ 5,000    Kansas State Department of
             Transportation, Highway
             Revenue
             7.250% 03/01/05...........  Aa2       AA     $  5,930
   5,000    Kansas State Department of
             Transportation, Highway
             Revenue, (AMBAC Insured)
             5.500% 10/01/06...........  Aaa       AAA       5,520
   2,175    Labette County, Kansas,
             Single Family Mortgage
             Revenue, Refunded,
             6.300% 12/01/14++.........  AAA       A-        1,007
                                                          --------
                                                            12,457
                                                          --------
            MAINE -- 0.1%
   1,000    Maine State, Municipal
             Board Refunding, Series E,
             (AMBAC Insured),
             5.250% 11/01/04...........  Aaa       AAA       1,074
                                                          --------
            MARYLAND -- 2.4%
   2,000    Baltimore County, Maryland,
             Consolidated Public
             Improvement Bonds,
             Refunded,
             6.900% 04/01/03...........  AAA       AAA       2,135
   1,500    Baltimore, Maryland, Port
             Facilities Revenue,
             Consolidated Coal Sales,
             Series 85,
             6.500% 12/01/10...........  Aa3       AA        1,661
            Maryland State, GO, Third
             Series:
   4,890     6.250% 07/15/02...........  Aaa       AAA       5,217
             Refunded,
   1,500     6.800% 07/15/04...........  AAA       AAA       1,604
     860    Maryland State,
             Transportation Authority,
             Special Obligation
             Revenue, (Baltimore-
             Washington D.C.
             International Airport
             Project), Series A, AMT,
             (FGIC Insured),
             6.400% 07/01/19...........  Aaa       AAA         918
   1,000    Prince Georges County,
             Maryland, Consolidated
             Public Improvement, (MBIA
             Insured),
             5.375% 01/01/09...........  Aaa       AAA       1,082
   3,500    Prince Georges County,
             Maryland, Solid Waste
             Management Systems
             Revenue, (FSA Insured),
             5.200% 06/15/06...........  Aaa       AAA       3,718

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
            Washington County,
             Maryland, Suburban
             Sanitation District
             Authority, GO, Refunded:
 $ 2,500     Water Supply Revenue,
             4.900% 12/01/05...........  Aa1       AA     $  2,660
   2,000     General Construction
             Revenue,
             5.000% 06/01/04...........  Aa1       AA        2,121
                                                          --------
                                                            21,116
                                                          --------
            MASSACHUSETTS -- 4.8%
            Massachusetts State,
             Refunding, GO:
   1,000     Series B,
             5.000% 11/01/01...........  A1        AA-       1,040
   5,000     Series C,
             5.000% 08/01/07...........  A1        AA-       5,293
  12,840     Series C, (AMBAC Insured),
             4.950% 08/01/05...........  Aaa       AAA      13,659
     400     Series D, GO,
             6.375% 07/01/00...........  A1        AA-         419
            Massachusetts Educational
             Financing Authority,
             Educational Loan Revenue,
             Issue G, (MBIA Insured):
             Series A,
   4,500    4.800% 12/01/09............  NR        AAA       4,592
             Series C:
   3,745    4.600% 12/01/08............  NR        AAA       3,784
   3,325    4.700% 12/01/09............  NR        AAA       3,365
   6,000    Massachusetts State Water
             Resources Authority,
             Refunding, Series B, GO,
             5.125% 03/01/04...........  A         A         6,353
   2,000    New England Education Loan
             Marketing Corporation,
             Series A, AMT, GO,
             5.700% 07/01/05...........  A1        A-        2,133
   2,000    University of Lowell,
             Building Authority,
             Massachusetts Guaranteed
             Bond, Series A, (AMBAC
             Insured),
             5.700% 11/01/09...........  Aaa       AAA       2,212
                                                          --------
                                                            42,850
                                                          --------
            MICHIGAN -- 1.3%
   7,500    Detroit, Michigan,
             Convention Facilities,
             Revenue Refunding, (Cobo
             Hall Expansion Project),
             (FSA Insured),
             5.100% 09/30/04...........  Aaa       AAA       7,953


PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
            MICHIGAN -- (CONTINUED)
            Detroit, Michigan,
             Refunding, GO,
             Series B:
 $ 1,000     6.750% 04/01/03...........  Baa2      BBB+   $  1,107
   2,000     7.000% 04/01/04...........  Baa2      BBB+      2,273
                                                          --------
                                                            11,333
                                                          --------
            MINNESOTA -- 1.0%
   1,390    Rochester, Minnesota,
             Health Care Facilities
             Revenue, (Mayo
             Foundation/Mayo Medical
             Center), Series C,
             7.100% 11/15/00...........  NR        AA+       1,464
     900    St. Paul, Minnesota, Sewer
             Revenue Refunding, (AMBAC
             Insured),
             5.100% 12/01/01...........  Aaa       AAA         939
            Southern Minnesota
             Municipal Power Agency,
             Power Supply Systems
             Revenue, Series B:
   2,150    Refunded Balance,
             5.800% 01/01/07...........  AAA       AAA       2,343
   3,850    Unrefunded Balance,
             5.800% 01/01/07...........  A2        A+        4,146
                                                          --------
                                                             8,892
                                                          --------
            MISSISSIPPI -- 1.3%
   8,000    Adams County, Mississippi,
             Pollution Control Revenue
             Refunding, (International
             Paper Company), Series A,
             5.500% 12/01/05...........  A3        A-        8,653
   2,370    Mississippi Higher
             Education, Series C, (GTD
             STD LNS ),
             6.400% 01/01/03...........  NR        A         2,552
                                                          --------
                                                            11,205
                                                          --------
            MISSOURI -- 1.8%
   4,000    Kansas City, Missouri,
             Industrial Development
             Authority, Review,
             4.900% 12/31/08...........  Baa2      NR        4,110
     400    Metropolitan Saint Louis,
             Missouri, Sewer District,
             Mississippi River
             Subdistrict, (FGIC
             Insured),
             6.300% 02/15/01...........  Aaa       AAA         412
            Missouri State: Refunding,
             3rd State Building,
             Refunding:
     300     Series B,
             5.500% 11/01/01...........  Aaa       AAA         317
            State Water Pollution
             Control, Series B:
     200     5.700% 11/01/02...........  Aaa       AAA         212
     300     5.800% 11/01/03...........  Aaa       AAA         319

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
            MISSOURI -- (CONTINUED)
 $   400    Missouri State Board of
             Public Buildings, State
             Office Buildings, Special
             Obligation,
             5.900% 12/01/01...........  Aa        AA     $    426
   1,000    Missouri State
             Environmental Improvement
             and Energy Resource
             Authority, Pollution
             Control Revenue,
             (Association of Electrical
             Cooperation Thomas Hill)
             5.500% 12/01/05...........  A3        A-        1,097
            Missouri State Health and
             Educational Facilities
             Authority:
     300     (Baptist Medical Center),
             Series A, 7.300%
             07/01/99..................  NR        NR          309
   5,000     (BJC Health System),
             5.000% 08/15/28...........  Aa2       AA        4,939
             (Christian Health),
              Series A, (FGIC Insured):
     300     6.400% 02/15/00...........  Aaa       AAA         311
     600     6.600% 02/15/02...........  Aaa       AAA         651
     700     (Sisters of Mercy), Series
             E,
             7.000% 06/01/99...........  Aa1       AA+         716
   1,500     (SSM Health Care),
             Series AA, (MBIA Insured),
             5.400% 06/01/00...........  Aaa       AAA       1,540
     600    St. Louis County, Missouri,
             GO, Pattonville R-3 School
             District, (FGIC Insured),
             5.700% 02/01/01...........  Aaa       AAA         628
                                                          --------
                                                            15,987
                                                          --------
            MONTANA -- 0.9%
   8,000    Forsyth County, Montana,
             PCR, Portland General
             Electric Company,
             Refunding,
             4.600% 05/01/34...........  A3        A-        8,145
                                                          --------
            NEBRASKA -- 0.1%
   1,000    Nebraska Public Power
             District Revenue, Power
             Supply System,
             5.300% 01/01/02...........  A1        A+        1,047
                                                          --------
            NEVADA -- 2.0%
   6,500    Clark County, Nevada, GO:
             (FGIC Insured),
             6.900% 09/01/99...........  Aaa       AAA       6,708
            Nevada State, Municipal GO:
   1,000     (BD Bank Project), Series
             39-A,
             6.000% 07/01/01...........  NR        AA        1,061


PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
            NEVADA -- (CONTINUED)
 $ 5,000     (BD Bank Project 66 & 67),
             Series A, (FGIC Insured),
             5.000% 05/15/28...........  Aaa       AAA    $  4,992
   1,000     ETM, Refunded,
             7.000% 01/01/03...........  Aaa       AAA       1,069
   1,000     Series A,
             5.800% 05/01/00...........  Aa2       AA        1,033
   2,910    Reno, Nevada, GO, Series A,
             (FGIC Insured),
             5.300% 04/01/05...........  Aaa       AAA       3,091
                                                          --------
                                                            17,954
                                                          --------
            NEW JERSEY -- 1.5%
   1,100    Bergen County, New Jersey,
             Utilities Authority, Water
             Pollution Control Revenue,
             Series B,
             5.500% 12/15/02...........  Aaa       AAA       1,175
   3,230    Monmouth County, New
             Jersey, Refunded,
             5.000% 12/01/04...........  Aaa       AA+       3,439
   5,000    New Jersey State, GO,
             Series D,
             5.500% 02/15/04...........  Aa1       AA+       5,407
   1,100    New Jersey State,
             Transportation Trust Fund
             Authority, Transportation
             System, Refunded, Series
             A, (AMBAC Insured),
             5.200% 12/15/00...........  AAA       AAA       1,137
            University of Medicine and
             Dentistry, New Jersey,
             Revenue Bonds, Series C:
   1,000     7.000% 12/01/00...........  A3        AA-       1,057
   1,000     7.000% 12/01/01...........  A3        AA-       1,060
                                                          --------
                                                            13,275
                                                          --------
            NEW MEXICO -- 0.8%
   1,400    Albuquerque, New Mexico,
             GO, Series A,
             4.700% 07/01/00...........  Aa3       AA        1,427
            New Mexico Mortgage
             Financial Authority, AMT,
             (Single Family Mortgage
             Project):
   1,355     Series C-2
             5.950% 07/01/17...........  Aaa       NR        1,444
   2,175     Series E-2,
             5.600% 07/01/17...........  NR        AAA       2,264
   2,000    New Mexico State, GO,
             (Capital Projects),
             5.250% 09/01/03...........  Aa1       AA+       2,053
                                                          --------
                                                             7,188
                                                          --------
            NEW YORK -- 5.9%
            Metropolitan Transit
             Authority, New York,
             Commuter Facilities
             Revenue:
  10,000     5.250% 07/01/17...........  Baa1      BBB+     10,172

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
            Series A,
 $ 3,235    5.250% 07/01/08............  Baa1      BBB+   $  3,469
   3,000    Municipal Assistance
             Corporation for the City
             of New York, Series J, (GO
             of Corp),
             5.750% 07/01/03...........  Aa2       AA        3,255
   4,565    New York, New York, Series
             E, (MBIA Insured),
             5.800% 05/15/05...........  Aaa       AAA       4,971
   1,500    New York, New York, City
             Municipal Water Finance
             Authority,
             5.000% 06/15/08...........  A2        A-        1,587
   1,100    New York State, Serial
             Bonds, GO,
             6.700% 11/15/99...........  A2        A         1,140
   5,950    New York State, Refunding,
             GO, Series F,
             5.000% 09/15/06...........  A2        A         6,344
            New York State Dormitory
             Authority Revenue:
   5,000    City University, Series B,
             5.250% 07/01/06...........  Baa1      BBB+      5,351
   7,000     State University
             Educational Facilities,
             Series A,
             5.400% 05/15/04...........  A3        A-        7,496
            Westchester County, New
             York, GO, Series D:
   2,960    4.625% 11/15/07............  Aaa       AAA       3,112
   1,720    4.625% 11/15/15............  Aaa       AAA       1,720
   1,680    4.625% 11/15/16............  Aaa       AAA       1,670
   1,565    4.625% 11/15/17............  Aaa       AAA       1,555
                                                          --------
                                                            51,842
                                                          --------
            NORTH CAROLINA -- 3.9%
            Mecklenburg County, North
             Carolina, GO:
   3,000    Public Improvement,
             Refunding,
             6.200% 01/01/04...........  AAA       AAA       3,252
   8,000    Revenue Refunding,
            5.750% 03/01/03............  Aaa       AAA       8,547
            North Carolina Medical Care
             Community, Health Care
             Facilities Revenue:
   4,000     Carolina Medicorp
             Project), 5.125%
             05/01/16..................  Aa3       AA        4,037
   2,500    Duke University Health
             System, Series B
            4.500% 06/01/07............  Aa3       AA        2,563
            Pitt County Memorial
             Hospital, Series A:
   2,560    5.000% 12/01/07............  Aa3       AA-       2,708
   3,135    4.400% 12/01/08............  Aa3       AA-       3,149
   5,000    North Carolina State, GO,
             Series A,
             4.750% 04/01/15...........  Aaa       AAA       5,080

PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $ 3,550    North Carolina State,
             Prison Facilities, Series
             B,
             4.500% 06/01/07...........  Aaa       AAA    $  3,683
   1,000    Wake County, North
             Carolina, Special
             Obligations, (Solid Waste
             Management Projects),
             5.000% 02/01/05...........  Aa2       AA        1,063
                                                          --------
                                                            34,082
                                                          --------
            OHIO -- 0.4%
   3,000    Ohio State, Highway Capital
             Improvements, GO, Series
             B,
             5.000% 05/01/07...........  Aa1       AAA       3,228
     300    Ohio State, Water
             Development Authority
             Revenue, Refunded, (Pure
             Water Project), Series I,
             (MBIA Insured),
             7.000% 06/01/99...........  Aaa       AAA         307
                                                          --------
                                                             3,535
                                                          --------
            OKLAHOMA -- 0.6%
   5,000    Tulsa County, Oklahoma,
             Industrial Authority,
             Health Care Revenue, (St.
             Francis Hospital Inc.),
             Series B,
             5.150% 12/15/18...........  NR        AA        5,256
                                                          --------
            OREGON -- 0.7%
   3,000    Multnomah County, Oregon,
             School District Number
             1J - Portland, GO,
             5.50% 06/01/05............  Aa        AA-       3,287
   1,300    Portland, Oregon, Sewer
             System Revenue, Series A,
             5.450% 06/01/03...........  A1        A+        1,390
   1,300    Washington County, Oregon,
             Sewer Revenue, Series A,
             (AMBAC Insured),
             5.300% 10/01/01...........  Aaa       AAA       1,361
                                                          --------
                                                             6,038
                                                          --------
            PENNSYLVANIA -- 3.9%
   2,890    Erie, Pennsylvania, Water
             Authority, Water Revenue,
             7.125% 12/01/11...........  NR        BBB-      3,181
   2,000    Geisinger Authority,
             Pennsylvania, Health
             Systems Revenue, Series A,
             6.000% 07/01/01...........  Aa2       AA        2,113

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
            Pennsylvania Housing
             Finance Agency, Single
             Family Mortgage:
 $ 9,180    Series 61A,
            5.450% 10/01/21............  Aa2       AA+    $  9,363
            Series 62A, AMT:
   1,490    5.100% 10/01/10............  Aa2       AA+       1,537
   1,580    5.200% 10/01/11............  Aa2       AA+       1,630
   3,985    Philadelphia, Pennsylvania,
             Authority for Industrial
             Development Apartment
             Revenue, Philadelphia
             Apartment System Project -
             Series A, (FGIC Insured),
             5.000% 07/01/08...........  Aaa       AAA       4,195
   2,500    Philadelphia, Pennsylvania,
             Industrial Development
             Authority, Industrial
             Development Revenue
             Refunding, (Ashland Oil
             Inc. Project),
             5.700% 06/01/05...........  Baa2      NR        2,684
   9,000    Philadelphia, Pennsylvania,
             Water and Wastewater
             Systems, (FGIC Insured),
             5.500% 06/15/03...........  Aaa       AAA       9,613
                                                          --------
                                                            34,316
                                                          --------
            RHODE ISLAND -- 0.4%
     800    Pawtucket, Rhode Island,
             GO, (FGIC Insured),
             5.250% 04/15/01...........  Aaa       AAA         830
   3,000    Rhode Island State,
             Consolidated Capital
             Development Loan, Series
             A,
            5.400% 08/01/06............  A1        AA-       3,152
                                                          --------
                                                             3,982
                                                          --------
            SOUTH CAROLINA -- 2.2%
   3,210    Greenville Hospital System,
             South Carolina, Hospital
             Facilities Revenue, Series
             B,
             5.500% 05/01/08...........  Aa3       AA        3,506
            Piedmont Municipal Power
             Agency, South Carolina,
             Electric Revenue, (FGIC
             Insured):
   2,580    Series A,
             6.1250% 01/01/03..........  Aaa       AAA       2,798
   5,160    Series B,
             6.000% 01/01/07...........  Aaa       AAA       5,806
   3,665    Richland County, South
             Carolina, Solid Waste
             Disposal Facilities
             Revenue, (Union Camp
             Corporation Project),
             Series A,
             6.750% 05/01/22...........  A1        A-        4,015

PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 3,000    Spartanburg County, South
             Carolina, Health Services
             District Inc., Hospital
             Revenue, Series B, (MBIA
             Insured),
             5.125% 04/15/17...........  Aaa       AAA    $  3,049
                                                          --------
                                                            19,174
                                                          --------
            SOUTH DAKOTA -- 1.0%
   9,000    Education LNS Inc., South
             Dakota, (GTD STD LNS),
             4.950% 06/01/10...........  Aaa       NR        9,167
                                                          --------
            TENNESSEE -- 1.7%
   4,500    McMinn County, Tennessee,
             Industrial Development
             Board, Pollution Control
             Revenue, (Calhoun
             Newsprint Co. Project),
             7.400% 12/01/22...........  Baa1      BBB       5,027
   1,000    Metropolitan Government,
             Nashville and Davidson
             County, Tennessee, Health
             and Educational Facilities
             Board Revenue, Refunding
             and Improvement, (Meharry
             Medical College Project),
             (AMBAC Insured),
             6.000% 12/01/08...........  Aaa       AAA       1,150
   2,000    Metropolitan Government,
             Nashville and Davidson
             County, Tennessee,
             Refunding, GO,
             5.100% 05/15/14...........  Aa2       AA        2,086
   5,555    Tennessee State, GO, Series
             A,
             7.000% 03/01/05...........  Aaa       AA+       6,525
                                                          --------
                                                            14,788
                                                          --------
            TEXAS -- 11.7%
   2,175    Aldine, Texas, Independent
             School District, Capital
             Appreciation, Refunding,
             (PSF-GTD),
             5.450% 02/15/07+..........  Aaa       AAA       1,539
            Austin, Texas, Utilities
             Systems Revenue Refunded:
   5,000    Series A,
             8.000% 11/15/16...........  AAA       AAA       5,537
   2,555    Series 2,
             5.600% 10/01/03...........  AAA       AAA       2,757
     980    Brazos, Texas, Higher
             Education Authority Inc.,
             Revenue Refunding, Senior
             Lien, Series A-2, AMT,
             (Guaranteed Student
             Loans),
             6.050% 06/01/03...........  Aaa       NR        1,057

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
            TEXAS -- (CONTINUED)
            Crowley, Texas, Independent
             School District, GO,
             (PSF-GTD):
 $ 5,930    5.125% 08/01/25............  Aaa       AAA    $  6,005
   6,285    5.125% 08/01/26............  Aaa       AAA       6,365
   4,905    Dallas County, Texas,
             Refunding, Series B,
             5.250% 08/15/09...........  Aaa       AAA       5,369
   1,000    Gulf Coast, Texas,
             Industrial Development
             Authority, (Champion
             International Corporation
             Project),
             7.000% 04/01/04...........  Baa1      BBB       1,016
   2,350    Harris County, Texas,
             Health Facilities
             Development Authority,
             Hospital Revenue Refunding
             (Texas Childrens Hospital
             Project), (MBIA Insured),
             6.000% 10/01/05...........  Aaa       AAA       2,621
   1,245    Houston, Texas, GO,
             6.800% 03/01/01...........  Aa3       AA-       1,300
   2,500    Houston, Texas, Water Works
             and Sewer Revenue, Junior
             Lien, Series A, (MBIA
             Insured),
             5.800% 12/01/04...........  Aaa       AAA       2,739
   1,500    Irving, Texas, Independent
             School District, Capital
             Appreciation Refunding,
             GO, (PSF-GTD),
             5.350% 02/15/02+..........  Aaa       AAA       1,318
   7,520    Lower Colorado River
             Authority, Texas, Revenue
             Refunding, Junior Lien,
             (Fifth Supply), (AMBAC
             Insured),
             5.300% 01/01/06...........  Aaa       AAA       8,010
   5,000    North Central Texas Health
             Facilities Development
             Corporation, Health
             Facilities Revenue,
             (Presbyterian Healthcare),
             Series B, (MBIA Insured),
             5.500% 06/01/16...........  Aaa       AAA       5,483
   1,100    San Antonio, Texas,
             Electric and Gas Revenue
             Refunding,
             5.200% 02/01/01...........  Aa1       AA        1,138
            San Antonio, Texas, Water
             Revenue, (FGIC Insured):
     415    Prerefunded,
             5.900% 05/15/00...........  NR        AAA         430
   2,455    Unrefunded Balance,
             5.900% 05/15/00...........  NR        AAA       2,542

PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 2,000    Southwest Higher Education
             Authority Inc., Revenue
             Refunding, (Southern
             Methodist), (FSA Insured),
             5.125% 10/01/16...........  Aaa       AAA    $  2,063
            Tarrant County, Texas,
             Health Facilities
             Development Corporation,
             Health Systems Revenue,
             Texas Health Resources
             Systems, Series A, (MBIA
             Insured):
   4,805    5.750% 02/15/10............  Aaa       AAA       5,351
   5,000    5.250% 02/15/17............  Aaa       AAA       5,178
   3,200    Texas A&M University
             Revenue Bonds,
             5.950% 05/15/05...........  Aa2       AA        3,570
            Texas Municipal Power
             Agency, Revenue Bonds,
             (MBIA Insured):
   7,210    5.750% 09/01/12............  Aaa       AAA       7,733
   4,790    5.750% 09/01/12............  Aaa       AAA       5,137
     900    Texas State, Texas Public
             Finance Authority, Series
             B,
             5.000% 10/01/01...........  Aa2       AA          934
   1,100    Texas State, Revenue
             Refunding, Series C,
             5.350% 04/01/01...........  Aa2       AA        1,145
   5,500    Texas State, Public Finance
             Authority, Building
             Revenue, (MBIA Insured),
             6.600% 02/01/00...........  Aaa       AAA       5,712
   1,000    Texas State, Revenue
             Refunding, Veterans
             Housing Assistance, Series
             B-4, AMT,
             6.100% 12/01/06...........  Aa2       AA        1,083
     300    University of Texas:
             Permanent University Fund,
             Refunding:
            6.700% 07/01/05............  AAA       AAA         329
   5,335    (PUFG Insured),
            4.700% 07/01/09............  Aaa       AAA       5,510
   4,965    University Revenue Bonds,
             Financing System, Series
             B,
             4.500% 08/15/12...........  Aa1       AAA       4,939
                                                          --------
                                                           103,910
                                                          --------
            UTAH -- 0.7%
            Cache County, Utah, School
             District, Refunding, Utah
             School Board Guaranty
             Program, (SCH BD GTY),
   2,995    5.500% 06/15/06............  NR        AAA       3,292
   2,145    5.500% 06/15/07............  NR        AAA       2,373

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
            UTAH -- (CONTINUED)
 $   300    Davis County, Utah, School
             District, (FGIC Insured),
             6.450% 06/01/02...........  Aaa       AAA    $    325
                                                          --------
                                                             5,990
                                                          --------
            VIRGINIA -- 6.6%
   6,170    Chesapeake, Virginia, GO,
             5.000% 12/01/03...........  Aa3       AA        6,526
   4,000    Chesterfield County,
             Virginia, Refunding and
             Improvement, GO,
             6.250% 07/15/05...........  Aaa       AAA       4,335
   6,000    Covington-Allegheny County,
             Virginia, Industrial
             Development Authority,
             PCR, (Westvaco Corporation
             Project),
             5.900% 03/01/05...........  A1        A         6,679
            Fairfax County, Virginia,
             GO:
   1,100    Series A, (ST AID
             WITHHLDG),
             4.700% 06/01/00...........  Aaa       AAA       1,121
   5,790    Series C, (ST AID
             WITHHLDG),
             5.000% 05/01/05...........  Aaa       AAA       6,167
   2,500    Newport News, Virginia, GO,
             Series B, (ST AID
             WITHHLDG),
             5.400% 11/01/06...........  Aa2       AA        2,704
   1,000    Norfolk, Virginia, GO,
             5.250% 06/01/01...........  A1        AA        1,040
   1,500    Norfolk, Virginia,
             Industrial Development
             Authority, Industrial
             Development Revenue,
             (Sentara Hospitals),
             Series A,
             4.600% 11/01/04...........  Aa2       AA        1,552
   3,000    Virginia Beach, Virginia,
             GO,
             5.100% 07/15/05...........  Aa2       AA        3,213
   2,600    Virginia College Building
             Authority, Virginia
             Educational Facilities
             Revenue, (University of
             Richmond Project),
             5.625% 11/01/02...........  Aa2       AA-       2,720
   1,100    Virginia State, Higher
             Educational Institutions,
             Series C,
             5.900% 06/01/05...........  Aaa       AAA       1,181
   1,500    Virginia State, Public
             Facilities, Series A,
             5.400% 06/01/05...........  Aaa       AAA       1,624

PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
            Virginia State, Public
             School Authority Revenue:
             Series A:
 $ 2,265    6.000% 01/01/00............  Aa        AA     $  2,333
   1,520    6.000% 01/01/00............  Aa        AA        1,559
            Series B:
   7,000    5.250% 01/01/07............  Aa        AA        7,521
   7,620    5.250% 08/01/09............  Aa1       AA+       8,304
                                                          --------
                                                            58,579
                                                          --------
            WASHINGTON -- 8.8%
            King County, Washington,
             GO, Series A:
     510    Unrefunded,
             5.250% 12/01/01...........  Aa1       AA+         534
      90    Prerefunded,
             5.250% 12/01/01...........  Aa1       AA+          94
   2,500    Series C,
             5.625% 06/01/02...........  Aa1       AA+       2,661
            King County, Washington,
             Sewer Revenue,GO, Series
             B:
             Unrefunded,
   5,165    4.750% 01/01/17............  Aa1       AA+       5,146
   8,525    4.750% 01/01/18............  Aa1       AA+       8,450
   1,195    King County, Washington,
             School District Number
             415-Kent, (FSA Insured),
             5.100% 06/01/04...........  Aaa       AAA       1,268
   3,000    Pierce County, Washington,
             School District Number
             003-Puyallup, GO, (FGIC
             Insured),
             5.000% 12/01/03...........  Aaa       AAA       3,164
            Port Seattle, Washington
             Passenger Facilities
             Charge Revenue, AMT,
             Series B (AMBAC Insured):
   5,465    5.000% 12/01/04............  Aaa       A2        5,727
   6,075    5.000% 12/01/08............  Aaa       A2        6,371
   1,500    Snohomish County,
             Washington, School
             District Number 103, (FGIC
             Insured),
             5.150% 06/01/05...........  Aaa       AAA       1,606
     400    Spokane, Washington, GO,
             8.500% 01/01/00...........  Aa3       AA          424
   1,000    Tacoma, Washington, GO,
             Series A,
             5.750% 07/01/02...........  A1        A+        1,066
            Tacoma, Washington,
             Electric Systems Revenue:
     800    (FGIC Insured),
             5.500% 01/01/01...........  Aaa       AAA         831
   2,500    Series B, (AMBAC Insured),
             5.900% 01/01/05...........  Aaa       AAA       2,691
            Washington State, GO:
             Series B:
   1,000    6.550% 08/01/00............  Aa1       AA+       1,052
     500    6.300% 06/01/02............  Aa1       AA+         533

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $ 3,500    Series R-92-A,
             6.400% 09/01/03...........  Aa1       AA+    $  3,772
     900    Series R-92-C,
             5.600% 09/01/01...........  Aa1       AA+         948
     900    Series R-93-A,
             5.250% 10/01/00...........  Aa1      AA+         928
  10,000    Series R-93-B,
             5.125% 10/01/04...........  Aa1       AA+      10,678
   3,840    Washington State, Housing
             Finance Commission, Series
             1A, (GNMA/FNMA COLL),
             5.25% 12/01/18............  Aaa       NR        3,909
            Washington State Public
             Power Supply System,
             Revenue Refunding:
   2,000     (Nuclear Project No. 1),
             Series A,
             6.500% 07/01/03...........  Aa1       AA-       2,163
   1,000     (AMBAC Insured),
             5.500% 07/01/04...........  Aaa       AAA       1,076
   1,150     (Nuclear Project No. 2),
             Series A, 5.800%
             07/01/07..................  Aa1       AA-       1,276
   7,500     (Nuclear Project No. 2),
             Series C, (FGIC Insured),
             7.000% 07/01/01...........  Aaa       AAA       8,111
   3,000     (Nuclear Project No. 3),
             Series B, (FSA Insured),
             5.400% 07/01/05...........  Aaa       AAA       3,232
                                                          --------
                                                            77,711
                                                          --------
            WEST VIRGINIA -- 0.2%
   2,000    West Virginia State,
             Building Community Lease
             Revenue, (West Virginia
             Regional Jail and
             Correction), Series A,
             (MBIA Insured),
             6.700% 07/01/02...........  Aaa       AAA       2,142
                                                          --------
            WISCONSIN -- 3.0%
     300    Milwaukee, Wisconsin, GO,
             Series BZ,
             6.375% 06/15/03...........  Aa1       AA+         321
            Milwaukee, Wisconsin,
             Metropolitan Sewer
             District, GO, Series A:
     300    7.000% 09/01/00............  Aa1       AA+         318
     400    6.700% 10/01/00............  Aa1       NR          424
   5,000    6.700% 10/01/01............  Aa1       NR        5,427
   3,000    5.500% 10/01/09............  Aa1       AA+       3,343
   3,070    Sun Praire, Wisconsin, Area
             School District,
             Promissary Notes, (FGIC
             Insured),
             5.500% 04/01/03...........  Aaa       AAA       3,277
   2,735    Wisconsin Housing &
             Economic Development
             Authority, Series G, GO,
             5.350% 03/01/12...........  Aa2       UR        2,833

PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
            WISCONSIN -- (CONTINUED)
            Wisconsin State, GO:
 $   600    Series A,
            5.750% 05/01/00............  Aa2       AA     $    620
     300    Series D,
            6.000% 05/01/00............  Aa2       AA          311
            Wisconsin State, Refunding,
             GO:
     900    Series 1,
            5.100% 11/01/01............  Aa2       AA          937
            Series 2,
   4,760    5.000% 05/01/06............                      5,069
   3,625    5.125% 11/01/08............  Aa2       AA        3,923
                                                          --------
                                                            26,803
                                                          --------
            TOTAL MUNICIPAL BONDS AND NOTES
             (Cost $863,993)....................           916,806
                                                          --------

  SHARES
----------
             INVESTMENT COMPANY -- 0.9% (Cost $8,115)
 8,115,000   AIM Tax-Exempt Fund........................      8,115
                                                           --------
             TOTAL INVESTMENTS
              (Cost $872,108*)...................  104.5%   924,921
                                                           --------
             OTHER ASSETS AND
              LIABILITIES (NET)..................  (4.5)
             Cash.......................................          1
             Receivable for investment securities
              sold......................................     12,183
             Receivable for fund shares sold............        851
             Dividends and interest receivable..........     13,083
             Other assets...............................          1
             Payable for fund shares redeemed...........     (3,733)
             Investment advisory fee payable............       (259)
             Administration fees payable................        (60)
             Shareholder servicing and distribution
              fees payable..............................        (22)
             Payable for investment securities
              purchased.................................    (25,946)
             Accrued trustees' fees and expenses........        (23)
             Accrued expenses and other liabilities.....       (163)
                                                           --------
             TOTAL OTHER ASSETS AND
              LIABILITIES (NET).........................     (4,087)
                                                           --------
             NET ASSETS..........................    100%  $920,834
                                                           --------
                                                            -------
             NET ASSET VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE
             PRIMARY A SHARES:
             ($903,899,000/86,536,605 shares
              outstanding)..............................     $10.45
                                                           ========
             INVESTOR A SHARES:
             ($13,043,000/1,248,639 shares
              outstanding)..............................     $10.45
                                                           ========
             INVESTOR B SHARES:
             ($2,294,000/219,584 shares outstanding)....     $10.45
                                                           ========
             INVESTOR C SHARES:
             ($1,598,000/152,941 shares outstanding)....     $10.45
                                                           ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund

   STATEMENT OF NET ASSETS  (CONTINUED)
                                               SEPTEMBER 30, 1998 (UNAUDITED)

                                                            VALUE
                                                            (000)
-------------------------------------------------------------------
             NET ASSETS CONSIST OF:
             Undistributed net investment income........   $    553
             Accumulated net realized gain
              on investments sold.......................      2,058
             Net unrealized appreciation of
              investments...............................     52,813
             Paid-in capital............................    865,410
                                                           --------
             NET ASSETS.................................   $920,834
                                                           ========

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $52,820,000 and gross depreciation of $7,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $872,108,000.

+ Zero coupon security. The rate shown reflects the yield to maturity.

Nations Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 1998 (as a percentage of net assets):

   MBIA                                                                11.99%
   AMBAC                                                               10.40%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S   S&P     (000)
-------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.8%
            ALABAMA -- 2.8%
 $ 2,000    Birmingham, Alabama,
             Refunding, GO, Series B,
             6.250% 04/01/12............  A3        AA     $  2,184
   3,000    Butler County, Alabama,
             Industrial Development
             Board, Solid Waste Disposal
             Revenue, (James River
             Corporation Project),
             8.000% 09/01/28............  NR        BBB-      3,455
   7,210    Courtland, Alabama,
             Industrial Development
             Board, Solid Waste Disposal
             Revenue, 5.750% 11/01/27...  Baa1      NR        7,445
   2,400    Daphne, Alabama, Special
             Care Facilities Financing
             Authority Revenue,
             Refunding, Presbyterian
             Retirement, Series A,
             7.300% 08/15/18............  NR        NR        2,627
   2,000    Jefferson County, Alabama,
             Warrants, Sewer Revenue
             Refunding, Series A, (FGIC
             Insured), 5.625%
             02/01/22...................  Aaa       AAA       2,154
   1,000    Morgan County-Decatur,
             Alabama, Healthcare
             Authority, Hospital Revenue
             Refunding, (Decatur General
             Hospital), (CONNIE LEE
             Insured), 6.250%
             03/01/13...................  NR        AAA       1,106
                                                           --------
                                                             18,971
                                                           --------
            ALASKA -- 2.0%
   1,500    Alaska Student Loan
             Corporation, Student Loan
             Revenue, Series A, (AMBAC
             Insured), 5.250%
             07/01/07...................  Aaa       AAA       1,581
            Anchorage, Alaska, Electric
             Utilities Revenue
             Refunding,
   1,000    Senior Lien, (MBIA Insured):
             8.000% 12/01/09............  Aaa       AAA       1,332
   7,000     Series B, 5.500% 02/01/26... Aaa       AAA       7,419
   2,250    Anchorage, Alaska, Telephone
             Utilities Revenue
             Refunding, Series A, (AMBAC
             Insured), 4.500%
             12/01/02...................  Aaa       AAA       2,309
   1,000    North Slope Boro, Alaska,
             Capital Appreciation, GO,
             Series A, (MBIA Insured),
             5.750% 06/30/06++..........  Aaa       AAA         726
                                                           --------
                                                             13,367
                                                           --------

PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S   S&P     (000)
-------------------------------------------------------------------
            ARIZONA -- 2.3%
 $ 2,000    Maricopa County Arizona,
             Unified School District No.
             93-Cave Creek, GO, Series
             A, (FGIC Insured), 5.900%
             07/01/06...................  Aaa       AAA    $  2,153
   4,000    Maricopa County Arizona,
             Unified School District No.
             4-Mesa, Capital
             Appreciation, GO, Refunded,
             (FGIC Insured), 0.000%
             07/01/02++.................  Aaa       AAA       3,469
            Maricopa County, Arizona,
             Unified School District No.
             48, (Scottsdale Refunding),
             Series B:
   1,000    6.300% 07/01/04.............  Aa2       AA        1,127
   1,300    4.600% 07/01/11.............  Aa2       AA        1,318
   3,000    Maricopa County, Arizona,
             School District No. 006,
             Washington Elementary,
             Series C, (FGIC Insured),
             4.000% 07/01/10............  Aaa       AAA       2,912
   2,000    Salt River Project Arizona
             Agriculture Improvement and
             Power District, Arizona,
             Electric System Revenue,
             Series C, 6.250%
             01/01/19...................  Aa2       AA        2,161
   5,000    Tucson and Pima County,
             Arizona, Industrial
             Development Authority,
             Single Family Mortgage
             Revenue, Capital
             Appreciation, Series
             1983-A, 11.000%
             12/01/14++.................  AAA       NR        2,352
                                                           --------
                                                             15,492
                                                           --------
            ARKANSAS -- 0.8%
   1,300    Arkansas State Development
             Finance Authority, Waste
             Water Systems Revenue,
             Revolving Ln Fd, Series A,
             5.700% 12/01/12............  NR        AA        1,419
   3,425    Blytheville, Arkansas, Solid
             Waste Recycling and Sewer
             Treatment Revenue, (Nucor
             Corporation Project),
             6.375% 01/01/23............  A1        AA-       3,669
                                                           --------
                                                              5,088
                                                           --------
            CALIFORNIA -- 2.9%
            California State, Department
             of Water Reserves Central
             VY Project Revenue:
   3,000     Water System - Series 0,
             5.000% 12/01/12............  Aa2       AA        3,139
   1,460     Water System - J2,
             Unrefunded Balance, 6.125%
             12/01/13...................  Aa2       AA        1,548

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS (CONTINUED)            SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S   S&P     (000)
-------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
            California State, GO:
 $ 1,000    7.100% 09/01/02.............  A1        A+     $  1,126
   1,000    7.000% 08/01/04.............  A1        A+        1,170
   1,000    Los Angeles, California,
             Waste Water Systems Revenue
             Refunding, Series C, (MBIA
             Insured), 5.500%
             06/01/14...................  Aaa       AAA       1,066
            Metropolitan Water District
             of Southern California,
             Waterworks Revenue, Series
             A, (MBIA Insured):
   2,000    5.750% 07/01/15.............  Aaa       AAA       2,199
   3,000    5.500% 07/01/19.............  Aa2       AA        3,110
   2,595    San Franscisco, California,
             City and County Airport
             Commission, International
             Airport Revenue, Second
             Series, Issue 9B, (FGIC
             Insured), 5.250%
             05/01/13...................  Aaa       AAA       2,750
   3,500    Southern California Public
             Power Authority, (Palo
             Verde Project), Refunding,
             Series A, 5.000%
             07/01/15...................  A2        AA-       3,525
                                                           --------
                                                             19,633
                                                           --------
            COLORADO -- 0.7%
   1,500    Arapahoe County, Colorado,
             Capital Improvement,
             Transportation, Federal
             Highway Revenue Bonds,
             Series E-470, 6.900%
             08/31/15...................  AAA       NR        1,803
   2,500    Douglas County, Colorado,
             Sales and Use Tax Revenue,
             (MBIA Insured), 5.500%
             10/15/11...................  Aaa       AAA       2,708
                                                           --------
                                                              4,511
                                                           --------
            CONNECTICUT -- 0.7%
   1,000    Connecticut State, GO,
             Series A, 5.300%
             05/15/10...................  Aa3       AA-       1,080
            Connecticut State Housing
             Finance Authority Revenue,
             (Housing Mortgage Finance
             Program):
   1,610    Series A, 6.100% 05/15/13...  Aa2       AA        1,717
   1,590    Series B, 6.700% 11/15/12...  Aa3       AA        1,725
                                                           --------
                                                              4,522
                                                           --------
            DISTRICT OF COLUMBIA -- 1.7%
   7,000    District of Columbia,
             Hospital Revenue Refunding,
             (Medlantic Healthcare
             Group), Series A, (MBIA
             Insured), 5.375%
             08/15/15...................  Aaa       AAA       7,368

PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S   S&P     (000)
-------------------------------------------------------------------
            DISTRICT OF COLUMBIA -- (CONTINUED)
 $ 3,905    District of Columbia,
             Revenue Refunding, (Howard
             University), (MBIA
             Insured), 5.750%
             10/01/12...................  Aaa       AAA    $  4,273
                                                           --------
                                                             11,641
                                                           --------
            FLORIDA -- 6.7%
            Florida State Board of
             Education, Capital Outlay,
             Public Education, GO,
             Series A:
   1,000    5.500% 06/01/14.............  Aa2       AA+       1,068
   3,000    5.000% 01/01/17.............  Aa2       AA+       3,033
   1,735    Unrefunded Balance, 9.125%
             06/01/14...................  Aa2       AA+       2,534
   2,000    Florida State Department,
             General Services Division,
             Facilities Management
             Revenue Refunding, (Florida
             Facilities Pool), Series B,
             (AMBAC, Insured), Series B,
             5.700% 09/01/20............  Aaa       AAA       2,155
   3,400    Florida State Division,
             Board Finance Department,
             General Services Revenue,
             Department National
             Resources, (Preservation
             2000), Series A, (AMBAC
             Insured), 6.700%
             07/01/05...................  AAA       AAA       3,735
   3,500    Hillsborough County,
             Florida, Industrial
             Development Authority,
             Pollution Control Revenue
             Refunding, (Tampa Electric
             Project), 8.000%
             05/01/22...................  Aa3       AA        4,063
   3,000    Jacksonville, Florida, PCR,
             Refunding, (Anheuser-Busch
             Companies Project), 5.700%
             08/01/31...................  A1        A+        3,236
   3,900    Martin County, Florida,
             Industrial Development
             Authority Revenue,
             (Indiantown Cogeneration
             Project), AMT, Series A,
             7.875% 12/15/25............  Baa3      BBB-      4,590
   1,000    North Broward Hospital
             District, Florida, Hospital
             Revenue Refunding, (MBIA
             Insured), 6.250%
             01/01/06...................  AAA       AAA       1,095
            Orlando, Florida, Community
             Water and Electric
             Utilities Revenue
             Refunding:
   1,500    Series A, 5.000% 10/01/20...  Aa2       AA-       1,498
   1,200    Series D, 6.750% 10/01/17...  Aa2       AA-       1,493

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS (CONTINUED)            SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S   S&P     (000)
-------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 1,000    Orlando and Orange County
             Expressway Authority,
             Florida Expressway Revenue,
             Junior Lien, (FGIC
             Insured), 6.500%
             07/01/10...................  Aaa       AAA    $  1,208
  12,115    Polk County, Florida,
             Industrial Development
             Authority, Solid Waste
             Disposal Facilities
             Revenue, (Tampa Electric
             Company Project), 5.850%
             12/01/30...................  Aa2       AA       13,164
   2,000    South Broward, Florida,
             Hospital District Revenue
             Refunding, (FSA Insured),
             5.500% 05/01/28............  Aaa       AAA       2,076
                                                           --------
                                                             44,948
                                                           --------
            GEORGIA -- 8.5%
   1,100    Atlanta, Georgia, GO, 5.600%
             12/01/11...................  Aa3       AA        1,186
   5,500    Brunswick & Glynn County,
             Georgia, Development
             Authority Revenue,
             Refunding, (Georgia Pacific
             Corporation Project),
             5.550% 03/01/26............  Baa2      NR        5,593
   1,000    Cartersville, Georgia,
             Development Authority
             Revenue, Sewer Facilities,
             (Anheuser Busch), 6.125%
             05/01/27...................  A1        A+        1,100
   2,000    Coweta County, Georgia,
             School System, GO, 6.300%
             08/01/11...................  A         A         2,216
   2,500    De Kalb County, Georgia, GO,
             Refunding, 5.250%
             01/01/20...................  Aa1       AA+       2,565
   2,000    De Kalb County, Georgia,
             School District, GO, Series
             A, 6.250% 07/01/09.........  Aa        AA        2,357
   3,000    Effingham County, Georgia,
             Development Authority Solid
             Waste Disposal Revenue,
             (Fort James Project),
             5.625% 07/01/18............  Baa2      BBB-      3,050
   4,750    Fulco, Georgia, Hospital
             Authority Revenue,
             Anticipation Certificates,
             (Saint Josephs Hospital),
             5.500% 10/01/18............  A3        A         5,090
            Georgia State, GO:
   3,000     Refunding, Series A, 6.250%
             03/01/06...................  Aaa       AAA       3,448
             Series B:
   3,000    6.250% 04/01/07.............  Aaa       AAA       3,492
   3,000    6.250% 03/01/11.............  Aaa       AAA    $  3,555

PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S   S&P     (000)
-------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 1,650    Gwinnett County, Georgia,
             Certificates of
             Participation, Water and
             Sewer, 8.600% 08/01/03.....  Aaa       AAA       1,995
            Metropolitan Atlanta Rapid
             Transit Authority (MARTA),
             Georgia, Sales Tax Revenue
             Refunding:
   2,080     Series M, 6.350%
             07/01/04...................  A1        AA-       2,245
            Series P, (AMBAC Insured):
   1,000    6.000% 07/01/04.............  Aaa       AAA       1,110
   1,000    6.100% 07/01/05.............  Aaa       AAA       1,128
   2,000    6.250% 07/01/20.............  Aaa       AAA       2,407
   2,000    Monroe County, Georgia,
             Development Authority, PCR,
             (Oglethorpe Power
             Corporation), Series A,
             6.800% 01/01/11............  A3        A         2,427
            Savannah, Georgia, Hospital
             Authority, Revenue
             Refunding and Improvement:
   3,000    (Candler Hospital Project),
             Pre Refunded, 7.000%
             01/01/23...................  Ba1       BB        3,403
   2,000    (St. Joseph's Hospital
             Project), Pre Refunded,
             6.125% 07/01/12............  A2        NR        2,224
   2,690    Union County, Georgia,
             Housing Authority, Multi-
             family Housing Revenue
             Refunding, (Hidden Lake
             Apartments), Series A,
             (FHA/FNMA COLL), 7.125%
             12/01/25...................  Aaa       NR        2,954
   3,000    White County, Georgia,
             Industrial Development
             Authority Revenue
             Refunding, (Clark-Schwebel
             Fiber Glass Company
             Project), 6.850%
             06/01/10...................  NR        BBB+      3,228
                                                           --------
                                                             56,773
                                                           --------
            HAWAII -- 1.4%
   1,900    Hawaii State Department of
             Budget and Finance, Special
             Purpose Mortgage Revenue,
             (Hawaiian Electric Company
             and Subsidiaries), (MBIA
             Insured), 6.550%
             12/01/22...................  Aaa       AAA       2,096
   3,000    Hawaii State, GO, Series CN,
             (FGIC Insured), 6.250%
             03/01/04...................  Aaa       AAA       3,332

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS (CONTINUED)            SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S   S&P     (000)
-------------------------------------------------------------------
            HAWAII -- (CONTINUED)
 $ 1,500    Honolulu, Hawaii, City and
             County, Refunding and
             Improvement, GO, Series B,
             8.000% 10/01/10............  A2        AA     $  2,001
   2,100    Maui County, Hawaii,
             Refunding, GO, (FGIC
             Insured), 5.000%
             09/01/03...................  Aaa       AAA       2,204
                                                           --------
                                                              9,633
                                                           --------
            ILLINOIS -- 4.9%
   3,385    Chicago, Illinois,
             Metropolitan Water
             Reclamation District,
             (Greater Chicago), Capital
             Improvement Bonds, 6.900%
             01/01/07...................  Aa2       AA        4,044
            Chicago, Illinois, O'Hare
             International Airport,
             Revenue Refunding:
   2,640     Sr Lien - Series A, 5.000%
             01/01/16...................  A1        A+        2,637
   3,000     Second Lien, Series C,
             (MBIA Insured), 5.000%
             01/01/18...................  Aaa       AAA       3,014
   1,500     Special Facilities,
             (American Airlines Inc.
             Project), 8.200%
             12/01/24...................  Baa2      BBB-      1,798
   2,000    Chicago, Illinois, Park
             District, GO, (MBIA
             Insured),
             5.500% 01/01/16............  Aaa       AAA       2,139
   2,000    Cook County, Illinois,
             Capital Improvement, GO,
             (FGIC Insured),
             5.900% 11/15/16............  Aaa       AAA       2,280
   1,000    Cook County, Illinois,
             Forest Preserve District,
             (Zoo), GO, (MBIA Insured),
             5.800% 11/01/16............  Aaa       AAA       1,082
   1,850    Glendale Heights, Illinois,
             Hospital Revenue, (Glendale
             Heights Project), Revenue
             Refunding, Series B,
             7.100% 12/01/15............  AAA       AAA       2,247
   1,800    Illinois Educational
             Facilities Authority
             Reserves, (NorthWestern
             University),
             5.375% 12/01/21............  Aa1       AA+       1,857
            Illinois State Development
             Finance Authority, PCR,
             Refunding:
   4,000     (Commonwealth Edison
             Company Project),
             7.250% 06/01/11............  Baa2      BBB       4,328
   1,000     (Edison Company Project),
             Series D, (AMBAC Insured),
             6.750% 03/01/15............  Aaa       AAA       1,145

PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S   S&P     (000)
-------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 2,000    Illinois State, GO, (MBIA
             Insured),
             6.000% 02/01/16............  Aaa       AAA    $  2,198
   1,500    Illinois State Sales Tax
             Revenue Refunding, Series
             V,
             6.375% 06/15/17............  Aa3       AAA       1,706
   2,680    Southern Illinois University
             Revenue, Capital
             Appreciation, Housing and
             Auxilary Facilities
             Systems, (MBIA Insured),
             5.100% 04/01/06++..........  Aaa       AAA       1,965
                                                           --------
                                                             32,440
                                                           --------
            INDIANA -- 4.0%
   2,500    Franklin, Indiana, Economic
             Development Revenue
             Refunding, (Hoover
             Universal Inc. Project,
             Guaranteed by Johnson
             Controls Inc.),
             6.100% 12/01/04............  A2        A         2,773
            Hamilton South Eastern
             Indiana, North Delaware
             School Building
             Corporation, First
             Mortgage, (AMBAC Insured):
   1,000    5.000% 07/15/07.............  Aaa       AAA       1,068
   1,000    5.100% 07/15/09.............  Aaa       AAA       1,073
   1,000    Hammond, Indiana, PCR,
             (Stauffer Chemical
             Project),
             8.000% 11/01/12............  A1        NR        1,067
   1,000    Indiana Health Facility,
             Financing Authority,
             Hospital Revenue, (Clarian
             Health Partners,
             Incorporated), Series A,
             5.500% 02/15/16............  Aa3       AA        1,053
   3,000    Indiana State, Financing
             Authority Toll Road
             Revenue,
             6.000% 07/01/15............  A1        A         3,006
            Indianapolis, Indiana,
             Airport Authority, Special
             Facilities Revenue,
             (Federal Express
             Corporation Project):
   2,000    7.100% 01/15/17.............  Baa2      BBB       2,266
            Refunding,
  10,000    5.500% 05/01/29.............  Baa2      BBB      10,059
            Saint Joseph County,
             Indiana, Educational
             Facilities Revenue,
             University of Notre Dame,
             (Du Lac Project):
   2,000    5.250% 03/01/21.............  Aaa       NR        2,049
   2,000    5.500% 03/01/26.............  Aaa       NR        2,096
                                                           --------
                                                             26,510
                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS (CONTINUED)            SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S   S&P     (000)
-------------------------------------------------------------------
            KANSAS -- 0.7%
 $ 2,000    Kansas City, Kansas,
             Utilities System Revenue
             Refunding and Improvement,
             (FGIC Insured),
             6.250% 09/01/14............  Aaa       AAA    $  2,254
   2,000    Kansas State, Department of
             Transportation, Highway
             Revenue, Series A,
             6.000% 09/01/07............  Aa2       AA        2,199
                                                           --------
                                                              4,453
                                                           --------
            KENTUCKY -- 0.2%
   1,000    Kentucky State Turnpike
             Authority, Economic
             Development, Revenue
             Refunding, (Revitalization
             Projects), (AMBAC Insured),
             5.500% 07/01/08............  Aaa       AAA       1,112
                                                           --------
            MAINE -- 0.2%
   1,000    Maine State, Health and
             Higher Educational
             Facilities Authority
             Revenue, Series B, (AMBAC
             Insured),
             5.500% 07/01/16............  Aaa       AAA       1,061
                                                           --------
            MASSACHUSETTS -- 3.5%
   2,885    Massachusetts Bay
             Transportation Authority,
             General Transportation
             Systems, Series A,
             5.750% 03/01/18............  A1        AA-       3,223
   3,750    Massachusetts State,
             Refunding, GO, (AMBAC
             Insured), Series A,
             5.200% 11/01/12............  Aaa       AAA       3,975
            Massachusetts State,
             Consolidated Loan, GO:
   2,500    Series A, (MBIA Insured),
             5.750% 02/01/13............  Aaa       AA-       2,775
   2,000    Series B, (FGIC Insured),
             5.500% 06/01/10............  Aaa       AAA       2,188
   7,400    Massachusetts State Port
             Authority, Revenue Bonds,
             Special Facilities,
             (Bosfuel Project), (MBIA
             Insured), 5.750%
             07/01/39...................  Aaa       AAA       7,908
   3,000    Massachusetts State, Water
             Reserves Authority,
             Refunding, Series B, 6.250%
             11/01/10...................  A1        A         3,281
                                                           --------
                                                             23,350
                                                           --------
            MICHIGAN -- 1.9%
   1,670    Byron Center, Michigan,
             Public Schools, GO, (MBIA
             Insured), 5.970%
             05/01/15...................  Aaa       AAA       1,880
   1,000    Detroit, Michigan,
             Refunding, Series B, 6.375%
             04/01/07...................  Baa2      BBB+      1,120

PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S   S&P     (000)
-------------------------------------------------------------------
            MICHIGAN -- (CONTINUED)
 $ 1,250    Kalamazoo, Michigan, City
             School District, Refunding,
             GO, (FGIC Insured), 5.650%
             05/01/14...................  Aaa       AAA    $  1,353
   1,000    Lakeshore, Michigan, Public
             Schools, GO, (MBIA
             Insured), 5.750%
             05/01/15...................  Aaa       AAA       1,080
   3,000    Michigan State,
             Comprehensive
             Transportation, Refunding,
             Series A, (MBIA Insured),
             5.250% 08/01/13............  Aaa       AAA       3,166
   1,000    Michigan State,
             Environmental Protection
             Program, GO, 6.250%
             11/01/12...................  Aa1       AA+       1,180
   2,000    Michigan State Hospital
             Finance Authority, Hospital
             Revenue, (Holland Community
             Hospital), (AMBAC Insured),
             5.625% 01/01/28............  Aaa       AAA       2,132
   1,000    Michigan State Trunk Line,
             Series A, (FGIC Insured),
             5.625% 11/15/14............  Aaa       AAA       1,076
                                                           --------
                                                             12,987
                                                           --------
            MISSISSIPPI -- 1.7%
   5,000    Adams County Mississippi,
             PCR, Refunded,
             (International Paper
             Company), Series A, 5.500%
             12/01/05...................  A3        A-        5,408
   3,000    Lowndes County, Mississippi,
             Solid Waste Disposal & PCR,
             Refunding, (Weyerhaeuser
             Company Project), Series A,
             6.800% 04/01/22............  A2        A         3,800
   2,200    Mississippi, Hospital
             Equipment and Facilities
             Authority Revenue,
             Refunding and Improvement,
             (North Mississippi Health
             Services), (AMBAC Insured),
             5.400% 05/15/04............  Aaa       AAA       2,354
                                                           --------
                                                             11,562
                                                           --------
            MISSOURI -- 3.5%
   1,000    Independence, Missouri,
             School District, GO, 6.250%
             03/01/11...................  A3        NR        1,181
   4,140    Joplin, Missouri, Industrial
             Development Authority
             Revenue, 5.125% 12/01/15...  Aa2       AA        4,205

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS (CONTINUED)            SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S   S&P     (000)
-------------------------------------------------------------------
            MISSOURI -- (CONTINUED)
            Missouri State Environmental
             Improvement and Energy
             Resource Authority:
 $ 1,100     Environment Improvement
             Resources, (Union Electric
             Company Project), Series A,
             (AMBAC Insured), 7.400%
             05/01/20...................  Aaa       AAA    $  1,181
   1,000     Water Pollution Control,
             State Revolving Fund,
             (Kansas City), Series A,
             5.750% 01/01/16............  Aa1       NR        1,071
   6,000    Missouri State Health and
             EDL Facility Authority, EDL
             Facilities Revenue, 5.000%
             11/15/37...................  Aa1       AA+       6,005
   1,595    Missouri State Housing
             Development Commission,
             Mortgage Revenue, Single
             Family-Homeowner Loan,
             Series A, 6.100%
             09/01/14...................  NR        AAA       1,699
   1,625    Missouri State Water PCR,
             Series A, 5.600%
             04/01/15...................  Aaa       AAA       1,761
   3,500    Sikeston, Missouri, Electric
             Revenue, Refunding, (MBIA
             Insured), 6.100%
             06/01/07...................  Aaa       AAA       4,025
   2,000    University of Missouri,
             Health Facilities Revenue,
             (University of Missouri
             Health Systems), Refunding,
             Series A, (AMBAC Insured),
             5.500% 11/01/16............  Aaa       AAA       2,125
                                                           --------
                                                             23,253
                                                           --------
            MONTANA -- 1.2%
   8,000    Forsyth, Montana, PCR,
             Portland General Electric
             Company, 4.600% 05/01/33...  A3        A-        8,145
                                                           --------
            NEVADA -- 1.5%
   1,400    Clark County, Nevada,
             Refunding and Improvement-
             Transportation, Series A,
             (MBIA Insured), 6.000%
             06/01/12...................  Aaa       AAA       1,561
   1,000    Las Vegas-Clark County,
             Nevada, Library District,
             GO, Series A, (FGIC
             Insured), 6.000%
             02/01/12...................  Aaa       AAA       1,085
   2,000    Nevada State, GO, (Project
             No. 40-41-A), 6.375%
             12/01/17...................  NR        AAA       2,165

PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S   S&P     (000)
-------------------------------------------------------------------
            NEVADA -- (CONTINUED)
 $ 5,000    Nevada State, Municipal Bond
             Bank Projects 66 & 67 -
             Series A, (FGIC Insured),
             5.000% 05/15/28............  Aaa       AAA    $  4,992
                                                           --------
                                                              9,803
                                                           --------
            NEW HAMPSHIRE -- 0.4%
   2,350    New Hampshire State, Higher
             Education & Health
             Facilities Authority
             Revenue, University System
             of New Hampshire, (MBIA
             Insured), 5.750%
             07/01/24...................  Aaa       AAA       2,470
                                                           --------
            NEW JERSEY -- 0.7%
   1,130    New Jersey State, Highway
             Authority, Garden State
             Parkway Generated Revenue,
             6.500% 01/01/11............  N/A       AAA       1,278
   3,000    New Jersey State,
             Transportation Trust Fund
             Authority, (Transportation
             Systems Project), Series B,
             (MBIA Insured), 5.000%
             06/15/04...................  Aaa       AAA       3,175
                                                           --------
                                                              4,453
                                                           --------
            NEW MEXICO -- 0.5%
   2,000    New Mexico Mortgage Finance
             Authority, AMT, Single
             Family Mortgage Program,
             Series C-2,
             (GNMA/FNMA/FHLMC COLL),
             6.050% 07/01/28............  Aaa       NR        2,121
   1,000    Santa Fe, New Mexico, Gross
             Receipts Tax Revenue,
             Refunding, Series A, (AMBAC
             Insured), 5.000%
             06/01/07...................  Aaa       AAA       1,068
                                                           --------
                                                              3,189
                                                           --------
            NEW YORK -- 2.9%
            Municipal Assistance
             Corporation for New York
             City, New York:
   2,000    Series E, 5.200% 07/01/08...  Aa2       AA        2,156
   5,000    Series J, 5.500% 07/01/02...  Aa2       AA        5,307
   1,000    New York State Dorm
             Authority, Revenue Bonds,
             (Canisius College), 5.300%
             07/01/08...................  Aaa       AAA       1,081

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS (CONTINUED)            SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S   S&P     (000)
-------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
 $ 2,000    New York State Energy
             Reshape and Development
             Authority, Facilities
             Revenue Refunding,
             (Consolidated Edison
             Company-New York), Series
             A, 6.100% 08/15/20.........  A1        A+     $  2,194
            New York State Local
             Government Assistance
             Corporation:
   3,000    Series A, 6.000% 04/01/16...  A3        A+        3,318
   3,000    Series D, 6.750% 04/01/21...  AAA       AAA       3,355
   2,000    New York, New York, City
             Municipal Water Finance
             Authority, Water and Sewer
             Systems Revenue, Series B,
             5.750% 06/15/29............  A2        A         2,171
                                                           --------
                                                             19,582
                                                           --------
            NORTH CAROLINA -- 3.3%
   1,950    North Carolina Housing
             Finance Agency, Refunding,
             Multifamily Revenue, Series
             B, (FHA COLL), 6.900%
             07/01/24...................  Aa2       NR        2,095
            North Carolina Medical Care
             Community, Health Care
             Facilities Revenue:
   2,605    (Novant Health Project),
             Refunding, Series A, 5.000%
             10/01/08...................  Aaa       AAA       2,780
   2,500    (Carolina Medicorp Project),
             5.250% 05/01/26............  Aa3       AA        2,527
   9,675    North Carolina State,
             Highway - Series A, 4.500%
             05/01/07...................  Aaa       AAA      10,088
   2,000    University of North
             Carolina, Chapel Hill,
             Hospital Revenue, 5.000%
             02/15/29...................  Aa3       AA        2,003
   2,400    Wake County, North Carolina,
             GO, 4.500% 03/01/08........  Aaa       AAA       2,488
                                                           --------
                                                             21,981
                                                           --------
            OHIO -- 1.0%
   1,000    Dayton, Ohio, Special
             Facilities Revenue, (Air
             Freight Corporation
             Project), Series F, 6.050%
             10/01/09...................  NR        BBB       1,099
   1,000    Lucas County, Ohio, Hospital
             Revenue, (Flower Hospital
             Project), Pre-refunded,
             6.125% 12/01/13............  NR        NR        1,125

PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S   S&P     (000)
-------------------------------------------------------------------
            OHIO -- (CONTINUED)
 $ 4,000    Ohio State Highway Capital
             Improvements, GO, Series B,
             5.000% 05/01/07............  Aa1       AAA    $  4,303
                                                           --------
                                                              6,527
                                                           --------
            OKLAHOMA -- 0.5%
   3,270    Oklahoma State, Industrial
             Authority Revenue,
             Deaconess Health Care,
             Series A,
             5.750% 10/01/17............  Baa2      BBB       3,417
                                                           --------
            OREGON -- 0.8%
   2,000    Chemeketa, Oregon, Community
             College District, GO, (FGIC
             Insured),
             5.800% 06/01/12............  Aaa       AAA       2,244
   2,900    Portland, Oregon, Sewer
             System Revenue,
             6.250% 06/01/15............  A1        A+        3,272
                                                           --------
                                                              5,516
                                                           --------
            PENNSYLVANIA -- 3.0%
   3,000    Beaver County, Pennsylvania,
             Industrial Development
             Authority, PCR, Refunding,
             (Pennsylvania Power
             Company), (Beaver Valley
             Project), (AMBAC Insured),
             6.000% 09/01/28............  Aaa       AAA       3,313
   3,480    Butler, Pennsylvania, Area
             School District, (FGIC
             Insured),
             5.830% 11/15/21++..........  Aaa       AAA       1,063
   2,000    Lehigh County, Pennsylvania,
             Industrial Development
             Authority, PCR, Refunding,
             (Pennsylvania Power and
             Light Company Project),
             Series A, (MBIA Insured),
             6.400% 11/01/21............  Aaa       AAA       2,212
   1,000    Monroeville, Pennsylvania,
             Hospital Authority,
             Hospital Revenue Refunding,
             (Forbes Health Systems),
             5.750% 10/01/05............  A3        A-          950
   1,000    Philadelphia, Pennsylvania,
             Gas Works Revenue
             Refunding, 14th Series,
             6.250% 07/01/08............  Baa1      BBB       1,093
            Philadelphia, Pennsylvania,
             Hospital and Higher
             Education Facilities
             Authority, Hospital
             Revenue, (Frankford
             Hospital Project), Series
             A:
   1,725    6.000% 06/01/14.............  A3        A-        1,829
   3,125    6.000% 06/01/23.............  A3        A-        3,284

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS (CONTINUED)            SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S   S&P     (000)
-------------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
            Philadelphia, Pennsylvania,
             Industrial Development
             Authority, Industrial
             Development Revenue
             Refunding, (Ashland Oil
             Inc. Project):
 $ 4,800    5.700% 06/01/05.............  Baa2      NR     $  5,154
   1,250    7.000% 01/01/11.............  NR        NR        1,382
                                                           --------
                                                             20,280
                                                           --------
            RHODE ISLAND -- 0.5%
   2,845    Rhode Island State,
             Construction Capital
             Development Lane, GO,
             Series A, (MBIA Insured),
             5.600% 08/01/10............  Aaa       AAA       3,119
                                                           --------
            SOUTH CAROLINA -- 2.9%
   7,000    Florence County, South
             Carolina, Hospital Revenue,
             McLeod Regional Medical
             Center Project, Series A,
             (MBIA Insured), 5.000%
             11/01/18...................  Aaa       AAA       7,025
   1,500    Greenville, South Carolina,
             Waterworks Revenue,
             5.500% 02/01/22............  Aa1       AA        1,581
   2,000    South Carolina, State
             Housing Finance and
             Development Authority,
             Homeownership Mortgage
             Purchase, Series A,
             6.375% 07/01/16............  Aa2       AA        2,149
   2,000    Spartanburg County, South
             Carolina, Solid Waste
             Disposal Facilities
             Revenue, (BMW Project),
             7.550% 11/01/24............  NR        NR        2,317
   6,035    York County, South Carolina,
             Industrial Development
             Revenue, Exempt Facility,
             (Hoechst Celanese
             Corporation Project), AMT,
             5.700% 01/01/24............  A2        A+        6,232
                                                           --------
                                                             19,304
                                                           --------
            TENNESSEE -- 2.2%
   2,500    Maury County, Tennessee,
             Industrial Development
             Board, PCR, Multi-Modal,
             Refunding, (Saturn
             Corporation Project),
             General Motors Guaranty
             Agreement,
             6.500% 09/01/24............  A3        A         2,750
   2,750    McMinn County, Tennessee,
             Industrial Development
             Board, Solid Waste
             Recycling Facility Revenue,
             (Calhoun Newsprint
             Project), AMT, 7.400%
             12/01/22...................  Baa1      BBB       3,072

PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S   S&P     (000)
-------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $ 2,735    Memphis-Shelby County,
             Tennessee, Airport Revenue
             Refunded, (Federal Express
             Corporation),
             6.750% 09/01/12............  Baa2      BBB    $  2,996
   1,000    Memphis, Tennessee,
             Refunded, GO, 5.200%
             11/01/10...................  Aa        AA        1,062
            Metropolitan Government
             Nashville & Davidson
             County, Tennessee, Water &
             Sewer Revenue, Refunding:
   2,500    (FGIC Insured),
             5.200% 01/01/13............  Aaa       AAA       2,685
   2,000    (MBIA Insured),
             5.500% 01/01/14............  Aaa       AAA       2,160
                                                           --------
                                                             14,725
                                                           --------
            TEXAS -- 10.5%
   4,000    Alliance Airport Authority
             Inc., Texas, Special
             Facilities Revenue,
             (American Airlines Inc.
             Project), AMT,
             7.000% 12/01/11............  Baa2      BBB-      4,799
   2,000    Arlington Texas,
            Independent School
             District-D, GO, (PSFG
             Insured),
             6.500% 08/15/03............  Aaa       Aa2       2,237
   2,470    Beaumont Texas, Independent
             School District, (PSFG
             Insured), GO,
             5.000% 02/15/17............  Aaa       AAA       2,505
   3,610    Bexar, Texas, Metropolitan
             Water District Water Works,
             (MBIA Insured),
             6.000% 05/01/15............  Aaa       AAA       4,015
   1,000    Brazos River Authority,
             Texas, Revenue Refunding,
             (Houston Light and Power
             Company Project), Series B,
             (MBIA Insured), 6.375%
             04/01/12...................  Aaa       AAA       1,104
   2,575    Carrollton-Farmers Branch
             Independent School
             District, Texas, (PSF-GTD),
             GO,
             5.700% 02/15/17............  Aaa       AAA       2,734
            Cypress-Fairbanks
             Independent School
             District, Texas, GO:
   1,275    (PSF-GTD),
             5.750% 02/15/16............  Aaa       AAA       1,405
   4,805    Unrefunded Balance, Series
             A,
             5.500% 02/15/11............  Aaa       AAA       5,031
   1,750    Dallas County, Texas, GO,
             5.250% 08/15/16............  Aaa       AAA       1,833

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS (CONTINUED)            SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S   S&P     (000)
-------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,000    Dallas Independent School
             District, Texas, GO,
             (PSF-GTD),
             5.700% 08/15/12............  Aaa       AAA    $  1,079
   1,075    Denton, Texas, Utilities
             Systems, Revenue Refunding,
             Series A, (MBIA Insured),
             5.700% 12/01/10............  Aaa       AAA       1,182
   2,000    Guadalupe-Blanco River
             Authority, Texas, Revenue
             Refunding, (Sohio Chemical
             Company),
             6.550% 05/01/13............  Aa2       AA-       2,187
   4,000    Harris County, Texas, Health
             Facilities Development
             Authority, Hospital Revenue
             Refunding, (Memorial
             Hospital Systems Project),
             Series A, (MBIA Insured),
             4.875% 06/01/05............  Aaa       AAA       4,181
   4,000    Lower Neches Valley
             Authority, Texas,
             Industrial Development
             Corporation, Revenue
             Refunding, (Mobil Oil
             Refining Project),
             5.800% 05/01/22............  Aa2       AA        4,349
   1,500    Lubbock, Texas, Health
             Facilities Development
             Corporation, Revenue
             Refunding, (St. Joseph
             Health System Project),
             5.500% 07/01/14............  Aa3       AA        1,563
            North Central Texas, Health
             Facilities Development
             Corporation, Hospital
             Revenue, (Presbyterian
             Healthcare), Series A:
   2,000    6.625% 06/01/11.............  Aa3       NR        2,347
  12,500    5.000% 05/15/17.............  Aa3       NR       12,543
   1,500    Plano, Texas, GO, (FGIC
             Insured),
             6.750% 09/01/11............  AAA       AAA       1,627
   2,000    Texas City, Texas,
             Industrial Development
             Corporation, Marine
             Terminal Revenue,
             Refunding, (Arco Pipe Line
             Company Project),
             7.375% 10/01/20............  A2        A         2,675
   5,000    Texas State Department of
             Housing and Community
             Affairs, Single Family
             Mortgage Revenue, AMT,
             Series A, Class 1, (MBIA
             Insured),
             5.800% 09/01/29............  Aaa       AAA       5,218
   2,000    Texas State, Refunding, GO,
             Series A,
             6.000% 10/01/08............  Aa2       AA        2,306

PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S   S&P     (000)
-------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 3,000    University of Texas,
             Permanent University Fund,
             Refunding, Series A,
             6.250% 07/01/13............  Aaa       AAA    $  3,230
                                                           --------
                                                             70,150
                                                           --------
            UTAH -- 2.2%
   2,000    Emery County, Utah, PCR
             Refunding, (Pacificorp
             Projects), Series A, (AMBAC
             Insured),
             5.650% 11/01/23............  Aaa       AAA       2,123
   8,300    Murray City, Utah, Hospital
             Revenue Refunding, (IHC
             Health Services Inc.),
             (MBIA Insured),
             5.000% 05/15/22............  Aaa       AAA       8,220
   2,000    Provo, Utah, Electric
             Revenue,
             10.125% 04/01/15...........  AAA       AAA       2,832
   1,300    Salt Lake City, Utah, Water
             and Sewer Revenue, (AMBAC
             Insured),
             6.100% 02/01/14............  Aaa       AAA       1,438
                                                           --------
                                                             14,613
                                                           --------
            VIRGINIA -- 3.7%
   2,900    Bedford County, Virginia,
             Industrial Development
             Authority,
             4.600% 08/01/04............  Baa2      NR        2,952
   2,000    Covington-Allegheny County,
             Virginia, Industrial
             Development Authority, PCR,
             (Westvaco Corporation
             Project),
             6.650% 09/01/18............  A1        A         2,236
   3,220    Fairfax County, Virginia,
             Public Improvement, GO,
             Series A,
             5.100% 06/01/03............  Aaa       AAA       3,407
            Fairfax County, Virginia,
             Water Authority Revenue,
             Refunding:
   1,670    Prerefunded,
             6.000% 04/01/22............  AAA       AAA       1,930
   2,830    Unrefunded Balance,
             6.000% 04/01/22............  Aa2       AA        3,162
   1,500    Henrico County, Virginia,
             Public School Authority
             Special Obligation,
             5.250% 07/15/09............  Aaa       AAA       1,598
   1,000    Norfolk, Virginia, Capital
             Improvements, GO, (FGIC
             Insured),
             5.375% 06/01/15............  Aaa       AAA       1,064
   1,750    University of Virginia,
             University Revenues --
             Series A,
             5.200% 06/01/12............  Aa1       AA+       1,828

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS (CONTINUED)            SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S   S&P     (000)
-------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 3,000    Virginia Commonwealth
             Transportation Board,
             Transportation Program
             Revenue, (Oak Grove
             Connector), Series A,
             5.250% 05/15/22............  Aa2       AA     $  3,078
   3,000    Virginia State, Refunding,
             GO,
             5.000% 06/01/10............  Aaa       AAA       3,156
                                                           --------
                                                             24,411
                                                           --------
            WASHINGTON -- 8.6%
   5,000    Chelan County, Washington,
             Development Corporation
             Revenue, Refunding,
             Pollution control, (Alcoa
             Project),
             5.850% 12/01/31............  A1        A+        5,415
   2,310    Chelan County, Washington,
             Public Utility,
             5.600% 07/01/32............  Aa3       AA        2,436
   2,480    Clark County, Washington,
             Sewer Revenue, (MBIA
             Insured),
             5.800% 12/01/11............  Aaa       AAA       2,730
   1,035    King County, Washington,
             Library Systems, GO,
             6.150% 12/01/10............  Aa        AA-       1,163
   2,000    King County, Washington,
             School District No. 415-
             Kent, GO, (FSA Insured),
             5.800% 06/01/13............  Aaa       AAA       2,186
   3,000    King County, Washington,
             Sewer Revenue, Refunding,
             Series C,
             5.250% 01/01/17............  Aa1       AA+       3,082
   7,150    Pierce County, Washington,
             Economic Development
             Corporation, Solid Waste
             Revenue, (Occidental
             Petroleum),
             5.800% 09/01/29............  Baa2      BBB       7,296
   2,500    Public Industrial
             Corporation, Port Camas -
             Washougal, Washington, PCR,
             (James River Corporation
             Project),
             6.700% 04/01/23............  NR        BBB-      2,685
   2,000    Seattle, Washington, GO,
             Series A,
             5.625% 01/15/10............  Aa1       AA+       2,175
   2,000    Seattle, Washington,
             Municipal Light and Power
             Revenue,
             6.625% 07/01/16............  Aa2       AA        2,310
   1,400    Seattle, Washington, Water
             Systems Revenue, Refunding,
             5.500% 06/01/18............  Aa2       AA        1,455

PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S   S&P     (000)
-------------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $ 2,000    Snohomish County,
             Washington, Public Utility
             District No. 1, Electric
             Revenue Refunding, Series
             A,
             6.800% 01/01/05............  A1        A+     $  2,154
            Washington State, GO:
   3,500    Refunding, Series 92A,
             6.500% 09/01/04............  Aa1       AA+       3,782
   3,000    Series 93A,
             5.750% 10/01/12............  Aa1       AA+       3,410
   5,000    Series A,
             6.750% 02/01/15............  Aa1       AA+       6,211
            Washington State, Public
             Power Supply System,
             Revenue Refunding:
   5,000    Series A, (Systems Nuclear
             Project No. 1), (MBIA
             Insured),
             5.750% 07/01/11............  Aaa       AAA       5,486
   3,000    Series B, (Systems Nuclear
             Project No. 3), (FSA
             Insured),
             5.400% 07/01/05............  Aaa       AAA       3,231
                                                           --------
                                                             57,207
                                                           --------
            WISCONSIN -- 0.2%
   1,000    Wisconsin State, Refunding,
             GO, Series 1,
             5.800% 11/01/08............  Aa2       AA        1,138
                                                           --------
            WEST VIRGINIA -- 0.7%
            Jefferson County, West
             Virginia, Board of
             Education, (FGIC Insured):
   1,450    6.850% 07/01/07.............  Aaa       AAA       1,746
   1,560    6.850% 07/01/08.............  Aaa       AAA       1,899
   1,000    West Virginia, University
             Revenue, State University
             System, (Marshall
             University Library), (AMBAC
             Insured), 5.750%
             04/01/16...................  Aaa       AAA       1,087
                                                           --------
                                                              4,732
                                                           --------
            WYOMING -- 0.4%
   2,300    Campbell County, Wyoming,
             School District No. 001
             Gillette, GO, (SCH BD GTY),
             5.550% 06/01/06............  Aaa       AAA       2,513
                                                           --------
            TOTAL MUNICIPAL
             BONDS AND NOTES
             (Cost $599,972).....................           658,582
                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS (CONTINUED)            SEPTEMBER 30, 1998 (UNAUDITED)

                                                            VALUE
 SHARES                                                     (000)
-------------------------------------------------------------------
            INVESTMENT COMPANY -- 0.1% (Cost $784)
 784,000    AIM Tax-Exempt Fund.........................   $    784
                                                           --------
            TOTAL INVESTMENTS
            (Cost $600,756*)............   98.8%    659,366
                                                    ----
            OTHER ASSETS AND
             LIABILITIES (NET)..........    1.2
            Cash.................................   $  1
            Receivable for fund shares sold......    979
            Dividends and interest receivable....   10,175
            Payable for fund shares redeemed.....   (258)
            Investment advisory fee payable......   (237)
            Administration fees payable..........    (44)
            Shareholder servicing and
             distribution fees payable...........    (91)
            Dividend payable.....................   (2,532)
            Accrued trustees' fees and
             expenses............................    (16)
            Accrued expenses and other
             liabilities.........................   (108)
                                                    ----
            TOTAL OTHER ASSETS AND
             LIABILITIES (NET)...................   7,869
                                                    ----
            NET ASSETS..................  100.0%    $667,235
                                                    ====
            NET ASSET VALUE, OFFERING AND
             REDEMPTION PRICE PER SHARE
            PRIMARY A SHARES:
             ($625,817,000/53,610,961 shares
             outstanding)........................   $11.67
                                                    ====
            INVESTOR A SHARES:
             ($24,183,000/2,071,605 shares
             outstanding)........................   $11.67
                                                    ====
            INVESTOR B SHARES:
             ($15,108,000/1,294,182 shares
             outstanding)........................   $11.67
                                                    ====
            INVESTOR C SHARES:
             ($2,127,000/182,241 shares
             outstanding)........................   $11.67
                                                    ====

                                                           VALUE
                                                           (000)
------------------------------------------------------------------
            NET ASSETS CONSIST OF:
            Undistributed net investment income.......    $    513
            Accumulated net realized gain
             on investments sold......................       1,216
            Net unrealized appreciation of
             investments..............................      58,610
            Paid-in capital...........................     606,896
                                                          --------
            NET ASSETS................................    $667,235
                                                          ========

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $58,610,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $600,756,000.

++ Zero coupon security. The rate shown reflects the yield to maturity.

Nations Municipal Income Fund had the following insurance concentration greater than 10% at September 30, 1998 (as a percentage of net assets):

   MBIA                                                                   18.78%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
  AMOUNT                                        RATING        VALUE
  (000)                                     MOODY'S   S&P     (000)
---------------------------------------------------------------------
             MUNICIPAL BONDS AND NOTES -- 96.8%
             FLORIDA -- 93.9%
$    2,000   Alachua County, Florida,
              Health Facilities Authority
              Revenue, (Shands Hospital,
              University of Florida),
              (MBIA Insured),
              6.100% 12/01/05.............  Aaa       AAA    $  2,166
     3,375   Bay County, Florida, PCR,
              Refunding, (International
              Paper Company Project),
              Series A,
              5.100% 09/01/12.............  A3        BBB+      3,489
             Bay Medical Center, Florida,
              Hospital Revenue Refunding,
              (Bay Medical Center
              Project), (AMBAC Insured):
     1,000   5.000% 10/01/05..............  Aaa       AAA       1,066
     2,000   5.450% 10/01/12..............  Aaa       AAA       2,174
     2,000   Boca Raton, Florida, Water
              and Sewer Revenue Refunding,
              5.600% 10/01/04.............  Aa2       AA-       2,149
     1,000   Brevard County, Florida,
              Health Facilities, Authority
              Revenue Refunding (Wuesthoff
              Memorial Hospital), (MBIA
              Insured),
              6.250% 04/01/06.............  Aaa       AAA       1,146
     1,000   Broward County, Florida, Gas
              Tax Revenue,
              6.400% 09/01/03.............  A1        AA-       1,085
             Broward County, Florida, GO,
              Series C:
     2,000   5.600% 01/01/01..............  Aa2       AA        2,085
     3,000   6.200% 01/01/07..............  Aa2       AA        3,261
     2,000   Broward County, Florida,
              School District Revenue
              Refunding, GO,
              6.000% 02/15/07.............  A1        AA-       2,166
     2,000   Broward County, Florida,
              Solid Waste Revenue, (MBIA
              Insured),
              5.500% 07/01/04.............  Aaa       AAA       2,168
     1,000   Citrus County, Florida, PCR
              Refunding, Crystal River,
              (Florida Power Corporation),
              Series B,
              6.350% 02/01/22.............  Aa3       A+        1,095
     3,000   Clearwater, Florida, Water
              and Sewer Authority Revenue,
              (AMBAC Insured),
              5.000% 12/01/02.............  Aaa       AAA       3,150
     1,000   Collier County, Florida,
              Water and Sewer District
              Revenue, (FGIC Insured),
              6.375% 07/01/10.............  Aaa       AAA       1,099
     1,000   Dade County, Florida,
              Aviation Facility Revenue,
              Series B, AMT, (AMBAC
              Insured),
              6.300% 10/01/05.............  Aaa       AAA       1,143


PRINCIPAL
  AMOUNT                                        RATING        VALUE
  (000)                                     MOODY'S   S&P     (000)
---------------------------------------------------------------------
             FLORIDA -- (CONTINUED)
$    1,650   Dade County, Florida, School
              District Revenue Refunding,
              (AMBAC Insured),
              5.000% 07/15/01.............  Aaa       AAA    $  1,709
     3,000   Dade County, Florida, Water
              and Sewer Systems Revenue,
              (FGIC Insured),
              5.000% 10/01/00.............  Aaa       AAA       3,083
             Delray Beach, Florida, Water
              and Sewer Authority Revenue
              Refunding, Series A, (AMBAC
              Insured):
     2,000   5.000% 10/01/02..............  Aaa       AAA       2,097
     1,000   5.000% 10/01/03..............  Aaa       AAA       1,057
             Dunes, Florida, Community
              Development District
              Revenue, (Intercoastal Water
              Way Bridge):
     1,565   5.300% 10/01/03..............  NR        BBB       1,650
     1,900   5.400% 10/01/04..............  NR        BBB       2,026
     1,900   Duval County, Florida,
              Housing Finance Authority,
              Multi-family Mortgage
              Revenue Refunding, (The Cove
              Project),
              6.100% 10/01/02.............  NR        AAA       2,012
     3,600   Escambia County, Florida,
              PCR, (Champion International
              Corporation Project), AMT,
              6.400% 09/01/30.............  Baa1      NR        3,913
     1,700   Escambia County, Florida,
              Utilities Authority Systems
              Revenue, (FGIC Insured),
              5.625% 01/01/21.............  Aaa       AAA       1,816
     1,000   Florida Ports Financing
              Community Revenue, State
              Transportation Trust Fund,
              (MBIA Insured),
              5.375% 06/01/16.............  Aaa       AAA       1,055
             Florida State Board of
              Education, GO, Capital
              Outlay, Public Education:
              Refunding,
     1,450   5.500% 06/01/01..............  Aa2       AA+       1,519
     1,000   Refunding, Series A,
              5.000% 06/01/08.............  Aa2       AA        1,072
     1,500   Unrefunded Balance,
              7.250% 06/01/23.............  Aa2       AA+       1,608
     1,000   Unrefunded Balance, Series C,
              6.500% 06/01/11.............  AAA       AA+       1,104
     4,000   Unrefunded Balance, Series D,
              5.200% 06/01/11.............  Aa2       AA+       4,170
     3,030   Florida State Board of
              Regents, University System
              Improvement Revenue, Series
              A,
              5.000% 07/01/16.............  Aa3       AA-       3,103

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
  AMOUNT                                        RATING        VALUE
  (000)                                     MOODY'S   S&P     (000)
---------------------------------------------------------------------
             FLORIDA -- (CONTINUED)
$    1,500   Florida State Department of
              Transportation, (Right-of-
              Way Bridge), GO,
              5.375% 07/01/26.............  Aa2       AA+    $  1,569
     1,000   Florida State Division Bond,
              Financial Department of
              General Services Revenue,
              Pool Facilities Management,
              (AMBAC Insured),
              4.800% 09/01/01.............  Aaa       AAA       1,033
             Florida State Division Bond,
              Financial Department of
              General Service Revenue,
              Preservation Authority:
              (AMBAC Insured),
     3,000   6.250% 07/01/01..............  Aaa       AAA       3,205
             (MBIA Insured):
     2,000   5.800% 07/01/01..............  Aaa       AAA       2,114
     1,000   6.250% 07/01/06..............  Aaa       AAA       1,097
             Florida State Housing Finance
              Agency, Refunding:
     4,000   Multi-family Housing,
              (Altamonte Project), Series
              C,
              7.000% 12/01/24.............  NR        BBB+      4,454
     1,000   Multi-family Housing Revenue,
              (Andover Project), Series E,
              6.350% 05/01/26.............  NR        BBB+      1,086
             (The Vinyards Project),
              Series H:
     1,290   5.875% 11/01/05..............  NR        BBB+      1,364
     1,000   6.400% 11/01/15..............  NR        BBB+      1,070
     2,470   Florida State Housing
              Financing Corporation
              Revenue, Home Owner
              Mortgage - Series 1, (MBIA
              Insured),
              4.950% 07/01/11.............  Aaa       AAA       2,501
     1,805   Florida State Jacksonville
              Transportation Authority,
              GO, Refunding,
              6.000% 07/01/05.............  Aa2       AA+       2,030
     2,500   Florida State Turnpike
              Authority Revenue, Series A,
              (AMBAC Insured),
              7.000% 07/01/04.............  Aaa       AAA       2,765
     1,000   Fort Lauderdale, Florida,
              Water and Sewer Authority
              Revenue,
              5.500% 09/01/01.............  NR        AAA       1,052
     1,000   Gainesville, Florida,
              Utilities Systems Revenue,
              Series A,
              5.750% 10/01/07.............  Aa        AA        1,135
     1,375   Hialeah, Florida, Capital
              Improvement Revenue,
              5.500% 10/01/18.............  Baa1      NR        1,398

PRINCIPAL
  AMOUNT                                        RATING        VALUE
  (000)                                     MOODY'S   S&P     (000)
---------------------------------------------------------------------
             FLORIDA -- (CONTINUED)
             Hillsborough County, Florida,
              Aviation Authority Revenue
              Refunding, (Tampa
              International Airport
              Project), Series A, (AMBAC
              Insured):
$    1,000   5.900% 10/01/06..............  Aaa       AAA    $  1,062
     3,170   5.750% 10/01/07..............  Aaa       AAA       3,528
     1,000   Hillsborough County, Florida,
              Capital Improvement Program,
              Revenue Refunding, (County
              Center Project), Series B,
              (MBIA Insured),
              5.000% 07/01/11.............  Aaa       AAA       1,048
     2,640   Hillsborough County, Florida,
              Environmentally Sensitive
              Lands, (AMBAC Insured),
              6.250% 07/01/06.............  Aaa       AAA       2,920
     2,000   Hillsborough County, Florida,
              Utility Revenue Refunding,
              Capital Appreciation, Series
              A, (MBIA-IBC Insured),
              7.050% 08/01/99+............  Aaa       AAA       1,946
     1,000   Hollywood, Florida, Water and
              Sewer Revenue, (FGIC
              Insured),
              6.200% 10/01/01.............  Aaa       AAA       1,073
             Indian River County, Florida,
              School District, (FSA
              Insured):
     1,500   5.000% 04/01/03..............  Aaa       AAA       1,578
     1,800   5.000% 04/01/04..............  Aaa       AAA       1,905
     1,750   5.100% 04/01/05..............  Aaa       AAA       1,867
     1,000   Indian River County, Florida,
              Water and Sewer Revenue
              Refunding, Series A, (FGIC
              Insured),
              5.200% 09/01/05.............  Aaa       AAA       1,078
             Jacksonville, Florida,
              Electric Authority Revenue
              Refunding:
              4th Series, St. John's River
              Authority:
     1,000   Series 6B,
              6.650% 10/01/02.............  Aa2       AA        1,070
     2,000   Series 6C,
              6.400% 10/01/00.............  Aa2       AA        2,107
     1,000   Electric Systems, Series 3A,
              5.200% 10/01/02.............  Aa2       AA        1,052
     1,000   Jacksonville, Florida, Excise
              Tax Revenue Refunding,
              Series A,
              (FGIC Insured),
              5.000% 10/01/09.............  Aaa       AAA       1,074

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
  AMOUNT                                        RATING        VALUE
  (000)                                     MOODY'S   S&P     (000)
---------------------------------------------------------------------
             FLORIDA -- (CONTINUED)
             Jacksonville, Florida, Health
              Facilities Authority,
              Hospital Revenue:
$    1,000   (Daughters of Charity),
              Series A,
              5.000% 11/15/15.............  Aa2       AA     $  1,009
     1,375   (St. Lukes Hospital
              Association Project),
              6.750% 11/15/02.............  NR        AA+       1,518
     4,200   Series B,
              5.400% 08/15/18.............  Aa2       AA+       4,382
     1,000   Jacksonville Beach, Florida,
              Utilities Revenue, (MBIA
              Insured),
              6.500% 10/01/12.............  Aaa       AAA       1,100
     2,000   Lakeland, Florida, Water and
              Electricity Revenue
              Refunding,
              5.625% 10/01/04.............  Aa        AA-       2,192
     1,000   Leon County, Florida, School
              District Revenue Refunding,
              GO,
              6.200% 07/01/04.............  A1        A+        1,059
     2,000   Miami, Florida, GO,
              (FGIC Insured),
              5.600% 12/01/03.............  Aaa       AAA       2,167
     1,500   Miami Beach, Florida, GO,
              (FGIC Insured),
              5.300% 09/01/03.............  Aaa       AAA       1,600
     1,000   Naples, Florida, Water and
              Sewer Revenue Refunding,
              (FGIC Insured),
              6.400% 09/01/07.............  Aaa       AAA       1,107
     3,000   North Broward, Florida,
              Hospital Revenue, (MBIA
              Insured),
              6.250% 01/01/06.............  AAA       AAA       3,284
             Orange County, Florida,
              Health Facilities Authority
              Revenue Refunding:
     1,375   (Lakeside Alternatives Inc.),
              6.250% 07/01/05.............  NR        BBB       1,510
             (Orlando Regional Medical
              Center Hospital), (MBIA
              Insured):
     3,000   4.400% 10/01/02..............  Aaa       AAA       3,072
     2,000   5.400% 11/01/02..............  Aaa       AAA       2,124
     2,000   6.250% 10/01/16..............  Aaa       AAA       2,374
     1,940   Orange County, Florida,
              Housing Finance Authority,
              Single-family Mortgage
              Revenue, Series A,
              (GNMA/FNMA Collateral),
              5.900% 09/01/19.............  NR        AAA       2,069

PRINCIPAL
  AMOUNT                                        RATING        VALUE
  (000)                                     MOODY'S   S&P     (000)
---------------------------------------------------------------------
             FLORIDA -- (CONTINUED)
             Orlando, Florida, Greater
              Orlando Aviation Authority,
              Airport Facilities Revenue
              Refunding:
             Series B, (FGIC Insured):
$    2,000   6.200% 10/01/03..............  Aaa       AAA    $  2,215
     2,425   5.250% 10/01/11..............  Aaa       AAA       2,605
             Series D, (AMBAC Insured):
     3,200   5.450% 10/01/01..............  Aaa       AAA       3,361
     2,000   5.600% 10/01/02..............  Aaa       AAA       2,136
             Orlando, Florida, Utilities
              Commission, Water and
              Electricity Revenue
              Refunding:
     3,000   5.600% 10/01/03..............  Aa1       AA        3,250
     2,000   Series B,
              5.400% 10/01/08.............  Aa2       AA-       2,149
             Orlando and Orange County,
              Florida, Expressway
              Authority Revenue Refunding:
     2,000   Junior Lien, (FGIC Insured),
              6.500% 07/01/10.............  Aaa       AAA       2,415
     3,000   Senior Lien, (AMBAC Insured),
              5.000% 07/01/03.............  Aaa       AAA       3,163
             Palm Beach County, Florida,
              GO:
     1,750   6.875% 12/01/03..............  Aa2       AA        2,002
     1,300   7.000% 12/01/04..............  Aa2       AA        1,524
     1,250   6.600% 10/01/11..............  NR        NR        1,375
     2,000   Refunding,
             5.500% 12/01/11..............  Aa2       AA        2,233
     1,000   Palm Beach County, Florida,
              Health Facilities Authority
              Revenue,
              (Good Samaritan Health
              Systems),
              6.100% 10/01/05.............  NR        A+        1,105
     2,000   Palm Beach County, Florida,
              School District Revenue
              Refunding, GO, (AMBAC
              Insured),
              6.000% 08/01/06.............  Aaa       AAA       2,165
     2,000   Palm Beach County, Florida,
              Stadium Facilities Revenue,
              (MBIA Insured),
              5.250% 12/01/16.............  Aaa       AAA       2,116
     1,250   Pembroke Pines, Florida,
              Utility Systems Revenue,
              (FGIC Insured),
              6.250% 09/01/07.............  Aaa       AAA       1,355
     1,400   Pinellas County, Florida,
              Health Facilities Authority
              Revenue, (Morton Plant
              Health Systems Project),
              (MBIA Insured),
              4.900% 11/15/02.............  Aaa       AAA       1,461

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
  AMOUNT                                        RATING        VALUE
  (000)                                     MOODY'S   S&P     (000)
---------------------------------------------------------------------
             FLORIDA -- (CONTINUED)
$    1,000   Pinellas County, Florida,
              PCR, (Anclote & Barton Power
              Plants Florida Power
              Corporation),
              7.200% 12/01/14.............  Aa3       A+     $  1,102
             Pinellas County, Florida,
              Resource Recovery Revenue
              Refunding, Series A, (MBIA
              Insured):
     2,000   6.600% 10/01/00..............  Aaa       AAA       2,117
     2,500   6.800% 10/01/02..............  Aaa       AAA       2,692
     2,700   Reedy Creek, Florida,
              Improvement District
              Revenue, Series A,
              6.400% 06/01/07.............  A1        A+        2,895
             St. John's County, Florida,
              Industrial Development
              Authority, Hospital Revenue,
              (Flagler Hospital Project):
       850   5.700% 08/01/02..............  A2        A-          900
       945   6.000% 08/01/08..............  A2        A-        1,010
             St. Lucie County, Florida,
              School District Revenue, GO:
     2,000   (AMBAC Insured),
              6.000% 07/01/03.............  Aaa       AAA       2,192
     1,000   (FGIC Insured),
              5.875% 02/01/07.............  Aaa       AAA       1,132
     2,000   St. Petersburg, Florida,
              Utility Tax Refunding
              Revenue, (AMBAC Insured),
              6.000% 06/01/05.............  Aaa       AAA       2,176
     1,000   Sarasota, Florida, Water and
              Sewer Utility Revenue
              Refunding, (FGIC Insured),
              6.000% 10/01/02.............  Aaa       AAA       1,085
     1,200   Sarasota County, Florida, GO,
              (FGIC Insured),
              6.100% 10/01/02.............  Aaa       AAA       1,303
             Sarasota County, Florida,
              Public Hospital Board
              Revenue, Refunding,
             (Sarasota Memorial Hospital
              Project), Series B, (MBIA
              Insured):
     1,650   5.000% 10/01/07..............  Aaa       NR        1,769
     1,750   5.250% 07/01/11..............  Aaa       AAA       1,892
     2,100   Seminole County, Florida,
              School District Revenue, GO,
              (MBIA Insured),
              5.900% 08/01/02.............  Aaa       AAA       2,264
             Tallahassee, Florida, Health
              Facilities Revenue
              Refunding, Memorial Regional
              Medical Center, Inc., (MBIA
              Insured):
     1,000   Series A,
              5.750% 12/01/04.............  Aaa       AAA       1,091
     1,000   Series B,
              5.750% 12/01/04.............  Aaa       AAA       1,091

PRINCIPAL
  AMOUNT                                        RATING        VALUE
  (000)                                     MOODY'S   S&P     (000)
---------------------------------------------------------------------
             FLORIDA -- (CONTINUED)
$    2,000   Tampa, Florida, Health
              System -- Catholic
              Health -- A-1,
              4.875% 11/15/15.............  Aaa       AAA    $  1,999
     3,170   Tampa, Florida, Sports
              Authority Revenue, (Stadium
              Project), (MBIA Insured),
              6.000% 01/01/07.............  Aaa       AAA       3,616
             Tampa, Florida, Water and
              Sewer Revenue, (FGIC
              Insured):
     1,000   5.125% 10/01/17..............  Aaa       AAA       1,032
     1,000   Series A,
              5.000% 10/01/02.............  Aaa       AAA       1,048
     2,750   Tampa Hillsborough County,
              Florida, Expressway
              Authority Revenue, (AMBAC
              Insured),
              5.000% 07/01/27.............  Aaa       AAA       2,764
     1,025   Venice, Florida, Health
              Facilities Revenue, (Venice
              Hospital, Inc. Project),
              5.300% 12/01/02.............  AAA       NR        1,086
     1,000   Venice, Florida Stormwater &
              Drain Revenue, (AMBAC
              Insured),
              5.600% 05/01/16.............  Aaa       AAA       1,077
                                                             --------
                                                              220,147
                                                             --------
             GEORGIA -- 1.3%
     3,000   Fulton County, Georgia, Water
              & Sewage Revenue,
              4.750% 01/01/19.............  A1        AA-       2,946
                                                             --------
             ILLINOIS -- 0.4%
     1,000   Illinois State, EDL
              Facilities Authority
              Revenues, University of
              Chicago - Series B, 4.400%
              07/01/25....................  Aa1       AA        1,015
                                                             --------
             PUERTO RICO -- 1.2%
     1,650   Puerto Rico Industrial,
              Medical and Environmental
              Agency, Pollution Control
              Facilities, Finance
              Authority Revenue, Higher
              Education, (Catholic
              University Project),
              Series A,
              5.600% 12/01/07.............  NR        BBB-      1,789
     1,000   Puerto Rico Industrial,
              Tourist, Educational,
              Medical and Environmental
              Control Facilities Financing
              Authority, (Ryder Memorial
              Hospital Project), Series A,
              6.600% 05/01/14.............  NR        BBB       1,091
                                                             --------
                                                                2,880
                                                             --------
             TOTAL MUNICIPAL BONDS AND
              NOTES
             (Cost $212,441).......................           226,988
                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

                                                            VALUE
  SHARES                                                    (000)
-------------------------------------------------------------------
             INVESTMENT COMPANY -- 1.9% (Cost $4,407)
 4,407,000   AIM Tax-Exempt Fund........................   $  4,407

             TOTAL INVESTMENTS                      98.7%
              (Cost $216,848*)...................           231,395
                                                           --------
             OTHER ASSETS AND                        1.3
              LIABILITIES (NET)..................
             Cash.......................................   $      1
             Receivable for fund shares sold............        159
             Dividends and interest receivable..........      4,034
             Payable for fund shares redeemed...........       (904)
             Investment advisory fee payable............        (62)
             Administration fees payable................        (15)
             Shareholder servicing and distribution fees
              payable...................................        (32)
             Accrued trustees' fees and expenses........         (7)
             Accrued expenses and other liabilities.....        (92)
                                                           --------
             TOTAL OTHER ASSETS AND
              LIABILITIES (NET).........................      3,082
                                                           --------
             NET ASSETS..........................  100.0%  $234,477
                                                           ========
             NET ASSET VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE
             PRIMARY A SHARES:
             ($212,368,000/19,460,501 shares
              outstanding)..............................     $10.91
                                                           ========
             INVESTOR A SHARES:
             ($15,518,000/1,421,993 shares
              outstanding)..............................     $10.91
                                                           ========
             INVESTOR B SHARES:
             ($4,418,000/404,890 shares outstanding)....     $10.91
                                                           ========
             INVESTOR C SHARES:
             ($2,173,000/199,097 shares outstanding)....     $10.91
                                                           ========
                                                            VALUE
                                                            (000)
-------------------------------------------------------------------
             NET ASSETS CONSIST OF:
             Undistributed net investment income........   $     --
             Accumulated net realized loss on
              investments sold..........................       (713)
             Net unrealized appreciation of
              investments...............................     14,547
             Paid-in capital............................    220,643
                                                           --------
             NET ASSETS.................................   $234,477
                                                           ========

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $14,547,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $216,848,000.

+ Zero coupon security. The rate shown reflects the yield to maturity.

Nations Florida Intermediate Municipal Bond Fund had the following insurance concentrations greater than 10% at September 30, 1998 (as a percentage of net assets):

   MBIA                                                                   20.17%
   AMBAC                                                                  19.59%
   FGIC                                                                   12.06%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
  AMOUNT                                      RATINGS        VALUE
  (000)                                    MOODY'S   S&P     (000)
--------------------------------------------------------------------
             MUNICIPAL BONDS AND NOTES -- 96.4%
             FLORIDA -- 82.4%
             Alachua County, Florida,
              Health Facilities
              Authority, Revenue
              Refunding:
$    1,000   (Santa Fe Healthcare
              Facilities Project), ETM,
              6.000% 11/15/09............  Baa1      AAA    $  1,096
     1,000   (Shands Teaching Hospitals
              and Clinics Inc. Project),
              Series A, (MBIA Insured),
              5.000% 12/01/04............  Aaa       AAA       1,062
     1,000   Alachua County, Florida,
              Public Improvement Revenue
              Refunding, (FSA Insured),
              5.000% 08/01/14............  Aaa       AAA       1,031
     1,000   Bay County, Florida, PCR,
              Refunding, (International
              Paper Company Project),
              Series A,
              5.100% 09/01/12............  A3        BBB+      1,034
     2,550   Brevard County, Florida,
              Health Facilities Authority
              Revenue, (Holmes Regional
              Medical Center Project),
              (MBIA Insured),
              5.625% 10/01/14............  Aaa       AAA       2,768
     1,000   Canaveral, Florida, Port
              Authority Revenue
              Refunding, Port
              Improvement, Series B,
              (FGIC Insured),
              5.700% 06/01/13............  NR        AAA       1,092
     2,250   Charlotte County, Florida,
              Utility Revenue, Refunding,
              Series A, (FGIC Insured),
              5.625% 10/01/16............  Aaa       AAA       2,452
     1,000   Citrus County, Florida, PCR
              Refunding, Crystal River,
              (Florida Power
              Corporation), Series B,
              6.350% 02/01/22............  Aa3       A+        1,095
             Collier County, Florida,
              Health Facilities Authority
              and Revenue, Refunding,
              (Moorings
       700   6.250% 12/01/07.............  NR        BBB+        780
       700   6.375% 12/01/08.............  NR        BBB+        782
     5,175   7.000% 12/01/19.............  NR        BBB+      5,784
     2,500   Dade County, Florida,
              Aviation Revenue, AMT,
              Series A, (MBIA Insured),
              5.750% 10/01/12............  Aaa       AAA       2,745
     1,000   Dade County, Florida, School
              District Revenue Refunding,
              GO, Series A, (MBIA
              Insured),
              6.125% 06/01/14............  Aaa       AAA       1,132
     1,500   Dade County, Florida, Water
              and Sewer System Revenue
              Refunding, (FGIC Insured),
              5.000% 10/01/13............  Aaa       AAA       1,541

PRINCIPAL
  AMOUNT                                      RATINGS        VALUE
  (000)                                    MOODY'S   S&P     (000)
--------------------------------------------------------------------
             FLORIDA -- (CONTINUED)
             Escambia County, Florida,
              PCR, (Champion
              International Corporation
              Project), AMT:
$    1,000   6.900% 08/01/22.............  Baa1      BBB    $  1,106
     1,000   6.400% 09/01/30.............  Baa1      NR        1,087
             Florida State Board of
              Education, GO, Capital
              Outlay, Public Education:
              Series A:
     1,000   5.000% 06/01/08.............  Aa2       AA+       1,072
     2,500   5.250% 06/01/16.............  Aa2       AA+       2,618
     3,000   5.000% 06/01/18.............  Aa2       AA+       3,019
     1,000   Refunding, Series D,
              5.125% 06/01/18............  Aa2       AA+       1,014
     1,000   Unrefunded Balance, Series
              A,
              7.250% 06/01/23............  Aa2       AA+       1,072
     1,000   Florida State Department of
              Transportation, Fuel Sales
              Tax Revenue, (Right-of-Way
              Bridge), GO,
              5.375% 07/01/26............  Aa2       AA+       1,046
     2,000   Florida State Department of
              Transportation, Right of
              Way - A,
              5.000% 07/01/2017..........  Aa2       AA+       2,042
             Florida State Housing
              Finance Agency:
     1,000   Refunding, Multi-family
              Housing, (Altamonte
              Project), Series C,
              7.000% 12/01/24............  NR        BBB+      1,114
       500   Refunding, (The Vinyards
              Project), Series H,
              6.500% 11/01/25............  NR        BBB+        536
       785   Single-family Mortgage,
              Series B, AMT, (GNMA/FNMA
              Collateral),
              6.550% 07/01/17............  Aaa       AAA         841
             Florida State Housing
              Finance Agency, Homeowner
              Mortgage, (MBIA Insured):
     1,795   Series 1,
              4.950% 01/01/11............  Aaa       AAA       1,818
     2,990   AMT, Series 2,
              5.750% 07/01/14............  Aaa       AAA       3,157
     1,500   Florida State, Municipal
              Power Agency Revenue,
              Refunding, (St. Lucie
              Project), (FGIC In
              5.250% 10/01/21............  Aaa       AAA       1,530
     1,000   Florida State, Sr Lien,
              Refunding - Jacksonville
              Transportation,
              5.000% 07/01/19............  Aa2       AA+       1,008
     3,000   Gainsville, Florida,
              Utilities System Revenue,
              Series B,
              6.500% 10/01/11............  Aa3       AA        3,635

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
  AMOUNT                                      RATINGS        VALUE
  (000)                                    MOODY'S   S&P     (000)
--------------------------------------------------------------------
             FLORIDA -- (CONTINUED)
$    1,000   Greater Orlando Aviation
              Authority, (FGIC Insured),
              5.125% 10/01/12............  Aaa       AAA    $  1,039
     2,000   Hillsborough County,
              Florida, Aviation Authority
              Revenue, Refunding, Tampa
              International
              (AMBAC Insured),
              5.125% 10/01/17............  Aaa       AAA       2,056
     1,000   Hillsborough County,
              Florida, Industrial
              Development Authority, PCR,
              (Tampa Electric Company
              Project),
              8.000% 05/01/22............  Aa3       AA        1,161
     1,000   Hillsborough County,
              Florida, Utility Refunding
              Revenue, (MBIA Insured),
              5.500% 08/01/12............  Aaa       AAA       1,058
     2,000   Jacksonville, Florida,
              Electrical Authority
              Revenue, Water & Sewer
              System - Series A,
              (FGIC Insured),
              5.400% 10/01/15............  Aaa       AAA       2,080
     1,500   Jacksonville, Florida,
              Health Facilities
              Authority, Hospital
              Revenue,
              (Daughters Of Charity),
              Series A,
              5.000% 11/15/15............  Aa2       AA        1,513
       750   Jacksonville, Florida, PCR,
              5.7000% 08/01/31...........  A1        A+          809
             Jacksonville, Florida, Sales
              Tax Revenue, (River City
              Renaissance Project), (FGIC
              Insured):
     5,000   5.650% 10/01/14.............  Aaa       AAA       5,406
     5,000   5.375% 10/01/18.............  Aaa       AAA       5,199
     2,430   Leon County, Florida,
              Capital Improvement
              Revenue, (AMBAC Insured),
              5.250% 10/01/17............  Aaa       AAA       2,558
             Martin County, Florida,
              Industrial Development
              Authority Revenue,
              (Indiantown Cogeneration):
     3,500   Series A, AMT,
              7.875% 12/15/25............  Baa3      BBB-      4,119
     2,500   Series B,
              8.050% 12/15/25............  Baa3      BBB-      2,943
     2,620   Miami Beach, Florida, Water
              & Sewer Revenue, (FSA
              Insured),
              5.375% 09/01/15............  Aaa       AAA       2,785
     2,000   North Broward, Florida,
              Refunding, Hospital
              Distribution Revenue,
              5.250% 01/15/17............  Aaa       AAA       2,067

PRINCIPAL
  AMOUNT                                      RATINGS        VALUE
  (000)                                    MOODY'S   S&P     (000)
--------------------------------------------------------------------
             FLORIDA -- (CONTINUED)
$    5,000   Okaloosa County, Florida,
              Gas Distribution Revenue,
              Refunding, (MBIA Insured),
              6.875% 10/01/19............  Aaa       AAA    $  5,888
             Orange County, Florida,
              Health Facilities Authority
              Refunding:
     1,000   (Orlando Regional Medical
              Center Hospital), Series B,
              (MBIA Insured),
              5.000% 10/01/10............  Aaa       AAA       1,041
     4,520   (Orlando Regional
              Healthcare), Series A,
              (MBIA Insured),
              6.250% 10/01/16............  Aaa       AAA       5,365
     1,000   Orange County, Florida,
              Sales Tax Revenue, Series
              B,
              5.375% 01/01/24............  A1        A+        1,029
     1,000   Orange County, Florida,
              Tourist Development Tax
              Revenue, Series B,
              (MBIA Insured),
              6.000% 10/01/14............  Aaa       AAA       1,115
     3,000   Orlando, Florida, Utilities
              Commission, Water &
              Electrical Revenue,
              Refunding, Series
              6.750% 10/01/17............  Aa2       AA-       3,732
     1,000   Osceola County, Florida,
              Health Facilities Authority
              Revenue Refunding,
              Lutheran Good Samaritan
              Society, (AMBAC Insured),
              6.000% 05/01/10............  Aaa       AAA       1,105
     1,500   Palm Beach County, Florida,
              Health Facilities Authority
              Revenue, (Good Samaritans
              Health System),
              6.200% 10/01/11............  NR        A+        1,709
       665   Palm Beach County, Florida,
              Housing Finance Authority,
              Single-family
              Mortgage Purchase Revenue,
              Series A, (GNMA/FNMA
              Collateral),
              6.500% 10/01/21............  Aaa       NR          718
             Palm Beach County, Florida,
              Solid Waste Authority
              Revenue, Refunding, Series
              A, (AMBAC):
       935   Prerefunded,
              6.000% 10/01/10............  NR        AAA       1,090
     5,065   Unrefunded Balance,
              6.000% 10/01/10............  Aaa       AAA       5,897
     2,000   Pensacola, Florida, Airport
              Revenue, AMT, Series B,
              (MBIA Insured),
              5.625% 10/01/14............  Aaa       AAA       2,172

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
  AMOUNT                                      RATINGS        VALUE
  (000)                                    MOODY'S   S&P     (000)
--------------------------------------------------------------------
             FLORIDA -- (CONTINUED)
$    1,000   Polk County, Florida,
              Industrial Development
              Authority, Solid Waste
              Disposal Facilities
              Revenue, (Tampa Electric
              Company Project),
              5.850% 12/01/30............  Aa2       AA     $  1,087
     2,000   South Broward, Florida,
              Hospital District Revenue
              Refunding, (FSA Insured),
              5.500% 05/01/28............  Aaa       AAA       2,076
     4,000   South Miami, Florida, Health
              Facilities Authority,
              Hospital Revenue,
              Refunding,
              Baptist Health System
              Obligation Group, (MBIA
              Insured),
              5.375% 10/01/16............  Aaa       AAA       4,178
     2,500   Sunrise Lakes, Florida,
              Phase 4 Recreational
              District, Series A,
              6.750% 08/01/24............  NR        BBB-      2,949
             Tampa, Florida, Sports
              Authority Revenue, (Stadium
              Project), (MBIA Insured):
     2,500   Sales Tax,
              5.750% 10/01/15............  Aaa       AAA       2,836
             Local Option Sales Tax:
     1,000   5.125% 01/01/12.............  Aaa       AAA       1,055
     2,000   5.250% 01/01/17.............  Aaa       AAA       2,099
             Venice, Florida, Health
              Facilities Revenue
              Refunding, (Venice Hospital
              Inc. Project):
       900   5.600% 12/01/05.............  AAA       NR          993
     1,000   5.700% 12/01/06.............  AAA       NR        1,109
     1,000   Volusia County, Florida,
              Educational Facilities
              Authority Revenue, Series
              A,
              6.125% 10/15/26............  Baa2      NR        1,084
                                                            --------
                                                             137,229
                                                            --------
             GUAM -- 7.7%
             Guam, Airport Authority
              Revenue:
     3,820   Series A,
              6.375% 10/01/10............  NR        BBB       4,199


PRINCIPAL
  AMOUNT                                      RATINGS        VALUE
  (000)                                    MOODY'S   S&P     (000)
--------------------------------------------------------------------
             GUAM -- (CONTINUED)
$    2,435   Series B,
             6.400% 10/01/05.............  NR        BBB    $  2,665
     2,500   Guam, Government, GO, Series
              A,
              5.750% 09/01/04............  NR        BBB       2,516
     3,000   Guam, Power Authority
              Revenue, Series A,
              6.750% 10/01/24............  NR        BBB       3,379
                                                            --------
                                                              12,759
                                                            --------
             PUERTO RICO -- 6.3%
     1,000   Puerto Rico, Electrical
              Power Authority, Power
              Revenue, Series AA, (MBIA
              Insured),
              5.250% 07/01/17............  Aaa       AAA       1,055
     4,190   Puerto Rico Commonwealth,
              GO, (MBIA Insured),
              6.500% 07/01/15............  Aaa       AAA       5,151
       995   Puerto Rico, Housing, Bank
              and Finance Agency,
              Single-family Mortgage
              Revenue, (Affordable
              Housing Mortgage-Portfolio
              I), AMT, (GNMA/FNMA/FHLMC
              Collateral),
              6.250% 04/01/29............  Aaa       AAA       1,063
     1,000   Puerto Rico, Industrial,
              Tourist, Educational,
              Medical & Environmental
              Control Faciliti Hospital
              Auxilio Mutuo Obligation
              Group, Series A,
              (MBIA Insured),
              6.250% 07/01/16............  Aaa       AAA       1,129
     2,000   Puerto Rico Commonwealth,
              Infrastructure Financing
              Authority, Series A, (AMBAC
              Insured)
              5.000% 07/01/16............  Aaa       AAA       2,064
                                                            --------
                                                              10,462
                                                            --------
             TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $144,901).....................           160,450
                                                            --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

                                                           VALUE
  SHARES                                                   (000)
------------------------------------------------------------------
              INVESTMENT COMPANY -- 2.2%
               (Cost $3,754)
  3,754,000   AIM Tax-Exempt Fund......................   $  3,754
                                                          --------
              TOTAL INVESTMENTS (Cost
               $148,655*).......................   98.6%   164,204
                                                          --------
              OTHER ASSETS AND
               LIABILITIES (NET)................    1.4
              Receivable for fund shares sold..........   $    641
              Dividends and interest receivable........      3,368
              Other assets.............................         10
              Payable for fund shares redeemed.........     (1,439)
              Investment advisory fee payable..........        (55)
              Administration fees payable..............        (11)
              Shareholder servicing and distribution
               fees payable............................       (106)
              Dividend payable.........................         (2)
              Accrued trustees' fees and expenses......         (3)
              Accrued expenses and other liabilities...        (98)
                                                          --------
              TOTAL OTHER ASSETS AND LIABILITIES
               (NET)...................................      2,305
                                                          --------
              NET ASSETS........................  100.0%  $166,509
                                                          ========
              NET ASSET VALUE, OFFERING AND
               REDEMPTION PRICE PER SHARE
              PRIMARY A SHARES:
              ($75,390,000/7,397,989 shares
               outstanding)............................     $10.19
                                                          ========
              INVESTOR A SHARES:
              ($73,898,000/7,251,008 shares
               outstanding)............................     $10.19
                                                          ========

                                                           VALUE
                                                           (000)
------------------------------------------------------------------
              INVESTOR B SHARES:
              ($17,218,000/1,689,498 shares
               outstanding)............................     $10.19
                                                          ========
              INVESTOR C SHARES:
              ($3,000/282 shares outstanding)..........     $10.19
                                                          ========
              NET ASSETS CONSIST OF:
              Undistributed net investment income......   $     19
              Accumulated net realized loss on
               investments sold........................       (896)
              Net unrealized appreciation of
               investments.............................     15,549
              Paid-in capital..........................    151,837
                                                          --------
              NET ASSETS...............................   $166,509
                                                          ========

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $16,455,000 and gross depreciation of $906,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $148,655,000.

Nations Florida Municipal Bond Fund had the following insurance concentrations greater than 10% at September 30, 1998 (as a percentage of net assets):

   MBIA                                                                   28.12%
   FGIC                                                                   12.21%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 96.1%
            GEORGIA -- 96.1%
$  2,000    Albany Dougherty, Georgia,
             Solid Waste Disposal
             Revenue, Procter & Gamble
             Paper Products,
             5.300% 05/15/26...........  Aa2       AA     $  2,054
   1,000    Alpharetta, Georgia, GO,
             6.000% 05/01/03...........  Aa2       AA-       1,093
            Atlanta, Georgia, Airport
             Facilities Revenue
             Refunding, (AMBAC
             Insured):
   1,000    5.000% 01/01/03............  Aaa       AAA       1,046
   1,000    6.000% 01/01/03............  Aaa       AAA       1,085
   8,000    7.250% 01/01/10+...........  Aaa       AAA       4,554
   1,000    Atlanta, Georgia, Downtown
             Development Authority
             Revenue Refunding,
             (Underground Atlanta
             Project),
             6.250% 10/01/12...........  Aa3       AA        1,097
   1,000    Atlanta and Fulton
             Counties, Georgia,
             Recreation Authority
             Revenue Refunding,
             (Atlanta Zoo Project),
             5.850% 12/01/00...........  Aa3       AA        1,046
   3,000    Baldwin County, Georgia,
             School District, GO,
             (State Aid Withholding),
             4.500% 01/01/03...........  NR        AA-       3,086
   2,750    Bibb County, Georgia, GO,
             5.500% 01/01/08...........  A1        AA        2,942
   1,000    Burke County, Georgia,
             Development Authority,
             PCR, (Oglethorpe Power
             Corporation), Series B,
             4.700% 01/01/04...........  A3        A         1,028
   2,500    Cartersville, Georgia,
             Development Authority
             Revenue Refunding,
             (Anheuser-Busch),
             5.625% 05/01/09...........  A1        A+        2,737
   1,000    Chatham County, Georgia,
             School District, GO,
             5.800% 08/01/04...........  A1        AA        1,070
            Cherokee County, Georgia,
             School System Revenue, GO:
   1,000    5.900% 06/01/02............  A1        NR        1,073
   1,000    (AMBAC Insured),
             5.875% 02/01/09...........  Aaa       AAA       1,140
     820    Cherokee County, Georgia,
             Water and Sewer Authority,
             Revenue Refunding and
             Improvement (MBIA
             Insured),
             5.300% 08/01/09...........  Aaa       AAA         899


PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
            Clark County, Georgia,
             Hospital Authority
             Revenue, (Regional Medical
             Center Project), (MBIA
             Insured):
$  1,000    5.100% 07/01/04............  Aaa       AAA    $  1,065
   1,000    5.750% 01/01/08............  Aaa       AAA       1,084
   1,000    Clayton County, Georgia,
             Water and Sewer Authority
             Revenue, (MBIA Insured),
             5.400% 05/01/07...........  Aaa       AAA       1,073
   1,000    Clayton County, Georgia,
             Hospital Authority Revenue
             (MBIA Insured),
             6.700% 08/01/02...........  Aaa       AAA       1,099
   3,190    Clayton County, Georgia,
             Hospital Authority
             Revenue, Anticipated
             Certificates, (Southern
             Regional Medical Center
             Project), Series A, (MBIA
             Insured),
             5.250% 08/01/09...........  Aaa       AAA       3,427
   1,000    Cobb County, Georgia,
             Detention Buildings and
             Facilities, GO,
             5.300% 01/01/08...........  Aaa       AAA       1,066
            Cobb County, Georgia,
             Kennestone Hospital
             Authority Revenue, Series
             A:
   1,200    5.600% 04/01/05............  Aa2       AA        1,286
   1,000    5.700% 04/01/06............  Aa2       AA        1,074
            Cobb County, Georgia,
             School District, GO:
   2,000    4.800% 02/01/04............  Aa1       AA        2,094
   2,000    Series B,
             6.150% 02/01/03...........  Aa1       AA        2,188
            Cobb County, Georgia, Water
             and Sewer Authority,
             Revenue Refunding, Series
             A:
   1,000    5.400% 07/01/08............  Aa1       AA        1,072
   2,000    Cobb County and Marietta,
             Georgia, Water Authority
             Revenue Refunding,
             5.000% 11/01/03...........  Aa1       AA        2,114
            Columbus, Georgia, Water
             and Sewer Authority
             Revenue Refunding:
   1,000    5.100% 05/01/03............  A3        A+        1,051
   2,250    Series 1992, (FGIC
             Insured),
             6.000% 05/01/03...........  Aaa       AAA       2,459

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$  1,000    Dalton, Georgia, Building
             Authority Revenue,
             5.000% 07/01/02...........  A1        NR     $  1,043
            Dalton, Georgia, Multiple
             Utility Revenue Refunding,
             (MBIA Insured):
   2,000    4.450% 01/01/03............  Aaa       AAA       2,054
   5,000    6.000% 01/01/06............  Aaa       AAA       5,641
   1,000    DeKalb County, Georgia,
             School District, GO,
             5.000% 07/01/03...........  Aa        AA        1,053
   1,000    Downtown Savannah
             Authority, Georgia,
             (Chatham County Projects),
             Series A,
             5.000% 01/01/11...........  Aa3       AA        1,030
   6,440    Effingham County, Georgia,
             Development Authority,
             Solid Wasted Disposal
             Revenue, (Fort James
             Project),
             5.625% 07/01/18...........  Baa2      BBB-      6,547
            Fayette County, Georgia,
             School District, GO,
             Series 1992:
   1,000    5.200% 03/01/00............  Aa        A+        1,023
   1,000    (FGIC Insured),
             6.100% 03/01/03...........  Aaa       AAA       1,092
   3,800    Forsyth County, Georgia,
             Water & Sewer Authority
             Revenue,
             5.000% 04/01/02...........  Aa3       AA-       3,961
            Fulco, Georgia, Hospital
             Authority Revenue, Revenue
             Anticipation Certificates:
             Georgia Baptist
             Healthcare, Series A, Pre
             Refunded:
   1,500    5.800% 09/01/01............  Aaa       NR        1,586
   1,000    6.000% 09/01/03............  Aaa       NR        1,097
            St. Joseph's Hospital:
   2,000    4.900% 10/01/03............  A3        A         2,097
   1,000    5.500% 10/01/14............  A3        A         1,071
   2,000    (Catholic Health East),
             4.600% 11/15/09...........  Aaa       AAA       2,053
   1,735    Fulton County, Georgia,
             Development Authority
             Revenue,
             5.000% 09/01/17...........  Aa1       AA+       1,766
   1,000    Fulton and DeKalb Counties,
             Georgia, Hospital
             Authority, Revenue
             Refunding, (Grady Memorial
             Hospital Project),
             (MBIA Insured),
             5.250% 01/01/04...........  Aaa       AAA       1,065
            Fulton County, Georgia,
             Building Authority Revenue
             Refunding:
   1,000    5.700% 01/01/00............  Aa3       AA        1,026
   1,025    5.700% 01/01/04............  Aa3       AA        1,114

PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$  1,000    Fulton County, Georgia,
             Hospital Authority Revenue
             Refunding, Revenue
             Anticipation Certificates,
             (Northside Hospital
             Project), Series A, (MBIA
             Insured),
            6.000% 10/01/01............  Aaa       AAA    $  1,066
            Fulton County, Georgia,
             School District, GO:
   1,000    7.500% 01/01/02............  Aa3       AA        1,113
   1,500    6.250% 05/01/04............  Aa3       AA        1,681
   1,000    George L. Smith II,
             Georgia, World congress
             Control Authority,
             Revenue, (Domed Stadium
             Project), (SunTrust Bank
             LOC),
             7.875% 07/01/20...........  Aa3       AA-       1,085
            Georgia State, GO:
   1,500    Series A,
            6.250% 03/01/06............  Aaa       AAA       1,724
   1,200    Series B,
             6.000% 03/01/04...........  Aaa       AAA       1,328
            Series C:
   2,750    6.500% 07/01/05............  Aaa       AAA       3,176
   3,500    5.750% 09/01/09............  Aaa       AAA       3,997
   1,000    Georgia State, Housing &
             Finance Authority Revenue,
             Home Ownership,
             6.600% 6/01/25............  Aa2       AA+       1,078
   1,500    Georgia State, Municipal
             Gas Authority, Gas Tax
             Revenue, (Southern Storage
             Gas Project),
             6.000% 07/01/04...........  NR        A-        1,654
            Georgia State Tollway
             Authority Revenue,
             (Georgia 400 Project), (ST
             GTD):
   2,000    6.375% 07/01/02............  Aaa       AA+       2,178
   1,000    6.400% 07/01/03............  Aaa       AAA       1,090
   1,000    5.000% 07/01/07............  Aaa       AAA       1,076
            Griffin-Spalding
             County,Georgia, School
             System, GO, (FSA Insured):
   1,000    5.250% 02/01/10............  Aaa       AAA       1,039
   2,000    5.600% 02/01/21............  Aaa       AAA       2,078
            Gwinnett County, Georgia,
             School District, GO:
   1,000    5.250% 02/01/08............  Aa1       AA+       1,044
   1,400    5.375% 02/01/09............  Aa1       AA+       1,474
   1,000    Refunding, Series B,
             6.000% 02/01/01...........  Aa1       AA+       1,052
            Hall County, Georgia,
             School District, GO:
   2,000    (AMBAC Insured),
             6.700% 12/01/14...........  Aaa       AAA       2,341
   1,000    Refunding, Series B,
             6.300% 12/01/05...........  A1        NR        1,147

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$  1,000    Henry City and County,
             Georgia, Water and Sewer
             Authority Revenue
             Refunding, Series A,
             5.000% 02/01/07...........  A         NR     $  1,052
            Henry County, Georgia,
             School District, GO:
   1,000    Series A,
             5.700% 08/01/02...........  A1        A+        1,070
   1,000    Series B,
             5.600% 08/01/01...........  A1        A+        1,052
   2,000    Henry County, Georgia,
             Hospital (AMBAC Insured),
             5.250% 07/01/09...........  Aaa       AAA       2,180
   2,000    Houston County, Georgia,
             School District, GO, (MBIA
             Insured),
             5.500% 03/01/16...........  Aaa       AAA       2,072
   1,000    La Grange, Georgia, Water &
             Sewer Revenue,
             7.375% 01/01/12...........  NR        NR        1,064
   1,000    Macon, Georgia, Water and
             Sewer Authority Revenue
             Refunding, Series A,
             4.700% 10/01/04...........  A1        A+        1,044
   1,000    Macon-Bibb County, Georgia,
             Industrial Authority,
             Industrial Revenue,
             (Weyerhaeuser Company
             Project),
             9.000% 10/01/07...........  A2        A         1,361
   1,000    Meriwether County, Georgia,
             School District, GO, (FSA
             Insured),
             5.500% 02/01/16...........  Aaa       AAA       1,078
            Metropolitan Atlanta Rapid
             Transit Authority (MARTA),
             Georgia, Sales Tax Revenue
             Refunding:
   1,000    Series B, Second Indenture,
             5.100% 07/01/15...........  Aaa       AAA       1,038
     540    Series D,
             7.000% 07/01/11...........  AAA       AAA         678
            Series M:
   1,000    6.150% 07/01/02............  A1        AA-       1,078
   1,000    6.350% 07/01/04............  A1        AA-       1,079
   3,000    Refunding, Series P, (AMBAC
             Insured),
             5.900% 07/01/03...........  Aaa       AAA       3,274
   1,000    Monroe County, Georgia,
             Development Authority,
             PCR, (Oglethorpe Power
             Corporation), Series A,
             6.800% 01/01/12...........  A3        A         1,216
   2,495    Municipal Electric
             Authority, Georgia,
             (Project One), Series A,
             (MBIA Insured),
             5.375% 01/01/19...........  Aaa       AAA       2,619


PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$  1,100    Paulding County, Georgia,
             School District, GO,
             Series A,
             6.400% 02/01/04...........  A2        A      $  1,230
   1,715    Port Houston Authority Tex
             Harris (MBIA Insured),
             4.850% 10/01/07+..........  Aaa       AAA       1,183
   1,400    Private Colleges and
             Universities Facilities
             Authority Revenue,
             Georgia, (Emory University
             Project), Series C, (GO of
             Instn),
             5.750% 10/01/02...........  Aa1       AA        1,505
   1,000    Richmond County, Georgia,
             Board of Education, GO,
             (FGIC Insured),
             4.700% 11/01/06...........  Aaa       AAA       1,045
   1,500    Richmond County, Georgia,
             Water and Sewer Revenue
             Refunding and Improvement,
             Series A, (FGIC Insured),
             5.250% 10/01/28...........  Aaa       AAA       1,544
   2,000    Roswell, Georgia, GO,
             5.600% 02/01/10...........  Aa        AA        2,189
   1,000    Savannah, Georgia, Economic
             Development Authority
             Refunding, PCR, (Union
             Camp Corporation Project),
             5.150% 05/01/02...........  A1        NR        1,044
            Savannah, Georgia, Hospital
             Authority Revenue, (St.
             Josephs/Candler Health
             System):
            Series A:
   1,225    5.250% 07/01/11............  Aaa       NR        1,304
   1,310    5.250% 07/01/12............  Aaa       NR        1,386
   1,000    Series B, (FSA Insured),
            5.250% 07/01/10............  Aaa       NR        1,071
   1,250    Savannah, Georgia, Hospital
             Authority Revenue
             Refunding and Improvement,
             (Candler Hospital
             Project), Pre-Refunded,
             7.000% 01/01/11...........  Aaa       AAA       1,418
            Savannah, Georgia, Resource
             Recovery Development
             Authority, Revenue
             Refunding, (Southern
             Energy Systems Company
             Project):
   1,000    5.700% 12/01/00............  A1        A+        1,041
   1,500    5.850% 12/01/01............  A1        A+        1,590

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$  1,000    Savannah, Georgia, Water
             and Sewer Revenue
             Refunding and Improvement,
             5.100% 12/01/09...........  Aa3       AA-    $  1,048
                                                          --------
            TOTAL MUNICIPAL
             BONDS AND NOTES
             (Cost $148,936)....................           158,395
                                                          --------

  SHARES
----------
             INVESTMENT COMPANY -- 3.0% (Cost $5,000)
 5,000,000   AIM Tax-Exempt Fund.......................      5,000
                                                          --------

             TOTAL INVESTMENTS                     99.1%
              (Cost $153,936*)..................           163,395
                                                          --------
             OTHER ASSETS AND                       0.9
              LIABILITIES (NET).................
             Receivable for fund shares sold...........   $    114
             Dividends and interest receivable.........      2,103
             Payable for fund shares redeemed..........        (22)
             Investment advisory fee payable...........        (42)
             Administration fees payable...............        (10)
             Shareholder servicing and distribution
              fees payable.............................        (48)
             Dividend payable..........................       (498)
             Accrued trustees' fees and expenses.......         (7)
             Accrued expenses and other liabilities....        (42)
                                                          --------
             TOTAL OTHER ASSETS AND
              LIABILITIES (NET)........................      1,548
                                                          --------
             NET ASSETS.........................  100.0%  $164,943
                                                          ========

------------------------------------------------------------------
                                                           VALUE
                                                           (000)
             NET ASSET VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE
             PRIMARY A SHARES: ($131,484,000/11,849,434
              shares outstanding)......................     $11.10
                                                          ========
             INVESTOR A SHARES: ($24,918,000/2,245,657
              shares outstanding)......................     $11.10
                                                          ========
             INVESTOR B SHARES: ($7,695,000/693,451
              shares outstanding)......................     $11.10
                                                          ========
             INVESTOR C SHARES: ($846,000/76,261 shares
              outstanding).............................     $11.10
                                                          ========
             NET ASSETS CONSIST OF:
             Undistributed net investment income.......   $     11
             Accumulated net realized gain
              on investments sold......................        461
             Net unrealized appreciation of
              investments..............................      9,459
             Paid-in capital...........................    155,012
                                                          --------
             NET ASSETS................................   $164,943
                                                          ========

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $9,459,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $153,936,000.

+ Zero coupon security. The rate shown reflects the yield to maturity.

Nations Georgia Intermediate Municipal Bond Fund had the following insurance concentrations greater than 10% at September 30, 1998 (as a percentage of net assets):

   MBIA                                                                   14.76%
   AMBAC                                                                  10.17%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S   S&P     (000)
------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 101.0%
            GEORGIA -- 101.0%
$    500    Albany, Georgia, Sewer
             System Revenue, (MBIA
             Insured),
             4.900% 07/01/07............  Aaa       AAA    $   533
     500    Albany Dougherty, Georgia,
             Solid Waste Disposal
             Revenue, Procter & Gamble
             Paper Products,
             5.300% 05/15/26............  Aa2       AA         514
     500    Atlanta & Fulton County,
             Georgia, Recreational
             Authority Revenue,
             (Downtown Arena Public
             Improvement Project),
             Series A, (MBIA Insured),
             5.375% 12/01/26............  Aaa       AAA        525
     500    Bartow County, Georgia
             School District, GO, Series
             1993,
             5.300% 05/01/08............  A         A          530
     500    Brunswick & Glynn County,
             Georgia, Development
             Authority Revenue, (Pacific
             Corporate Project),
             5.550% 03/01/26............  Baa2      NR         508
     500    Burke County, Georgia,
             Development Authority, PCR,
             (Oglethorpe Power
             Corporation Project),
             Series B,
             4.700% 01/01/04............  A3        A          514
     500    Clayton County, Georgia,
             Housing Authority, Multi-
             family Housing Revenue,
             (Advantages of Atlanta
             Apartments Project), (FHLMC
             Collateral),
             5.700% 12/01/16............  NR        AAA        520
     500    Columbia County, Georgia,
             School District, Series B,
             (MBIA Insured),
             6.250% 04/01/13............  Aaa       AAA        560
     500    Columbus, Georgia, Water and
             Sewer Authority Revenue
             Refunding,
             5.700% 05/01/20............  A3        A+         531
     470    Coweta County, Georgia,
             Development Authority,
             Industrial Development
             Revenue, (Sivaco National
             Wire Project), AMT,
             5.400% 02/01/09............  A1        NR         495
     500    Dalton, Georgia, Multiple
             Utility Revenue Refunding,
             (MBIA Insured),
             4.450% 01/01/03............  Aaa       AAA        513
   1,000    Effingham County, Georgia,
             Solid Waste Disposal
             Revenue, (Fort James
             Project),
             5.625% 07/01/18............  Baa2      BBB-     1,017


PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S   S&P     (000)
------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$    500    Fayette County, Georgia,
             School District, GO,
             6.125% 03/01/15............  Aa        A+     $   554
     500    Fayette County, Georgia,
             Water Revenue, (FGIC
             Insured),
             5.000% 10/01/23............  Aaa       AAA        501
   1,000    Fulco, Georgia, Hospital
             Authority Revenue, Revenue
             Anticipation Certificates,
             St. Joseph's Hospital,
             5.500% 10/01/14............  A3        A        1,071
     500    Fulton County, Georgia,
             Development Authority
             Revenue, (Clark Atlanta
             University Project),
             (CONNIE LEE Insured),
             5.125% 01/01/10............  Baa2      AAA        524
   1,000    Galena Park, Texas,
             Independent School
             District, GO, (PSFG-GTD),
             6.375% 08/15/24+...........  Aaa       NR         282
     700    Georgia State, GO, Series C,
             7.250% 07/01/00............  Aaa       AAA        743
   1,550    Georgia State, Housing &
             Financial Authority
             Revenue, Single Family
             Mortgage, Series B3,
             4.400% 06/01/17............  NR        AAA      1,554
     500    Georgia State Municipal
             Electric Authority Power
             Revenue, Series CC,
             4.500% 01/01/02............  A3        A          509
     500    Georgia State Tollway
             Authority Revenue,
             4.500% 07/01/11............  Aaa       AAA        508
     500    Gwinnett County, Georgia,
             Water and Sewer Revenue
             Refunding,
             4.900% 08/01/06............  Aaa       AAA        533
     500    Hall County Georgia, School
             District, (State Aid
             Withholdings),
             4.5000% 11/01/14...........  Aa3       NR         490
     500    Lawrenceville, Georgia,
             Housing Authority, Multi-
             family Housing Revenue,
             (Knollwood Park Apartments
             Project), (FNMA
             Collateral),
             6.25% 12/01/29.............  NR        AAA        552
     500    Metropolitan, Atlanta, Rapid
             Transportation Authority,
             Sales Tax Revenue, Series
             B, (MBIA Insured),
             5.100% 07/01/13............  Aaa       AAA        525
     500    Peach County, Georgia,
             School District, GO, (MBIA
             Insured),
             6.500% 02/01/08............  Aaa       AAA        591

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S   S&P     (000)
------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$    500    Private Colleges &
             Universities Authority
             Georgia Revenue, (Emory
             University Project),
             Series C,
             5.125% 11/01/27............  Aa1       AA     $   507
     500    Private Colleges &
             Universities Authorities,
             Georgia, Student Loan
             Revenue, Series B,
             5.000% 11/01/33............  Aa1       AA         495
     500    Richmond County, Georgia,
             Water & Sewer Revenue,
             (FGIC Insured),
             5.250% 10/01/28............  Aaa       AAA        515
   1,000    Roswell, Georgia, GO,
             5.600% 02/01/10............  Aa        AA       1,094
            Savannah, Georgia, Hospital
             Authority, Revenue
             Refunding and Improvement,
             Pre Refunded:
     500    (Candler Hospital Project),
             7.000% 01/01/23............  Aaa       Aaa        567
     450    (St. Joseph's Hospital
             Project), Pre Refunded,
             6.125% 07/01/12............  Aaa       Aaa        500
   1,000    (St. Josephs/Candler Health
             System), Series A,
             5.000% 07/01/23............  Aaa       NR         997
     500    Savannah, Georgia, Water and
             Sewer Revenue Refunding and
             Improvement,
             5.100% 12/01/10............  Aa3       AA-        521
     500    Union County, Georgia,
             Housing Authority, Multi-
             family Housing Revenue
             Refunding, (Hidden Lake
             Apartments), Series A,
             (FHA/FNMA),
             7.125% 12/01/25............  Aaa       NR         549
     500    Upper Oconee Basin Water
             Authority, Georgia Revenue,
             (FGIC Insured),
             5.2500% 07/01/27...........  Aaa       AAA        516
     570    White County, Georgia,
             Industrial Development
             Authority Revenue
             Refunding, (Clark-Schwebel
             Fiber and Glass Company
             Project),
             6.850% 06/01/10............  NR        BBB+       613
                                                           -------
            TOTAL MUNICIPAL BONDS AND NOTES
             (Cost $21,248).............................    22,571
                                                           -------

                                                            VALUE
  SHARES                                                    (000)
------------------------------------------------------------------
             INVESTMENT COMPANIES -- 5.1%
 1,115,000   AIM Tax-Exempt Fund........................   $ 1,115
    14,000   Nuveen Tax-Exempt Fund.....................        14
                                                           -------

             TOTAL INVESTMENT COMPANIES
              (Cost $1,129).............................    1,129
                                                          -------
             TOTAL INVESTMENTS
              (Cost $22,377*).................    106.1%   23,700
                                                          -------
             OTHER ASSETS AND
              LIABILITIES (NET)...............    (6.1)%
             Receivable for fund shares sold............        1
             Dividends and interest receivable..........      326
             Investment advisory fee payable............       (5)
             Administration fees payable................       (1)
             Shareholder servicing and distribution fees
              payable...................................      (47)
             Dividend payable...........................      (47)
             Payable for investment securities
              purchased.................................   (1,560)
             Accrued trustees' fees and expenses........       (1)
             Accrued expenses and other liabilities.....      (19)
                                                          -------
             TOTAL OTHER ASSETS AND
              LIABILITIES (NET).........................   (1,353)
                                                          -------
             NET ASSETS.......................    100.0%  $22,347
                                                          =======
             NET ASSET VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE
             PRIMARY A SHARES:
             ($9,438,000/920,858 shares outstanding)....   $10.25
                                                          =======
             INVESTOR A SHARES:
             ($2,250,000/219,562 shares outstanding)....   $10.25
                                                          =======
             INVESTOR B SHARES:
             ($10,656,000/1,039,762 shares
              outstanding)..............................   $10.25
                                                          =======
             INVESTOR C SHARES:
             ($3,000/281 shares outstanding)............   $10.25
                                                          =======
             NET ASSETS CONSIST OF:
             Undistributed net investment income........  $     9
             Accumulated net realized loss on
              investments sold..........................     (220)
             Net unrealized appreciation of
              investments...............................    1,323
             Paid-in capital............................   21,235
                                                          -------
             NET ASSETS.................................  $22,347
                                                          =======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $1,323,000 and for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $22,377,000.

 + Zero coupon security. The rate shown reflects the yield to maturity.

Nations Georgia Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 1998 (as a percentage of net assets):

   MBIA                                                                   14.53%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S    S&P    (000)
-------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.3%
            MARYLAND -- 85.2%
            Anne Arundel County,
             Maryland, Consolidated
             Public Improvement Revenue,
             GO:
$  1,000    6.900% 01/15/00.............  Aa1        AA+   $  1,029
   1,000    6.200% 04/15/03.............  Aa1        AA+      1,076
   1,000    5.125% 07/15/08.............  Aa1        AA+      1,060
   2,000    Anne Arundel County,
             Consolidated
             Water & Sewer,
             4.8000% 04/15/05...........  Aa1        AA+      2,107
            Baltimore, Maryland,
             Consolidated Public
             Improvement Revenue, (FGIC
             Insured):
   1,740    Series A,
             5.300% 10/15/16............  Aaa        AAA      1,843
   1,720    Series C,
             6.200% 10/15/02............  Aaa        AAA      1,880
   1,000    Baltimore, Maryland,
             Convention Center Revenue,
             (MBIA Insured),
             5.000% 09/01/06............  Aaa        AAA      1,070
            Baltimore, Maryland, GO,
             Series B, (MBIA Insured):
   1,000    7.000% 10/15/04.............  Aaa        AAA      1,167
   1,000    7.050% 10/15/07.............  Aaa        AAA      1,223
   1,000    Baltimore, Maryland, Pension
             Funding,
             5.500% 08/01/05............  Aaa        AAA      1,098
   1,750    Baltimore, Maryland, Port
             Facilities Revenue,
             Consolidated Coal Sales,
             Series 85,
             6.500% 12/01/10............  Aa3        AA-      1,938
            Baltimore, Maryland, Revenue
             Refunding, (Wastewater
             Projects), Series A: (FGIC
             Insured):
     500    5.000% 07/01/22.............  Aaa        AAA        519
     500    5.000% 07/01/24.............  Aaa        AAA        519
   1,000    (MBIA Insured),
            5.100% 07/01/04.............  Aaa        AAA      1,067
            Baltimore County, Maryland,
             Consolidated Public
             Improvement, Revenue
             Refunding:
   1,000    6.100% 07/01/01.............  Aaa        AAA      1,064
   1,000    Series A, (AMBAC Insured),
            5.300% 10/15/06.............  Aaa        AAA      1,060
   1,075    Series C, (FGIC Insured),
            6.375% 10/15/07.............  Aaa        AAA      1,264
            Baltimore County, Maryland,
             Metropolitan District
             Special Assignment
             Refunding, GO:
   1,375    5.750% 05/01/02.............  Aaa        AAA      1,468
   1,000    5.800% 05/01/03.............  Aaa        AAA      1,085


PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S    S&P    (000)
-------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
$  1,000    Baltimore, Maryland, Water
             Utility Revenue, (Water
             Projects), Series A, (MBIA
             Insured),
            6.950% 07/01/02.............  Aaa        AAA   $  1,075
   2,000    Calvert County, Maryland,
             Consolidated Public
             Improvement Revenue
             Refunding, GO,
            4.625% 07/15/05.............  Aa         AA-      2,087
            Carroll County, Maryland,
             Consolidated Public
             Improvement Revenue, GO:
   1,350    6.000% 11/01/00.............  Aa3        AA       1,416
     500    6.900% 10/01/02.............  Aaa        AA         541
            Cecil County, Maryland,
             Revenue Refunding,
             Consolidated Public
             Improvement, GO, (FGIC
             Insured):
   1,000    5.300% 12/01/00.............  Aaa        AAA      1,036
   2,000    4.800% 12/01/04.............  Aaa        AAA      2,107
            Charles County, Maryland,
             Consolidated Public
             Improvement, Revenue
             Refunding, GO:
   1,000    4.400% 06/01/03.............  Aa3        AA-      1,027
     750    6.450% 06/01/04.............  AAA        AA-        817
   1,000    6.375% 12/01/04.............  AAA        AA-      1,053
   1,810    (AMBAC Insured),
            5.900% 01/15/03.............  Aaa        AAA      1,963
            Frederick County, Maryland,
             Consolidated Public
             Improvement, Revenue
             Refunding, GO, (FGIC
             Insured):
   2,000    5.750% 12/01/01.............  Aaa        AAA      2,127
   2,240    6.000% 12/01/05.............  Aaa        AAA      2,454
   2,135    Frederick County,
             Maryland, GO,
             5.350% 07/01/05............  Aa         AA       2,281
   1,000    Frederick County, Maryland,
             GO, Series B,
             6.300% 07/01/06............  Aa         AA-      1,103
   1,920    Harford County,
             Maryland, GO,
             5.500% 12/01/07............  Aa2        AA-      2,139
     600    Harford County, Maryland,
             GO, Refunded,
             6.100% 12/01/04............  AAA        AAA        642
   1,455    Harford County, Maryland,
             Public Improvement Revenue,
             GO,
             5.300% 09/01/03............  Aa2        AA-      1,554
            Howard County, Maryland,
             Consolidated Public
             Improvement - Series A:
   1,545    5.000% 08/15/03.............  Aaa        AAA      1,630
   2,000    5.250% 08/15/06.............  Aaa        AAA      2,151
   1,000    Howard County, Maryland,
             Metropolitan District, GO,
             Series B,
             6.000% 08/15/03............  Aaa        AAA      1,099

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)          SEPTEMBER 30, 1998  (UNAUDITED)

PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S    S&P    (000)
-------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
$    605    Laurel, Maryland, GO, Series
             A, (MBIA Insured),
             6.300% 07/01/00............  Aaa        AAA   $    633
   1,530    Laurel, Maryland, Public
             Improvement Refunding,
             Series A, (FGIC Insured),
             5.000% 10/01/11............  Aaa        AAA      1,604
     500    Maryland-National Capital
             Park and Planning
             Commission, (Prince Georges
             County), GO, Series J-2,
             Pre-Refunded,
             6.900% 07/01/02............  Aa2        AA         537
            Maryland State, Certificates
             Participation, State
             Highway & Motor Vehicle
             Administration:
   1,200    5.700% 06/01/01.............  A1         AA-      1,259
   1,200    5.800% 06/01/02.............  A1         AA-      1,261
   1,000    Maryland State, Community
             Development Administration,
             Department of Housing and
             Community Development,
             (Single-family Project),
             First Series, (FHA
             Insured),
             4.950% 04/01/07............  Aa2        NR       1,030
   1,100    Maryland State, GO, Third
             Series, Refunded,
             6.800% 07/15/04............  AAA        AAA      1,176
            Maryland State, Health and
             Higher Education Facilities
             Authority Revenue, Howard
             County General Hospital:
   1,000    5.125% 07/01/03.............  Baa1       BBB      1,031
   1,000    5.500% 07/01/13.............  Baa1       BBB      1,056
   1,000    5.500% 07/01/21.............  Baa1       BBB      1,047
     700    Sinai Hospital, Pre-
             Refunded, (AMBAC Insured),
            7.000% 07/01/00.............  Aa3        AA-        717
     500    Refunding,
            7.300% 07/01/05.............  AAA        AAA        541
   1,000    Suburban Hospital, Refunded,
            6.000% 07/01/21.............  AAA        AAA      1,079
            The Johns Hopkins Hospital:
   2,700    5.250% 07/01/04.............  Aa3        AA-      2,898
   1,500    5.400% 07/01/06.............  Aa3        AA-      1,617
   3,050    5.500% 07/01/07.............  Aa3        AA-      3,294
            The Johns Hopkins Hospital,
             Refunded:
   1,250    7.000% 07/01/01.............  AAA        AAA      1,345
   1,000    5.750% 07/01/09.............  AAA        AAA      1,139
   1,000    Johns Hopkins Medicine,
            5.000% 07/01/19.............  Aaa        AAA      1,008
   3,000    Charity Obligation, Group D,
            4.600% 11/01/26.............  Aa2        AA+      3,088


PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S    S&P    (000)
-------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
$  1,000    University of Maryland
             Medical System Project,
             (FGIC Insured),
            5.200% 07/01/04.............  Aaa        AAA   $  1,068
            Maryland State, State and
             Local Facilities Loan, GO:
             Second Series,
             Pre-Refunded:
   1,500    5.000% 10/15/04.............  Aaa        AAA      1,597
   3,000    5.000% 07/15/07.............  Aaa        AAA      3,232
   1,000    5.000% 08/01/07.............  Aaa        AAA      1,078
   3,000    Third Series, Pre-Refunded,
            5.000% 10/15/06.............  Aaa        AAA      3,226
            Maryland State,
             Transportation Authority
             Revenue, GO:
   1,250    6.100% 09/01/01.............  Aa         AA       1,317
   3,235    4.375% 12/15/03.............  Aa         AA       3,331
   2,300    6.500% 07/01/04.............  A1         A+       2,496
   4,000    5.700% 07/01/05.............  A1         A+       4,426
   2,800    5.800% 07/01/06.............  A1         A+       3,139
   1,395    Maryland State,
             Transportation Authority
             Revenue, GO, Refunded,
             6.625% 07/01/03............  AAA        AAA      1,497
   1,000    Maryland State,
             Transportation Authority,
             Special Obligation Revenue,
             (Baltimore-Washington D.C.
             International Airport
             Project), Series A, AMT,
             (FGIC Insured),
             6.400% 07/01/19............  Aaa        AAA      1,067
            Montgomery County, Maryland,
             Consolidated Public
             Improvement, GO, Series A:
   1,835    4.875% 05/01/06.............  Aaa        AAA      1,951
   1,000    5.750% 07/01/06.............  Aaa        AAA      1,123
   3,500    4.900% 10/01/07.............  Aaa        AAA      3,702
   1,000    5.375% 05/01/08.............  Aaa        AAA      1,106
     500    Pre-Refunded,
            6.700% 04/01/06.............  AAA        AAA        546
   1,000    Montgomery County, Maryland,
             GO,
            6.250% 06/15/99.............  Aaa        AAA      1,021
            Montgomery County, Maryland,
             GO, Refunded:
   3,000    6.100% 10/01/05.............  AAA        AAA      3,262
   1,000    6.125% 10/01/07.............  AAA        AAA      1,088
   1,000    Montgomery County, Maryland,
             Housing Opportunities
             Commission, Single-family
             Mortgage Revenue, Series A,
             5.400% 07/01/08............  Aa2        NR       1,050
   1,575    Montgomery County, Maryland,
             Parking Revenue, Bethesda
             Parking Lot District,
             Series A, (FGIC Insured),
             5.700% 06/01/00............  Aaa        AAA      1,629

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)          SEPTEMBER 30, 1998  (UNAUDITED)

PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S    S&P    (000)
-------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
$  1,535    Northeast Maryland, Solid
             Waste Disposal Authority
             Revenue Refunding,
             (Southwest Resource
             Recovery Facility Project),
             (MBIA Insured),
             7.000% 01/01/01............  Aaa        AAA   $  1,641
            Ocean City, Maryland, GO,
             Refunded, (MBIA Insured):
     630    6.100% 11/01/04.............  Aaa        AAA        686
   1,170    5.000% 12/01/14.............  Aaa        AAA      1,211
            Prince Georges County,
             Maryland, Consolidated
             Public Improvement Revenue,
             GO:
   1,000    6.500% 07/01/02.............  A1         AA-      1,089
   1,000    5.600% 01/15/03.............  A1         AA-      1,071
   1,800    5.900% 01/15/06.............  A1         AA-      1,937
            Prince Georges County,
             Maryland, Consolidated
             Public Improvement Revenue,
             Series A, (MBIA Insured):
   1,000    5.300% 03/01/01.............  Aaa        AAA      1,039
   1,000    5.400% 03/01/02.............  Aaa        AAA      1,055
   1,000    Prince Georges County,
             Maryland, Industrial
             Development Authority Lease
             Revenue (Upper Marlboro
             Justice Center Project),
             (MBIA Insured),
             6.750% 06/30/01............  Aaa        AAA      1,045
     740    Prince Georges County,
             Maryland, Solid Waste
             Management System Revenue
             6.800% 06/30/04............  AAA        AAA        794
            Prince Georges County,
             Maryland, Solid Waste
             Management Systems
             Authority, Revenue
             Refunding, (FSA Insured):
     800    6.600% 06/30/00.............  Aaa        AAA        841
   2,000    5.100% 06/15/05.............  Aaa        AAA      2,125
   1,000    Rockville, Maryland, GO,
             4.750% 04/15/05............  Aa1        AA+      1,036
   1,000    St. Mary's County, Maryland,
             GO, (MBIA Insured),
             5.700% 03/01/08............  Aaa        AAA      1,108
            University of Maryland,
             Auxiliary Facilities and
             Tuition Revenue: Series A:
     745    6.000% 02/01/04.............  Aa3        AA+        795
   2,500    6.400% 04/01/04.............  Refunded   AAA      2,651
   2,000    6.500% 04/01/06.............  Refunded   AAA      2,123
   1,000    6.300% 02/01/08.............  Aa3        AA+      1,078
   1,000    6.300% 02/01/10.............  Aa3        AA+      1,078
   2,000    Series C,
            4.900% 10/01/08.............  Aa3        AA+      2,087


PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S    S&P    (000)
-------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
            Washington County, Maryland,
             GO:
$    500    6.400% 12/01/00.............  A1         A+    $    512
   1,000    Series F, (FGIC Insured),
            5.250% 01/01/06.............  Aaa        AAA      1,067
   2,000    Washington County, Maryland,
             Consolidated Public
             Improvement, (FGIC
             Insured),
             4.900% 01/01/02............  Aaa        AAA      2,075
   1,000    Washington County, Maryland,
             Sanitation District
             Authority, Series F, (FGIC
             Insured),
             5.250% 01/01/06............  Aaa        AAA      1,067
            Washington Suburban
             Sanitation District
             Authority, Maryland, GO:
             General Construction:
   1,000    5.000% 06/01/04.............  Aa1        AA       1,061
   1,000    5.125% 06/01/21.............  Aa1        AA       1,019
            General Construction,
             Refunded:
   1,000    6.750% 12/01/03.............  AAA        AAA      1,058
   1,260    6.750% 06/01/05.............  AAA        AAA      1,382
            Water Supply:
   1,000    5.000% 06/01/03.............  Aa1        AA       1,054
   2,010    5.800% 06/01/03.............  Aa1        AA       2,187
   3,440    5.100% 12/01/07.............  Aa1        AA       3,671
   1,000    5.600% 06/01/15.............  Aa1        AA       1,072
            Wicomico County, Maryland,
             Public Improvement,
            (MBIA Insured):
   1,290    4.800% 12/01/10.............  Aaa        A1       1,342
   1,355    4.900% 12/01/11.............  Aaa        A1       1,412
   1,425    5.000% 12/01/12.............  Aaa        A1       1,491
                                                           --------
                                                            173,111
                                                           --------
            ALASKA -- 1.0%
   2,000    Alaska State, Industrial
             Development Authority,
             Revolving Fund -- Series A,
             (MBIA Insured),
             5.000% 04/01/05............  Aaa        AAA      2,093
                                                           --------
            COLORADO -- 0.7%
   3,800    E-470 Public Highway
             Authority Revenue,
             Colorado, Series B, (MBIA
             Insured),
            5.470% 09/01/18+............  Aaa        AAA      1,460
                                                           --------
            DISTRICT OF COLUMBIA -- 3.0%
            District of Columbia:
      50    Prerefunded - Series A,
             (AMBAC Insured),
             7.125% 06/01/99............  NR         AAA         51
     950    Unrefunded Balance - Series
             A, (AMBAC Insured),
             7.125% 06/01/99............  Aaa        AAA        973
   1,305    Smithsonian Institution,
            5.000% 02/01/17.............  Aaa        AAA      1,308

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)          SEPTEMBER 30, 1998  (UNAUDITED)

PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S    S&P    (000)
-------------------------------------------------------------------
            DISTRICT OF COLUMBIA -- (CONTINUED)
$  3,500    Washington DC, Metropolitan
             Area, Transportation
             Authority Gross Revenue,
             (FGIC Insured),
             5.000% 07/01/06............  Aaa        AAA   $  3,716
                                                           --------
                                                              6,048
                                                           --------
            GEORGIA -- 0.5%
   1,000    Savannah, Georgia, Hospital
             Authority Revenue,
             St. Josephs/Candler Health
             System - Series B, (FSA
             Insured),
            5.250% 07/01/08.............  Aaa        NR       1,076
                                                           --------
            MAINE -- 1.0%
   2,000    Baileyville Pollution
             Central Revenue,
             4.750% 06/01/05............  Baa2       NR       2,054
                                                           --------
            OHIO -- 0.8%
   1,595    Ohio State, Housing
             Financial Agency Mortgage
             Revenue, Residential --
             Series B-2, (GNMA COLL
             Insured),
             4.700% 09/01/06............  NR         AAA      1,631
                                                           --------
            TEXAS -- 0.2%
   1,000    Bastrop, Texas, Independent
             School District, Revenue
             Refunding, GO,
             (PSF-GTD),
             5.650% 02/15/18+...........  Aaa        AAA        391
                                                           --------
            VIRGINIA -- 2.6%
   1,085    Metropolitan Washington,
             D.C., Airports Authority,
             Virginia, General Airports
             Revenue, AMT, Series B,
             (FGIC Insured),
             5.750% 10/01/03............  Aaa        AAA      1,174
   4,000    Virginia State,
             Transportation Board,
             Transportation Contract
             Revenue, Northern Virginia
             Transportation District --
             Series A,
             5.125% 05/15/21............  Aa2        AA       4,034
                                                           --------
                                                              5,208
                                                           --------
            WASHINGTON -- 3.3%
   3,000    Port Seattle, Washington,
             Passenger Facility Charge
             Revenue, Series B, (AMBAC
             Insured),
             5.000% 12/01/08............  Aaa        AAA      3,146


PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S    S&P    (000)
-------------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
$  3,000    Washington State, Public
             Power Supply System Nuclear
             Project No. 1 Revenue,
             Series A,
             7.000% 07/01/08............  Aa1        AA-   $  3,610
                                                           --------
                                                              6,756
                                                           --------
            TOTAL MUNICIPAL BONDS AND NOTES
             (Cost $188,290)............................    199,828
                                                           --------


 SHARES
--------
           INVESTMENT COMPANY -- 0.5% (Cost $999)
 999,000   AIM Tax-Exempt Fund........................            999
                                                             --------

           TOTAL INVESTMENTS
            (Cost $189,289*)..........               98.8%     200,827
                                                               -------
           OTHER ASSETS AND
            LIABILITIES (NET).........                1.2
           Receivable for fund shares sold.....              $    178
           Dividends and interest receivable...                 3,227
           Other assets........................                    12
           Payable for fund shares redeemed....                    (1)
           Investment advisory fee payable.....                   (54)
           Administration fees payable.........                   (13)
           Shareholder servicing and
            distribution fees payable..........                   (34)
           Dividend payable....................                  (743)
           Accrued trustees' fees and
            expenses...........................                    (6)
           Accrued expenses and other
            liabilities........................                   (76)
                                                              -------
           TOTAL OTHER ASSETS AND
            LIABILITIES (NET)..................                 2,490
                                                              -------
           NET ASSETS.................              100.0%   $203,317
                                                              =======
           NET ASSET VALUE, OFFERING
            AND REDEMPTION PRICE PER
            SHARE
           PRIMARY A SHARES:
           ($181,006,000/16,187,625 shares
            outstanding).......................              $11.18
                                                             ======
           INVESTOR A SHARES:
           ($16,168,000/1,445,898 shares
            outstanding).......................              $11.18
                                                             ======
           INVESTOR B SHARES:
           ($5,540,000/495,448 shares
            outstanding).......................              $11.18
                                                             ======
           INVESTOR C SHARES:
           ($603,000/53,929 shares
            outstanding).......................              $11.18
                                                             ======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)          SEPTEMBER 30, 1998  (UNAUDITED)


                                                           VALUE
                                                           (000)
------------------------------------------------------------------
           NET ASSETS CONSIST OF:
           Undistributed net investment income........    $     --
           Accumulated net realized loss on
            investments sold..........................        (737)
           Net unrealized appreciation of
            investments...............................      11,538
           Paid-in capital............................     192,516
                                                          --------
           NET ASSETS.................................    $203,317
                                                          ========

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $11,538,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $189,289,000.

+ Zero coupon security. The rate shown reflects the yield to maturity.

Nations Maryland Intermediate Municipal Bond Fund had the following insurance concentrations greater than 10% at September 30, 1998 (as a percentage of net assets):

   FGIC                                                                   15.34%
   MBIA                                                                   10.73%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF NET ASSETS                         SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                         RATING        VALUE
  (000)                                     MOODY'S   S&P     (000)
--------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 96.0%
            MARYLAND -- 77.8%
            Anne Arundel County, Maryland,
             Consolidated Public
             Improvement Revenue, GO:
$     500    5.300% 04/01/10..............  Aa1       AA+    $   534
      500    5.250% 07/15/11..............  Aa1       AA+        527
    1,000   Baltimore, Maryland,
             Consolidated Public
             Improvement Revenue, GO,
             Series B, (FGIC Insured),
             6.500% 10/15/08..............  Aaa       AAA      1,089
      150   Baltimore, Maryland,
             Consolidated Public
             Improvement Revenue, GO, AMT,
             Series B, (FGIC Insured),
             6.300% 10/15/08..............  Aaa       AAA        162
      250   Baltimore, Maryland,
             Convention Center Revenue,
             (FGIC Insured),
             6.150% 09/01/19..............  Aaa       AAA        280
      250   Baltimore, Maryland, Port
             Facilities Revenue,
             Consolidated Coal Sales,
             Series 85,                               AA-/
             6.500% 12/01/10..............  Aa3       A-1+       277
            Baltimore, Maryland,
             Wastewater Projects Revenue,
             Series A, (FGIC Insured):
      500    5.000% 07/01/22..............  Aaa       AAA        519
      500    5.000% 07/01/24..............  Aaa       AAA        519
      300   Baltimore County, Maryland,
             Mortgage Revenue Refunding,
             (Kingswood Common III-A),
             (FHA Insured),
             5.750% 11/01/20..............  NR        AAA        310
    1,000   Baltimore County, Maryland,
             Pension Funding, GO,
             Refunding,
             5.000% 08/01/09..............  Aaa       AAA      1,077
      610   Bel Air, Maryland, Industrial
             Development Revenue, (May
             Department Stores Company
             Project),
             6.375% 10/01/99..............  NR        A          626
      250   Cumberland, Maryland, Revenue
             Refunding, GO, Series A,
             (FGIC Insured),
             5.250% 05/01/21..............  Aaa       AAA        256
      400   Howard County, Maryland,
             Special Facilities Revenue,
             Series A,
             6.000% 02/15/21..............  Aa2       AA-        437
            Maryland State, Community
             Development Administration,
             Department of Housing and
             Community Development:
      870    (Single Family Program - First
             Series), (MHF/FHA Insured),
             5.600% 04/01/18..............  Aa2       NR         898


PRINCIPAL
 AMOUNT                                         RATING        VALUE
  (000)                                     MOODY'S   S&P     (000)
--------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
$     500    (Multifamily Development,
             Auburn Manor Project), Series
             A, (FNMA Collateral),
             5.250% 10/01/19..............  Aaa       NR     $   506
            Maryland State, Community
             Development Administration,
             (FHA Insured):
      545    4.500% 09/01/06..............  Aa2       NR         547
      500    4.950% 09/01/11..............  Aa2       NR         503
      500   Maryland State, Community
             Development Administration,
             Housing & Community
             Development, Series A
             5.500% 07/01/30..............  Aa2       NR         509
            Maryland State, Health and
             Higher Education Facilities
             Authority Revenue:
      110    (Anne Arundel Medical Center),
             (AMBAC Insured),
             5.250% 07/01/13..............  Aaa       AAA        115
             (College of Notre Dame), (MBIA
             Insured):
      510    4.600% 10/01/14..............  NR        AAA        509
      460    5.300% 10/01/18..............  NR        AAA        485
      100    (Frederick Memorial Hospital),
             (FGIC Insured),
             5.250% 07/01/13..............  Aaa       AAA        108
      200    (Greater Baltimore Medical
             Center), (FGIC Insured),
             5.000% 07/01/13..............  Aaa       AAA        204
      290    (Memorial Hospital of
             Cumberland),
             6.500% 07/01/10..............  A2        A          329
             Project and Refunding:
      150    (Doctors Community Hospital),
             5.750% 07/01/13..............  Baa1      BBB-       154
      200    (Peninsula Regional Medical
             Center),
             5.000% 07/01/08..............  A2        A          209
             (The Johns Hopkins Hospital),
      300    5.600% 07/01/09..............  Aa3       AA-        323
    1,000    5.750% 07/01/09..............  AAA       AAA      1,139
      425   Maryland State, Industrial
             Development Financing
             Authority, (American Center
             Physics Headquarters),
             6.375% 01/01/12..............  NR        BBB        457
    1,000   Maryland State & Local
             Facilities Lending, GO,
             Second Series,
             5.000% 08/01/06..............  Aaa       AAA      1,074
      500   Maryland State, Stadium
             Authority, Lease Revenue,
             (Ocean City Convention
             Center),
             5.375% 12/15/13..............  Aa        AA         525

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                         RATING        VALUE
  (000)                                     MOODY'S   S&P     (000)
--------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
$     115   Maryland State, Transportation
             Authority, Special Obligation
             Revenue, (Baltimore-f
             Washington D.C. International
             Airport Project), Series A,
             AMT, (FGIC Insured),
             6.400% 07/01/19..............  Aaa       AAA    $   123
            Maryland State, Transportation
             Authority Revenue,
             (Transportation Facilities
             Project):
      300    5.750% 07/01/15..............  A1        A+         314
      500    Refunded,
             6.800% 07/01/16..............  AAA       AAA        609
    1,000   Maryland State, Health and
             Higher Education,
             4.600% 11/01/2026............  Aa2       AA+      1,029
            Maryland Water Quality
             Financing Administration,
             Revolving Loan Fund Revenue,
             Series A:
      250    5.400% 09/01/10..............  Aa2       AA         262
      200    6.550% 09/01/14..............  Aa2       AA         221
      500   Montgomery County,
             Maryland,Consolidated Public
             Improvement Revenue, Series
             A, GO,
             4.875% 05/01/06..............  Aaa       AAA        532
      250   Montgomery County, Maryland,
             Housing Opportunities
             Commission, Multi-family
             Mortgage Revenue, Series A,
             6.000% 07/01/14..............  Aa2       NR         266
      300   Northeast, Maryland, Solid
             Waste Disposal Authority
             Revenue Refunding,
             (Montgomery County Project),
             Series A, AMT,
             6.300% 07/01/16..............  A         NR         324
      500   Prince Georges County,
             Maryland, PCR Refunding,
             (Potomac Electric Power
             Project),
             5.750% 03/15/10..............  A1        A          567
            Prince Georges County,
             Maryland, Project and
             Refunding Revenue,
             (Dimensions Health
             Corporation), GO:
      175    5.375% 07/01/14..............  A         NR         179
    1,350    5.300% 07/01/24..............  A         NR       1,366
      500   Prince Georges County,
             Maryland, Solid Waste
             Management Authority, Revenue
             Refunding, (FSA Insured),
             5.200% 06/15/06..............  Aaa       AAA        531
      500   Prince Georges County,
             Maryland, Stormwater
             Management, GO,
             5.500% 03/15/13..............  Aa3       AA         525


PRINCIPAL
 AMOUNT                                         RATING        VALUE
  (000)                                     MOODY'S   S&P     (000)
--------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
$   1,000   University of Maryland, System
             Auxiliary Facility and
             Tuition Revenue, Series A,
             5.125% 04/01/13..............  Aa3       AA+    $ 1,050
      200   Washington County, Maryland,
             Consolidated Public
             Improvement Revenue, GO,
             (MBIA Insured),
             5.800% 01/01/15..............  Aaa       AAA        218
      320   Washington County, Maryland,
             Sanitation District
             Refunding, GO, Series F,
             (FGIC Insured),
             5.000% 01/01/04..............  Aaa       AAA        338
                                                             -------
                                                              23,661
                                                             -------
            DISTRICT OF COLUMBIA -- 9.1%
            Washington, D.C., Metropolitan
             Area Transportation Authority
             Revenue, Refunding, (FGIC
             Insured):
      200    4.900% 01/01/05..............  Aaa       AAA        210
      350    6.000% 07/01/10..............  Aaa       AAA        405
            Washington Suburban Sanitation
             District, MD:
    1,000    5.800% 06/01/2003............  Aa1       AA       1,088
             Refunding,
    1,000    5.000% 06/01/04..............  Aa1       AA       1,061
                                                             -------
                                                               2,764
                                                             -------
            GUAM -- 2.0%
      600   Government of Guam, GO, Series
             A,
             5.200% 11/15/08..............  NR        BBB        622
                                                             -------
            PUERTO RICO -- 4.5%
            Puerto Rico Electric Power
             Authority, Power Revenue
             Refunding,
      500    Series Y, (MBIA Insured),
             6.500% 07/01/06..............  Aaa       AAA        586
      490   Puerto Rico Housing, Bank and
             Finance Agency, Single-
             family Mortgage Revenue,
             (Affordable Housing
             Mortgage - Portfolio I), AMT,
             (GNMA/FNMA/FHLMC Collateral),
             6.100% 10/01/15..............  Aaa       AAA        522
      250   Puerto Rico Industrial Medical
             & Environmental Pollution
             Control Facilities, Finance
             Authority Revenue, Refunding,
             Higher Education, (Catholic
             University Project),
             Series A,
             5.600% 12/01/07..............  NR        BBB-       271
                                                             -------
                                                               1,379
                                                             -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Municipal Bond Fund

--------------------------------------------------------------------------------
   SCHEDULE OF NET ASSETS  (CONTINUED)            SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                         RATING        VALUE
  (000)                                     MOODY'S   S&P     (000)
--------------------------------------------------------------------
            TENNESSEE -- 2.6%
$     730   McMinn County, Tennessee,
             Industrial Development Board,
             PCR, (Calhoun Newsprint Co.
             Project),
             7.625% 03/01/16..............  Baa1      BBB    $   794
                                                             -------
            TOTAL MUNICIPAL BONDS AND
             NOTES
             (Cost $27,567)...............                    29,220
                                                             -------


 SHARES
---------
            INVESTMENT COMPANIES -- 6.2%
1,520,000   AIM Tax-Exempt Fund..........................     1,520
  351,000   NUVEEN Tax-Exempt Fund.......................       351
                                                            -------
            TOTAL INVESTMENT COMPANIES
             (Cost $1,871)...............................     1,871
                                                            -------
            TOTAL INVESTMENTS
             (Cost $29,438*)..................      102.2%   31,091
                                                            -------
            OTHER ASSETS AND LIABILITIES
             (NET)............................      (2.2)
            Cash.........................................         1
            Receivable for fund shares sold..............        93
            Dividends and interest receivable............       424
            Other assets.................................         1
            Payable for fund shares redeemed.............       (98)
            Investment advisory fee payable..............        (7)
            Administration fees payable..................        (2)
            Shareholder servicing and distribution fees
             payable.....................................       (53)
            Payable for investment securities
             purchased...................................    (1,008)
            Accrued trustees' fees and expenses..........        (1)
            Accrued expenses and other liabilities.......       (34)
                                                            -------
            TOTAL OTHER ASSETS AND LIABILITIES (NET).....      (684)
                                                            -------
            NET ASSETS........................      100.0%  $30,407
                                                            =======

                                                             VALUE
                                                             (000)
-------------------------------------------------------------------
            NET ASSET VALUE, OFFERING AND REDEMPTION
             PRICE PER SHARE
            PRIMARY A SHARES:
             ($14,598,000/1,440,005 shares
             outstanding)................................    $10.14
                                                            =======
            INVESTOR A SHARES:
             ($1,926,000/190,003 shares outstanding).....    $10.14
                                                            =======
            INVESTOR B SHARES:
             ($13,880,000/1,369,556 shares outstanding)..    $10.14
                                                            =======
            INVESTOR C SHARES:
             ($3,000/281 shares outstanding).............    $10.14
                                                            =======
            NET ASSETS CONSIST OF:
            Undistributed net investment income..........   $     7
            Accumulated net realized loss on investments
             sold........................................        (9)
            Net unrealized appreciation of investments...     1,653
            Paid-in capital..............................    28,756
                                                            -------
            NET ASSETS...................................   $30,407
                                                            =======

---------------
* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $2,137,000 and gross depreciation of $484,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $29,438,000.

Nations Maryland Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 1998 (as a percentage of net assets):

    FGIC                                                              13.85%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             MUNICIPAL BONDS AND NOTES -- 99.0%
             NORTH CAROLINA -- 95.5%
$    1,000   Buncombe County, North
              Carolina, GO:
              5.000% 03/01/03..........  Aa2       AA     $  1,050
             Buncombe County, North
              Carolina, Metropolitan
              Sewer District, Sewer
              System Revenue:
     1,250    Series A,
              6.750% 07/01/09..........  AAA       NR        1,374
         5    Unrefunded, Series B,
              6.750% 07/01/16..........  A         A+            5
             Charlotte, North Carolina,
              Health Care Systems
              Revenue, (Mecklenburg
              Hospital Authority):
     2,000    5.000% 01/15/17..........  Aa3       AA        2,008
     2,500    5.125% 01/15/22..........  Aa3       AA        2,517
              Prefunded:
       760    6.375% 01/01/09..........  NR        AA          834
       705    6.250% 01/01/20..........  NR        AA          771
              Unrefunded Balance:
     1,240    6.375% 01/01/09..........  Aa3       AA        1,353
       425    6.250% 01/01/20..........  Aa3       AA          461
     1,000   Charlotte, North Carolina,
              6.750% 06/01/01..........  AAA       AAA       1,032
             Charlotte, North Carolina,
              Public Improvement, GO,
              Series A:
     1,000    6.900% 10/01/05..........  AAA       AAA       1,082
     1,800    6.500% 02/01/07..........  AAA       AAA       1,948
             Charlotte, North Carolina,
              Refunding, GO:
     1,000    4.500% 02/01/03..........  Aaa       AAA       1,030
     3,055    5.000% 06/01/05..........  Aaa       AAA       3,262
             Charlotte, North Carolina,
              Water and Sewer, GO:
     1,000    6.750% 06/01/01..........  AAA       AAA       1,032
     1,670    5.500% 05/01/06..........  Aaa       AAA       1,838
     1,000    5.800% 02/01/16..........  Aaa       AAA       1,110
     2,340    4.750% 02/01/09..........  Aaa       AAA       2,457
             Cleveland County, North
              Carolina, GO: (FGIC
              Insured):
     2,500    5.100% 06/01/01..........  Aaa       AAA       2,593
     2,500    5.100% 06/01/02..........  Aaa       AAA       2,618
     1,000    5.100% 06/01/05..........  Aaa       AAA       1,060
     1,000    (AMBAC Insured),
              7.100% 06/01/00..........  Aaa       AAA       1,056
     2,000   Coastal Regional Solid
              Waste Management
              Authority, Solid Waste
              Disposal System,
              6.300% 06/01/04..........  A         BBB       2,185
       500   Concord, North Carolina,
              GO,
              6.200% 06/01/05..........  Aa        A+          546
             Concord, North Carolina,
              Utilities System, (MBIA
              Insured):
     1,000    5.200% 12/01/02..........  Aaa       AAA       1,057
     1,000    4.350% 12/01/05..........  Aaa       AAA       1,027


PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             NORTH CAROLINA -- (CONTINUED)
$    1,000   Dayton, Ohio, Special
              Facilities Revenue, (Air
              Freight), Series D,
              6.200% 10/01/09..........  NR        BBB    $  1,096
             Durham and Wake County,
              North Carolina, GO:
     1,000    4.500% 05/01/00..........  Aaa       AAA       1,015
     2,000    5.750% 02/01/06..........  Aaa       AAA       2,154
     1,500    5.200% 03/01/07..........  Aaa       AAA       1,586
             Durham and Wake County,
              North Carolina, Special
              Apartment District, GO:
     2,300    5.000% 04/01/03..........  Aaa       AAA       2,419
     1,720    5.750% 04/01/03..........  Aaa       AAA       1,840
             Fayetteville, North
              Carolina, Public Works
              Commission, Revenue
              Refunding, (FGIC
              Insured):
     2,000    4.500% 03/01/04..........  Aaa       AAA       2,062
     1,000    6.750% 03/01/07..........  Aaa       AAA       1,063
     1,150    (FSA Insured),
              5.250% 03/01/07..........  Aaa       AAA       1,248
     2,000   Forsyth County, North
              Carolina, Refunded, GO,
              Series A,
              4.750% 03/01/06..........  Aaa       AAA       2,099
       500   Gastonia, North Carolina,
              Water Revenue and Street
              Improvement, (FGIC
              Insured),
              5.200% 04/01/02..........  Aaa       AAA         524
     2,590   Greensboro, North
              Carolina, Public
              Improvement,
              4.700% 04/01/15..........  Aa1       AAA       2,605
             Greensboro, North
              Carolina, Enterprise
              System, Revenue Bond,
              Series A:
     1,185    6.500% 06/01/04..........  A1        AA-       1,343
     1,305    5.500% 06/01/08..........  A1        AA-       1,450
     2,000   Greenville, North
              Carolina, Combined
              Enterprises Revenue,
              6.000% 09/01/10..........  A1        A+        2,217
     1,000   Guilford County, North
              Carolina, GO,
              5.300% 04/01/04..........  Aa1       AA+       1,066
     1,000   Haywood County, North
              Carolina, Industrial
              Facilities and Pollution
              Control Financing
              Authority, Solid Waste
              Disposal, (Champion
              International Corporation
              Project), AMT,
              5.500% 10/01/18..........  Baa1      BBB       1,014
             Henderson County, North
              Carolina, School and
              Community College, GO:
     1,000    6.500% 06/01/05..........  A1        A+        1,083
       500    6.500% 06/01/08..........  A1        A+          541

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             NORTH CAROLINA -- (CONTINUED)
$    1,250   High Point, North
              Carolina, GO,
              6.900% 06/01/04..........  Aa3       AA     $  1,340
             Iridell County, North
              Carolina, GO,
     1,000    4.750% 02/01/11..........  Aa3       A+        1,031
     1,095    4.750% 02/01/16..........  Aa3       A+        1,096
     1,160   Lee County, North
              Carolina, GO,
              6.000% 02/01/06..........  A1        A+        1,254
       750   Lower Cape Fear, North
              Carolina, Water and Sewer
              Authority Revenue, AMT,
              5.200% 03/01/04..........  A         BBB         792
     3,650   Martin County, North
              Carolina, Industrial
              Facilities and Pollution
              Control Financing
              Authority Revenue,
              (Wayerhaeuser Company
              Project),
              8.500% 06/15/99..........  A2        A         3,778
             Mecklenburg County, North
              Carolina, GO:
     1,000    6.600% 04/01/99..........  Aaa       AAA       1,017
     1,000    6.750% 04/01/00..........  AAA       AAA       1,046
     1,000    6.200% 04/01/06..........  AAA       AAA       1,079
     1,000   Mecklenberg County, North
              Carolina, Industrial
              Facilities and Pollution
              Control Finance Authority
              Revenue Refunding, (Fluor
              Corporation Project),
              5.250% 12/01/09..........  A2        A+        1,040
     1,195   Morganton, North Carolina,
              Water and Sewer, Revenue
              Bonds, GO, (FGIC
              Insured),
              5.700% 06/01/11..........  Aaa       AAA       1,315
     2,220   New Hanover County, North
              Carolina, GO,
              5.500% 03/01/10..........  Aa3       A+        2,419
             North Carolina Housing
              Finance Agency:
     4,030    AMT, Singe-Family Housing
              Revenue, Series A-1,
              5.350% 01/01/17..........  Aa2       AA        4,103
     1,950    Multi-Family Housing
              Revenue, Series B, (FHA),
              6.900% 07/01/24..........  Aa2       NR        2,095
              Single-Family Housing
              Revenue, Series R, (FHA
              Mortgages):
       750    6.350% 03/01/03..........  Aa2       AA          803
       755    6.350% 09/01/03..........  Aa2       AA          810
       925    Series Y,
              6.300% 09/01/15..........  Aaa       AA          999


PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             NORTH CAROLINA -- (CONTINUED)
             North Carolina Municipal
              Power Agency, Refunding
              #1, Catawba Electric
              Revenue Refunding:
$    3,000    (FGIC Insured),
              5.200% 01/01/00..........  Aaa       AAA    $  3,056
             North Carolina Municipal
              Power Agency, Refunding
              #1, Catawba Electric
              Revenue Refunding:
              (FSA Insured):
     1,000    5.500% 01/01/01..........  Aaa       AAA       1,037
     1,000    7.000% 01/01/06..........  AAA       A-        1,061
     2,000    (MBIA-IBC Insured),
              7.250% 01/01/07..........  Aaa       AAA       2,416
     1,000   North Carolina State,
              Educational Authority
              Revenue, AMT, (Guaranteed
              Students Loans),
              5.300% 07/01/03..........            NR        1,046
             North Carolina State,
              Educational Facility
              Financial Agency Revenue:
     1,000    (Davidson College
              Project), GO,
              5.100% 12/01/00..........  NR        AA-       1,031
     1,000    (Duke University
              Project), Series C,
              6.625% 10/01/08..........  Aa1       AA+       1,094
     1,500    (Wake Forest University),
              (GCO Insured),
              5.000% 11/01/17..........  Aa3       AA        1,519
             North Carolina, Medicare
              Care, Community Health
              Care Facility Revenue,
     2,500    (Duke University Health
              System), Series B, 4.500%
              06/01/08.................  Aa3       AA        2,551
     1,000    (Halifax Regional Medical
              Center), 4.600%
              08/15/07.................  Baa1      NR        1,004
              (Stanley Memory Hospital
              Project),
              (AMBAC Insured):
     2,000    5.250% 06/01/00..........  Aa3       AA        2,054
     1,000    5.200% 10/01/00..........  Aa3       AA        1,030
     1,930    5.400% 06/01/02..........  A1        A+        2,035
     1,620    5.600% 06/01/04..........  A1        A+        1,769
     2,000    5.250% 10/01/04..........  Aa3       AA        2,141
     1,000    5.300% 10/01/05..........  Aa3       AA        1,075
     1,500    5.200% 10/01/13..........  Aa3       A+        1,535
     2,000    5.250% 06/01/17..........  Aa3       AA        2,039
     3,000    6.250% 06/01/17..........  A1        A+        3,359
     1,000    5.250% 05/01/21..........  Aa3       AA        1,017
     3,000    5.500% 10/01/14..........  Aa3       AA        3,136
     2,000    5.000% 02/15/05..........  Aaa       AAA       2,122
     1,000    5.250% 10/01/06..........  Aaa       AAA       1,074
     4,000    5.250% 10/01/16..........  Aaa       AAA       4,142

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             NORTH CAROLINA -- (CONTINUED)
              (Novant Health Project,
              Series A, Refunding),
              (MBIA Insured):
$    3,845    5.000% 10/01/07..........  Aaa       AAA    $  4,112
     1,830    5.100% 10/01/10..........  Aaa       AAA       1,957
             North Carolina State,
              Capital Improvement, GO,
              Series A:
     1,800    4.700% 02/01/01..........  Aaa       AAA       1,844
     1,925    4.700% 02/01/04..........  Aaa       AAA       2,013
     1,500   North Carolina State, GO,
              5.100% 06/01/09..........  Aaa       AAA       1,618
              Series A:
     2,000    6.100% 03/01/01..........  Aaa       AAA       2,115
     4,000    5.100% 03/01/06..........  Aaa       AAA       4,317
     2,150    4.750% 04/01/13..........  Aaa       AAA       2,209
     1,625   Orange County, North
              Carolina, GO,
              5.500% 02/01/12..........  Aa1       AA+       1,744
     2,000   Piedmont Triad Airport
              Authority, North
              Carolina, Revenue, (MBIA
              Insured), Refunding,
              Series A,
              6.800% 07/01/05..........  Aaa       AAA       2,141
             Pitt County, North
              Carolina, Revenue
              Refunding, (Pitt County
              Memorial Hospital):
     1,240    5.375% 12/01/10..........  Aa        AA-       1,328
     1,000    Series A,
              6.200% 12/01/99..........  AAA       AA-       1,032
     1,000   Raleigh, North Carolina,
              Combined Enterprise
              System Revenue,
              5.250% 03/01/07..........  Aa        AA+       1,088
     1,910   Raleigh, North Carolina,
              GO,
              5.300% 06/01/16..........  Aaa       AAA       2,030
     2,000   Randolph County, North
              Carolina, GO,
              6.250% 05/01/08..........  Aa3       A+        2,206
     1,000   Robeson County, North
              Carolina, Industrial
              Facilities & Pollution
              Control, Revenue,
              6.400% 12/01/06..........  NR        AA-       1,157
     1,090   Rocky Mount, North
              Carolina, Refunding, GO,
              (MBIA Insured),
              5.000% 02/01/10..........  Aaa       AAA       1,168
       750   Rutherford County, North
              Carolina, GO, (MBIA
              Insured),
              6.400% 06/01/01..........  Aaa       AAA         802
             Union County, North
              Carolina, School
              District, GO:
     1,000    6.500% 04/01/03..........  A1        A+        1,077
       500    5.800% 03/01/05..........  A1        A+          537


PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             NORTH CAROLINA -- (CONTINUED)
             University of North
              Carolina, University
              Revenue Refunding,
              Utilities Systems:
$    3,500    5.200% 08/01/06..........  Aa2       AA     $  3,718
     1,000    5.000% 08/01/09..........  Aa2       AA        1,044
     1,600    5.000% 08/01/11..........  Aa2       AA        1,654
             University of North
              Carolina, Chapel Hill
              Hospital, Revenue:
     1,000    5.400% 02/15/01..........  Aa3       AA        1,039
     1,000    5.500% 02/15/02..........  Aa3       AA        1,055
     2,500    5.000% 02/15/29..........  Aa3       AA        2,504
     1,000   University of North
              Carolina, Charlotte,
              Revenue Refunding,
              Housing & Dining Systems,
              Series M, (MBIA Insured),
              4.800% 01/01/04..........  Aaa       AAA       1,044
     1,000   Wake County, North
              Carolina, Refunded, GO,
              4.700% 04/01/05..........  Aaa       AAA       1,044
     2,065   Wake County, North
              Carolina, Hospital
              Revenue, (MBIA Insured),
              5.125% 10/01/26..........  Aaa       AAA       2,154
     1,000   Wake County, North
              Carolina, Public
              Improvement Revenue, GO,
              4.600% 02/01/06..........  Aaa       AAA       1,042
     1,200   Wayne County, North
              Carolina, GO, Revenue
              Refunding, (MBIA
              Insured),
              4.900% 04/01/05..........  Aaa       AAA       1,269
             Wilmington North Carolina,
              Public Improvement,
              Refunded, GO, (FGIC
              Insured),
              Series A:
     1,000    5.000% 04/01/11..........  Aaa       AAA       1,060
     1,000    5.000% 04/01/13..........  Aaa       AAA       1,049
     1,370    Series B, (FGIC Insured),
              5.000% 04/01/08..........  Aaa       AAA       1,475
     1,000   Winston-Salem North
              Carolina, Water and Sewer
              Systems, Revenue,
              5.500% 06/01/07..........  Aa2       AA+       1,108
                                                          --------
                                                           194,845
                                                          --------
             MISSOURI -- 1.0%
     2,000   Kansas City Missouri,
              Industrial Development
              Authority, Industrial
              Development Revenue,
              (Owens-Illinois Inc.)
              PJ-Conv.,
              4.900% 12/31/08..........  Baa2      NR        2,055
                                                          --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             PUERTO RICO -- 0.9%
$    1,000   Puerto Rico Electric Power
              Authority, Power Revenue
              Refunding, (MBIA
              Insured), Series Y,
              7.000% 07/01/07..........  Aaa       AAA    $  1,220
       500   Puerto Rico Industrial,
              Tourist, Educational,
              Medical and Environmental
              Control Facilities
              Financing Authority,
              (Ryder Memorial Hospital
              Project), Series A,
              6.600% 05/01/14..........  NR        BBB         546
                                                          --------
                                                             1,766
                                                          --------
             TEXAS -- 1.0%
     1,865   Waxahachie Texas,
              Independant School
              District, Refunding,
              (PSF-GTD),
              5.250% 08/15/07..........  Aaa       Baa1      2,026
                                                          --------
             WASHINGTON -- 0.6%
     1,150   Washington State Public
              Power Supply System,
              Revenue Refunding,
              (Nuclear Project Number
              2), (MBIA Insured),
              Series A,
              5.800% 07/01/07..........  Aaa       AAA       1,281
                                                          --------
             TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $189,301)...................           201,973
                                                          --------


  SHARES
----------
             INVESTMENT COMPANY -- 0.6%
              (Cost $1,141)
 1,141,000   AIM Tax-Exempt Fund......................       1,141
                                                          --------

             TOTAL INVESTMENTS                    99.6%
              (Cost $190,442*).................            203,114
                                                          --------

                                                           VALUE
                                                           (000)
------------------------------------------------------------------
             OTHER ASSETS AND                      0.4%
              LIABILITIES (NET)................
             Cash.....................................    $      1
             Receivable for investment securities
              sold....................................       2,052
             Receivable for fund shares sold..........         175
             Dividends and interest receivable........       3,159
             Other assets.............................          12
             Payable for fund shares redeemed.........        (802)
             Investment advisory fee payable..........         (55)
             Administration fees payable..............         (13)
             Shareholder servicing and distribution
              fees payable............................         (42)
             Payable for investment securities
              purchased...............................      (3,532)
             Accrued trustees' fees and expenses......          (6)
             Accrued expenses and other liabilities...         (61)
                                                          --------
             TOTAL OTHER ASSETS AND
              LIABILITIES (NET).......................         888
                                                          --------
             NET ASSETS........................  100.0%   $204,002
                                                          ========
             NET ASSET VALUE, OFFERING AND REDEMPTION
              PRICE PER SHARE
             PRIMARY A SHARES:
              ($186,656,000/17,219,834 shares
              outstanding)............................      $10.84
                                                          ========
             INVESTOR A SHARES:
              ($10,211,000/941,949 shares
              outstanding)............................      $10.84
                                                          ========
             INVESTOR B SHARES:
              ($7,016,000/647,285 shares
              outstanding)............................      $10.84
                                                          ========
             INVESTOR C SHARES:
              ($119,000/10,974 shares outstanding)....      $10.84
                                                          ========
             NET ASSETS CONSIST OF:
             Undistributed net investment income......    $     81
             Accumulated net realized gain on
              investments sold........................         255
             Net unrealized appreciation of
              investments.............................      12,672
             Paid-in capital..........................     190,994
                                                          --------
             NET ASSETS...............................    $204,002
                                                          ========

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $12,672,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $190,442,000.

Nations North Carolina Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 1998 (as a percentage of net assets):

   AMBAC                                                                  14.50%
   MBIA                                                                   11.62%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
-----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.0%
            NORTH CAROLINA -- 96.3%
$  1,050    Catawba County, North
             Carolina,
             4.750% 06/01/13...........  Aa2       AA-    $ 1,071
            Charlotte, North Carolina,
             Health Care Systems
             Revenue Refunding,
             Mecklenburg Hospital
             Authority:
     975     6.250% 01/01/20............ Aa        AA       1,067
   2,000     5.125% 01/15/22............ NR        AA       2,013
            Charlotte, North Carolina,
             Health Care Systems
             Revenue Refunding,
             Mecklenburg Hospital
             Authority, Carolinas
             Healthcare System A,
   1,600     6.000% 01/15/09............ Aa3       AA       1,830
     525     6.250% 01/01/20............ Aa3       AA         569
   1,000    Craven County, North
             Carolina, Industrial
             Facilities and Pollution
             Control Financing
             Authority, PCR, Refunding,
             (Weyerhaeuser Company
             Project),
             6.350% 01/01/10...........  NR        A        1,083
   1,340    Greensboro, North Carolina,
             Resource Recovery Revenue
             Improvements,
             5.200% 06/01/11...........  Aa3       AA-      1,442
   1,000    Greensboro, North Carolina,
             Combined Enterprise System
             Revenue, Series A
             5.000% 06/01/18...........  A1        AA-      1,016
   1,000    Haywood County, North
             Carolina, Industrial
             Facilities and Pollution
             Control Financing
             Authority, Solid Waste
             Disposal, (Champion
             International Corporation
             Project), AMT,
             5.500% 10/01/18...........  Baa1      BBB      1,014
   2,000    Martin County, North
             Carolina, Industrial
             Facilities and Pollution
             Control Financing
             Authority Revenue, Solid
             Waste Disposal, AMT,
             (Weyerhaeuser Company),
             5.650% 12/01/23...........  A2        A        2,050
   2,000    Mecklenburg County, North
             Carolina, Industrial
             Facilities and Pollution
             Control Finance Authority
             Revenue Refunding, (Fluor
             Corporation Project),
             5.250% 12/01/09...........  NR        A+       2,081
   1,000    Mecklenburg County, North
             Carolina, Refunding, GO,
             6.000% 04/01/11...........  Aaa       AAA      1,164

PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
-----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
$  1,000    Monroe, North Carolina,
             Combined Enterprise System
             Revenue,
             6.000% 03/01/14...........  A         A      $ 1,096
   1,000    Morganton, North Carolina,
             Water and Sewer Revenue,
             GO, (FGIC Insured),
             5.600% 06/01/10...........  Aaa       AAA      1,098
   1,000    New Hanover County, North
             Carolina, Industrial
             Facilities and Pollution
             Control Financing
             Authority, (Solid Waste
             Disposal, Occidental
             Petroleum Corporation
             Project), AMT,
             6.500% 08/01/14...........  Baa3      BBB      1,096
            North Carolina Housing
             Finance Agency:
     830    Series U, (GNMA/FNMA COLL
             Insured),
             6.700% 03/01/18...........  Aa2       AA         891
     970    Single-family Housing
             Revenue, Series W,
             6.200% 09/01/09...........  Aa2       AA       1,044
            North Carolina Medical Care
             Commission, Hospital
             Revenue Refunding:
   1,130    (AMBAC-TCRS Insured),
             5.250% 02/15/07...........  Aaa       AAA      1,226
   1,000    (Grace Hospital Inc.
             Project), (AMBAC Insured),
             5.250% 10/01/16...........  Aaa       AAA      1,035
   1,000    (Rex Hospital Project),
             6.250% 06/01/17...........  A1        A+       1,120
   1,000    North Carolina Municipal
             Power Agency, Refunding
             #1, Catawba Electric
             Revenue Refunding, (FSA
             Insured),
             6.200% 01/01/18...........  Aaa       AAA      1,100
   1,000    North Carolina State, GO,
             5.100% 06/01/09...........  Aaa       AAA      1,079
   1,000    North Carolina State,
             School Improvements,
             Series A, GO,
             4.750% 04/01/13...........  Aaa       AAA      1,027
   1,000    North Carolina State,
             University and College
             Improvements, GO,
             5.100% 06/01/06...........  Aaa       AAA      1,082
   1,500    Onslow County, North
             Carolina, Combined
             Enterprise System Revenue,
             (MBIA Insured),
             5.875% 06/01/09...........  Aaa       AAA      1,656
   1,000    Orange County, North
             Carolina, GO,
             5.500% 02/01/14...........  Aa1       AA+      1,066

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
-----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
$  1,000    Pitt County, North
             Carolina, Hospital
             Revenue, (Pitt County
             Memorial Hospital
             Project),
             5.250% 12/01/21...........  Aa        AA-    $ 1,023
   1,000    St. John's County, Florida,
             Industrial Development
             Authority, Industrial
             Development Revenue,
             Professional Golf Hall of
             Fame - A, (MBIA Insured),
             5.500% 3/01/17............  Aaa       AAA      1,044
   1,500    University North Carolina,
             Chapel Hill, Hospital
             Revenue,
             5.000% 02/15/29...........  Aa3       AA       1,502
     950    Wake County, North
             Carolina, Solid Waste
             Management Projects
             Revenue,
             5.000% 02/01/05...........  Aa2       AA       1,010
   1,000    Wilmington, North Carolina,
             Water Authority, GO,
             5.700% 06/01/15...........  A1        A+       1,079
                                                          -------
                                                           37,674
                                                          -------
            PUERTO RICO -- 1.7%
     600    Puerto Rico Industrial,
             Medical and Environmental
             Agency, Pollution Control
             Facilities, Finance
             Authority Revenue, Higher
             Education, (Catholic
             University Project),
             Series A,
             5.600% 12/01/07...........  NR        BBB-       651
                                                          -------
            TOTAL MUNICIPAL
             BONDS AND NOTES
             (Cost $35,477)............................    38,325
                                                          -------

                                                           VALUE
  SHARES                                                   (000)
------------------------------------------------------------------
             INVESTMENT COMPANY -- 1.2% (Cost $466)
   466,000   AIM Tax-Exempt Fund.......................   $    466
                                                          --------

             TOTAL INVESTMENTS
              (Cost $35,943*).....................   99.2%   38,791
                                                            -------
             OTHER ASSETS AND
              LIABILITIES (NET)...................    0.8
             Cash........................................   $     1
             Receivable for fund shares sold.............        61
             Dividends and interest receivable...........       553
             Payable for fund shares redeemed............      (125)
             Investment advisory fee payable.............       (10)
             Administration fees payable.................        (3)
             Shareholder servicing and distribution fees
              payable....................................      (116)
             Accrued trustees' fees and expenses.........        (2)
             Accrued expenses and other liabilities......       (34)
                                                            -------
             TOTAL OTHER ASSETS AND
              LIABILITIES (NET)..........................       325
                                                            -------
             NET ASSETS...........................  100.0%  $39,116
                                                            =======
             NET ASSET VALUE, OFFERING AND REDEMPTION
              PRICE PER SHARE
             PRIMARY A SHARES:
              ($11,924,000/1,166,848 shares
              outstanding)...............................    $10.22
                                                            =======
             INVESTOR A SHARES:
              ($1,751,000/171,371 shares outstanding)....    $10.22
                                                            =======
             INVESTOR B SHARES:
              ($25,438,000/2,489,330 shares
              outstanding)...............................    $10.22
                                                            =======
             INVESTOR C SHARES:
              ($3,000/281 shares outstanding)............    $10.22
                                                            =======
             NET ASSETS CONSIST OF:
             Undistributed net investment income.........   $    24
             Accumulated net realized loss on investments
              sold.......................................      (908)
             Net unrealized appreciation of
              investments................................     2,848
             Paid-in capital.............................    37,152
                                                            -------
             NET ASSETS..................................   $39,116
                                                            =======

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $2,848,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $35,943,000.

Nations North Carolina Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 1998 (as a percentage of net assets):

   Pollution Control Revenue/
     Industrial Development Revenue                                       22.81%
   Hospital Revenue                                                       16.48%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             MUNICIPAL BONDS AND NOTES -- 98.3%
             SOUTH CAROLINA -- 98.3%
             Anderson County, South
              Carolina, Revenue
              Refunding, GO:
$    1,100    6.400% 04/01/03........... A1        A+     $  1,210
     1,300    6.500% 04/01/04........... A1        A+        1,424
             Anderson County, South
              Carolina, Refunding,
              Sewer Authority, (FGIC
              Insured):
     1,240    5.200% 07/01/03........... Aaa       AAA       1,315
     1,000    5.500% 07/01/06........... Aaa       AAA       1,082
     1,500    5.600% 07/01/07........... Aaa       AAA       1,625
     1,000    5.600% 07/01/08........... Aaa       AAA       1,080
             Beaufort County, South
              Carolina, School
              District, GO, (SCSDE):
     1,000    6.650% 02/01/99........... Aa1       AA        1,010
              (AMBAC Insured),
     2,000    6.250% 02/01/01........... Aaa       AAA       2,104
     2,000    6.300% 02/01/02........... Aaa       AAA       2,103
     1,000    6.400% 02/01/03........... Aaa       AAA       1,053
             Beaufort County, South
              Carolina, Revenue
              Refunding, GO, (MBIA
              Insured):
     1,000    5.600% 12/01/08........... Aaa       AAA       1,040
     1,415    5.650% 12/01/09........... Aaa       AAA       1,482
             Berkeley County, South
              Carolina, Refunding and
              Improvement Authority,
              GO, (FGIC Insured):
     1,000    5.300% 05/01/04........... Aaa       AAA       1,072
     1,000    5.400% 05/01/05........... Aaa       AAA       1,079
     1,000    5.500% 05/01/06........... Aaa       AAA       1,080
             Berkeley County, South
              Carolina, Water and Sewer
              Authority Revenue
              Refunding, (MBIA
              Insured):
     1,000    7.000% 06/01/16........... Aaa       AAA       1,103
     1,000   Camden, South Carolina,
              Combined Public Utilities
              Revenue, Refunding and
              Improvement, (MBIA
              Insured),
              5.500% 03/01/17..........  Aaa       AAA       1,077
             Charleston County, South
              Carolina, Hospital
              Facilities, Revenue
              Refunding and
              Improvement:
     3,000    (Bon Secours Health
              Systems Project), (FSA
              Insured),
              5.500% 08/15/10..........  Aaa       AAA       3,190
     1,000    (Medical Society Health
              Project), (MBIA Insured),
              6.000% 10/01/09..........  Aaa       AAA       1,089

PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             SOUTH CAROLINA -- (CONTINUED)
$    1,000   Charleston County, South
              Carolina, Public
              Improvement Authority,
              GO, (ST Aid Withhldg),
              5.500% 06/01/14..........  Aa3       AA     $  1,066
             Charleston County, South
              Carolina, Solid Waste
              User Fee Revenue, (MBIA
              Insured),
     1,040    5.800% 01/01/06........... Aaa       AAA       1,156
     1,000    5.750% 01/01/04........... A1        AA-       1,074
     1,645   Cherokee County, South
              Carolina, School District
              No. 1, GO, (SCSDE),
              5.000% 03/01/02..........  Aa1       AA        1,713
     1,125   Chester County, South
              Carolina, School
              District, GO, (SCSDE),
              6.450% 02/01/04..........  NR        AA        1,189
     1,500   Clemson University, South
              Carolina, University &
              College Improvements
              Revenue (MBIA Insured),
              6.550% 06/01/07..........  Aaa       AAA       1,611
     1,000   Columbia, South Carolina,
              Auto Parking Revenue,
              (AMBAC Insured),
              5.750% 12/01/09..........  Aaa       AAA       1,104
             Columbia, South Carolina,
              Waterworks and Sewer
              System, Revenue
              Refunding:
     1,285    6.500% 02/01/02........... Aa3       AA        1,387
     6,000    5.500% 02/01/09........... Aa3       AA        6,659
     2,700   Capital Appreciation,
              6.900% 02/01/03+.........  Aa        AA        2,292
             Darlington County, South
              Carolina, Industrial
              Development Revenue,
              (Nucor Corporation
              Project), Series A:
     1,000    5.750% 08/01/23........... A1        AA-       1,052
     1,600    6.125% 06/01/25........... A2        A         1,728
             Darlington County, South
              Carolina, Pollution
              Control Revenue:
     1,500    6.600% 11/01/10........... A2        A         1,669
     1,000    (MBIA Insured),
              6.600% 11/01/10..........  Aaa       AAA       1,117
             Florence, South Carolina,
              Water and Sewer Revenue
              Refunding, (AMBAC
              Insured):
     1,000    4.700% 03/01/01........... Aaa       AAA       1,023
     1,250    5.150% 03/01/06........... Aaa       AAA       1,330
     3,000   Florence County, South
              Carolina, Hospital Ser A
              (MBIA Insured),
              5.000% 11/01/18..........  AA3       AAA       3,011

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             SOUTH CAROLINA -- (CONTINUED)
             Georgetown County, South
              Carolina, Pollution
              Control and Industrial
              Revenue Refunding,
$    2,000    6.250% 06/15/05........... A3        A-     $  2,177
     1,225    5.700% 10/01/21........... A3        A-        1,275
             Grand Strand Water and
              Sewer Authority Revenue
              Refunding, (MBIA
              Insured):
     1,000    5.700% 06/01/00........... Aaa       AAA       1,033
     1,000    5.900% 06/01/01........... Aaa       AAA       1,054
     1,000    6.000% 06/01/02........... Aaa       AAA       1,074
     1,950    6.300% 06/01/05........... Aaa       AAA       2,139
     1,000    6.400% 06/01/07........... Aaa       AAA       1,101
             Greenville, South
              Carolina, Hospital
              Facilities Revenue
              Refunding:
     2,110    7.200% 05/01/06........... Aa3       AAA       2,267
     1,000    Series A, (Guaranty
              Agreement),
              5.400% 05/01/07..........  Aa3       AA-       1,084
     4,000    Series B,
              5.250% 05/01/17..........  Aa3       AA-       4,084
              Series C:
     1,000    5.300% 05/01/04........... AA3       AA        1,063
     4,000    5.400% 05/01/05........... AA3       AA        4,280
     2,100    5.500% 05/01/11........... AA3       AA        2,200
     1,000   Greenville, South
              Carolina, Industrial
              Revenue Refunding,
              (Monsanto Company
              Project),
              7.500% 10/01/07........... A1        NR        1,062
             Greenville, South
              Carolina, Waterworks
              Revenue, Water Utility
              Improvements:
     2,000    6.000% 02/01/06........... Aa1       AA        2,259
     1,000    6.000% 02/01/08........... Aa1       AA        1,149
             Greenwood, South Carolina,
              Combined Public
              Utilities, Revenue
              Refunding and
              Improvement, (AMBAC
              Insured):
     1,885    5.500% 12/01/06........... Aaa       AAA       2,048
     2,000    5.500% 12/01/07........... Aaa       AAA       2,167
     1,060    5.500% 12/01/08........... Aaa       AAA       1,145
             Greer, South Carolina,
              Combined Public
              Utilities, Revenue
              Refunding and
              Improvement, (AMBAC
              Insured):
     3,900    4.750% 09/01/11........... Aaa       AAA       4,000
     3,500    5.000% 09/01/17........... Aaa       AAA       3,571
             Horry County, South
              Carolina, School
              District, GO:
     1,220    (SCSDE Insured),
              7.000% 01/01/04..........  Aa1       AA        1,336
     1,100    4.750% 07/01/10........... Aaa       AAA       1,122
     1,200    4.875% 07/01/11........... Aaa       AAA       1,227

PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             SOUTH CAROLINA -- (CONTINUED)
$    1,275    (MBIA SCSDE Insured),
              5.700% 03/01/16..........  Aaa       AAA    $  1,347
     1,000   Kershaw County, South
              Carolina, School
              District, GO, (SCSDE
              Insured),
              6.400% 07/01/06..........  Aa1       AA        1,090
     1,725   Lancaster County, South
              Carolina, School
              District, GO, (MBIA
              Insured),
              6.500% 07/01/07..........  Aaa       AAA       1,922
     5,000   Lexington County, South
              Carolina, Health Service
              District, (FSA Insured),
              5.125% 11/01/21........... Aaa       AAA       5,020
     2,000   Lexington, South Carolina,
              Water and Sewer Authority
              Revenue, (Asset Guaranty)
              5.450% 04/01/19..........  NR        AA        2,086
             Medical University of
              South Carolina, Hospital
              Facilities Revenue,
              Series A:
     1,000    6.900% 07/01/99........... A3        A+        1,025
              Refunding:
     2,000    7.000% 07/01/01........... A3        A+        2,143
     4,500    7.000% 07/01/02........... A3        A+        4,814
     3,725    7.200% 07/01/05........... A3        A+        3,994
     2,500   Myrtle Beach, South
              Carolina, Sewer and Water
              Improvements, Revenue
              Refunding, (MBIA
              Insured),
              5.000% 03/01/03..........  Aaa       AAA       2,621
             North Charleston, South
              Carolina, Refunding, GO:
     1,750    5.600% 08/01/07........... A2        AA-       1,898
     1,725    5.750% 08/01/08........... A2        AA-       1,884
     1,000   North Charleston, South
              Carolina, Sewer, Revenue
              Refunding, (MBIA Insured)
              6.000% 07/01/02..........  Aaa       AAA       1,078
     3,025   Oconee County, South
              Carolina, Pollution
              Control, (Duke Power Co.
              Project),
              5.800% 04/01/14..........  Aa3       AA-       3,223
             Oconee County, South
              Carolina, School
              District, GO:
     1,000    5.100% 01/01/13........... Aaa       AAA       1,034
              Refunding, Series B:
     1,505    6.100% 03/01/00........... AA1       AA        1,555
             Piedmont Municipal Power
              Agency, South Carolina,
              Electric Revenue
              Refunding, (FGIC
              Insured):
     1,500    5.600% 01/01/00........... AAA       BBB       1,538
     1,850    6.850% 01/01/07........... Aaa       AAA       2,003
              Series A:
     1,000    6.250% 01/01/13........... Aaa       AAA       1,086

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             SOUTH CAROLINA -- (CONTINUED)
$    1,715    Unrefunded Balance
              6.125% 01/01/03..........  Aaa       AAA    $  1,860
              Revenue Bonds, (MBIA
              Insured):
     9,000    Series B,
              5.250% 01/01/09..........  Aaa       AAA       9,657
              (South Carolina Electric
              Company Project):
     1,600    6.000% 01/01/05........... AAA       AAA       1,786
             Richland County, South
              Carolina, GO:
     1,000    6.250% 03/01/09........... NR        AA        1,055
              Series B:
     2,020    4.750% 03/01/03........... Aa2       AA        2,102
     2,250    4.950% 03/01/05........... Aa2       AA        2,384
             Richland County, South
              Carolina, PCR, (Union
              Camp Corporation
              Project):
              Series B:
     1,000    6.625% 05/01/22........... A1        A-        1,088
              Series C:
     1,000    6.350% 11/01/07........... A1        A-        1,096
     4,000    Refunding, Series C,
              5.875% 11/01/02........... A2        A-        4,299
             Richland County, South
              Carolina, Revenue
              Refunding and
              Improvement:
     2,040    5.900% 12/01/01........... Aa2       AA        2,177
     1,500    7.125% 12/31/01........... NR        A+        1,526
     2,120    Series B,
              4.850% 03/01/04..........  Aa2       AA        2,226
             Richland County, South
              Carolina, School
              District:
     5,000    No. 1, GO, (State Aid
              Withholding),
              4.625% 03/01/22..........  Aa1       AA        4,830
              No. 2, Refunding, Series
              A, GO, (MBIA Insured):
     1,330    4.800% 03/01/03........... Aaa       AAA       1,384
     1,590    4.900% 03/01/04........... Aaa       AAA       1,670
     1,655    5.000% 03/01/05........... Aaa       AAA       1,756
     1,395   Richland County, South
              Carolina, Solid Waste
              Disposal Facilities
              Revenues, (Union Camp
              Corporation Project),
              Series A,
              6.750% 05/01/22..........  A1        A-        1,528
     1,000   Rock Hill, South Carolina,
              Combined Public Utility
              Systems Revenue,
              6.200% 01/01/03..........  Aaa       AAA       1,069
     2,410   Rock Hill, South Carolina,
              School District No. 3,
              Refunding, Series B,
              (FGIC Insured),
              5.900% 02/01/02..........  Aaa       AAA       2,569

PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             SOUTH CAROLINA -- (CONTINUED)
             South Carolina State,
              Capital Improvement, GO,
              Series A:
$    6,135    3.500% 07/01/06........... Aaa       AAA    $  5,896
     2,000    4.250% 03/01/09........... Aaa       AAA       2,015
     4,000   South Carolina State,
              Educational Facilities
              for Nonprofit
              Institutions, (Furman
              University Project),
              Series A, (MBIA Insured),
              5.500% 10/01/26..........  Aaa       AAA       4,256
             South Carolina State, Jobs
              Economic Development
              Authority Hospital
              Facilities Revenue:
     6,500    5.450% 08/01/15........... Aaa       AAA       6,785
     1,500    (Oconee Memorial
              Hospital), (Connie Lee
              Insured),
              6.150% 03/01/15..........  NR        AAA       1,646
             South Carolina State,
              Housing Finance and
              Development Authority:
       735   Homeownership Mortgage
              Purchase, Series A,
              5.550% 07/01/15..........  Aa2       AA          758
              Multi-family Housing
              Revenue:
     2,550    Rental Housing Revenue,
              (Windsor Shores Project),
              Series B, (FHA Insured),
              5.600% 07/01/16..........  NR        AA        2,604
     4,595    Series A, (FNMA Insured),
              6.800% 11/15/11..........  Aaa       NR        4,914
     5,000    (United Dominion Project),
              6.500% 05/01/24..........  NR        BBB+      5,296
     4,565   South Carolina State, Port
              Authority, Revenue Bonds
              (FSA Insured), 5.250%
              07/01/13.................  Aa2       A+        4,785
             South Carolina State,
              Public Service Authority,
              Revenue Bonds:
     1,000    Series A,
              5.200% 07/01/03..........  Aa2       A+        1,059
              Series A, Refunded:
     1,500    5.300% 07/01/05........... Aaa       AAA       1,604
     3,000    6.200% 07/01/05........... Aa2       A+        3,275
     1,000    6.375% 07/01/11........... Aa2       A+        1,090
     1,000    Series B,
              6.700% 07/01/02..........  Aa2       AA-       1,093
     1,000    Series B, Refunded,
              6.600% 07/01/01..........  AAA       AA-       1,077
     2,000    Series C, Refunded,
              5.100% 01/01/11..........  Aaa       AAA       2,073
     3,000   South Carolina State
              Refunding, Capital
              Improvement, GO,
              4.400% 04/01/04..........  Aaa       AAA       3,092

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             SOUTH CAROLINA -- (CONTINUED)
$    1,750   South Carolina State
              Revenue Bonds, GO, Series
              W,
              6.000% 05/01/01..........  Aaa       AAA    $  1,847
     1,000   South Carolina State,
              University of South
              Carolina, GO, Series B,
              6.000% 03/01/01..........  Aaa       NR        1,055
     1,000   Spartanburg, South
              Carolina, Health Services
              District Inc. Hospital
              Revenue, Series B,
              Refunding,
              5.125% 04/15/17..........  Aaa       AAA       1,016
     3,445   Spartanburg, South
              Carolina, Waterworks and
              Sewer System Authority,
              Revenue Refunding and
              Improvement, 6.200%
              06/01/09.................  A1        AA-       3,732
             Spartanburg County, South
              Carolina, GO:
     1,025    5.800% 02/01/05........... Aa3       AA-       1,119
     1,005    5.700% 02/01/06........... Aa3       AA-       1,090
     1,000    5.700% 02/01/09........... Aa3       AA-       1,083
     1,000   West Colombia, South
              Carolina, Water & Sewer,
              Revenue Refunding, (MBIA
              Insured),
              6.300% 10/01/07..........  Aaa       AAA       1,103
             Western Carolina Regional
              Sewer Systems Authority
              (AMBAC Insured):
     1,000    5.600% 03/01/01........... Aaa       AAA       1,044
     2,500    5.000% 03/01/02........... Aaa       AAA       2,599
     1,000    5.800% 03/01/03........... Aaa       AAA       1,072
     1,000    5.900% 03/01/04........... Aaa       AAA       1,073
     1,000    6.750% 03/01/10........... AAA       AAA       1,044
     1,000    (FGIC Insured), 5.500%
              03/01/10.................  Aaa       AAA       1,068
     1,000   York County, South
              Carolina, Industrial
              Development Revenue,
              Exempt Facility, (Hoechst
              Celanese Corporation
              Project), AMT,
              5.700% 01/01/24..........  A2        A+        1,032
     4,000   York County, South
              Carolina, PCR Refunding,
              (Bowater Inc. Project),
              Series B,
              6.850% 04/01/01..........  Baa1      BBB       4,226
                                                          --------
             TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $248,279)...................           268,260
                                                          --------

                                                           VALUE
  SHARES                                                   (000)
------------------------------------------------------------------
             INVESTMENT COMPANY -- 0.6% (Cost $1,637)
 1,637,000   AIM Tax-Exempt Fund................          $  1,637
                                                          --------

             TOTAL INVESTMENTS
              (Cost $249,916*)...................   98.9%   269,897
                                                           --------
             OTHER ASSETS AND
              LIABILITIES (NET)..................    1.1
             Receivable for fund Shares sold............   $    473
             Dividends and interest receivable..........      3,885
             Payable for fund shares redeemed...........        (94)
             Dividends payable..........................       (992)
             Investment advisory fee payable............        (74)
             Administration fees payable................        (18)
             Shareholder servicing and distribution fees
              payable...................................        (48)
             Accrued trustees' fees and expenses........         (9)
             Accrued expenses and other liabilities.....       (100)
                                                           --------
             TOTAL OTHER ASSETS AND
              LIABILITIES (NET).........................      3,023
                                                           --------
             NET ASSETS..........................  100.0%  $272,920
                                                           ========
             NET ASSET VALUE, OFFERING AND REDEMPTION
              PRICE PER SHARE
             PRIMARY A SHARES:
              ($246,841,000/22,566,832 shares
              outstanding)..............................     $10.94
                                                           ========
             INVESTOR A SHARES:
              ($17,291,000/1,580,847 shares
              outstanding)..............................     $10.94
                                                           ========
             INVESTOR B SHARES:
              ($7,097,000/648,853 shares outstanding)...     $10.94
                                                           ========
             INVESTOR C SHARES:
              ($1,691,000/154,552 shares outstanding)...     $10.94
                                                           ========
             NET ASSETS CONSIST OF:
             Undistributed net investment income........   $     24
             Accumulated net realized gain on
              investments sold..........................        303
             Net unrealized appreciation of
              investments...............................     19,981
             Paid-in capital............................    252,612
                                                           --------
             NET ASSETS.................................   $272,920
                                                           ========

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $19,981,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $249,916,000.

+ Zero coupon security. The rate shown reflects the yield to maturity.

Nations South Carolina Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 1998 (as a percentage of net assets):

   MBIA                                                                   17.20%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
-----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 96.0%
            SOUTH CAROLINA -- 87.6%
 $   750    Berkeley County, South
             Carolina, PCR, (South
             Carolina Electric and Gas
             Company), 6.500%
             10/01/14..................  A1        A-     $   824
     525    Camden, South Carolina,
             Combined Public Utilities
             Revenue, Refunding and
             Improvement, (MBIA
             Insured), 4.900%
             03/01/06..................  Aaa       AAA        556
     500    Charleston, South Carolina,
             GO, 6.500% 06/01/11.......  Aa3       NR         545
     500    Charleston County, South
             Carolina, Hospital
             Facilities Revenue, (Bon
             Secours Health Systems
             Project), (FSA Insured),
             5.625% 08/15/25...........  Aaa       AAA        524
   1,000    Chester County, South
             Carolina, Industrial
             Development Authority,
             Revenue Refunding,
             (Springs Industries Inc.
             Project), 7.350%
             02/01/14..................  NR        BBB+     1,090
     500    Clemson University, South
             Carolina, Stadium
             Refunding Bonds, Student
             and Faculty Housing,
             Series M, (MBIA Insured),
             6.600% 06/01/08...........  Aaa       AAA        538
   1,000    Columbia, South Carolina,
             Waterworks and Sewer
             System Revenue, 5.500%
             02/01/09..................  Aa        AA       1,110
            Darlington County, South
             Carolina, Industrial
             Development Revenue:
     750    (Nucor Corporation
             Project), Series A, 5.750%
             08/01/23..................  A1        AA-        789
     500    (Sonoco Products Company
             Project), 6.125%
             06/01/25..................  A2        A          540
     500    Darlington County, South
             Carolina, PCR, (Carolina
             Power and Light Company
             Project), 6.600%
             11/01/10..................  A2        A          556
            Dorchester County, South
             Carolina, School District
             No. 2, GO, (FGIC Insured):
     500     4.800% 07/01/05............ Aaa       AAA        526
     500     (Student Aid Withholding),
             5.125% 02/01/13............ Aaa       AAA        518
            Georgetown County, South
             Carolina, PCR,
             (International Paper
             Company Project):
     500     6.250% 06/15/05............ A3        A-         544
     735     5.600% 12/01/21............ A3        A-         761
     575    Georgetown County, South
             Carolina, School District,
             GO, (MBIA Insured), 4.800%
             03/01/11..................  Aaa       AAA        593

PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
-----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $   300    Greenville, South Carolina,
             Hospital Facilities
             Revenue Refunding, Series
             C, 5.500% 05/01/11........  Aa3       AA     $   314
     710    Greer, South Carolina,
             Combined Utility Systems
             Revenue, (AMBAC Insured),
             5.000% 09/01/17...........  Aaa       AAA        724
     500    Horry County, South
             Carolina, Hospital
             Facility Revenue, Conway
             Hospital Income, (AMBAC
             Insured), 5.000%
             07/01/28..................  Aaa       AAA        498
     500    Lexington, South Carolina,
             Health Services District
             Inc Hospital Revenue, (FSA
             Insured), 5.125%
             11/01/26..................  Aaa       AAA        502
     500    Lexington, South Carolina,
             Water and Sewer Revenue,
             (Asset Guaranty), 5.500%
             04/01/29..................  NR        AA         526
   1,000    Piedmont Municipal Power
             Agency, South Carolina,
             Electric Revenue Bonds,
             Series B, (MBIA Insured),
             5.250% 01/01/09...........  Aaa       AAA      1,073
   1,000    Richland County, South
             Carolina, School District
             No. 1, GO, (SCSDE), 4.625%
             03/01/22..................  Aa1       AA         966
     525    Richland County, South
             Carolina, Sewer System
             Revenue, GO, Series A,
             5.500% 03/01/17...........  Aa2       AA         547
     500    Richland County, South
             Carolina, Waste Disposal
             Facilities, Revenue
             Refunding, (Union Camp
             Corporation Project),
             Series A, AMT, 6.750%
             05/01/22..................  A1        A-         548
     500    South Carolina State,
             Capital Improvement,
             4.400% 04/01/04...........  Aaa       AAA        515
   1,000    South Carolina, State
             Educational Facilities
             Authority, (Furman
             University Project),
             Series A, (MBIA Insured),
             5.500% 10/01/26...........  Aaa       AAA      1,064
     500    South Carolina State, Jobs-
             Economic Development
             Authority, Hospital
             Facilities Revenues, First
             Mortgage, (Lowman
             Home-Trinity Lutheran Home
             Project), Pre Refunded,
             6.700% 09/01/20...........  NR        AAA        542
     500    South Carolina State, Port
             Authority Revenue, (FSA
             Insured), 5.300%
             07/01/26..................  Aaa       AAA        510

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
-----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 1,000    South Carolina State,
             Public Service Authority
             Revenue, (AMBAC Insured),
             5.125% 01/01/32...........  Aaa       AAA    $ 1,005
     500    York County, South
             Carolina, GO, (AMBAC
             Insured), 4.750%
             06/01/07..................  Aaa       AAA        515
     900    York County, South
             Carolina, PCR Refunding,
             (Bowater Inc. Project),
             Series B 6.850%
             04/01/01..................  Baa1      BBB        951
                                                          -------
                                                           20,814
                                                          -------
            COLORADO -- 1.6%
   1,000    E-470 Public Highway
             Authority, Colorado,
             Revenue, Capital
             Appreciation, Series B,
             (MBIA Insured), 5.470%
             09/01/18+.................  Aaa       AAA        384
                                                          -------
            OHIO -- 2.3%
     500    Dayton, Ohio, Special
             Facilities Revenue
             Refunding, (Emery Air
             Freight Corporation
             Project), Series F, 6.050%
             10/01/09..................  NR        BBB        549
                                                          -------
            PUERTO RICO -- 4.5%
     995    Puerto Rico, Housing, Bank
             and Finance Agency,
             Single-family Mortgage
             Revenue (Affordable
             Housing Mortgage-
             Portfolio I), AMT,
             (GNMA/FNMA/FHLMC
             Collateral), 6.250%
             04/01/29..................  Aaa       AAA      1,063
                                                          -------
            TOTAL MUNICIPAL
             BONDS AND NOTES
             (Cost $21,237)............................    22,810
                                                          -------

  SHARES
----------
             INVESTMENT COMPANY -- 3.2% (Cost $746)
   746,000   AIM Tax-Exempt Fund...........................       746
                                                              -------

                                                             VALUE
                                                             (000)
-------------------------------------------------------------------
             TOTAL INVESTMENTS
              (Cost $21,983*).....................   99.2%  $23,556
                                                            -------
             OTHER ASSETS AND
              LIABILITIES (NET)...................    0.8
             Receivable for fund shares sold.............   $     1
             Dividends and interest receivable...........       361
             Other assets................................         1
             Payable for fund shares redeemed............       (36)
             Investment advisory fee payable.............        (6)
             Administration fees payable.................        (2)
             Shareholder servicing and distribution fees
              payable....................................       (46)
             Dividend payable............................       (57)
             Accrued trustees' fees and expenses.........        (1)
             Accrued expenses and other liabilities......       (18)
                                                            -------
             TOTAL OTHER ASSETS AND
              LIABILITIES (NET)..........................       197
                                                            -------
             NET ASSETS...........................  100.0%  $23,753
                                                            =======
             NET ASSET VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE
             PRIMARY A SHARES:
             ($11,681,000/1,114,273 shares
              outstanding)...............................    $10.48
                                                            =======
             INVESTOR A SHARES:
             ($1,107,000/105,595 shares outstanding).....    $10.48
                                                            =======
             INVESTOR B SHARES:
             ($10,923,000/1,041,900 shares
              outstanding)...............................    $10.48
                                                            =======
             INVESTOR C SHARES:
             ($42,000/4,008 shares outstanding)..........    $10.48
                                                            =======
             NET ASSETS CONSIST OF:
             Undistributed net investment income.........   $     7
             Accumulated net realized loss on investments
              sold.......................................       (39)
             Net unrealized appreciation of
              investments................................     1,573
             Paid-in capital.............................    22,212
                                                            -------
             NET ASSETS..................................   $23,753
                                                            =======

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $1,573,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $21,983,000.

+ Zero coupon security. The rate shown reflects the yield to maturity.

Nations South Carolina Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 1998 (as a percentage of net assets):

   MBIA                                                                17.71%
   AMBAC                                                               11.55%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
  AMOUNT                                      RATING        VALUE
  (000)                                   MOODY'S   S&P     (000)
------------------------------------------------------------------
         MUNICIPAL BONDS AND NOTES -- 97.8%
         TENNESSEE -- 93.8%
$1,000   Anderson County, Tennessee,
          Health and Educational
          Facilities Board, (Methodist
          Medical Center),
          5.400% 07/01/04...............  A1        NR     $ 1,052
         Chattanooga-Hamilton County,
          Tennessee, Hospital Authority
          Revenue, GO, (Erlanger Medical
          Center), (FSA Insured):
 1,700   5.375% 10/01/04................  Aaa       AAA      1,826
 1,000   5.500% 10/01/07................  Aaa       AAA      1,095
 2,240   Dickson County, Tennessee,
          (FGIC Insured),
          5.000% 04/01/18...............  Aaa       NR       2,269
 1,750   Hamilton County, Tennessee, GO,
          5.000% 07/01/01...............  Aa2       NR       1,812
 1,145   Harpeth VY Utilities Revenue
          Refunding,
          5.000% 09/01/01...............  A1        A        1,186
 1,600   Knox County, Tennessee, Health,
          Educational and Housing
          Facilities Board, Hospital
          Facilities Revenue, Refunding
          and Improvement, (Baptist
          Health System of East
          Tennessee, Inc. Project),
          (CONNIE LEE Insured), 5.500%
          04/15/11......................  NR        AAA      1,727
   500   Madison County, Tennessee, GO,
          Series A,
          5.850% 08/01/03...............  A1        NR         536
 2,270   Maury County, Tennessee,
          Industrial Development Board,
          PCR, Multi-Modal Refunding,
          (Saturn Corporation Project),
          General Motors Guaranty
          Agreement,
          6.500% 09/01/24...............  A3        A        2,497
         McMinn County, Tennessee,
          Industrial Development PCR,
          Refunding:
 1,800    (Bowater Inc. Project), 6.850%
          04/01/01......................  Baa1      BBB      1,921
 1,000    (Recycling Facility - Calhoun
          Newsprint),
          7.400% 12/01/22...............  Baa1      BBB      1,117
 1,000   Memphis-Shelby County,
          Tennessee, Refunding,
          6.750% 09/01/12...............  Baa2      BBB      1,096
 1,000   Memphis, Tennessee, Electric
          System Revenue, Pre-refunded,
          6.000% 01/01/05...............  Aa        AA       1,114
 1,000   Memphis, Tennessee, GO,
          5.000% 07/01/17...............  Aa2       AA       1,016
 1,500   Memphis, Tennessee, Water
          Revenue,
          5.900% 01/01/04...............  Aa        AA       1,645


PRINCIPAL
  AMOUNT                                      RATING        VALUE
  (000)                                   MOODY'S   S&P     (000)
------------------------------------------------------------------
         TENNESSEE -- (CONTINUED)
         Metropolitan Government,
          Nashville and Davidson
          Tennessee, Health and
          Educational Facilities Board
          Revenue, Refunding and
          Improvement, (Meharry Medical
          College Project), (AMBAC
          Insured):
$  505   6.000% 12/01/08................  Aaa       AAA    $   581
   295   6.000% 12/01/09................  Aaa       AAA        342
         Metropolitan Government,
          Nashville and Davidson County,
          Tennessee, Refunding, GO:
   750   5.250% 05/15/07................  Aa        AA         819
 1,000   5.625% 05/15/14................  Aa        AA       1,089
 1,000   Metropolitan Government,
          Nashville and Davidson County,
          Tennessee, Health and
          Educational Facilities Board,
          Revenue Refunding, (FNMA
          Collateral), (Multi-Family
          Hsg., Welch Bend Apts.),
          Series A,
          5.500% 01/01/07...............  NR        AAA      1,060
   600   Metropolitan Government,
          Nashville and Davidson County,
          Tennessee, Water and Sewer,
          Revenue Refunding, (FGIC
          Insured),
          6.500% 01/01/10...............  Aaa       AAA        717
 1,250   Rutherford County, Tennessee,
          Capital Outlay Notes, GO,
          Series A,
          6.500% 05/01/06...............  Aa3       AA-      1,454
 1,345   Rutherford County, Tennessee,
          Public Improvement, GO,
          6.000% 04/01/06...............  Aa3       AA-      1,522
         Shelby County, Tennessee,
          Revenue Refunding, GO:
 1,000    Series A,
          5.000% 03/01/03...............  Aa2       AA+      1,049
          Series B:
   740   6.000% 03/01/08................  NR        AA+        794
   260   6.000% 03/01/08................  Aa2       AA+        277
         Shelby County, Tennessee,
          Health, Educational and
          Housing Facilities Board,
          (MBIA Insured):
   500   6.250% 08/01/09................  Aaa       AAA        583
   520    Series D,
          5.300% 08/15/04...............  Aaa       AAA        559
   500   Shelby County, Tennessee,
          Public Improvement, GO, Series
          A,
          5.625% 06/01/06...............  Aa2       AA+        554
 1,000   Sumner County, Tennessee, Solid
          Waste Revenue, (AMBAC
          Insured),
          5.125% 08/01/03...............  Aaa       AAA      1,056

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                       RATING        VALUE
 (000)                                    MOODY'S   S&P     (000)
------------------------------------------------------------------
         TENNESSEE -- (CONTINUED)
         Tennessee Housing Development
          Agency, Mortgage Finance, AMT:
$  700   5.850% 07/01/17................  Aa2       AA     $   739
          GO, (Agency Insured):
 1,120   4.850% 07/01/03++..............  Aa2       AA         910
 1,215   4.950% 07/01/04++..............  Aa2       AA         943
          Series A:
 1,000   5.100% 07/01/01................  A1        A+       1,026
   200   6.300% 01/01/08................  A1        A+         212
   300    Series B,
          6.550% 07/01/19...............  A1        A+         320
         Tennessee State, GO,
          Series A:
 1,000   7.000% 03/01/03................  Aaa       AA+      1,128
 1,000   5.200% 03/01/05................  Aaa       AA+      1,076
 1,000   Tennessee State, Local
          Development Revenue Refunding,
          Series A,
          5.050% 03/01/01...............  A2        AA-      1,029
   500   Tennessee State, School Board
          Authority Higher Education
          Revenue, Series A,
          6.000% 05/01/05...............  A1        AA         540
 1,275   West Plains, Missouri,
          Industrial Development
          Authority,
          5.250% 11/15/07...............  NR        BBB-     1,326
 1,000   Williamson County, Tennessee,
          Revenue Refunding, GO,
          5.750% 03/01/03...............  Aa1       NR       1,080
   730   Williamson County, Tennessee,
          Capital Outlay Notes,
          5.700% 05/01/02...............  Aa1       NR         778
         Williamson County, Tennessee,
          Refunding, GO:
 1,540   5.000% 05/01/07................  Aa1       NR       1,649
 1,000   5.500% 09/01/09................  Aa1       NR       1,114
                                                           -------
                                                            48,235
                                                           -------
         PUERTO RICO -- 4.0%
   600   Puerto Rico Electric Power
          Authority, Power Revenue,
          Series P,
          6.750% 07/01/03...............  Baa1      BBB+       654
   585   Puerto Rico, Housing, Bank and
          Finance Agency, Single-family
          Mortgage Revenue, (Affordable
          Housing Mortgage - Portfolio
          I), AMT, (GNMA/FNMA/FHLMC
          Collateral),
          5.450% 04/01/05...............  Aaa       AAA        618
   750   Puerto Rico, Industrial,
          Tourist, Educational, Medical
          and Environmental Control
          Facilities Financing
          Authority, (Ryder Memorial
          Hospital Project), Series A,
          6.400% 05/01/09...............  NR        BBB        817
                                                           -------
                                                             2,089
                                                           -------
         TOTAL MUNICIPAL
          BONDS AND NOTES
          (Cost $47,496).........................           50,324
                                                           -------

                                                             VALUE
  SHARES                                                     (000)
-------------------------------------------------------------------
             INVESTMENT COMPANY -- 1.0% (Cost $502)
   502,000   AIM Tax-Exempt Fund.........................   $   502
                                                            -------

             TOTAL INVESTMENTS
              (Cost $47,998*).....................   98.8%   50,826
                                                            -------
             OTHER ASSETS AND
              LIABILITIES (NET)...................    1.2
             Receivable for investment securities sold...        72
             Dividends and interest receivable...........       790
             Other assets................................         1
             Payable for fund shares redeemed............        (7)
             Investment advisory fee payable.............       (11)
             Administration fees payable.................        (3)
             Shareholder servicing and distribution fees
              payable....................................       (20)
             Dividend payable............................      (183)
             Accrued trustees' fees and expenses.........        (2)
             Accrued expenses and other liabilities......       (38)
                                                            -------
             TOTAL OTHER ASSETS AND
              LIABILITIES (NET)..........................       599
                                                            -------
             NET ASSETS...........................  100.0%  $51,425
                                                            =======
             NET ASSET VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE
             PRIMARY A SHARES:
              ($40,072,000/3,794,556 shares
              outstanding)...............................    $10.56
                                                            =======
             INVESTOR A SHARES:
              ($8,555,000/810,062 shares outstanding)....    $10.56
                                                            =======
             INVESTOR B SHARES:
              ($2,795,000/264,722 shares outstanding)....    $10.56
                                                            =======
             INVESTOR C SHARES:
              ($3,000/250 shares outstanding)............    $10.56
                                                            =======
             NET ASSETS CONSIST OF:
             Undistributed net investment income.........   $     4
             Accumulated net realized loss
              on investments sold........................      (127)
             Net unrealized appreciation of
              investments................................     2,828
             Paid-in capital.............................    48,720
                                                            -------
             NET ASSETS..................................   $51,425
                                                            =======

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $2,828,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $47,998,000.

++ Zero Coupon Security. The rate shown reflects yield to maturity.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                       SEPTEMBER 30, 1998  (UNAUDITED)

PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S   S&P     (000)
------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 96.1%
            TENNESSEE -- 87.9%
 $   500    Blount County, Tennessee,
             Public Buildings Authority
             Revenue, (FGIC Insured),
             5.000% 04/01/19............  Aaa       AAA    $   501
     250    Chattanooga-Hamilton County,
             Tennessee, Hospital
             Authority Revenue, GO,
             (Erlanger Medical Center),
             (FSA Insured), 5.500%
             10/01/07...................  Aaa       AAA        274
     400    Dickson County Tennessee,
             GO, (FGIC Insured), 5.000%
             04/01/18...................  Aaa       NR         405
     500    Humphreys County, Tennessee,
             Industrial Development
             Board, Solid Waste Disposal
             Revenue, (du Pont (E.I.) de
             Nemours & Company Project),
             AMT, 6.700% 05/01/24.......  Aa3       AA-        560
            Knox County, Tennessee,
             Health, Educational and
             Housing Facilities Board,
             Hospital Facilities
             Revenue, Refunding and
             Improvement:
     400    (Baptist Health System of
             East Tennessee, Inc.
             Project), (CONNIE LEE
             Insured), 5.500% 04/15/11..  NR        AAA        432
     300     (Fort Sanders Alliance
             Project), (MBIA Insured),
             7.250% 01/01/09............  Aaa       AAA        372
     200    Loudon County, Tennessee,
             Industrial Development
             Board, Solid Waste Disposal
             Revenue, (Kimberly-Clark
             Corporation Project), AMT,
             6.200% 02/01/23............  Aa2       AA         216
     500    Maury County, Tennessee,
             Industrial Development
             Board, PCR, Multi-Modal
             Refunding, (Saturn
             Corporation Project),
             General Motors Guaranty
             Agreement, 6.500%
             09/01/24...................  A3        A          550
     250    McMinn County, Tennessee,
             Industrial Development
             Board, Solid Waste
             Recycling Facility Revenue,
             (Calhoun Newsprint
             Project), AMT, 7.400%
             12/01/22...................  Baa1      BBB        279


PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S   S&P     (000)
------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $   300    Memphis, Tennessee, Electric
             System Revenue Refunding,
             4.900% 01/01/11............  Aa        AA     $   309
     500    Memphis, Tennessee, GO,
             5.000% 07/01/17............  Aa2       AA         508
            Memphis-Shelby County,
             Tennessee, Airport
             Authority, Special
             Facilities and Project
             Revenue Refunding, (Federal
             Express Corporation
             Project), AMT:
     250    6.750% 09/01/12.............  Baa2      BBB        274
     100    6.200% 07/01/14.............  Baa2      BBB        106
     350    Metropolitan Government,
             Nashville and Davidson
             County, Tennessee, Electric
             Revenue, Series A, 5.625%
             05/15/14...................  Aa        AA         381
            Metropolitan Government,
             Nashville and Davidson
             County, Tennessee, Health
             and Educational Facilities
             Board Revenue, Refunding
             and Improvement, (Meharry
             Medical College Project),
             (AMBAC Insured):
     300    6.000% 12/01/09.............  Aaa       AAA        348
     250    7.000% 12/01/11.............  AAA       AAA        296
     500    6.000% 12/01/16.............  Aaa       AAA        583
     400    Metropolitan Government,
             Nashville and Davidson
             County, Tennessee, GO,
             5.600% 05/15/09............  Aa2       AA         441
     250    Metropolitan Government,
             Nashville and Davidson
             County, Tennessee,
             Refunding, GO, 5.250%
             05/15/07...................  Aa        AA         273
            Metropolitan Government,
             Nashville and Davidson
             County, Tennessee, Water
             and Sewer Revenue, (FGIC
             Insured):
     300    6.500% 01/01/10.............  Aaa       AAA        359
     300    5.200% 01/01/13.............  Aaa       AAA        322
     300    Rutherford County,
             Tennessee, Public
             Improvement, GO, 6.000%
             04/01/06...................  Aa3       AA-        339
     240    Shelby County, Tennessee,
             School Bonds, GO,
             Series A, 5.900% 03/01/15..  Aa2       AA+        259

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)          SEPTEMBER 30, 1998  (UNAUDITED)

PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S   S&P     (000)
------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $   250    Sumner County, Tennessee,
             Health, Education and
             Housing Facilities Board
             Revenue Refunding, (Sumner
             Regional Health System
             Inc.), 7.000% 11/01/03.....  NR        A-     $   281
     300    Tennessee Housing
             Development Agency, AMT
             (Homeown PG-3), 5.850%
             07/01/17...................  Aa2       AA         317
     250    Tennessee State, Local
             Development Revenue, Series
             A, 5.750% 03/01/11.........  A2        AA-        268
                                                           -------
                                                             9,253
                                                           -------
            PUERTO RICO -- 8.2%
     500    Puerto Rico, Industrial,
             Tourist, Educational,
             Medical and Environmental
             Control Facilities
             Financing Authority, (Ryder
             Memorial Hospital Project),
             Series A, 6.600%
             05/01/14...................  NR        BBB        545
     300    Puerto Rico Public Building
             Authority, Guaranteed
             Public Education and Health
             Facilities Revenue
             Refunding, Series M, 5.500%
             07/01/21...................  Baa1      A          314
                                                           -------
                                                               859
                                                           -------
            TOTAL MUNICIPAL
             BONDS AND NOTES
             (Cost $9,290).......................           10,112
                                                           -------

                                                           VALUE
SHARES                                                     (000)
-----------------------------------------------------------------
          INVESTMENT COMPANY -- 2.9% (Cost $310)
310,000   AIM Tax-Exempt Fund.........................    $   310
                                                          -------
          TOTAL INVESTMENTS
           (Cost $9,600*)....................     99.0%    10,422
                                                          -------
          OTHER ASSETS AND
           LIABILITIES (NET).................      1.0
          Receivable for fund shares sold.............         14
          Dividends and interest receivable...........        176
          Investment advisory fee payable.............         (1)
          Administration fees payable.................         (1)
          Shareholder servicing and distribution
           fees payable...............................        (22)
          Dividend payable............................        (36)
          Accrued trustees' fees and expenses.........         (1)
          Accrued expenses and other liabilities......        (20)
                                                          -------
          TOTAL OTHER ASSETS AND
           LIABILITIES (NET)..........................        109
                                                          -------
          NET ASSETS.........................    100.0%   $10,531
                                                          =======

                                                           VALUE
SHARES                                                     (000)
-----------------------------------------------------------------
          NET ASSET VALUE, OFFERING AND
           REDEMPTION PRICE PER SHARE
          PRIMARY A SHARES:
          ($5,235,000/501,057 shares outstanding).....     $10.45
                                                          =======
          INVESTOR A SHARES:
          ($486,000/46,534 shares outstanding)........     $10.45
                                                          =======
          INVESTOR B SHARES:
          ($4,766,000/456,091 shares outstanding).....     $10.45
                                                          =======
          INVESTOR C SHARES:
          ($44,000/4,190 shares outstanding)..........     $10.45
                                                          =======
          NET ASSETS CONSIST OF:
          Undistributed net investment income.........    $    14
          Accumulated net realized loss on investments
           sold.......................................        (96)
          Net unrealized appreciation of
           investments................................        822
          Paid-in capital.............................      9,791
                                                          -------
          NET ASSETS..................................    $10,531
                                                          =======

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $822,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $9,600,000.

Nations Tennessee Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 1998 (as a percentage of net assets):

   FGIC                                                                   15.07%
   AMBAC                                                                  11.66%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 99.5%
             TEXAS -- 87.6%
$      500   Alief, Texas, Independent
              School District, GO,
              (PSFG Insured),
              5.000% 02/15/18..........  Aaa       AAA    $    506
     1,450   Alliance Airport Authority
              Inc., Texas, Special
              Facilities Revenue,
              (American Airlines Inc.
              Project), AMT,
              7.000% 12/01/11..........  Baa2      BBB-      1,740
       750   Amarillo, Texas, Junior
              College District, GO,
              (FGIC Insured),
              7.600% 02/15/06..........  Aaa       AAA         897
             Arlington, Texas,
              Independent School
              District, GO:
     1,750   6.750% 08/15/99...........  Aa2       NR        1,801
     1,000   6.750% 08/15/00...........  Aa2       NR        1,056
             (PSFG Insured):
     3,275   6.100% 02/15/05...........  Aaa       NR        3,494
     1,725   6.100% 02/15/05...........  Aaa       NR        1,849
     1,060   ETM, (PSFG Insured),
              5.800% 02/15/02..........  Aaa       NR        1,129
     1,375   Series A, (PSFG Insured),
              6.375% 08/15/01..........  Aaa       NR        1,476
     1,000   Arlington, Texas,
              Waterworks and Sewer
              Revenue, Refunding and
              Improvement Revenue,
              (FGIC Insured),
              6.100% 06/01/02..........  Aaa       AAA       1,080
             Austin, Texas, GO:
     5,750   5.500% 09/01/04...........  Aa2       AA        6,248
     2,000   Public Improvement, (AMBAC
              Insured),
              5.900% 09/01/05..........  Aaa       AAA       2,156
       965   Unrefunded, Series A,
              8.875% 09/01/00..........  Aa2       AA        1,058
             Austin, Texas, Utility
              System Revenue, (AMBAC
              Insured):
     4,275   6.250% 11/15/03...........  Aaa       AAA       4,729
     3,000   6.250% 11/15/05...........  Aaa       AAA       3,309
     2,295   Bell County, Texas, Health
              Facilities Development,
              Revenue Refunding, (FSA
              Insured),
              5.250% 12/01/11..........  Aaa       AAA       2,446
       985   Brazos, Texas, Higher
              Education Authority Inc.,
              Revenue Refunding, Senior
              Lien, Series A-2, AMT,
              (Guaranteed Student
              Loans),
              6.050% 06/01/03..........  Aaa       NR        1,062
     3,525   Clear Creek, Texas,
              Independent School
              District, GO, (PSFG
              Insured),
              5.375% 02/01/06..........  Aaa       AAA       3,743

PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             TEXAS -- (CONTINUED)
$    5,000   Dallas-Fort Worth, Texas,
              Regional Airport Revenue,
              (Dallas-Fort Worth
              Airport Project), Series
              A, (MBIA Insured),
              5.400% 11/01/03..........  Aaa       AAA    $  5,355
     1,500   Dallas, Texas, Civic
              Center Convention
              Revenue, Sr. Lien, (AMBAC
              Insured),
              6.375% 01/01/02..........  Aaa       AAA       1,588
     3,000   Dallas, Texas, GO:
             5.600% 02/15/01...........  Aaa       AAA       3,132
             Dallas, Texas, Independent
              School District, (PSFG
              Insured),
              Unrefunded:
     4,425   5.600% 08/15/05...........  Aaa       AAA       4,744
     1,575   5.600% 08/15/05...........  Aaa       AAA       1,698
     1,550   5.700% 08/15/06...........  Aaa       AAA       1,678
     4,450   5.700% 08/15/06...........  Aaa       AAA       4,778
       500   Denton, Texas, Health
              Facilities Development,
              Refunding, (AMBAC
              Insured),
             6.000% 05/01/05...........  Aaa       AAA         555
             El Paso, Texas, GO, (FGIC
              Insured):
     1,395   Series C,
              5.700% 08/15/03..........  Aaa       AAA       1,487
     3,500   Fort Worth, Texas Higher
              Education Revenue,
              5.000% 03/15/20..........  NR        AA-       3,503
     3,500   Fort Worth, Texas,
              Series A, GO,
              5.300% 03/01/01..........  Aa2       AA        3,633
     3,000   Fort Worth, Texas, Water
              and Sewer Revenue, Series
              B,
              5.875% 02/15/00..........  Aa2       AA        3,092
     2,000   Garland, Texas, Utility
              System Revenue, (AMBAC
              Insured),
              5.900% 03/01/02..........  Aaa       AAA       2,131
     2,915   Grand Prairie ,Texas,
              Independent School
              District, GO, (PSFG
              Insured),
              5.200% 02/15/24..........  Aaa       AAA       2,952
     2,000   Goose Creek, Texas,
              Independent School
              District, GO, (PSFGTD
              Insured),
              5.000% 02/15/09..........  Aaa       AAA       2,123
     2,375   Harris County, Texas, GO,
              5.875% 10/01/06..........  Aa2       AA        2,676
             Harris County, Texas,
              Flood Control District,
              GO, Series A,
     1,115   5.800% 10/01/03...........  Aa2       AA        1,198
     3,000   6.250% 10/01/04...........  Aa2       AA        3,200

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             TEXAS -- (CONTINUED)
             Harris County, Texas, Toll
              Road, Sr. Lien, (FGIC
              Insured):
$    7,185   5.000% 08/15/16...........  Aaa       AAA    $  7,292
     3,380   5.375% 08/15/20...........  Aaa       AAA       3,506
             Harris County, Texas,
              Health Facilities
              Development Authority,
     1,000   Memorial Hospital:
              6.700% 06/01/00..........  NR        NR        1,050
     2,655   Series A,
              6.000% 06/01/10..........  Aaa       AAA       3,047
     4,400   Harris County, Texas,
              Health Facilities
              Development Authority,
              (FSA Insured),
              5.500% 06/01/10..........  Aaa       AAA       4,808
     4,390   Houston, Texas, GO, Series
              C,
              6.000% 03/01/05..........  Aa3       AA-       4,681
             Houston, Texas:
     1,025   6.600% 04/01/05...........  Aa3       AA-       1,096
     1,305   6.600% 04/01/06...........  Aa3       AA-       1,396
     5,000   Houston, Texas,
              Independent School
              District, Refunding, GO,
              (PSFG Insured),
              5.400% 08/15/07..........  Aaa       AAA       5,289
     6,145   Houston, Texas, Water and
              Sewer Systems Revenue,
              Unrefunded Balance, Prior
              Lien, Series B,
              5.900% 12/01/03..........  A3        A         6,702
     1,500   Hurst-Euless-Bedford
              Independent School
              District, Texas
              Refunding, GO, (PSFG
              Insured),
              5.250% 08/15/24..........  Aaa       AAA       1,528
             Lewisville, Texas,
              Independent School
              District, Refunding, GO,
              (PSFG Insured):
     2,000   6.000% 08/15/00...........  Aaa       NR        2,085
     2,000   6.100% 08/15/02...........  Aaa       NR        2,164
     4,900   6.250% 08/15/05...........  Aaa       NR        5,308
    12,000   Lower Colorado River
              Authority, Texas, Revenue
              Refunding, Junior Lien
              Revenue, (AMBAC Insured),
              5.300% 01/01/06..........  Aaa       AAA      12,782
     1,000   Lubbock, Texas,
              Independent School
              District, Series A, (PSFG
              Insured),
              6.300% 08/15/04..........  NR        NR        1,048

PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             TEXAS -- (CONTINUED)
             Mesquite, Texas,
              Independent School
              District 1, Refunding,
              GO, (PSFG Insured):
$      620   5.750% 08/15/03...........  NR        AAA    $    659
     1,380   5.750% 08/15/03...........  Aaa       AAA       1,462
     5,000   5.300% 08/15/06...........  Aaa       AAA       5,332
     1,070   5.000% 08/15/07...........  Aaa       AAA       1,143
     1,080   Midway, Texas, Independent
              School District,
              Refunding, GO, (PSFG
              Insured),
              5.000% 08/01/06++........  AAA       NR          785
     5,000   North Central, Texas,
              Health Facilities
              Development Corporation,
              Hospital Revenue,
              (Presbyterian
              Healthcare), Series B,
              (MBIA Insured),
              5.500% 06/01/16..........  Aaa       AAA       5,483
             North East, Texas,
              Independent School
              District, (PSFG Insured):
     2,800   6.500% 02/01/06...........  Aaa       AAA       3,235
     2,375   6.500% 02/01/07...........  Aaa       AAA       2,778
             North Texas, Highway
              Authority, Dallas, North
              Texas Highway System
              Revenue, (FGIC Insured):
     1,000   4.750% 01/01/17...........  Aaa       AAA         982
     2,000   4.750% 01/01/22...........  Aaa       AAA       1,932
     1,150   North Texas, Municipal
              Water District, Revenue
              Refunding, (MBIA
              Insured),
              5.900% 09/01/99..........  Aaa       AAA       1,176
             Pearland, Texas,
              Independent School
              District, Refunding, GO,
              (PSFG Insured):
     1,320   4.750% 02/15/08++.........  Aaa       AAA         888
     1,245   4.800% 02/15/09++.........  Aaa       AAA         795
             Plano, Texas, Independent
              School District, GO,
              (PSFG Insured):
     1,835   7.000% 02/15/05...........  Aaa       AAA       2,141
     5,000   4.750% 02/15/07...........  Aaa       AAA       5,160
     1,000   Plano, Texas, Waterworks
              and Sewer Systems
              Revenue, Refunding and
              Improvement, (AMBAC
              Insured),
              6.800% 05/01/99..........  Aaa       AAA       1,020
     1,000   Port of Houston Authority
              of Harris County, Texas,
              Revenue Bonds, (MBIA
              Insured),
              6.300% 05/01/04..........  Aaa       AAA       1,077

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             TEXAS -- (CONTINUED)
             Richardson Texas,
              Refunding, GO:
$    3,385   5.250% 02/15/08...........  Aa2       AA     $  3,674
     3,615   5.500% 02/15/09...........  Aa2       AA        3,976
     5,625   Sabine River Authority,
              Texas, Water Supply
              Facilities Revenue,
              Refunding, (Lake Fork
              Project),
              6.500% 12/01/00..........  NR        AA        5,956
     4,650   San Antonio, Texas, GO,
              5.500% 08/01/05..........  Aa        AA        4,904
     1,000   San Antonio, Texas
              Electric & Gas Revenue,
              5.500% 02/01/15..........  Aa1       AA        1,073
             San Antonio, Texas, Water
              Revenue:
       335   Prerefunded, ETM, (FGIC
              Insured),
              5.900% 05/15/00..........  NR        AAA         347
     2,050   Unrefunded Balance, (FGIC
              Insured),
              5.900% 05/15/00..........  NR        AAA       2,123
     1,000   Tarrant County, Texas, GO,
              6.750% 07/15/07..........  NR        AA+       1,054
             Tarrant County, Texas,
              Health Facilities
              Development Corporation,
              Health Systems Revenue,
              Texas Health Resources
              Systems, Series A, (MBIA
              Insured):
     3,300   5.750% 02/15/08...........  Aaa       AAA       3,663
     3,500   5.750% 02/15/11...........  Aaa       AAA       3,886
             Tarrant County, Texas,
              Water Control and
              Improvement District No.
              001, Water Revenue,
              Refunding and
              Improvement:
     2,200   5.700% 03/01/01...........  A1        AA        2,300
     5,000   5.900% 03/01/03...........  AAA       AA        5,258
     2,300   Texas A&M University,
              Permanent University
              Fund, Revenue Refunding,
              5.000% 07/01/08..........  Aaa       AAA       2,457
     1,275   Texas City, Texas,
              Independent School
              District, Refunding, GO,
              (PSFG Insured),
              5.000% 08/15/08..........  Aaa       AAA       1,359
             Texas Municipal Power
              Agency, Revenue
              Refunding:
     1,000   (FGIC Insured),
             7.000% 09/01/99...........  Aaa       AAA       1,033
             (MBIA Insured):
     6,000   5.900% 09/01/04...........  Aaa       AAA       6,571
    15,000   5.250% 09/01/05...........  Aaa       AAA      15,980

PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             TEXAS -- (CONTINUED)
             Texas State College,
              Texas, Student Loan
              Authority Revenue, GO,
              AMT,
$   11,675   5.000% 10/01/00...........  Aa2       AA     $ 11,993
       500   5.750% 08/01/11...........  Aa2       AA          526
     5,640   Texas State, Department of
              Housing and Community
              Affairs, Single Family
              Revenue, AMT, Series A,
              Class 1, (MBIA Insured),
              5.250% 09/01/13..........  Aaa       AAA       5,890
             Texas State, GO,
              Refunding,
              Series A:
     5,000   5.800% 10/01/04...........  Aa2       AA        5,518
     2,000   6.000% 10/01/08...........  Aa2       AA        2,306
             Texas State, Public
              Finance Authority:
              (Building Revenue):
     5,000   Series B, (AMBAC Insured),
              6.100% 02/01/04..........  Aaa       AAA       5,534
             Texas State, Public
              Finance Authority:
              (Building Revenue):
     1,200   Series C,
              6.000% 10/01/06..........  Aa2       AA        1,362
             Texas State, Turnpike
              Authority, Dallas North
              Tollway Revenue:
              President George Bush
              Turnpike:
     3,250   (AMBAC Insured),
              5.450% 01/01/09++........  Aaa       AAA       2,086
    10,000   (FGIC Insured),
              5.250% 01/01/23..........  Aaa       AAA      10,272
       590   Texas State, Revenue
              Refunding, Veterans
              Housing Assistance,
              Series B-4, AMT,
              6.200% 12/01/14..........  Aa2       AA          617
             Texas State, Water
              Development, GO:
     1,850   5.500% 08/01/07...........  Aa2       AA        2,047
     5,000   5.250% 08/01/28...........  Aa2       AA        5,113
     1,000   Series D,
              5.000% 08/01/19..........  Aa2       AA        1,003
     1,400   Texas Water Resource
              Finance Authority,
              Revenue,
              7.400% 08/15/00..........  A         A         1,437
             Travis County, Texas,
              Limited Tax Revenue
              Refunding, Series A,
              (MBIA Insured):
     4,000   6.000% 03/01/00...........  Aaa       AAA       4,131
     3,250   5.500% 03/01/03...........  Aaa       AAA       3,473
     3,500   5.600% 03/01/04...........  Aaa       AAA       3,744
     1,500   5.750% 03/01/06...........  Aaa       AAA       1,604

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             TEXAS -- (CONTINUED)
             Trinity River Authority,
              Texas:
              Regional Wastewater
              Systems Revenue, (AMBAC
              Insured):
$    2,750   7.000% 08/01/00...........  Aaa       AAA    $  2,911
     3,885   5.700% 08/01/03...........  Aaa       AAA       4,139
     7,000   University of Texas
              Permanent University
              Fund, (PUFG Insured),
             5.250% 07/01/12...........  Aa1       AAA       7,462
             University of Texas
              University Revenues,
              Financing Systems, Series
              B,
     2,500   4.500% 08/15/13...........  Aa1       AAA       2,473
     4,210   5.000% 08/15/08...........  Aa1       AAA       4,501
     3,890   5.000% 08/15/07...........  Aa1       AAA       4,163
                                                          --------
                                                           349,051
                                                          --------
             ALASKA -- 0.9%
     4,725   North Slope Boro, Alaska,
              Capital Appreciation,
              Series A, GO, (MBIA
              Insured),
             5.750% 06/30/06++.........  Aaa       AAA       3,432
                                                          --------
             ARIZONA -- 0.5%
     2,100   Coconino County, Arizona,
              Unified School District
              No. 001, (Flagstaff
              Project), GO, (AMBAC
              Insured),
              5.800% 07/01/02..........  Aaa       AAA       2,193
                                                          --------
             CONNECTICUT -- 1.4%
     5,000   Connecticut State, Series
              A, GO,
              5.625% 03/15/09..........  Aa3       AA-       5,433
                                                          --------
             FLORIDA -- 0.3%
     1,000   Florida State, Housing
              Finance Agency, Multi-
              family Housing Revenue,
              (Andover Place Project),
              Series E,
              6.350% 05/01/26..........  NR        BBB+      1,086
                                                          --------
             ILLINOIS -- 0.9%
     2,500   Illinois State, GO
              4.400% 12/01/03..........  Aa3       AA        2,562
     1,100   Rosemont, Illinois, Series
              B, GO,
              (FGIC Insured),
              6.400% 12/01/03..........  Aaa       AAA       1,181
                                                          --------
                                                             3,743
                                                          --------
             MAINE -- 0.5%
     1,000   Bucksport, Maine, Solid
              Waste Disposal Revenue,
              (Champion International
              Corporation Project),
              6.250% 05/01/10..........  Baa1      BBB       1,061

PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             MAINE -- (CONTINUED)
$    1,000   Maine Municipal Board
              Bank, Series D,
              7.100% 11/01/01..........  Aa3       A+     $  1,085
                                                          --------
                                                             2,146
                                                          --------
             MICHIGAN -- 1.2%
     4,600   Detroit, Michigan, Series
              B, GO,
              6.500% 04/01/02..........  Baa2      BBB+      4,966
                                                          --------
             MISSOURI -- 0.3%
     1,135   University of Missouri,
              University Revenue,
              (Systems Facilities
              Project),
              5.750% 11/01/07..........  Aa2       AA+       1,283
                                                          --------
             NEW JERSEY -- 1.4%
     5,000   New Jersey State, Series
              E, GO,
              6.000% 07/15/09..........  Aa1       AA+       5,788
                                                          --------
             NEW YORK -- 1.0%
     3,600   New York City, New York,
              Municipal Assistance
              Corporation, Series J,
              (GO of Corp Insured),
              5.750% 07/01/03..........  Aa2       AA        3,906
                                                          --------
             OHIO -- 0.3%
     1,000   Ohio State Building
              Authority, Correctional
              Facilities Revenue,
              Series A,
              7.150% 08/01/99..........  Aaa       NR        1,031
                                                          --------
             SOUTH CAROLINA -- 0.3%
     1,000   Greenville Hospital
              System, South Carolina,
              Hospital Facilities
              Revenue, Series B,
              5.250% 05/01/06..........  Aa3       AA        1,071
                                                          --------
             TENNESSEE -- 0.9%
     3,135   Chattanooga-Hamilton
              County, Tennessee,
              Hospital Authority,
              Hospital Revenue,
              (Erlanger Medical Center
              Project), (FSA Insured),
              5.500% 10/01/07..........  Aaa       AAA       3,433
                                                          --------
             WASHINGTON -- 2.0%
     3,100   King County, Washington,
              School District No. 414,
              (Lake Washington
              Project), GO,
              5.300% 12/01/05..........  Aa2       AA        3,365

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             WASHINGTON -- (CONTINUED)
             Washington State, GO:
$    2,000   Series B,
              6.300% 06/01/02..........  Aa1       AA+    $  2,133
     2,425   Series 1995C,
              5.450% 07/01/07..........  Aa1       AA+       2,625
                                                          --------
                                                             8,123
                                                          --------
             TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $372,798)...................           396,685
                                                          --------

  SHARES
----------
             INVESTMENT COMPANY -- 2.7%
              (Cost $10,782)
10,782,000   AIM Tax-Exempt Fund............                10,782
                                                          --------
             TOTAL INVESTMENTS                   102.2%
              (Cost $383,580*)..............               407,467
                                                          --------
             OTHERS ASSETS AND
              LIABILITIES (NET).............      (2.2)
             Cash.....................................    $      1
             Receivable for investment securities
              sold....................................       2,056
             Receivable for fund shares sold..........         229
             Dividends and interest receivable........       4,396
             Payable for fund shares redeemed.........        (123)
             Investment advisory fee payable..........        (111)
             Administration fees payable..............         (26)
             Shareholder servicing and distribution
              fees payable............................         (14)
             Dividend payable.........................      (1,516)
             Payable for investment securities
              purchased...............................     (13,649)
             Accrued trustees' fees and expenses......         (10)
             Accrued expenses and other liabilities...        (127)
                                                          --------
             TOTAL OTHER ASSETS AND
              LIABILITIES (NET).......................      (8,894)
                                                          --------
             NET ASSETS.....................    100.00%   $398,573
                                                          ========


                                                           VALUE
                                                           (000)
------------------------------------------------------------------
             NET ASSET VALUE, OFFERING AND REDEMPTION
              PRICE PER SHARE
             PRIMARY A SHARES:
             ($392,642,000/36,884,380 shares
              outstanding)............................      $10.65
                                                          ========
             INVESTOR A SHARES:
             ($3,605,000/338,616 shares outstanding)..      $10.65
                                                          ========
             INVESTOR B SHARES:
             ($2,192,000/205,912 shares outstanding)..      $10.65
                                                          ========
             INVESTOR C SHARES:
             ($134,000/12,548 shares outstanding).....      $10.65
                                                          ========
             NET ASSETS CONSIST OF:
             Undistributed net investment income......    $      8
             Accumulated net realized gain on
              investments sold........................         877
             Net unrealized appreciation of
              investments.............................      23,887
             Paid-in capital..........................     373,801
                                                          --------
             NET ASSETS...............................    $398,573
                                                          ========

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $24,348,000 and gross depreciation of $461,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $383,580,000.

++ Zero coupon security. The rate shown reflects the yield to maturity.

Nations Texas Intermediate Municipal Bond Fund had the following insurance concentrations greater than 10% at September 30, 1998 (as a percentage of net assets):

   PSFG                                                                19.31%
   MBIA                                                                16.38%
   AMBAC                                                               11.66%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S   S&P     (000)
------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.9%
            TEXAS -- 82.3%
$    500    Dallas County, Texas, GO,
             5.250% 08/15/14............  Aaa       AAA    $   521
     750    Dallas-Fort Worth, Texas,
             Regional Airport Revenue
             Refunding, Series A, (MBIA
             Insured),
             6.000% 11/01/09............  Aaa       AAA        829
     500    Denison, Texas, Hospital
             Authority Revenue, (Texoma
             Medical Center Inc.
             Project),
             5.450% 08/15/02............  NR        BBB+       524
     500    Galena Park, Texas,
             Independent School
             District, GO, (PSFG
             Insured),
             5.000% 08/15/21............  Aaa       NR         500
     500    Gulf Coast, Texas, Waste
             Disposal Authority Revenue
             Refunding, (Houston Light &
             Power Company), Series A,
             (MBIA Insured),
             6.375% 04/01/12............  Aaa       AAA        552
     500    Harris County, Texas, Health
             Facilities Development
             Authority, Hospital
             Revenue, Revenue Refunding,
             (Texas Childrens Hospital
             Project), (MBIA Insured),
             6.000% 06/01/10............  Aaa       AAA        574
     500    Lewisville, Texas,
             Independent School
             District, GO, (PSFG
             Insured),
             7.500% 08/15/06............  Aaa       AAA        614
     500    Lower Neches Valley, Texas,
             Industrial Development
             Corporation, Revenue
             Refunding, GO, (Mobil Oil
             Refining Project),
             5.800% 05/01/22............  Aa2       AA         544
     355    North Texas, Highway
             Authority, Dallas, North
             Texas Highway System
             Revenue, (FGIC Insured),
             4.750% 01/01/17............  Aaa       AAA        349
     800    Pflugerville, Texas,
             Independent School
             District, (PSFG Insured),
             5.750% 08/15/10............  Aaa       AAA        907
   1,000    Red River Authority, Texas,
             PCR, (Hoechst Celanese
             Corporation Project), AMT,
             6.875% 04/01/17............  A2        A+       1,098

PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S   S&P     (000)
------------------------------------------------------------------
            TEXAS -- (CONTINUED)
$  1,180    Santa Fe, Texas, Independent
             School District, (PSFG
             Insured),
             5.000% 02/15/07++..........  Aaa       NR     $   835
     585    Sherman, Texas, Independent
             School District, GO, (PSFG
             Insured),
             6.500% 02/15/20............  Aaa       AAA        670
   1,000    Tarrant County, Texas,
             Health Facilities
             Development Corporation,
             Health System Revenue,
             (Harris Methodist Health
             System), (MBIA Insured),
             6.000% 09/01/10............  Aaa       AAA      1,141
     500    Texas State College, Texas,
             Student Loan Authority
             Revenue, GO, AMT,
             5.750% 08/01/11............  Aa2       AA         526
     375    Texas State, Revenue
             Refunding, Veterans Housing
             Assistance, GO, Series C,
             6.400% 12/01/09............  Aa2       AA         404
     600    Texas State, Water
             Development Board Revenue,
             State Revolving Fund,
             Senior Lien,
             6.400% 07/15/08............  Aa1       AAA        659
   1,000    Trinity River Authority,
             Texas, PCR, (Texas
             Instruments Inc. Project),
             6.200% 03/01/20............  NR        A        1,102
     500    University of Texas,
             University Revenue
             Financing, Series A,
             5.200% 08/15/17............  Aa1       AAA        510
   1,000    Waller, Texas, Consolidated
             Independent School
             District, GO, (PSFG
             Insured),
             5.250% 02/15/21............  Aaa       NR       1,022
                                                           -------
                                                            13,881
                                                           -------
            COLORADO -- 6.7%
   1,500    Arapahoe County, Colorado,
             Capital Improvements
             Highway Revenue, Capital
             Appreciation, Series E,
             7.200% 08/31/05++..........  AAA       NR       1,131
                                                           -------
            OHIO -- 6.7%
   1,000    Lucas County, Ohio, Hospital
             Revenue, (Flower Hospital
             Project), Prerefunded,
             6.125% 12/01/13............  NR        NR       1,125
                                                           -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                       RATING        VALUE
  (000)                                   MOODY'S   S&P     (000)
------------------------------------------------------------------
            PUERTO RICO -- 3.2%
$    500    Puerto Rico Industrial,
             Medical and Environmental
             Agency, Pollution Control
             Facilities, Finance
             Authority Revenue, Higher
             Education, (Catholic
             University Project),
             Series A,
             5.600% 12/01/07............  NR        BBB-   $   542
                                                           -------
            TOTAL MUNICIPAL
             BONDS AND NOTES
             (Cost $15,095)......................           16,679
                                                           -------

 SHARES
 ------
            INVESTMENT COMPANY -- 2.6% (Cost $448)
 448,000    AIM Tax-Exempt Fund.........................       448
                                                           -------

            TOTAL INVESTMENTS
            (Cost $15,543*).............  101.5%            17,127
                                                           -------
            OTHER ASSETS AND
            LIABILITIES (NET)...........   (1.5)
            Cash.................................             $  1
            Receivable for fund shares sold......               21
            Dividends and interest receivable....              200
            Investment advisory fee payable......               (3)
            Administration fees payable..........               (1)
            Shareholder servicing and
            distribution fees payable............              (39)
            Dividend payable.....................              (58)
            Payable for investment securities
            purchased............................             (351)
            Accrued trustees' fees and
            expenses.............................               (1)
            Accrued expenses and other
            liabilities..........................              (28)
                                                           -------
            TOTAL OTHER ASSETS AND
            LIABILITIES (NET)....................             (259)
                                                           -------
            NET ASSETS..................  100.0%           $16,868
                                                           =======

                                                            VALUE
  (000)                                                     (000)
------------------------------------------------------------------
           NET ASSET VALUE, OFFERING AND
           REDEMPTION PRICE PER SHARE
           PRIMARY A SHARES:
           ($8,622,000/842,257 shares outstanding)......    $10.24
                                                           =======
           INVESTOR A SHARES:
           ($436,000/42,554 shares outstanding).........    $10.24
                                                           =======
           INVESTOR B SHARES:
           ($7,726,000/754,690 shares outstanding)......    $10.24
                                                           =======
           INVESTOR C SHARES:
           ($84,000/8,165 shares outstanding)...........    $10.24
                                                           =======
           NET ASSETS CONSIST OF:
           Undistributed net investment income..........    $   28
           Accumulated net realized loss on investments
           sold.........................................      (519)
           Net unrealized appreciation of investments...     1,584
           Paid-in capital..............................    15,775
                                                           -------
           NET ASSETS...................................   $16,868
                                                           =======

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $1,584,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $15,543,000.

++ Zero Coupon Security. The rate shown reflects the yield to maturity.

Nations Texas Municipal Bond Fund had the following insurance concentrations greater than 10% at September 30, 1998 (as a percentage of net assets):

   PSFG                                                                   26.88%
   MBIA                                                                   18.35%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             MUNICIPAL BONDS AND NOTES -- 96.9%
             VIRGINIA -- 92.2%
$    2,000   Alexandria, Virginia,
              Redevelopment and Housing
              Authority, Multi-family
              Housing Revenue Mortgage,
              Buckingham Village
              Apartments, Series A,
              AMT,
              6.050% 07/01/16..........  NR        A      $  2,095
     1,000   Amherst, Virginia,
              Industrial Development
              Authority Revenue,
              5.250% 02/01/11..........  Baa2      NR        1,042
             Arlington County,
              Virginia, GO:
     2,345   5.400% 08/01/02...........  Aaa       AAA       2,488
     3,000   5.000% 07/15/03...........  Aaa       AAA       3,166
     2,900   5.900% 12/01/03...........  Aaa       AAA       3,145
     1,000   Arlington County,
              Virginia, Industrial
              Development Authority,
              Hospital Facilities
              Revenue, Series A,
              6.650% 09/01/05..........  AAA       NR        1,100
     1,000   Arlington County,
              Virginia, Industrial
              Development Authority,
              Facilities Revenue, (The
              Natures Conservancy),
              Series A,
              5.450% 07/01/27..........  Aa1       NR        1,051
     2,000   Arlington County,
              Virginia, Industrial
              Development Authority,
              Resource Recovery, Series
              A, (FSA Insured);
              5.250% 01/01/05..........  Aaa       AAA       2,131
     3,455   Augusta County, Virginia,
              Industrial Development
              Authority Hospital
              Revenue, (Augusta
              Hospital Corporate
              Project),
              7.000% 09/01/21..........  A         NR        3,827
     2,000   Brunswick County,
              Virginia, Industrial
              Development Authority,
              Correctional Facility
              Lease, (MBIA Insured),
              5.250% 07/01/04..........  Aaa       AAA       2,141
     1,000   Charlottesville-Albemarle,
              Virginia, Airport
              Authority, Revenue
              Refunding, AMT
              6.125% 12/01/09..........  NR        BBB       1,072
             Chesapeake, Virginia, GO:
     1,000   5.700% 08/01/01...........  Aa        AA        1,055
     1,000   (State Aid Withholding),
             4.650% 08/01/11...........  Aa        AA        1,022
     1,525   Chesapeake, Virginia,
              Public Improvement, GO,
              (State Aid Withholding
              Insured),
              5.000% 05/01/03..........  Aa3       AA        1,604

PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             VIRGINIA -- (CONTINUED)
$    6,195   Chesapeake, Virginia,
              Revenue Refunding, GO,
              5.125% 12/01/05..........  Aa3       AA     $  6,669
     2,000   Chesapeake, Virginia,
              Water and Sewer, GO,
              Series A,
              7.000% 12/01/09..........  Aa3       AA        2,387
             Chesterfield County,
              Virginia, GO:
     1,095   7.100% 03/01/00...........  Aaa       AAA       1,134
     1,000   Series A,
             6.500% 01/15/01...........  Aaa       AAA       1,055
     1,000   Series B,
             6.500% 01/01/02...........  Aaa       AAA       1,078
     2,120   Pre-refunded,
             6.700% 01/01/11...........  NR        AAA       2,299
     2,000   Chesterfield County,
              Virginia, Public
              Improvement, GO,
              5.900% 07/15/02..........  Aaa       AAA       2,153
             Chesterfield County,
              Virginia, Water and Sewer
              Authority Revenue,
              Revenue Bond:
     1,000   6.200% 11/01/05...........  Aa2       AA        1,102
             Series A:
     2,000   5.500% 11/01/00...........  Aa2       AA        2,076
     2,020   5.625% 11/01/01...........  Aa2       AA        2,136
     1,320   Covington-Allegheny
              County, Virginia,
              Industrial Development
              Authority, PCR, (Westvaco
              Corporation Project),
              5.900% 03/01/05..........  A1        A         1,469
             Danville, Virginia
              Industrial Development
              Authority, Hospital
              Revenue, Danville
              Regional Medical Center,
              (AMBAC Insured):
     1,560   5.000% 10/01/07...........  Aaa       AAA       1,650
     1,695   5.000% 10/01/09...........  Aaa       AAA       1,789
     1,810   5.000% 10/01/10...........  Aaa       AAA       1,910
     1,000   Fairfax County, Virginia,
              (State Aid Withholding),
              4.800% 04/01/10..........  Aaa       AAA       1,046
     2,500   Fairfax County, Virginia,
              Water Authority, Revenue
              Refunding,
              5.000% 04/01/21..........  Aa2       AA        2,596
     2,000   Fairfax County, Virginia,
              Public Improvement, GO,
              Series A,
              6.000% 06/01/04..........  Aaa       AAA       2,223
     1,000   Fairfax County, Virginia,
              Industrial Development
              Authority Revenue
              Refunding, (Inova Health
              Systems Hospital
              Project),
              6.100% 08/15/99..........  Aa2       AA        1,024

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)          SEPTEMBER 30, 1998  (UNAUDITED)

PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             VIRGINIA -- (CONTINUED)
$    3,135   Fairfax County, Virginia,
              Water and Sewer Authority
              Revenue, (AMBAC Insured),
              5.100% 11/15/04..........  Aaa       AAA    $  3,343
     1,330   Halifax County, Virginia,
              Industrial Development
              Authority, Exempt
              Facilities Revenue, (Old
              Dominion Electric Co-op
              Project), AMT,
              5.900% 12/01/02..........  NR        A+        1,426
     1,200   Halifax County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue, (Halifax
              Regional Hospital),
              4.900% 09/01/10..........  NR        A         1,217
             Hampton, Virginia, Public
              Improvement, GO:
     1,000   6.500% 01/01/00...........  Aa3       AA        1,036
     2,190   Series C,
             4.750% 08/01/05...........  Aa3       AA        2,299
     2,500   Hampton Roads Sanitation
              District, Virginia, Sewer
              Revenue Refunding:
              4.500% 10/01/02..........  Aa        AA        2,571
     5,000   Hanover County, Virginia,
              Industrial Development
              Authority Revenue, (MBIA
              Insured), (Memorial
              Regional Medical Center
              Project),
              5.500% 08/15/25..........  Aaa       AAA       5,243
             Henrico County, Virginia,
              Industrial Development
              Authority Revenue:
     2,105   Public Facilities Lease
              Revenue,
             7.500% 08/01/02...........  Aa2       AA        2,371
     3,500   Solid Waste, (Browning-
              Ferris Industries Inc.
              Project), (GTY AGMT),
              5.300% 12/01/11..........  A3        A         3,712
     1,500   Henrico County, Virginia,
              Water and Sewer Authority
              Revenue, Pre-refunded,
              6.200% 05/01/04..........  Aa2       AAA       1,613
     1,110   Henry County, Virginia,
              Public Service Authority,
              Water and Sewer Authority
              Revenue, (FGIC Insured),
              5.500% 11/15/99..........  Aaa       AAA       1,136

PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             VIRGINIA -- (CONTINUED)
$    1,915   James City County,
              Virginia, GO, (FGIC
              Insured),
              5.000% 12/15/08..........  Aaa       AAA    $  2,047
     1,000   Leesburg, Virginia,
              Revenue Refunding,
              5.500% 08/01/06..........  A1        A         1,082
             Loudoun County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue, (Loudoun
              Hospital Center), (FSA
              Insured):
     1,500   5.500% 06/01/08...........  Aaa       AAA       1,627
     1,000   5.600% 06/01/09...........  Aaa       AAA       1,086
     2,000   Loudoun County, Virginia,
              Sanitation Authority:
              Refunding and Improvement
              Authority, (State Aid
              Withholding),
              5.000% 10/01/02..........  Aa2       AA-       2,094
     5,000   Loudoun County, Virginia,
              Industrial Development
              Authority, Residential
              Care Facilities Revenue,
              (Falcons Landing
              Project), Series A,
              8.750% 11/01/24..........  AAA       AAA       6,427
     1,000   Loudoun County, Virginia,
              Sanitation Authority,
              Water and Sewer Revenue,
              Refunding, (FGIC
              Insured),
              5.800% 01/01/01..........  Aaa       AAA       1,045
     1,500   Louisa, Virginia,
              Industrial Development
              Authority, Solid Waste &
              Sewer Disposal Revenue,
              (Virginia Electric &
              Power Company),
              Series A,
              5.150% 04/01/22..........  A3        A-        1,552
     1,140   Lynchburg, Virginia,
              Public Improvement, GO,
              5.400% 05/01/17..........  Aa3       AA        1,196
             Medical College Virginia
              Hospital, Revenue, (MBIA
              Insured);
     1,965   5.000% 07/01/09...........  Aaa       A1        2,068
     1,000   4.800% 07/01/11...........  Aaa       A1        1,015
     5,000   Newport News, Virginia,
              Public Improvement,
              Series B,
              5.200% 11/01/04..........  Aa2       AA        5,366
             Newport News, Virginia,
              Water and Sewer Authority
              Revenue:
              Series A:
     1,020   5.500% 06/01/01...........  Aa2       AA        1,068
     1,095   5.600% 06/01/02...........  Aa2       AA        1,165
     1,000   Series B, (ST AID
              WITHHOLDING),
             5.100% 11/01/03...........  Aa2       AA        1,061

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)          SEPTEMBER 30, 1998  (UNAUDITED)

PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             VIRGINIA -- (CONTINUED)
             Norfolk, Virginia, Capital
              Improvement, GO, (FGIC
              Insured):
$    1,000   5.375% 06/01/05...........  Aaa       AAA    $  1,085
     1,000   Series A,
             5.900% 02/01/06...........  A1        AA        1,068
     2,250   Norfolk, Virginia,
              Redevelopment and Housing
              Authority, Educational
              Facility Revenue,
              (Tidewater Community
              College Campus),
             5.875% 11/01/15...........  Aa        AA        2,442
     2,000   Norfolk, Virginia, Water
              Revenue, (MBIA Insured),
             5.700% 11/01/10...........  Aaa       AAA       2,209
             Portsmouth, Virginia,
              Public Improvement, GO,
              Pre-refunded:
     1,750   6.700% 08/01/03...........  NR        AA-       1,878
     1,000   6.800% 08/01/09...........  NR        AA-       1,075
     1,735   6.800% 08/01/06...........  NR        AA-       1,865
             Portsmouth, Virginia,
              Refunding, GO:
     1,000   5.000% 08/01/02...........  A3        AA-       1,044
     1,000   5.250% 08/01/04...........  A3        AA-       1,070
     1,465   Prince William County,
              Virginia, GO, Series A,
             6.200% 12/01/10...........  Aa2       AA        1,561
             Prince William County,
              Virginia, Industrial
              Development Authority,
              Hospital Revenue
              Refunding:
     1,775   (Potomoc Hospital
              Corporation Project), (GO
              of Hospital),
             6.550% 10/01/05...........  A2        NR        2,025
     1,300   (Prince William Hospital
              Project),
             5.625% 04/01/12...........  A2        NR        1,354
     3,500   (Potomac Hospital
              Corporation Project),
              (FSA Insured),
             5.000% 10/01/18...........  Aaa       NR        3,509
     1,000   Prince William County,
              Virginia, Park Authority
              Revenue,
              6.300% 10/15/07..........  NR        A-        1,124
     3,000   Prince William County,
              Virginia, Service
              Authority, Water and
              Sewer Systems, Revenue
              Refunding, (FGIC
              Insured),
             5.000% 07/01/21...........  Aaa       AAA       3,001
     1,000   Richmond, Virginia,
              Metropolitan Expressway
              Authority, Revenue
              Refunding, Series A,
              (FGIC Insured),
             5.650% 07/15/00...........  Aaa       AAA       1,036

PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             VIRGINIA -- (CONTINUED)
             Richmond, Virginia, Public
              Improvement, GO:
              Series A:
$    2,300   6.500% 01/15/02...........  A1        AA     $  2,491
     1,000   6.700% 01/15/11...........  AAA       AA        1,085
             Series B:
     1,430   5.500% 07/15/09...........  A1        AA        1,596
     1,000   (FGIC Insured),
             5.000% 01/15/21...........  Aaa       AAA       1,001
     1,000   Pre-refunded,
             6.200% 01/15/03...........  AAA       AA        1,074
             Roanoke, Virginia, Public
              Improvement, GO,
              Series B:
     1,000   5.800% 08/01/00...........  Aa3       AA        1,039
     3,295   6.000% 08/01/03...........  Aa3       AA        3,516
     1,115   Roanoke County, Virginia,
              Industrial Development,
              (Hollins College),
             5.200% 03/15/17...........  NR        A         1,135
     5,000   Southeastern Public
              Service Authority,
              Virginia, Series A,
              (MBIA Insured),
             5.100% 07/01/08...........  Aaa       AAA       5,335
             Spotsylvania County,
              Virginia, GO:
             Public Improvement:
     1,580   5.200% 07/15/01...........  A1        A+        1,643
     2,320   5.875% 07/15/09...........  A1        A+        2,531
             Refunding, (FSA Insured):
     1,100   4.375% 07/15/05...........  Aaa       AAA       1,132
     1,900   4.400% 07/15/06...........  A1        AAA       1,957
     2,000   4.400% 07/15/07...........  A1        A+        2,059
     2,535   Staunton, Virginia,
              Industrial Development
              Authority, Educational
              Facilities Revenue, (Mary
              Baldwin College Project),
              6.600% 11/01/14..........  NR        NR        2,797
             Suffolk, Virginia,
              Refunding and
              Improvement, GO:
     1,110   5.400% 08/01/04...........  A1        A         1,196
     1,500   5.750% 08/01/08...........  A1        A         1,636
     2,000   University of Virginia,
              Hospital Revenue Bond,
             6.000% 06/01/13...........  Aa3       AA        2,029
     2,000   Upper Occoquan, Virginia,
              Sewer Authority, Regional
              Sewer Revenue, (MBIA
              Insured),
             6.250% 07/01/05...........  AAA       AAA       2,172
             Virginia Beach, Virginia,
              GO:
     1,000   Pre-refunded,
             6.950% 06/01/06...........  NR        NR        1,071
             Refunding:
     1,000   5.550% 02/01/01...........  AA2       AA        1,042
     2,300   5.400% 07/15/08...........  AA2       AA        2,525
             Series A:
     1,000   6.900% 10/01/00...........  AA        AA        1,051
     1,000   6.850% 06/01/01...........  AA2       AA        1,070

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)          SEPTEMBER 30, 1998  (UNAUDITED)

PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             VIRGINIA -- (CONTINUED)
$    2,350   Virginia Biotechnology
              Research Park Authority,
              Lease Revenue, (Biotech
              Two Project),
             5.750% 09/01/05...........  Aa        AA     $  2,610
             Virginia College Building
              Authority, Educational
              Facilities Revenue,
              University of Richmond:
     2,000   5.625% 11/01/02...........  Aa2       AA-       2,093
     2,000   (Equipment Leasing
              Program),
             5.000% 02/01/02...........                      2,077
     2,100   Virginia Commonwealth
              Transportation Board
              Revenue,
             5.125% 05/15/19...........  Aa2       AA        2,125
             Virginia Port Authority,
              Commonwealth Port Fund
              Revenue, AMT, (MBIA
              Insured):
     1,340   5.750% 07/01/02...........  Aa2       AA        1,430
     1,000   5.650% 07/01/17...........  Aaa       AAA       1,074
     1,000   Virginia State, Resource
              Authority, Authority
              System Revenue,
             5.000% 05/01/18...........  NR        AA        1,003
     1,175   Virginia State, Higher
              Educational Institutions
              Revenue, GO,
             6.000% 06/01/01...........  Aaa       AAA       1,218
     1,695   Virginia State, Housing
              Development Authority,
              Commonwealth Mortgage,
              Series D, Sub-Series D-3,
              (GO of AUTH),
              6.100% 01/01/15..........  Aa1       AA+       1,818
     3,000   Virginia State, Public
              Building Authority,
              Series I, (School
              Findings),
              5.250% 08/01/10..........  Aa1       AA+       3,268
             Virginia State, Public
              Building Authority,
              Series A, (Correctional
              Facilities):
     2,000   5.800% 08/01/02...........  Aa        AA        2,127
             Series A, (State Aid
              Withholding):
     2,195   5.400% 01/01/08...........  Aa        AA        2,344
     5,000   5.000% 08/01/07...........  Aa2       AA        5,354
     1,480   Series B,
             5.100% 01/01/05...........  Aa        AA        1,578
     1,000   Virginia State, Public
              School Authority, Series
              A,
             6.500% 08/01/08...........  Aa2       AA        1,094
     3,500   Virginia State, Refunding,
              GO, Series B,
             4.800% 06/01/07...........  Aaa       AAA       3,675

PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             VIRGINIA -- (CONTINUED)
             Virginia State,
              Residential Authority,
              Water & Sewer System
              Revenue:
$    1,000   (Hopewell Regional
              Wastewater Facility),
              Series A,
             6.000% 10/01/15...........  NR        AA     $  1,093
     1,020   (Suffolk Project),
             5.500% 04/01/17...........  NR        AA        1,085
             Virginia State,
              Transportation Board
              Authority, Contract
              Revenue:
     2,105   5.100% 05/15/05...........  Aa2       AA        2,244
     3,000   Project A,
             4.900% 05/15/03...........  Aa2       AA        3,137
     3,150   Route 28,
             6.000% 04/01/02...........  Aa        AA        3,380
             Route 58, Series A:
       500   5.125% 05/15/19...........  Aa2       AA          504
     5,390   5.500% 05/15/09...........  Aa2       AA        5,775
     2,470   Virginia State, Water and
              Sewer Revenue Authority,
              Revenue Bond,
             5.150% 10/01/07...........  NR        AA        2,636
             Washington County,
              Virginia, Industrial
              Development Authority
              Hospital Facility
              Revenue, (Johnston
              Memorial Hospital):
     1,000   5.625% 07/01/02...........  A3        NR        1,041
     1,000   6.000% 07/01/14...........  A3        NR        1,132
     1,500   Winchester, Virginia,
              Industrial Development
              Authority Revenue, (AMBAC
              Insured),
             6.150% 01/01/99...........  Aaa       AAA       1,511
                                                          --------
                                                           248,556
                                                          --------
             ALASKA -- 1.9%
     1,000   Alaska State, Student Loan
              Corporation, Student Loan
              Revenue,
             Series A, AMT, (AMBAC
              Insured),
             5.250% 07/01/03...........  Aaa       AAA       1,046
     6,500   North Slope Boro Alaska
              Capitol Appreciation,
              Series A,
              (MBIA Insured),
              4.700% 06/30/09++........  Aaa       AAA       4,063
                                                          --------
                                                             5,109
                                                          --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)          SEPTEMBER 30, 1998  (UNAUDITED)

PRINCIPAL
  AMOUNT                                     RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
             DISTRICT OF COLUMBIA -- 0.8%
             Washington, D.C.,
              Metropolitan Airports
              Authority, Virginia
              General Airport Revenue,
              AMT:
$    1,000   Series A, (MBIA Insured),
              5.200% 10/01/02..........  Aaa       AAA    $  1,049
     1,000   Series B, (FGIC Insured),
              5.75% 10/01/03...........  Aaa       AAA       1,082
                                                          --------
                                                             2,131
                                                          --------
             MAINE -- 1.0%
     2,500   Baileyville, Maine,
              (Pollution Control
              Project),
             4.750% 06/01/05...........  Baa2      NR        2,567
                                                          --------
             NEW YORK -- 0.8%
     2,000   New York, NY, City
              Municipal Water Finance
              Authority & Sewer System
              Revenue -- Series D,
             5.00% 06/15/04............  A2        A-        2,113
                                                          --------
             OHIO -- 0.2%
       500   Dayton, Ohio, Special
              Facilities Revenue,
             6.200% 10/01/09...........  NR        BBB         548
                                                          --------
             TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $244,977)...................           261,024
                                                          --------


  SHARES
----------
             INVESTMENT COMPANY -- 2.5% (Cost $6,872)
 6,872,000   AIM Tax-Exempt Fund................             6,872
                                                          --------

             TOTAL INVESTMENTS
             (Cost $251,849*)..........   99.4%    267,896
                                                   -------
             OTHER ASSETS AND
             LIABILITIES (NET).........    0.6
             Cash...............................   $  1
             Receivable for fund shares sold....    398
             Dividends and interest
             receivable.........................   4,087
             Payable for fund shares redeemed...    (43)
             Investment advisory fee payable....    (68)
             Administration fees payable........    (17)
             Shareholder servicing and
             distribution fees payable..........    (83)
             Dividend payable...................   (956)
             Payable for investment securities
             purchased..........................   (1,597)
             Accrued trustees' fees and
             expenses...........................    (16)
             Accrued expenses and other
             liabilities........................   (105)
                                                   ----
             TOTAL OTHER ASSETS AND
             LIABILITIES (NET)..................   1,601
                                                   --------
             NET ASSETS................  100.0%    $269,497
                                                   ========

                                                           VALUE
                                                           (000)
------------------------------------------------------------------
            NET ASSET VALUE, OFFERING AND
            REDEMPTION PRICE PER SHARE
            PRIMARY A SHARES:
            ($203,241,000/18,307,701 shares
            outstanding)...............................     $11.10
                                                          ========
            INVESTOR A SHARES:
            ($54,614,000/4,919,581 shares
            outstanding)...............................     $11.10
                                                          ========
            INVESTOR B SHARES:
            ($10,430,000/939,535 shares
            outstanding)...............................     $11.10
                                                          ========
            INVESTOR C SHARES:
            ($1,212,000/109,167 shares
            outstanding)...............................     $11.10
                                                          ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income........   $    145
            Accumulated net realized loss
            on investments sold........................       (257)
            Net unrealized appreciation of
            investments................................     16,047
            Paid-in capital............................    253,562
                                                          --------
            NET ASSETS.................................   $269,497
                                                          ========

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $16,047,0000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $251,849,000.

Nations Virginia Intermediate Municipal Bond Fund had the following insurance concentrations greater than 10% at September 30, 1998 (as a percentage of net assets):

   MBIA                                                                   11.10%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS                        SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 97.3%
            VIRGINIA -- 94.9%
$  1,000    Augusta County, Virginia,
             Industrial Development
             Authority, Hospital
             Revenue Refunding,
             (Augusta Hospital
             Corporation), (AMBAC
             Insured),
             5.500% 09/01/15...........  Aaa       AAA    $  1,052
     475    Chesapeake, Virginia,
             Industrial Development
             Authority, Revenue
             Refunding, Port
             Facilities, (Cargill Inc.
             Project),
             5.875% 03/01/13...........  Aa3       NR          511
     500    Covington-Allegheny County,
             Virginia, Industrial
             Development Authority,
             PCR, (Westvaco Corporation
             Project),
             6.650% 09/01/18...........  A1        A           559
   1,000    Danville, Virginia,
             Industrial Development
             Authority, Hospital
             Revenue, Danville Regional
             Medical Center, (AMBAC
             Insured),
             5.250% 10/01/28...........  Aaa       AAA       1,070
     500    Dayton, Ohio, Special
             Facilities Revenue, Air
             Freight-D-Convertible,
             6.200% 10/01/09...........  NR        BBB         548
     500    Fairfax County, Virginia,
             Industrial Development
             Authority, Revenue
             Refunding, (Inova Health
             Systems Hospital Project),
             5.500% 08/15/10...........  Aa2       AA          543
   1,000    Fairfax County, Virginia,
             Sewer, Revenue Refunding,
             (AMBAC Insured),
             5.500% 11/15/13...........  Aaa       AAA       1,066
     500    Fairfax County, Virginia,
             Water Authority, Revenue
             Refunding,
             5.000% 04/01/21...........  Aa2       AA          519
     800    Giles County, Virginia,
             Industrial Development
             Authority, Revenue, Exempt
             Facilities, (Hoechst
             Celanese Corporation
             Project), AMT,
             5.950% 12/01/25...........  A2        A+          850
     400    Halifax County Virginia,
             Industrial Development
             Authority, Hospital
             Revenue (Halifax Regional
             Hospital, Inc.),
             5.2500% 09/01/17..........  NR        A           403

PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
$    400    Hampton, Virginia, Museum,
             Revenue Refunding,
             5.250% 01/01/09...........  NR        A      $    423
     500    Hanover County, Virginia,
             Industrial Development
             Authority, (Bon Secours
             Health System Projects),
             (MBIA Insured),
             5.500% 08/15/25...........  Aaa       AAA         524
     500    Henrico County, Virginia,
             Industrial Development
             Authority Revenue, Public
             Facilities Lease Revenue,
             7.000% 08/01/13...........  Aa2       AA          590
     500    Henry County,
             Virginia, GO,
             5.750% 07/15/07...........  A2        A           551
     700    James City County,
             Virginia, Public
             Improvement, GO, (FGIC
             Insured),
             5.250% 12/15/14...........  Aaa       AAA         738
            Loudoun County, Virginia,
             Industrial Development
             Authority, Hospital
             Revenue, (Loudoun Hospital
             Center), (FSA Insured):
     765     5.600% 06/01/09...........  Aaa       AAA         831
     500     5.800% 06/01/20...........  Aaa       AAA         539
     840    Norfolk Virginia, Capital
             Improvement, (FGIC
             Insured), GO,
             5.375% 06/01/05...........  Aaa       AAA         912
     500    Peninsula Ports Authority,
             Virginia, Health Care
             Facilities, Revenue
             Refunding, (Riverside
             Health Systems Project),
             Series A,
             6.625% 07/01/18...........  Aa2       AA-         552
     500    Pittsylvania County,
             Virginia, Public
             Improvement, GO,
             5.850% 07/01/08...........  A3        A           552
   1,000    Prince William County,
             Virginia, Industrial
             Development Authority,
             Lease Revenue, (ATCC
             Project),
             6.000% 02/01/14...........  A2        NR        1,077
     500    Prince William County,
             Virginia, Park Authority
             Revenue,
             6.875% 10/15/16...........  NR        A-          572
     500    Richmond, Virginia, GO,
             Revenue Refunding, Series
             B, (FGIC State Aid
             Withholding),
             5.000% 01/15/21...........  Aaa       AAA         500

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Municipal Bond Fund

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
$    800    Richmond, Virginia,
             Metropolitan Expressway
             Authority, Revenue
             Refunding, Series B, (FGIC
             Insured),
             6.250% 07/15/22...........  Aaa       AAA    $    876
   1,390    Rivanna, Virginia, Regional
             Water and Sewer Authority,
             Regional Water and Sewer
             Systems, Revenue
             Refunding,
             6.450% 10/01/12...........  Aa        NR        1,514
   1,000    Roanoke County, Virginia,
             Water System Revenue,
             Refunding, (FGIC Insured),
             5.000% 07/01/21...........  Aaa       AAA       1,001
     500    Spotsylvania County,
             Virginia, Refunding, (FSA
             Insured),
             4.500% 07/15/08...........  Aaa       AAA         516
   1,000    Staunton, Virginia,
             Industrial Development
             Authority, Educational
             Facilities Revenue, (Mary
             Baldwin College Project),
             6.600% 11/01/14...........  NR        NR        1,103
     500    Upper Occoquan, Virginia,
             Sewer Authority, Regional
             Sewer Revenue, Series A,
             (MBIA Insured),
             5.000% 07/01/25...........  A         NR          500
     500    Virginia Beach, Virginia,
             Public Improvement
             Refunding, GO,
             5.750% 11/01/08...........  Aa2       AA          555
            Virginia Commonwealth,
             Virginia Transportation
             Program Revenue, (Northern
             Virginia Transportation
             District PG -- B):
     555     5.000% 05/15/14...........  Aa2       AA          572
   1,000     (Oak Grove Connector,
             Series A), 5.250%
             05/15/22..................  Aa2       AA        1,026
     640    Virginia State, Public
             School Authority Revenue,
             Series A, (State Aid
             Withholding),
             6.125% 08/01/11...........  Aa2       AA          716
     820    Virginia State, Resource
             Authority, Sewer Systems
             Revenue, (Harrisonburg-
             Rockingham),
             4.700% 05/01/11...........  NR        AA          840
     750    Virginia State, Resource
             Authority, Sewer Systems
             Revenue, (Hopewell
             Regional Wastewater
             Facility),
             Series A, AMT,
             6.000% 10/01/15...........  NR        AA          819

PRINCIPAL
 AMOUNT                                      RATING        VALUE
  (000)                                  MOODY'S   S&P     (000)
------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
$    500    Virginia State, Resource
             Authority, Water and Sewer
             Systems Revenue, (Fauquier
             County Water and
             Sanitation Authority),
             Series C,
             6.125% 05/01/14...........  NR        AA     $    554
     800    West Point, Virginia,
             Industrial Development
             Authority, Solid Waste
             Disposal Revenue,
             (Chesapeake Corporation
             Project), Series A, AMT,
             6.375% 03/01/19...........  Baa3      BBB         864
                                                          --------
                                                            26,938
                                                          --------
            TEXAS -- 2.4%
   2,420    Galena Park Texas,
             Independent School
             District, Capital
             Appreciation, Revenue
             Refunding, (PSFG Insured),
             GO,
             6.375% 08/15/24++.........  Aaa       NR          682
                                                          --------
            TOTAL MUNICIPAL BONDS AND NOTES
             (Cost $25,443).....................            27,620
                                                          --------


 SHARES
---------
            INVESTMENT COMPANY -- 1.7% (Cost $476)
 476,000    AIM Tax-Exempt Fund........................        476
                                                          --------

             TOTAL INVESTMENTS (Cost $25,919*)....    99.0%   28,096
                                                             -------
             OTHER ASSETS AND                          1.0
              LIABILITIES (NET)...................
             Cash.........................................   $     1
             Receivable for fund shares sold..............         3
             Dividends and interest receivable............       431
             Payable for fund shares redeemed.............       (65)
             Investment advisory fee payable..............        (7)
             Administration fees payable..................        (2)
             Shareholder servicing and distribution fees
              payable.....................................       (60)
             Accrued trustees' fees and expenses..........        (2)
             Accrued expenses and other liabilities.......       (24)
                                                             -------
             TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................       275
                                                             -------
             NET ASSETS...........................   100.0%  $28,371
                                                              ------
                                                              ------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Municipal Bond Fund

-------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)          SEPTEMBER 30, 1998 (UNAUDITED)

                                                              VALUE
                                                              (000)
--------------------------------------------------------------------


             NET ASSET VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE
             PRIMARY A SHARES:
              ($13,386,000/1,315,613 shares
              outstanding)................................    $10.17
                                                             =======
             INVESTOR A SHARES:
              ($1,290,000/126,824 shares outstanding).....    $10.17
                                                             =======
             INVESTOR B SHARES:
              ($13,692,000/1,345,774 shares
              outstanding)................................    $10.17
                                                             =======
             INVESTOR C SHARES:
              ($3,000/285 shares outstanding).............    $10.17
                                                             =======
             NET ASSETS CONSIST OF:
             Undistributed net investment income..........   $     7
             Accumulated net realized loss
              on investments sold.........................      (617)
             Net unrealized appreciation of investments...     2,177
             Paid-in capital..............................    26,804
                                                             -------
             NET ASSETS...................................   $28,371
                                                              ======

---------------

* Federal Income Tax Information: Net Unrealized appreciation of investment securities was comprised of gross appreciation of $2,177,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes as $25,919,000.

++Zero coupon security. The rate shown reflects the yield to maturity.

Nations Virginia Municipal Bond Fund had the following insurance concentrations greater than 10% at September 30, 1998 (as a percentage of net assets):

   FGIC                                                                   14.19%
   AMBAC                                                                  11.23%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENT OF NET ASSETS  (CONTINUED)           SEPTEMBER 30, 1998 (UNAUDITED)


COMPREHENSIVE ABBREVIATIONS LISTING FOR ALL 09/30/98 NATIONS
 MUNICIPAL BOND FUNDS:
 AMBAC           American Municipal Bond Assurance
                  Corporation
 AMBAC-TCRS      American Municipal Bond Assurance
                  Corporation -- Transferable Custodial
                  Receipts
 AMT             Alternative Minimum Tax
 CGIC            Capital Guaranty Insurance Corporation
 CONNIE LEE      College Construction Loan Insurance
                  Association
 ETM             Escrow to Maturity
 FGIC            Financial Guaranty Insurance Company
 FHLMC COLL      Federal Home Loan Mortgage Corporation
                  collateral
 FHA             Federal Housing Authority
 FNMA COLL       Federal National Mortgage Association
                  collateral
 FSA             Financial Security Assurance
 GCO             General Contractual Obligation
 GO              General Obligation
 GNMA COLL       Government National Mortgage Association
                  collateral
 GTY-AGMT        Guarantee Agreement
 GTD STD LNS     Guaranteed Student Loans
 IBC             Insured Bond Certificate
 IDA             Industrial Development Authority
 LOC             Letter of Credit
 MHF             Maryland Housing Fund
 MBIA            Municipal Bond Insurance Association
 NR              Not Rated
 PCR             Pollution Control Revenue
 PSF-GTD         Permanent School Fund Guaranteed
 PUFG            Permanent University Fund Guarantee
 SCSDE           South Carolina School District Enhancement
 SCH BD GTY      School Bond Guarantee
 ST AID
   WITHHLDG      State Aid Withholding
 ST GTD          State Guaranteed
 VA              Veterans Association

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS                                          (UNAUDITED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998
In thousands

                                                                                                           FLORIDA
                                                              SHORT-TERM    INTERMEDIATE                 INTERMEDIATE
                                                              MUNICIPAL      MUNICIPAL      MUNICIPAL     MUNICIPAL
                                                                INCOME          BOND         INCOME          BOND
                                                              -------------------------------------------------------
INVESTMENT INCOME:
Interest....................................................    $2,541        $22,724        $15,659        $5,770
Dividends...................................................        38            218             56            62
                                                                ------        -------        -------        ------
    Total investment income.................................     2,579         22,942         15,715         5,832
                                                                ------        -------        -------        ------
EXPENSES:
Investment advisory fee.....................................       284          2,254          1,768           560
Administration fee..........................................        56            451            295           112
Transfer agent fees.........................................        41            206            126            54
Custodian fees..............................................         7             33             25            12
Legal and audit fees........................................         9             31             25            13
Trustees' fees and expenses.................................         1             11              7             3
Amortization of organization costs..........................         5             --             --            --
Interest expense............................................         3             --             --            --*
Registration and filing fees................................        19             33             78             9
Other.......................................................         9             37             29            16
                                                                ------        -------        -------        ------
    Subtotal................................................       434          3,056          2,353           779
Shareholder servicing and distribution fees
  Investor A Shares.........................................        30             12             26            14
  Investor B Shares.........................................        65             11             77            20
  Investor C Shares.........................................        22              9             11             2
Fees waived by investment adviser, administrator and/or
  distributor...............................................      (267)          (812)          (605)         (227)
                                                                ------        -------        -------        ------
    Total expenses..........................................       284          2,276          1,862           588
                                                                ------        -------        -------        ------
NET INVESTMENT INCOME.......................................     2,295         20,666         13,853         5,244
                                                                ------        -------        -------        ------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments............................        50          2,103          1,238           100
Net change in unrealized appreciation of investments........       511         12,729         12,102         3,036
                                                                ------        -------        -------        ------
Net realized and unrealized gain/(loss) on investments......       561         14,832         13,340         3,136
                                                                ------        -------        -------        ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $2,856        $35,498        $27,193        $8,380
                                                                ======        =======        =======        ======

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS  (CONTINUED)                             (UNAUDITED)

                  GEORGIA                    MARYLAND                 NORTH CAROLINA
     FLORIDA    INTERMEDIATE    GEORGIA    INTERMEDIATE   MARYLAND     INTERMEDIATE
    MUNICIPAL    MUNICIPAL     MUNICIPAL    MUNICIPAL     MUNICIPAL     MUNICIPAL
      BOND          BOND         BOND          BOND         BOND           BOND
    --------------------------------------------------------------------------------
     $3,624        $3,747        $501         $3,971       $  652         $5,039
         45             1          11             43           11             48
     ------        ------        ----         ------       ------         ------
      3,669         3,748         512          4,014          663          5,087
     ------        ------        ----         ------       ------         ------
        408           371          59            396           80            496
         68            74          10             79           13             99
         28            36           6             34            8             48
          8            10           5              9            5             11
         10            11           5             13            6             12
          1             2          --*             2           --*             2
         --            --          --             --           --*            --
         --*           --*         --*            --           --*            --*
         15             5           4             32            6              5
         10            12           5             15            9             11
     ------        ------        ----         ------       ------         ------
        548           521          94            580          127            684
         72            14           1             20            2             12
         86            37          51             26           61             34
         --*            5          --*             2           --*             1
       (168)         (162)        (44)          (193)         (57)          (197)
     ------        ------        ----         ------       ------         ------
        538           415         102            435          133            534
     ------        ------        ----         ------       ------         ------
      3,131         3,333         410          3,579          530          4,553
     ------        ------        ----         ------       ------         ------
        195           473          21            212           28            266
      3,650         2,170         485          2,775          573          2,687
     ------        ------        ----         ------       ------         ------
      3,845         2,643         506          2,987          601          2,953
     ------        ------        ----         ------       ------         ------
     $6,976        $5,976        $916         $6,566       $1,131         $7,506
     ======        ======        ====         ======       ======         ======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS  (CONTINUED)                             (UNAUDITED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998
In thousands

                                                                                SOUTH CAROLINA
                                                              NORTH CAROLINA     INTERMEDIATE     SOUTH CAROLINA
                                                                MUNICIPAL         MUNICIPAL         MUNICIPAL
                                                                   BOND              BOND              BOND
                                                              --------------------------------------------------
INVESTMENT INCOME:
Interest....................................................      $  891           $ 7,150             $576
Dividends...................................................          20                 4               12
                                                                  ------           -------             ----
    Total investment income.................................         911             7,154              588
                                                                  ------           -------             ----
EXPENSES:
Investment advisory fee.....................................         105               680               67
Administration fee..........................................          18               136               11
Transfer agent fees.........................................          10                66                7
Custodian fees..............................................           5                14                5
Legal and audit fees........................................           7                16                6
Trustees' fees and expenses.................................          --*                3               --*
Amortization of organization costs..........................          --*               --               --*
Interest expense............................................          --                 1               --
Registration and filing fees................................           5                 5                4
Other.......................................................           7                18                5
                                                                  ------           -------             ----
    Subtotal................................................         157               939              105
Shareholder servicing and distribution fees
  Investor A Shares.........................................           1                19                1
  Investor B Shares.........................................         128                35               53
  Investor C Shares.........................................          --*                9               --*
Fees waived and/or expenses reimbursed by investment
  adviser, administrator and/or distributor.................         (71)             (271)             (46)
                                                                  ------           -------             ----
    Total expenses..........................................         215               731              113
                                                                  ------           -------             ----
NET INVESTMENT INCOME.......................................         696             6,423              475
                                                                  ------           -------             ----
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments............................          11               320               --
Net change in unrealized appreciation of investments........         747             3,581              505
                                                                  ------           -------             ----
Net realized and unrealized gain on investments.............         758             3,901              505
                                                                  ------           -------             ----
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................................      $1,454           $10,324             $980
                                                                  ======           =======             ====

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS  (CONTINUED)                             (UNAUDITED)

     TENNESSEE                    TEXAS                     VIRGINIA
    INTERMEDIATE   TENNESSEE   INTERMEDIATE     TEXAS     INTERMEDIATE   VIRGINIA
     MUNICIPAL     MUNICIPAL    MUNICIPAL     MUNICIPAL    MUNICIPAL     MUNICIPAL
        BOND         BOND          BOND         BOND          BOND         BOND
    ------------------------------------------------------------------------------
       $1,259        $282        $10,153        $441         $6,297       $  692
           12           4             64          11            111           21
       ------        ----        -------        ----         ------       ------
        1,271         286         10,217         452          6,408          713
       ------        ----        -------        ----         ------       ------
          126          33            980          52            627           82
           25           6            196           9            126           14
           15           5             92           6             58            8
            6           4             18           4             12            5
            7           5             16           6             20            6
            1          --*             4          --*             3           --*
           --*         --*            --           1             --           --*
           --           1              1          --*            --           --
            4           4              5           4             13            5
            8           5             17           6             27            6
       ------        ----        -------        ----         ------       ------
          192          63          1,329          88            886          126
           10           1              4           1             69            2
           14          24             11          41             49           67
           --*         --*             1          --*             6           --*
          (70)        (33)          (352)        (42)          (284)         (55)
       ------        ----        -------        ----         ------       ------
          146          55            993          88            726          140
       ------        ----        -------        ----         ------       ------
        1,125         231          9,224         364          5,682          573
       ------        ----        -------        ----         ------       ------
           58          54            987          43              6           --
          735         182          4,458         295          4,244          628
       ------        ----        -------        ----         ------       ------
          793         236          5,445         338          4,250          628
       ------        ----        -------        ----         ------       ------
       $1,918        $467        $14,669        $702         $9,932       $1,201
       ======        ====        =======        ====         ======       ======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
In thousands

                                                                   SHORT-TERM                           INTERMEDIATE
                                                                MUNICIPAL INCOME                       MUNICIPAL BOND
                                                        --------------------------------      --------------------------------
                                                        SIX MONTHS ENDED                      SIX MONTHS ENDED
                                                            09/30/98          YEAR ENDED          09/30/98          YEAR ENDED
                                                          (UNAUDITED)          03/31/98         (UNAUDITED)          03/31/98
                                                        ----------------------------------------------------------------------
Net investment income.................................      $  2,295           $  4,087           $ 20,666           $ 30,021
Net realized gain/(loss) on investments...............            50                274              2,103              6,161
Net change in unrealized appreciation/(depreciation)
  of investments......................................           511                564             12,729              9,021
                                                            --------           --------           --------           --------
Net increase in net assets resulting from
  operations..........................................         2,856              4,925             35,498             45,203
Distributions to shareholders from net investment
  income:
  Primary A Shares....................................        (1,502)            (2,665)           (20,387)           (29,730)
  Investor A Shares...................................          (464)              (959)              (200)              (178)
  Investor B Shares...................................          (244)              (446)               (42)               (72)
  Investor C Shares...................................           (85)               (26)               (36)               (41)
Distributions to shareholders from net realized gains
  on investments:
  Primary A Shares....................................            --                 --             (2,199)            (3,319)
  Investor A Shares...................................            --                 --                (16)               (14)
  Investor B Shares...................................            --                 --                 (6)                (8)
  Investor C Shares...................................            --                 --                 (4)                (6)
Net increase/(decrease) in net assets from Fund share
  transactions........................................        16,050             27,409             30,972            752,910
                                                            --------           --------           --------           --------
Net increase/(decrease) in net assets.................        16,611             28,238             43,580            764,745
NET ASSETS:
Beginning of period...................................       109,461             81,223            877,254            112,509
                                                            --------           --------           --------           --------
End of period.........................................      $126,072           $109,461           $920,834           $877,254
                                                            ========           ========           ========           ========
Undistributed net investment income at end of
  period..............................................      $     39           $     39           $    553           $    552
                                                            ========           ========           ========           ========

---------------

* Amount represents less than $500

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)

                                        FLORIDA INTERMEDIATE                   FLORIDA
          MUNICIPAL INCOME                 MUNICIPAL BOND                  MUNICIPAL BOND
    -----------------------------   -----------------------------   -----------------------------
    SIX MONTHS ENDED                SIX MONTHS ENDED                SIX MONTHS ENDED
        09/30/98       YEAR ENDED       09/30/98       YEAR ENDED       09/30/98       YEAR ENDED
      (UNAUDITED)       03/31/98      (UNAUDITED)       03/31/98      (UNAUDITED)       03/31/98
-------------------------------------------------------------------------------------------------
        $ 13,853        $ 19,347        $  5,244        $  7,409        $  3,131        $ 2,013
           1,238           6,906             100             188             195             43
          12,102          11,577           3,036           3,444           3,650          2,230
        --------        --------        --------        --------        --------        -------
          27,193          37,830           8,380          11,041           6,976          4,286
         (12,373)        (17,832)         (4,906)         (6,996)         (1,475)        (1,194)
            (828)           (795)           (254)           (265)         (1,318)           (89)
            (554)           (618)            (76)           (138)           (332)          (727)
             (98)           (102)             (8)            (10)             (6)            (3)
            (960)         (2,020)             --              --              --             --
             (40)            (74)             --              --              --             --
             (32)            (64)             --              --              --             --
              (5)            (14)             --              --              --             --
         161,394         368,564          16,631         153,428         116,208          5,909
        --------        --------        --------        --------        --------        -------
         173,697         384,875          19,767         157,060         120,053          8,182
         493,538         108,663         214,710          57,650          46,456         38,274
        --------        --------        --------        --------        --------        -------
        $667,235        $493,538        $234,477        $214,710        $166,509        $46,456
        ========        ========        ========        ========        ========        =======
        $    513        $    513        $     --*       $     --*       $     19        $    19
        ========        ========        ========        ========        ========        =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)
In thousands

                                                                  GEORGIA INTERMEDIATE                   GEORGIA
                                                                     MUNICIPAL BOND                  MUNICIPAL BOND
                                                              -----------------------------   -----------------------------
                                                              SIX MONTHS ENDED                SIX MONTHS ENDED
                                                                  09/30/98       YEAR ENDED       09/30/98       YEAR ENDED
                                                                (UNAUDITED)       03/31/98      (UNAUDITED)       03/31/98
                                                              -------------------------------------------------------------
Net investment income.......................................      $  3,333        $  5,114        $   410         $   717
Net realized gain/(loss) on investments.....................           473           1,003             21             120
Net change in unrealized appreciation/(depreciation) of
  investments...............................................         2,170           2,219            485             720
                                                                  --------        --------        -------         -------
Net increase in net assets resulting from operations........         5,976           8,336            916           1,557
Distributions to shareholders from net investment income:
  Primary A Shares..........................................        (2,924)         (4,359)          (204)           (303)
  Investor A Shares.........................................          (251)           (406)           (14)            (18)
  Investor B Shares.........................................          (140)           (290)          (192)           (395)
  Investor C Shares.........................................           (17)            (65)            --*             (2)
Distributions to shareholders from net realized gains on
  investments:
  Primary A Shares..........................................          (127)           (509)            --              --
  Investor A Shares.........................................           (10)            (40)            --              --
  Investor B Shares.........................................            (7)            (30)            --              --
  Investor C Shares.........................................            (1)             (7)            --              --
Net increase/(decrease) in net assets from Fund share
  transactions..............................................        18,932          79,018          3,141           1,849
                                                                  --------        --------        -------         -------
Net increase/(decrease) in net assets.......................        21,431          81,648          3,647           2,688
NET ASSETS:
Beginning of period.........................................       143,512          61,864         18,700          16,012
                                                                  --------        --------        -------         -------
End of period...............................................      $164,943        $143,512        $22,347         $18,700
                                                                  ========        ========        =======         =======
Undistributed net investment income at end of period........      $     11        $     11        $     9         $     8
                                                                  ========        ========        =======         =======

---------------

* Amount represents less than $500

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)

        MARYLAND INTERMEDIATE                 MARYLAND               NORTH CAROLINA INTERMEDIATE
           MUNICIPAL BOND                  MUNICIPAL BOND                  MUNICIPAL BOND
    -----------------------------   -----------------------------   -----------------------------
    SIX MONTHS ENDED                SIX MONTHS ENDED                SIX MONTHS ENDED
        09/30/98       YEAR ENDED       09/30/98       YEAR ENDED       09/30/98       YEAR ENDED
      (UNAUDITED)       03/31/98      (UNAUDITED)       03/31/98      (UNAUDITED)       03/31/98
-------------------------------------------------------------------------------------------------
        $  3,579        $  4,268        $   530         $   759         $  4,553        $  6,273
             212              35             28              49              266             643
           2,775           2,605            573             850            2,687           2,119
        --------        --------        -------         -------         --------        --------
           6,566           6,908          1,131           1,658            7,506           9,035
          (3,123)         (3,395)          (278)           (351)          (4,206)         (5,650)
            (345)           (695)           (38)            (76)            (213)           (305)
             (99)           (174)          (213)           (332)            (131)           (264)
             (12)            (62)            (1)             --*              (4)            (53)
              --              --             --              --             (217)             --
              --              --             --              --              (11)             --
              --              --             --              --               (8)             --
              --              --             --              --               --*             --
          94,412          18,484          7,781           7,019            5,303         153,481
        --------        --------        -------         -------         --------        --------
          97,399          21,066          8,382           7,918            8,019         156,244
         105,918          84,852         22,025          14,107          195,983          39,739
        --------        --------        -------         -------         --------        --------
        $203,317        $105,918        $30,407         $22,025         $204,002        $195,983
        ========        ========        =======         =======         ========        ========
        $     --        $     --        $     7         $     7         $     81        $     81
        ========        ========        =======         =======         ========        ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)
In thousands

                                                                 NORTH CAROLINA               SOUTH CAROLINA INTERMEDIATE
                                                                 MUNICIPAL BOND                      MUNICIPAL BOND
                                                        ---------------------------------    ------------------------------
                                                        SIX MONTHS ENDED                     SIX MONTHS ENDED
                                                            09/30/98         YEAR ENDED          09/30/98        YEAR ENDED
                                                          (UNAUDITED)         03/31/98         (UNAUDITED)        03/31/98
                                                        -------------------------------------------------------------------
Net investment income.................................      $   696            $ 1,214           $  6,423         $  9,655
Net realized gain/(loss) on investments...............           11                 72                320              660
Net change in unrealized appreciation/(depreciation)
  of investments......................................          747              1,539              3,581            3,345
                                                            -------            -------           --------         --------
Net increase in net assets resulting from
  operations..........................................        1,454              2,825             10,324           13,660
Distributions to shareholders from net investment
  income:
  Primary A Shares....................................         (187)              (221)            (5,907)          (8,701)
  Investor A Shares...................................          (27)               (29)              (341)            (527)
  Investor B Shares...................................         (482)              (963)              (138)            (261)
  Investor C Shares...................................           --*                (1)               (37)            (166)
Distributions to shareholders from net realized gains
  on investments:
  Primary A Shares....................................           --                 --               (280)            (117)
  Investor A Shares...................................           --                 --                (16)              (5)
  Investor B Shares...................................           --                 --                 (8)              (3)
  Investor C Shares...................................           --                 --                 (2)              (2)
Net increase/(decrease) in net assets from Fund share
  transactions........................................        6,106              3,072             (7,226)         202,463
                                                            -------            -------           --------         --------
Net increase/(decrease) in net assets.................        6,864              4,683             (3,631)         206,341
NET ASSETS:
Beginning of period...................................       32,252             27,569            276,551           70,210
                                                            -------            -------           --------         --------
End of period.........................................      $39,116            $32,252           $272,920         $276,551
                                                            =======            =======           ========         ========
Undistributed net investment income at end of
  period..............................................      $    24            $    24           $     24         $     24
                                                            =======            =======           ========         ========

---------------

* Amount represents less than $500

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)

             SOUTH CAROLINA                 TENNESSEE INTERMEDIATE                  TENNESSEE
             MUNICIPAL BOND                     MUNICIPAL BOND                   MUNICIPAL BOND
    --------------------------------   --------------------------------   -----------------------------
    SIX MONTHS ENDED                   SIX MONTHS ENDED                   SIX MONTHS ENDED
        09/30/98        YEAR ENDED         09/30/98        YEAR ENDED         09/30/98       YEAR ENDED
      (UNAUDITED)        03/31/98        (UNAUDITED)        03/31/98        (UNAUDITED)       03/31/98
    ---------------------------------------------------------------------------------------------------
        $   475           $   828          $ 1,125           $ 1,695          $   231         $   428
             --               (39)              58               126               54              63
            505               923              735               763              182             444
        -------           -------          -------           -------          -------         -------
            980             1,712            1,918             2,584              467             935
           (245)             (332)            (896)           (1,272)            (114)           (170)
            (26)              (60)            (177)             (305)             (26)            (61)
           (202)             (434)             (52)             (118)             (90)           (195)
             (1)               (2)              --*               --*              (1)             (2)
             --                (5)              --                --               --              --
             --                (1)              --                --               --              --
             --               (10)              --                --               --              --
             --                --*              --                --               --              --
          1,853             2,252              553            30,429             (662)          1,480
        -------           -------          -------           -------          -------         -------
          2,359             3,120            1,346            31,318             (426)          1,987
         21,394            18,274           50,079            18,761           10,957           8,970
        -------           -------          -------           -------          -------         -------
        $23,753           $21,394          $51,425           $50,079          $10,531         $10,957
        =======           =======          =======           =======          =======         =======
        $     7           $     7          $     4           $     4          $    14         $    14
        =======           =======          =======           =======          =======         =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)
In thousands

                                                              TEXAS INTERMEDIATE
                                                                MUNICIPAL BOND                 TEXAS MUNICIPAL BOND
                                                        ------------------------------    ------------------------------
                                                        SIX MONTHS ENDED                  SIX MONTHS ENDED
                                                            09/30/98        YEAR ENDED        09/30/98        YEAR ENDED
                                                          (UNAUDITED)        03/31/98       (UNAUDITED)        03/31/98
                                                        ----------------------------------------------------------------
Net investment income.................................      $  9,224         $ 12,207         $   364          $   719
Net realized gain/(loss) on investments...............           987              908              43              187
Net change in unrealized appreciation/(depreciation)
  of investments......................................         4,458            3,698             295              744
                                                            --------         --------         -------          -------
Net increase in net assets resulting from
  operations..........................................        14,669           16,813             702            1,650
Distributions to shareholders from net investment
  income:
  Primary A Shares....................................        (9,106)         (12,036)           (193)            (323)
  Investor A Shares...................................           (71)             (64)            (12)             (18)
  Investor B Shares...................................           (41)             (86)           (157)            (373)
  Investor C Shares...................................            (5)             (21)             (2)              (5)
Net increase/(decrease) in net assets from Fund share
  transactions........................................         2,214          357,861            (389)            (222)
                                                            --------         --------         -------          -------
Net increase/(decrease) in net assets.................         7,660          362,467             (51)             709
NET ASSETS:
Beginning of period...................................       390,913           28,446          16,919           16,210
                                                            --------         --------         -------          -------
End of period.........................................      $398,573         $390,913         $16,868          $16,919
                                                            ========         ========         =======          =======
Undistributed net investment income at end of
  period..............................................      $      8         $      8         $    28          $    29
                                                            ========         ========         =======          =======

---------------
* Amount represents less than $500

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS  (CONTINUED)

        VIRGINIA INTERMEDIATE
           MUNICIPAL BOND              VIRGINIA MUNICIPAL BOND
    -----------------------------   -----------------------------
    SIX MONTHS ENDED                SIX MONTHS ENDED
        09/30/98       YEAR ENDED       09/30/98       YEAR ENDED
      (UNAUDITED)       03/31/98      (UNAUDITED)       03/31/98
    -------------------------------------------------------------
        $  5,682        $ 10,395        $   573         $ 1,002
               6             480             --              50
           4,244           6,166            628           1,203
        --------        --------        -------         -------
           9,932          17,041          1,201           2,255
          (4,256)         (7,365)          (291)           (394)
          (1,217)         (2,413)           (28)            (44)
            (187)           (397)          (254)           (562)
             (22)           (221)            --*             (1)
          28,606           8,526          2,410           3,610
        --------        --------        -------         -------
          32,856          15,171          3,038           4,864
         236,641         221,470         25,333          20,469
        --------        --------        -------         -------
        $269,497        $236,641        $28,371         $25,333
        ========        ========        =======         =======
        $    145        $    146        $     7         $     7
        ========        ========        =======         =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY

                                                                     SHORT-TERM MUNICIPAL INCOME
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 1998         YEAR ENDED
                                                                  (UNAUDITED)           MARCH 31, 1998
                                                              --------------------    ------------------
                                                              SHARES      DOLLARS     SHARES    DOLLARS
                                                              (000)        (000)      (000)      (000)
                                                              ------------------------------------------
PRIMARY A SHARES:
  Sold......................................................   2,345      $ 23,542     5,491    $ 55,100
  Issued as reinvestment of dividends.......................       8            86         2          19
  Redeemed..................................................  (2,306)      (23,168)   (4,590)    (45,983)
                                                              ------      --------    ------    --------
  Net increase/(decrease)...................................      47           460       903       9,136
                                                              ------      --------    ------    --------
INVESTOR A SHARES:
  Sold......................................................   3,088        31,079     4,262      42,742
  Issued as reinvestment of dividends.......................      43           432        84         846
  Redeemed..................................................  (1,806)      (18,151)   (2,846)    (28,614)
                                                              ------      --------    ------    --------
  Net increase/(decrease)...................................   1,325        13,360     1,500      14,974
                                                              ------      --------    ------    --------
INVESTOR B SHARES:
  Sold......................................................     265         2,662     1,111      11,128
  Issued as reinvestment of dividends.......................      23           227        41         412
  Redeemed..................................................    (213)       (2,134)     (854)     (8,545)
                                                              ------      --------    ------    --------
  Net increase/(decrease)...................................      75           755       298       2,995
                                                              ------      --------    ------    --------
INVESTOR C SHARES:
  Sold......................................................     424         4,261       115       1,155
  Issued as reinvestment of dividends.......................       8            81         3          24
  Redeemed..................................................    (285)       (2,867)      (88)       (875)
                                                              ------      --------    ------    --------
  Net increase/(decrease)...................................     147         1,475        30         304
                                                              ------      --------    ------    --------
Total net increase/(decrease)...............................   1,594      $ 16,050     2,731    $ 27,409
                                                              ======      ========    ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY  (CONTINUED)

                                                                     INTERMEDIATE MUNICIPAL BOND
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 1998         YEAR ENDED
                                                                  (UNAUDITED)           MARCH 31, 1998
                                                              --------------------    ------------------
                                                              SHARES      DOLLARS     SHARES    DOLLARS
                                                              (000)        (000)      (000)      (000)
                                                              ------------------------------------------
PRIMARY A SHARES:
  Sold......................................................   9,645      $ 99,560    11,793    $121,102
  Issued in exchange for Pilot Shares of Pilot:
    Intermediate Municipal Fund (Note 8)....................      --            --    21,603     218,049
  Issued in exchange for assets of NationsBank Common Trust:
    Intermediate Municipal Bond Fund (Note 8)...............      --            --    49,075     502,041
  Issued as reinvestment of dividends.......................      46           380        51         522
  Redeemed..................................................  (7,309)      (75,567)   (9,181)    (94,446)
                                                              ------      --------    ------    --------
  Net increase/(decrease)...................................   2,382        24,373    73,341     747,268
                                                              ------      --------    ------    --------
INVESTOR A SHARES:
  Sold......................................................     890         9,155       461       4,748
  Issued in exchange for Class A Shares of Pilot:
    Intermediate Municipal Fund (Note 8)....................      --            --        83         835
  Issued as reinvestment of dividends.......................      11           118        11         115
  Redeemed..................................................    (282)       (2,900)     (132)     (1,362)
                                                              ------      --------    ------    --------
  Net increase/(decrease)...................................     619         6,373       423       4,336
                                                              ------      --------    ------    --------
INVESTOR B SHARES:
  Sold......................................................      27           275        66         679
  Issued as reinvestment of dividends.......................       3            30         4          44
  Redeemed..................................................      (6)          (64)      (22)       (232)
                                                              ------      --------    ------    --------
  Net increase/(decrease)...................................      24           241        48         491
                                                              ------      --------    ------    --------
INVESTOR C SHARES:
  Sold......................................................      64           661       190       1,958
  Issued as reinvestment of dividends.......................       4            39         5          45
  Redeemed..................................................     (69)         (715)     (116)     (1,188)
                                                              ------      --------    ------    --------
  Net increase/(decrease)...................................      (1)          (15)       79         815
                                                              ------      --------    ------    --------
Total net increase/(decrease)...............................   3,021      $ 30,972    73,891    $752,910
                                                              ======      ========    ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY  (CONTINUED)

                                                                          MUNICIPAL INCOME
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1998        YEAR ENDED
                                                                 (UNAUDITED)          MARCH 31, 1998
                                                              ------------------    ------------------
                                                              SHARES    DOLLARS     SHARES    DOLLARS
                                                              (000)      (000)      (000)      (000)
                                                              ----------------------------------------
PRIMARY A SHARES:
  Sold......................................................  5,554     $ 63,608    7,932     $ 89,846
  Issued in exchange for Pilot Shares of Pilot:
    Municipal Bond Fund (Note 8)............................     --           --    17,965     198,167
  Issued in exchange for assets of NationsBank Common Trust:
    Municipal Bond Fund (Note 8)............................     --           --    14,127     159,212
  Issued in exchange for assets of NationsBank Common Trust:
    Municipal Bond Fund (Note 8)............................  11,784     135,044       --           --
  Issued as reinvestment of dividends.......................     19          198       32          359
  Redeemed..................................................  (3,579)    (41,078)   (7,317)    (82,863)
                                                              ------    --------    ------    --------
  Net increase/(decrease)...................................  13,778     157,772    32,739     364,721
                                                              ------    --------    ------    --------
INVESTOR A SHARES:
  Sold......................................................    605        6,897      841        9,493
  Issued in exchange for Class A Shares of Pilot:
    Municipal Bond Fund (Note 8)............................     --           --      147        1,622
  Issued as reinvestment of dividends.......................     19          267       42          480
  Redeemed..................................................   (230)      (2,630)    (737)      (8,324)
                                                              ------    --------    ------    --------
  Net increase/(decrease)...................................    394        4,534      293        3,271
                                                              ------    --------    ------    --------
INVESTOR B SHARES:
  Sold......................................................     74          850      250        2,787
  Issued in exchange for Class B Shares of Pilot:
    Municipal Bond Fund (Note 8)............................     --           --      141        1,555
  Issued as reinvestment of dividends.......................     14          156       32          363
  Redeemed..................................................   (136)      (1,562)    (423)      (4,759)
                                                              ------    --------    ------    --------
  Net increase/(decrease)...................................    (48)        (556)      --          (54)
                                                              ------    --------    ------    --------
INVESTOR C SHARES:
  Sold......................................................     25          279      255        2,901
  Issued as reinvestment of dividends.......................      3           43        8           88
  Redeemed..................................................    (59)        (678)    (207)      (2,363)
                                                              ------    --------    ------    --------
  Net increase/(decrease)...................................    (31)        (356)      56          626
                                                              ------    --------    ------    --------
Total net increase/(decrease)...............................  14,093    $161,394    33,088    $368,564
                                                              ======    ========    ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY  (CONTINUED)

                                                                 FLORIDA INTERMEDIATE MUNICIPAL BOND
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 1998         YEAR ENDED
                                                                  (UNAUDITED)           MARCH 31, 1998
                                                              --------------------    ------------------
                                                              SHARES      DOLLARS     SHARES    DOLLARS
                                                              (000)        (000)      (000)      (000)
                                                              ------------------------------------------
PRIMARY A SHARES:
  Sold......................................................  2,331       $ 25,104    3,473     $ 37,225
  Issued in exchange for assets of NationsBank Common Trust:
    Florida Municipal Bond Fund (Note 8)....................     --             --    12,807     136,392
  Issued as reinvestment of dividends.......................      5             54        6           61
  Redeemed..................................................  (1,798)      (19,359)   (2,340)    (25,086)
                                                              ------      --------    ------    --------
  Net increase/(decrease)...................................    538          5,799    13,946     148,592
                                                              ------      --------    ------    --------
INVESTOR A SHARES:
  Sold......................................................  1,067         11,486      593        6,334
  Issued as reinvestment of dividends.......................     17            178       14          148
  Redeemed..................................................   (331)        (3,554)    (144)      (1,547)
                                                              ------      --------    ------    --------
  Net increase/(decrease)...................................    753          8,110      463        4,935
                                                              ------      --------    ------    --------
INVESTOR B SHARES:
  Sold......................................................    127          1,255       52          552
  Issued as reinvestment of dividends.......................      4             49        8           87
  Redeemed..................................................    (61)          (548)     (61)        (645)
                                                              ------      --------    ------    --------
  Net increase/(decrease)...................................     70            756       (1)          (6)
                                                              ------      --------    ------    --------
INVESTOR C SHARES:
  Sold......................................................    182          1,966       19          200
  Issued as reinvestment of dividends.......................     --*             5       --*           5
  Redeemed..................................................     --*            (5)     (27)        (298)
                                                              ------      --------    ------    --------
  Net increase/(decrease)...................................    182          1,966       (8)         (93)
                                                              ------      --------    ------    --------
  Total net increase/(decrease).............................  1,543       $ 16,631    14,400    $153,428
                                                              ======      ========    ======    ========

---------------
* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY  (CONTINUED)

                                                                        FLORIDA MUNICIPAL BOND
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 1998         YEAR ENDED
                                                                  (UNAUDITED)           MARCH 31, 1998
                                                              --------------------    ------------------
                                                              SHARES      DOLLARS     SHARES    DOLLARS
                                                              (000)        (000)      (000)      (000)
                                                              ------------------------------------------
PRIMARY A SHARES:
  Sold......................................................  1,437       $ 14,534    2,139     $ 21,112
  Issued in exchange for Emerald Shares of Emerald:
    Florida Tax Exempt Fund (Note 8)........................  4,083         40,620       --           --
  Issued as reinvestment of dividends.......................      8             78        1            4
  Redeemed..................................................   (871)        (8,889)   (1,161)    (11,646)
                                                              ------      --------    ------    --------
  Net increase/(decrease)...................................  4,657         46,343      979        9,472
                                                              ------      --------    ------    --------
INVESTOR A SHARES:
  Sold......................................................    241          2,424       33          325
  Issued in exchange for Class A Shares of Emerald:
    Florida Tax Exempt Fund (Note 8)........................  7,877         78,346       --           --
  Issued as reinvestment of dividends.......................    109          1,093        3           32
  Redeemed..................................................  (1,179)      (11,823)     (21)        (210)
                                                              ------      --------    ------    --------
  Net increase/(decrease)...................................  7,048         70,040       15          147
                                                              ------      --------    ------    --------
INVESTOR B SHARES:
  Sold......................................................    122          1,216      114        1,149
  Issued as reinvestment of dividends.......................     16            160       33          321
  Redeemed..................................................   (155)        (1,553)    (524)      (5,142)
                                                              ------      --------    ------    --------
  Net increase/(decrease)...................................    (17)          (177)    (377)      (3,672)
                                                              ------      --------    ------    --------
INVESTOR C SHARES:
  Sold......................................................     --             --       --           --
  Issued as reinvestment of dividends.......................     --*             2       --*           1
  Redeemed..................................................     --             --        4          (39)
                                                              ------      --------    ------    --------
  Net increase/(decrease)...................................     --*             2        4          (38)
                                                              ------      --------    ------    --------
  Total net increase/(decrease).............................  11,688      $116,208      621     $  5,909
                                                              ======      ========    ======    ========

---------------
* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY  (CONTINUED)

                                                                 GEORGIA INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1998         YEAR ENDED
                                                                  (UNAUDITED)          MARCH 31, 1998
                                                              -------------------    ------------------
                                                              SHARES      DOLLARS    SHARES    DOLLARS
                                                              (000)        (000)     (000)      (000)
                                                              -----------------------------------------
PRIMARY A SHARES:
  Sold......................................................  1,155       $12,589    1,650     $ 18,023
  Issued in exchange for assets of NationsBank Common Trust:
    Georgia Municipal Bond Fund (Note 8)....................     --            --    4,858       52,613
    Tax-Free Income Fund for Personal Trusts (Note 8).......     --            --    2,405       26,050
  Issued as reinvestment of dividends.......................      1             6        4           41
  Redeemed..................................................   (814)       (8,873)   (1,519)    (16,577)
                                                              -----       -------    ------    --------
  Net increase/(decrease)...................................    342         3,722    7,398       80,150
                                                              -----       -------    ------    --------
INVESTOR A SHARES:
  Sold......................................................  1,421        15,658      214        2,333
  Issued as reinvestment of dividends.......................     18           197       30          321
  Redeemed..................................................    (58)         (638)    (212)      (2,311)
                                                              -----       -------    ------    --------
  Net increase/(decrease)...................................  1,381        15,217       32          343
                                                              -----       -------    ------    --------
INVESTOR B SHARES:
  Sold......................................................     42           464       20          216
  Issued as reinvestment of dividends.......................      6            65       12          131
  Redeemed..................................................    (31)         (334)     (75)        (811)
                                                              -----       -------    ------    --------
  Net increase/(decrease)...................................     17           195      (43)        (464)
                                                              -----       -------    ------    --------
INVESTOR C SHARES:
  Sold......................................................      4            41        6           63
  Issued as reinvestment of dividends.......................      1            18        4           46
  Redeemed..................................................    (24)         (261)    (103)      (1,120)
                                                              -----       -------    ------    --------
  Net increase/(decrease)...................................    (19)         (202)     (93)      (1,011)
                                                              -----       -------    ------    --------
  Total net increase/(decrease).............................  1,721       $18,932    7,294     $ 79,018
                                                              =====       =======    ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY  (CONTINUED)

                                                                       GEORGIA MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1998        YEAR ENDED
                                                                  (UNAUDITED)         MARCH 31, 1998
                                                              -------------------    -----------------
                                                              SHARES      DOLLARS    SHARES    DOLLARS
                                                              (000)        (000)     (000)      (000)
                                                              ---------------------------------------
PRIMARY A SHARES:
  Sold......................................................   173        $ 1,735      385     $ 3,815
  Issued as reinvestment of dividends.......................    --*            --*      --*         --
  Redeemed..................................................   (66)          (662)    (156)     (1,535)
                                                               ---        -------     ----     -------
  Net increase/(decrease)...................................   107          1,073      229       2,280
                                                               ---        -------     ----     -------
INVESTOR A SHARES:
  Sold......................................................   180          1,828       37         356
  Issued as reinvestment of dividends.......................     2             13        2          16
  Redeemed..................................................   (10)          (101)     (12)       (120)
                                                               ---        -------     ----     -------
  Net increase/(decrease)...................................   172          1,740       27         252
                                                               ---        -------     ----     -------
INVESTOR B SHARES:
  Sold......................................................   113          1,135      108       1,080
  Issued as reinvestment of dividends.......................    11            108       21         208
  Redeemed..................................................   (89)          (891)    (196)     (1,923)
                                                               ---        -------     ----     -------
  Net increase/(decrease)...................................    35            352      (67)       (635)
                                                               ---        -------     ----     -------
INVESTOR C SHARES:
  Sold......................................................    --             --       --          --
  Issued as reinvestment of dividends.......................    --*            --*      --*          2
  Redeemed..................................................    (3)           (24)      (5)        (50)
                                                               ---        -------     ----     -------
  Net increase/(decrease)...................................    (3)           (24)      (5)        (48)
                                                               ---        -------     ----     -------
  Total net increase/(decrease).............................   311        $ 3,141      184     $ 1,849
                                                               ===        =======     ====     =======

---------------

* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY  (CONTINUED)

                                                                MARYLAND INTERMEDIATE MUNICIPAL BOND
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 1998        YEAR ENDED
                                                                  (UNAUDITED)          MARCH 31, 1998
                                                              --------------------    -----------------
                                                              SHARES      DOLLARS     SHARES    DOLLARS
                                                              (000)        (000)      (000)      (000)
                                                              -----------------------------------------
PRIMARY A SHARES:
  Sold......................................................  1,198       $ 13,335    2,431     $26,652
  Issued in exchange for assets of NationsBank Common Trust:
    Intermediate Municipal Bond Fund (Note 8)...............  8,515         93,840       --          --
  Issued as reinvestment of dividends.......................      5             48        7          74
  Redeemed..................................................  (1,222)      (13,582)    (686)     (7,519)
                                                              ------      --------    -----     -------
  Net increase..............................................  8,496         93,641    1,752      19,207
                                                              ------      --------    -----     -------
INVESTOR A SHARES:
  Sold......................................................    116          1,316      140       1,531
  Issued as reinvestment of dividends.......................     25            281       52         570
  Redeemed..................................................   (108)        (1,234)    (180)     (1,976)
                                                              ------      --------    -----     -------
  Net increase/(decrease)...................................     33            363       12         125
                                                              ------      --------    -----     -------
INVESTOR B SHARES:
  Sold......................................................     84            929       75         824
  Issued as reinvestment of dividends.......................      7             77       12         138
  Redeemed..................................................    (32)          (353)     (53)       (583)
                                                              ------      --------    -----     -------
  Net increase/(decrease)...................................     59            653       34         379
                                                              ------      --------    -----     -------
INVESTOR C SHARES:
  Sold......................................................      7             71       92       1,010
  Issued as reinvestment of dividends.......................      1             10        5          50
  Redeemed..................................................    (30)          (326)    (209)     (2,287)
                                                              ------      --------    -----     -------
  Net decrease..............................................    (22)          (245)    (112)     (1,228)
                                                              ------      --------    -----     -------
  Total net increase/(decrease).............................  8,566       $ 94,412    1,686     $18,484
                                                              ======      ========    =====     =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY  (CONTINUED)

                                                                      MARYLAND MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1998        YEAR ENDED
                                                                  (UNAUDITED)         MARCH 31, 1998
                                                              -------------------    -----------------
                                                              SHARES      DOLLARS    SHARES    DOLLARS
                                                              (000)        (000)     (000)      (000)
                                                              ----------------------------------------
PRIMARY A SHARES:
  Sold......................................................    756       $ 7,509      580     $ 5,633
  Issued as reinvestment of dividends.......................     --*            2       --*          4
  Redeemed..................................................   (227)       (2,263)    (158)     (1,553)
                                                               ----       -------     ----     -------
  Net increase..............................................    529         5,248      422       4,084
                                                               ----       -------     ----     -------
INVESTOR A SHARES:
  Sold......................................................     16           153       44         430
  Issued as reinvestment of dividends.......................      3            33        7          64
  Redeemed..................................................    (20)         (200)      (9)        (92)
                                                               ----       -------     ----     -------
  Net increase/(decrease)...................................     (1)          (14)      42         402
                                                               ----       -------     ----     -------
INVESTOR B SHARES:
  Sold......................................................    332         3,393      342       3,393
  Issued as reinvestment of dividends.......................     17           173       26         258
  Redeemed..................................................    (93)       (1,019)    (114)     (1,118)
                                                               ----       -------     ----     -------
  Net increase/(decrease)...................................    256         2,547      254       2,533
                                                               ----       -------     ----     -------
INVESTOR C SHARES:
  Sold......................................................     --            --        1          10
  Issued as reinvestment of dividends.......................     --*           --*      --*         --*
  Redeemed..................................................     --            --       (1)        (10)
                                                               ----       -------     ----     -------
  Net decrease..............................................     --            --       --          --
                                                               ----       -------     ----     -------
  Total net increase/(decrease).............................    784       $ 7,781      718     $ 7,019
                                                               ====       =======     ====     =======

---------------

* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY  (CONTINUED)

                                                               NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 1998          YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 1998
                                                              --------------------    --------------------
                                                              SHARES      DOLLARS     SHARES      DOLLARS
                                                               (000)       (000)       (000)       (000)
                                                              -----------------------------------------
PRIMARY A SHARES:
  Sold......................................................   1,748     $ 18,690      1,887     $ 20,130
  Issued in exchange for assets of NationsBank Common Trust:
    North Carolina Municipal Bond Fund (Note 8).............      --           --     13,385      141,745
  Issued as reinvestment of dividends.......................       1           13         --*          --
  Redeemed..................................................  (1,334)     (14,261)      (967)     (10,283)
                                                              ------     --------     ------     --------
  Net increase/(decrease)...................................     415        4,442     14,305      151,592
                                                              ------     --------     ------     --------
INVESTOR A SHARES:
  Sold......................................................     214        2,291        345        3,663
  Issued as reinvestment of dividends.......................      14          147         24          253
  Redeemed..................................................     (88)        (937)      (121)      (1,277)
                                                              ------     --------     ------     --------
  Net increase/(decrease)...................................     140        1,501        248        2,639
                                                              ------     --------     ------     --------
INVESTOR B SHARES:
  Sold......................................................      38          411         73          783
  Issued as reinvestment of dividends.......................      10          103         19          205
  Redeemed..................................................     (42)        (450)      (108)      (1,149)
                                                              ------     --------     ------     --------
  Net increase/(decrease)...................................       6           64        (16)        (161)
                                                              ------     --------     ------     --------
INVESTOR C SHARES:
  Sold......................................................      --*          --*        --           --
  Issued as reinvestment of dividends.......................      --*           4          4           47
  Redeemed..................................................     (66)        (708)       (59)        (636)
                                                              ------     --------     ------     --------
  Net increase/(decrease)...................................     (66)        (704)       (55)        (589)
                                                              ------     --------     ------     --------
  Total net increase/(decrease).............................     495     $  5,303     14,482     $153,481
                                                              ======     ========     ======     ========

---------------

* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY  (CONTINUED)

                                                                   NORTH CAROLINA MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1998        YEAR ENDED
                                                                  (UNAUDITED)         MARCH 31, 1998
                                                              -------------------    -----------------
                                                              SHARES     DOLLARS     SHARES    DOLLARS
                                                               (000)      (000)      (000)      (000)
                                                              ---------------------------------------
PRIMARY A SHARES:
  Sold......................................................    618      $ 6,218       386     $ 3,795
  Issued as reinvestment of dividends.......................     --*          --*       --*         --*
  Redeemed..................................................    (95)        (960)      (68)       (669)
                                                               ----      -------      ----     -------
  Net increase/(decrease)...................................    523        5,258       318       3,126
                                                               ----      -------      ----     -------
INVESTOR A SHARES:
  Sold......................................................    130        1,313        17         168
  Issued as reinvestment of dividends.......................      1           10         3          25
  Redeemed..................................................    (21)        (211)      (22)       (214)
                                                               ----      -------      ----     -------
  Net increase/(decrease)...................................    110        1,112        (2)        (21)
                                                               ----      -------      ----     -------
INVESTOR B SHARES:
  Sold......................................................    192        1,921       251       2,493
  Issued as reinvestment of dividends.......................     35          359        70         690
  Redeemed..................................................   (253)      (2,544)     (325)     (3,200)
                                                               ----      -------      ----     -------
  Net increase/(decrease)...................................    (26)        (264)       (4)        (17)
                                                               ----      -------      ----     -------
INVESTOR C SHARES:
  Sold......................................................     --           --        --          --
  Issued as reinvestment of dividends.......................     --*          --*       --*          1
  Redeemed..................................................     --           --        (2)        (17)
                                                               ----      -------      ----     -------
  Net increase/(decrease)...................................     --*          --*       (2)        (16)
                                                               ----      -------      ----     -------
  Total net increase/(decrease).............................    607      $ 6,106       310     $ 3,072
                                                               ====      =======      ====     =======

---------------

* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY  (CONTINUED)

                                                               SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 1998          YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 1998
                                                              --------------------    --------------------
                                                              SHARES      DOLLARS     SHARES      DOLLARS
                                                               (000)       (000)       (000)       (000)
                                                              -----------------------------------------
PRIMARY A SHARES:
  Sold......................................................   1,336     $ 14,412      2,146     $ 23,120
  Issued in exchange for assets of NationsBank Common Trust:
    Old Colony South Carolina Tax-Exempt Bond Fund
     (Note 8)...............................................      --           --      6,420       68,635
    South Carolina Municipal Fund (Note 8)..................      --           --     12,876      137,649
  Issued as reinvestment of dividends.......................       8           81         11          126
  Redeemed..................................................  (2,225)     (24,012)    (2,665)     (28,647)
                                                              ------     --------     ------     --------
  Net increase/(decrease)...................................    (881)      (9,519)    18,788      200,888
                                                              ------     --------     ------     --------
INVESTOR A SHARES:
  Sold......................................................     371        4,032        561        6,030
  Issued as reinvestment of dividends.......................      16          170         22          238
  Redeemed..................................................     (98)      (1,065)      (288)      (3,086)
                                                              ------     --------     ------     --------
  Net increase/(decrease)...................................     289        3,137        295        3,182
                                                              ------     --------     ------     --------
INVESTOR B SHARES:
  Sold......................................................      48          514        166        1,772
  Issued as reinvestment of dividends.......................       9           94         16          170
  Redeemed..................................................     (39)        (424)       (97)      (1,034)
                                                              ------     --------     ------     --------
  Net increase/(decrease)...................................      18          184         85          908
                                                              ------     --------     ------     --------
INVESTOR C SHARES:
  Sold......................................................      24          263         66          720
  Issued as reinvestment of dividends.......................       2           26          9           96
  Redeemed..................................................    (122)      (1,317)      (310)      (3,326)
                                                              ------     --------     ------     --------
  Net increase/(decrease)...................................     (96)      (1,028)      (235)      (2,510)
                                                              ------     --------     ------     --------
  Total net increase/(decrease).............................    (670)    $ (7,226)    18,933     $202,463
                                                              ======     ========     ======     ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY  (CONTINUED)

                                                                    SOUTH CAROLINA MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1998         YEAR ENDED
                                                                  (UNAUDITED)          MARCH 31, 1998
                                                              -------------------    ------------------
                                                              SHARES      DOLLARS    SHARES    DOLLARS
                                                              (000)        (000)     (000)      (000)
                                                              -----------------------------------------
PRIMARY A SHARES:
  Sold......................................................    280       $2,881       454     $  4,598
  Issued as reinvestment of dividends.......................     --           --        --*          --*
  Redeemed..................................................    (88)        (904)      (55)        (556)
                                                               ----       ------      ----     --------
  Net increase..............................................    192        1,977       399        4,042
                                                               ----       ------      ----     --------
INVESTOR A SHARES:
  Sold......................................................      5           49        89          898
  Issued as reinvestment of dividends.......................      2           23         4           45
  Redeemed..................................................    (49)        (504)      (28)        (289)
                                                               ----       ------      ----     --------
  Net increase/(decrease)...................................    (42)        (432)       65          654
                                                               ----       ------      ----     --------
INVESTOR B SHARES:
  Sold......................................................     67          693        76          775
  Issued as reinvestment of dividends.......................     13          127        28          278
  Redeemed..................................................    (51)        (525)     (327)      (3,274)
                                                               ----       ------      ----     --------
  Net increase/(decrease)...................................     29          295      (223)      (2,221)
                                                               ----       ------      ----     --------
INVESTOR C SHARES:
  Sold......................................................      1           12         2           25
  Issued as reinvestment of dividends.......................     --*           1        --*          --*
  Redeemed..................................................     --            0       (25)        (248)
                                                               ----       ------      ----     --------
  Net increase/(decrease)...................................      1           13       (23)        (223)
                                                               ----       ------      ----     --------
  Total net increase/(decrease).............................    180       $1,853       218     $  2,252
                                                               ====       ======      ====     ========

---------------

* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY  (CONTINUED)

                                                                TENNESSEE INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1998         YEAR ENDED
                                                                  (UNAUDITED)          MARCH 31, 1998
                                                              -------------------    ------------------
                                                              SHARES      DOLLARS    SHARES    DOLLARS
                                                              (000)        (000)     (000)      (000)
                                                              -----------------------------------------
PRIMARY A SHARES:
  Sold......................................................    252       $ 2,617      670     $  6,913
  Issued in exchange for assets of NationsBank Common Trust:
    Tennessee Municipal Bond Fund (Note 8)..................     --            --    2,471       25,429
  Issued as reinvestment of dividends.......................      3            33        2           20
  Redeemed..................................................   (220)       (2,290)    (263)      (2,723)
                                                               ----       -------    -----     --------
  Net increase..............................................     35           360    2,880       29,639
                                                               ----       -------    -----     --------
INVESTOR A SHARES:
  Sold......................................................     73           759      135        1,393
  Issued as reinvestment of dividends.......................     13           140       23          241
  Redeemed..................................................    (52)         (535)     (61)        (622)
                                                               ----       -------    -----     --------
  Net increase/(decrease)...................................     34           364       97        1,012
                                                               ----       -------    -----     --------
INVESTOR B SHARES:
  Sold......................................................      6            64       13          134
  Issued as reinvestment of dividends.......................      4            43       10           99
  Redeemed..................................................    (26)         (278)     (44)        (455)
                                                               ----       -------    -----     --------
  Net increase/(decrease)...................................    (16)         (171)     (21)        (222)
                                                               ----       -------    -----     --------
INVESTOR C SHARES:
  Sold......................................................     --            --       --           --
  Issued as reinvestment of dividends.......................     --*           --*      --*          --*
  Redeemed..................................................     --            --       --           --
                                                               ----       -------    -----     --------
  Net increase/(decrease)...................................     --*           --*      --*          --*
                                                               ----       -------    -----     --------
Total net increase/(decrease)...............................     53       $   553    2,956     $ 30,429
                                                               ====       =======    =====     ========

---------------

* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY  (CONTINUED)

                                                                      TENNESSEE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1998        YEAR ENDED
                                                                  (UNAUDITED)         MARCH 31, 1998
                                                              -------------------    -----------------
                                                              SHARES      DOLLARS    SHARES    DOLLARS
                                                              (000)        (000)     (000)      (000)
                                                              ----------------------------------------
PRIMARY A SHARES:
  Sold......................................................    113       $ 1,155     233      $ 2,348
  Issued as reinvestment of dividends.......................     --*           --*     --*          --*
  Redeemed..................................................    (58)         (592)    (54)        (553)
                                                               ----       -------     ---      -------
  Net increase..............................................     55           563     179        1,795
                                                               ----       -------     ---      -------
INVESTOR A SHARES:
  Sold......................................................     17           173      33          321
  Issued as reinvestment of dividends.......................      3            26       6           58
  Redeemed..................................................   (114)       (1,175)     (3)         (25)
                                                               ----       -------     ---      -------
  Net increase/(decrease)...................................    (94)         (976)     36          354
                                                               ----       -------     ---      -------
INVESTOR B SHARES:
  Sold......................................................     12           125      16          156
  Issued as reinvestment of dividends.......................      7            70      15          155
  Redeemed..................................................    (44)         (445)    (98)        (982)
                                                               ----       -------     ---      -------
  Net increase/(decrease)...................................    (25)         (250)    (67)        (671)
                                                               ----       -------     ---      -------
INVESTOR C SHARES:
  Sold......................................................     --            --      --           --
  Issued as reinvestment of dividends.......................     --*            1      --*           2
  Redeemed..................................................     --            --      --           --
                                                               ----       -------     ---      -------
  Net increase/(decrease)...................................     --*            1      --*           2
                                                               ----       -------     ---      -------
Total net increase/(decrease)...............................    (64)      $  (662)    148      $ 1,480
                                                               ====       =======     ===      =======

---------------

* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY  (CONTINUED)

                                                                 TEXAS INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1998        YEAR ENDED
                                                                 (UNAUDITED)          MARCH 31, 1998
                                                              ------------------    ------------------
                                                              SHARES    DOLLARS     SHARES    DOLLARS
                                                              (000)      (000)      (000)      (000)
                                                              ----------------------------------------
PRIMARY A SHARES:
  Sold......................................................  2,296     $ 24,094    1,850     $ 19,419
  Issued in exchange for assets of NationsBank Common Trust:
    Texas Municipal Bond Fund (Note 8)......................     --           --    34,435     357,784
  Issued as reinvestment of dividends.......................     --*           4        1            7
  Redeemed..................................................  (2,153)    (22,594)   (1,978)    (20,694)
                                                              ------    --------    ------    --------
  Net increase/(decrease)...................................    143        1,504    34,308     356,516
                                                              ------    --------    ------    --------
INVESTOR A SHARES:
  Sold......................................................    372        3,908      203        2,130
  Issued as reinvestment of dividends.......................      4           40        3           38
  Redeemed..................................................   (291)      (3,055)     (42)        (442)
                                                              ------    --------    ------    --------
  Net increase/(decrease)...................................     85          893      164        1,726
                                                              ------    --------    ------    --------
INVESTOR B SHARES:
  Sold......................................................      2           19        7           76
  Issued as reinvestment of dividends.......................      3           28        6           57
  Redeemed..................................................     (7)         (69)     (19)        (198)
                                                              ------    --------    ------    --------
  Net decrease..............................................     (2)         (22)      (6)         (65)
                                                              ------    --------    ------    --------
INVESTOR C SHARES:
  Sold......................................................     --           --       --           --
  Issued as reinvestment of dividends.......................     --*           4        2           21
  Redeemed..................................................    (15)        (165)     (32)        (337)
                                                              ------    --------    ------    --------
  Net increase/(decrease)...................................    (15)        (161)     (30)        (316)
                                                              ------    --------    ------    --------
  Total net increase/(decrease).............................    211     $  2,214    34,436    $357,861
                                                              ======    ========    ======    ========

---------------

* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY  (CONTINUED)

                                                                       TEXAS MUNICIPAL BOND
                                                              SIX MONTHS ENDED
                                                                SEPTEMBER 30,
                                                                    1998              YEAR ENDED
                                                                 (UNAUDITED)        MARCH 31, 1998
                                                              -----------------    -----------------
                                                              SHARES    DOLLARS    SHARES    DOLLARS
                                                              (000)      (000)     (000)      (000)
                                                              --------------------------------------
PRIMARY A SHARES:
  Sold......................................................    172     $ 1,723      269     $ 2,658
  Issued as reinvestment of dividends.......................     --*         --*      --*         --*
  Redeemed..................................................    (89)       (889)    (109)     (1,078)
                                                               ----     -------     ----     -------
  Net increase/(decrease)...................................     83         834      160       1,580
                                                               ----     -------     ----     -------
INVESTOR A SHARES:
  Sold......................................................     55         554        3          34
  Issued as reinvestment of dividends.......................      1           5        1           6
  Redeemed..................................................    (55)       (551)      (1)        (15)
                                                               ----     -------     ----     -------
  Net increase/(decrease)...................................      1           8        3          25
                                                               ----     -------     ----     -------
INVESTOR B SHARES:
  Sold......................................................      2          20        6          61
  Issued as reinvestment of dividends.......................     10          98       26         254
  Redeemed..................................................   (134)     (1,351)    (219)     (2,145)
                                                               ----     -------     ----     -------
  Net decrease..............................................   (122)     (1,233)    (187)     (1,830)
                                                               ----     -------     ----     -------
INVESTOR C SHARES:
  Sold......................................................     --          --       --          --
  Issued as reinvestment of dividends.......................     --*          2       --*          3
  Redeemed..................................................     --          --       --          --
                                                               ----     -------     ----     -------
  Net increase/(decrease)...................................     --*          2       --*          3
                                                               ----     -------     ----     -------
Total net increase/(decrease)...............................    (38)    $  (389)     (24)    $  (222)
                                                               ====     =======     ====     =======

---------------

* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY  (CONTINUED)

                                                                VIRGINIA INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1998        YEAR ENDED
                                                                 (UNAUDITED)          MARCH 31, 1998
                                                              ------------------    ------------------
                                                              SHARES    DOLLARS     SHARES    DOLLARS
                                                              (000)      (000)      (000)      (000)
                                                              ----------------------------------------
PRIMARY A SHARES:
  Sold......................................................  3,454     $ 37,845    3,742     $ 40,764
  Issued in exchange for assets of NationsBank Common Trust:
    Virginia Municipal Bond Fund............................    437        4,781       --           --
  Issued as reinvestment of dividends.......................      3           34        9           96
  Redeemed..................................................  (1,239)    (13,550)   (2,136)    (23,134)
                                                              ------    --------    ------    --------
  Net increase/(decrease)...................................  2,655       29,110    1,615       17,726
                                                              ------    --------    ------    --------
INVESTOR A SHARES:
  Sold......................................................    313        3,411      577        6,271
  Issued as reinvestment of dividends.......................     70          770      143        1,546
  Redeemed..................................................   (414)      (4,554)   (1,036)    (11,127)
                                                              ------    --------    ------    --------
  Net increase/(decrease)...................................    (31)        (373)    (316)      (3,310)
                                                              ------    --------    ------    --------
INVESTOR B SHARES:
  Sold......................................................     81          886       39          421
  Issued as reinvestment of dividends.......................     12          130       25          270
  Redeemed..................................................    (36)        (392)    (174)      (1,882)
                                                              ------    --------    ------    --------
  Net decrease..............................................     57          624     (110)      (1,191)
                                                              ------    --------    ------    --------
INVESTOR C SHARES:
  Sold......................................................     39          428        6           64
  Issued as reinvestment of dividends.......................      2           17       12          132
  Redeemed..................................................   (110)      (1,200)    (450)      (4,895)
                                                              ------    --------    ------    --------
  Net increase/(decrease)...................................    (69)        (755)    (432)      (4,699)
                                                              ------    --------    ------    --------
Total net increase/(decrease)...............................  2,612     $ 28,606      757     $  8,526
                                                              ======    ========    ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY  (CONTINUED)

                                                                      VIRGINIA MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1998        YEAR ENDED
                                                                  (UNAUDITED)         MARCH 31, 1998
                                                              -------------------    -----------------
                                                              SHARES     DOLLARS     SHARES    DOLLARS
                                                               (000)      (000)      (000)      (000)
                                                              ----------------------------------------
PRIMARY A SHARES:
  Sold......................................................    304      $ 3,147       593     $ 5,815
  Issued as reinvestment of dividends.......................      1            4        --          --
  Redeemed..................................................    (97)      (1,093)      (94)       (914)
                                                                ---      -------      ----     -------
  Net increase/(decrease)...................................    208        2,058       499       4,901
                                                                ---      -------      ----     -------
INVESTOR A SHARES:
  Sold......................................................     13          128        66         643
  Issued as reinvestment of dividends.......................      2           22         3          34
  Redeemed..................................................    (11)        (110)      (24)       (234)
                                                                ---      -------      ----     -------
  Net increase..............................................      4           40        45         443
                                                                ---      -------      ----     -------
INVESTOR B SHARES:
  Sold......................................................     71          713        52         505
  Issued as reinvestment of dividends.......................     17          168        36         357
  Redeemed..................................................    (57)        (569)     (260)     (2,552)
                                                                ---      -------      ----     -------
  Net decrease..............................................     31          312      (172)     (1,690)
                                                                ---      -------      ----     -------
INVESTOR C SHARES:
  Sold......................................................     --           --        --          --
  Issued as reinvestment of dividends.......................     --*          --*       --*          1
  Redeemed..................................................     --           --        (5)        (45)
                                                                ---      -------      ----     -------
  Net increase..............................................     --*          --        (5)        (44)
                                                                ---      -------      ----     -------
Total net increase..........................................    243      $ 2,410       367     $ 3,610
                                                                ===      =======      ====     =======

---------------

* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                         NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                           VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                         BEGINNING   INVESTMENT   GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                         OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                         --------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL INCOME
PRIMARY A SHARES
Six months ended 09/30/1998
  (unaudited)..........................   $10.05       $0.21          $ 0.05            $0.26          $(0.21)         --
Year ended 03/31/1998..................     9.95        0.42            0.10             0.52           (0.42)         --
Year ended 03/31/1997..................     9.98        0.44           (0.03)            0.41           (0.44)         --
Period ended 03/31/1996(b).............    10.03        0.15           (0.05)            0.10           (0.15)         --
Year ended 11/30/1995..................     9.69        0.44            0.34             0.78           (0.44)         --
Year ended 11/30/1994..................     9.96        0.38           (0.27)            0.11           (0.38)      $(0.00)#
Period ended 11/30/1993*...............    10.00        0.05           (0.04)            0.01           (0.05)         --
INVESTOR A SHARES
Six months ended 09/30/1998
  (unaudited)..........................   $10.05       $0.20          $ 0.05            $0.25          $(0.20)         --
Year ended 03/31/1998..................     9.95        0.40            0.10             0.50           (0.40)         --
Year ended 03/31/1997..................     9.98        0.42           (0.03)            0.39           (0.42)         --
Period ended 03/31/1996(b).............    10.03        0.14           (0.05)            0.09           (0.14)         --
Year ended 11/30/1995..................     9.69        0.42            0.34             0.76           (0.42)         --
Year ended 11/30/1994..................     9.96        0.36           (0.27)            0.09           (0.36)      $(0.00)#
Period ended 11/30/1993*...............     9.98        0.03           (0.02)            0.01           (0.03)         --
INVESTOR B SHARES
Six months ended 09/30/1998
  (unaudited)..........................   $10.05       $0.19          $ 0.05            $0.24          $(0.19)         --
Year ended 03/31/1998..................     9.95        0.39            0.10             0.49           (0.39)         --
Year ended 03/31/1997..................     9.98        0.40           (0.03)            0.37           (0.40)         --
Period ended 03/31/1996(b).............    10.03        0.13           (0.05)            0.08           (0.13)         --
Year ended 11/30/1995..................     9.69        0.40            0.34             0.74           (0.40)         --
Year ended 11/30/1994..................     9.96        0.34           (0.27)            0.07           (0.34)      $(0.00)#
Period ended 11/30/1993*...............    10.00        0.04           (0.04)            0.00           (0.04)         --
INVESTOR C SHARES
Six months ended 09/30/1998
  (unaudited)..........................   $10.05       $0.19          $ 0.05            $0.24          $(0.19)         --
Year ended 03/31/1998..................     9.95        0.39            0.10             0.49           (0.39)         --
Year ended 03/31/1997..................     9.98        0.40           (0.03)            0.37           (0.40)         --
Period ended 03/31/1996(b).............    10.03        0.14           (0.05)            0.09           (0.14)         --
Year ended 11/30/1995..................     9.69        0.42            0.34             0.76           (0.42)         --
Period ended 11/30/1994*...............     9.84        0.19           (0.15)            0.04           (0.19)      $(0.00)#

---------------

 * Short-Term Municipal Income Primary A, Investor A, Investor B and Investor C Shares commenced operations on October 7, 1993, November 2, 1993, October 12, 1993 and May 19, 1994, respectively.
 ++ Annualized.
 ++++ Total return represents aggregate total return for the period indicated
      and does not reflect the deduction of any applicable sales charges.
 # Amount includes distributions in excess of net investment income, which were less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                                 WITHOUT WAIVERS AND/OR
                                                                                                 EXPENSE REIMBURSEMENTS
                                                                                                 ----------------------
                                                         RATIO OF        RATIO OF                       RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO      EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER         AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++++ (IN 000'S)     ASSETS          ASSETS         RATE          NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
   $(0.21)         $10.10         2.60%     $71,551        0.40%++(a)      4.13%++        13%             0.76%++
    (0.42)          10.05         5.33       70,740        0.40(a)         4.17           94              0.77
    (0.44)           9.95         4.15       61,072        0.40(a)         4.36           80              0.84
    (0.15)           9.98         0.96       48,511        0.40+(a)       4.37++          16             0.86++
    (0.44)          10.03         8.16       49,961        0.45(a)         4.38           82              0.93
    (0.38)           9.69         1.09       33,488        0.34(a)         3.83           57              0.80
    (0.05)           9.96         0.06        5,999       0.09++          3.16++          45             1.04++
   $(0.20)         $10.10         2.50%     $37,070        0.60%++(a)      3.93%++        13%             0.96%++
    (0.40)          10.05         5.12       23,580        0.60(a)         3.97           94              0.97
    (0.42)           9.95         3.96        8,417        0.60(a)         4.16           80              1.04
    (0.14)           9.98         0.90        4,599        0.60++(a)      4.17++          16             1.06++
    (0.42)          10.03         7.95        3,741        0.65(a)         4.18           82              1.13
    (0.36)           9.69         0.90          217        0.52(a)         3.65           57              0.99
    (0.03)           9.96         0.06          731       0.24++          3.01++          45             1.19++
   $(0.19)         $10.10         2.42%     $14,572        0.75%++(a)      3.78%++        13%             1.11%++
    (0.39)          10.05         4.96       13,753        0.75(a)         3.82           94              1.12
    (0.40)           9.95         3.78       10,655        0.75(a)         4.01           80              1.19
    (0.13)           9.98         0.84       13,859        0.75++(a)      4.02++          16             1.21++
    (0.40)          10.03         7.78        9,803        0.80(a)         4.03           82              1.28
    (0.34)           9.69         0.73       13,421        0.69(a)         3.48           57              1.15
    (0.04)           9.96        (0.02)       5,863       0.44++          2.81++          45             1.39++
   $(0.19)         $10.10         2.42%     $ 2,879        0.75%++(a)      3.78%++        13%             1.11%++
    (0.39)          10.05         4.99        1,388        0.75(a)         3.82           94              1.12
    (0.40)           9.95         3.79        1,080        0.75(a)         4.01           80              1.19
    (0.14)           9.98         0.85        2,072        0.72++(a)      4.05++          16             1.18++
    (0.42)          10.03         7.95        1,953        0.70(a)         4.13           82              1.18
    (0.19)           9.69         0.45          323        0.59++(a)      3.58++          57             1.05++

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                     NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                       VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                     BEGINNING   INVESTMENT   GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                     OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                     --------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 09/30/1998
  (unaudited)......................   $10.30       $0.24          $ 0.18           $ 0.42          $(0.24)       $(0.03)
Year ended 03/31/1998..............    10.01        0.48            0.33             0.81           (0.48)        (0.04)
Year ended 03/31/1997..............    10.03        0.48           (0.02)            0.46           (0.48)           --
Period ended 03/31/1996(b).........    10.17        0.16           (0.14)            0.02           (0.16)           --
Year ended 11/30/1995..............     9.24        0.48            0.93             1.41           (0.48)           --
Year ended 11/30/1994..............    10.11        0.45           (0.86)           (0.41)          (0.45)#       (0.01)
Period ended 11/30/1993*...........    10.00        0.14            0.11             0.25           (0.14)           --
INVESTOR A SHARES
Six months ended 09/30/1998
  (unaudited)......................   $10.30       $0.23          $ 0.18           $ 0.41          $(0.23)       $(0.03)
Year ended 03/31/1998..............    10.01        0.46            0.33             0.79           (0.46)        (0.04)
Year ended 03/31/1997..............    10.03        0.46           (0.02)            0.44           (0.46)           --
Period ended 03/31/1996(b).........    10.17        0.15           (0.14)            0.01           (0.15)           --
Year ended 11/30/1995..............     9.24        0.47            0.93             1.40           (0.47)           --
Year ended 11/30/1994..............    10.11        0.42           (0.86)           (0.44)          (0.42)#       (0.01)
Period ended 11/30/1993*...........    10.10        0.12            0.01             0.13           (0.12)           --
INVESTOR B SHARES
Six months ended 09/30/1998
  (unaudited)......................   $10.30       $0.20          $ 0.18           $ 0.38          $(0.20)       $(0.03)
Year ended 03/31/1998..............    10.01        0.41            0.33             0.74           (0.41)        (0.04)
Year ended 03/31/1997..............    10.03        0.43           (0.02)            0.41           (0.43)           --
Period ended 03/31/1996(b).........    10.17        0.14           (0.14)            0.00           (0.14)           --
Year ended 11/30/1995..............     9.24        0.43            0.93             1.36           (0.43)#          --
Period ended 11/30/1994*...........    10.13        0.39           (0.88)           (0.49)          (0.39)#       (0.01)
INVESTOR C SHARES
Six months ended 09/30/1998
  (unaudited)......................   $10.30       $0.20          $ 0.18           $ 0.38          $(0.20)       $(0.03)
Year ended 03/31/1998..............    10.01        0.42            0.33             0.75           (0.42)        (0.04)
Year ended 03/31/1997..............    10.03        0.43           (0.02)            0.41           (0.43)           --
Period ended 03/31/1996(b).........    10.17        0.14           (0.14)            0.00           (0.14)           --
Year ended 11/30/1995..............     9.24        0.43            0.93             1.36           (0.43)           --
Period ended 11/30/1994*...........     9.35        0.03           (0.11)           (0.08)          (0.03)           --

---------------

 * Intermediate Municipal Bond Primary A, Investor A, Investor B and Investor C Shares commenced operations on July 30, 1993, August 17, 1993, December 2, 1993 and November 3, 1994, respectively.
 ++ Annualized.
 ++++ Total return represents aggregate total return for the period indicated
      and does not reflect the deduction of any applicable sales charges.
 # Amount includes distributions in excess of net investment income, which were less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                                 WITHOUT WAIVERS AND/OR
                                                                                                 EXPENSE REIMBURSEMENTS
                                                                                                 ----------------------
                                                         RATIO OF        RATIO OF                       RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO      EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER         AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++++ (IN 000'S)     ASSETS          ASSETS         RATE          NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
   $(0.27)         $10.45         3.97%     $903,900       0.50%++         4.59%++        13%             0.68%++
    (0.52)          10.30         8.20       867,154       0.50(a)         4.65           47              0.74
    (0.48)          10.01         4.63       108,204       0.50(a)         4.74           21              0.81
    (0.16)          10.03         0.20        77,423       0.50++(a)       4.75++          4             0.83++
    (0.48)          10.17        15.60        73,897       0.45(a)         4.91           31              0.84
    (0.46)           9.24        (4.25)       38,055       0.35(a)         4.59           51              0.88
    (0.14)          10.11         2.46        28,335       0.24++          4.07++         23             0.96++
   $(0.26)         $10.45         3.87%     $ 13,043       0.70%++         4.39%++        13%             0.88%++
    (0.50)          10.30         7.99         6,487       0.70(a)         4.45           47              0.94
    (0.46)          10.01         4.42         2,067       0.70(a)         4.54           21              1.01
    (0.15)          10.03         0.13         1,500       0.70++(a)       4.55++          4             1.03++
    (0.47)          10.17        15.38         1,249       0.65(a)         4.71           31              1.04
    (0.43)           9.24        (4.48)          172       0.53(a)         4.41           51              1.06
    (0.12)          10.11         1.28            68       0.39++          3.92++         23             1.11++
   $(0.23)         $10.45         3.56%     $  2,294       1.30%++         3.79%++        13%             1.47%++
    (0.45)          10.30         7.50         2,023       1.20(a)         3.95           47              1.44
    (0.43)          10.01         4.12         1,481       1.00(a)         4.24           21              1.31
    (0.14)          10.03         0.03         1,623       1.00++(a)       4.25++          4             1.33++
    (0.43)          10.17        15.02         1,352       0.95(a)         4.41           31              1.34
    (0.40)           9.24        (5.00)          943       0.85++(a)       4.09++         51             1.38++
   $(0.23)         $10.45         3.71%     $  1,597       1.30%++         3.79%++        13%             1.47%++
    (0.46)          10.30         7.62         1,590       1.20(a)         3.95           47              1.44
    (0.43)          10.01         4.11           756       1.00(a)         4.24           21              1.31
    (0.14)          10.03         0.03           716       1.00++(a)       4.25++          4             1.33++
    (0.43)          10.17        14.96           359       0.95(a)         4.41           31              1.34
    (0.03)           9.24        (0.52)            2       0.85++(a)       4.09++         51             1.38++

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                     NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                       VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                     BEGINNING   INVESTMENT   GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                     OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                     --------------------------------------------------------------------------------------
MUNICIPAL INCOME
PRIMARY A SHARES
Six months ended 09/30/1998
  (unaudited)......................   $11.46       $ 0.27         $ 0.23           $ 0.50          $(0.27)       $(0.02)
Year ended 03/31/1998..............    10.89         0.57           0.62             1.19           (0.57)        (0.05)
Year ended 03/31/1997..............    10.84         0.59           0.05             0.64           (0.59)           --
Period ended 03/31/1996(b).........    11.08         0.20          (0.24)           (0.04)          (0.20)           --
Year ended 11/30/1995..............     9.64         0.59           1.44             2.03           (0.59)           --
Year ended 11/30/1994..............    11.33         0.57          (1.44)           (0.87)          (0.57)#       (0.25)
Year ended 11/30/1993..............    10.65         0.59           0.72             1.31           (0.59)        (0.04)
INVESTOR A SHARES
Six months ended 09/30/1998
  (unaudited)......................   $11.46       $ 0.26         $ 0.23           $ 0.49          $(0.26)       $(0.02)
Year ended 03/31/1998..............    10.89         0.54           0.62             1.16           (0.54)        (0.05)
Year ended 03/31/1997..............    10.84         0.57           0.05             0.62           (0.57)           --
Period ended 03/31/1996(b).........    11.08         0.19          (0.24)           (0.05)          (0.19)           --
Year ended 11/30/1995..............     9.64         0.57           1.44             2.01           (0.57)           --
Year ended 11/30/1994..............    11.33         0.55          (1.44)           (0.89)          (0.55)#       (0.25)
Year ended 11/30/1993..............    10.65         0.57           0.72             1.29           (0.57)        (0.04)
INVESTOR B SHARES
Six months ended 09/30/1998
  (unaudited)......................   $11.46       $ 0.22         $ 0.23           $ 0.45          $(0.22)       $(0.02)
Year ended 03/31/1998..............    10.89         0.48           0.62             1.10           (0.48)        (0.05)
Year ended 03/31/1997..............    10.84         0.51           0.05             0.56           (0.51)           --
Period ended 03/31/1996(b).........    11.08         0.17          (0.24)           (0.07)          (0.17)           --
Year ended 11/30/1995..............     9.64         0.51           1.44             1.95           (0.51)           --
Year ended 11/30/1994..............    11.33         0.49          (1.44)           (0.95)          (0.49)#       (0.25)
Period ended 11/30/1993*...........    11.13         0.23           0.20             0.43           (0.23)           --
INVESTOR C SHARES
Six months ended 09/30/1998
  (unaudited)......................   $11.46       $ 0.22         $ 0.23           $ 0.45          $(0.22)       $(0.02)
Year ended 03/31/1998..............    10.89         0.49           0.62             1.11           (0.49)        (0.05)
Year ended 03/31/1997..............    10.84         0.53           0.05             0.58           (0.53)           --
Period ended 03/31/1996(b).........    11.08         0.18          (0.24)           (0.06)          (0.18)           --
Year ended 11/30/1995..............     9.64         0.51           1.44             1.95           (0.51)           --
Year ended 11/30/1994..............    11.33         0.49          (1.44)           (0.95)          (0.49)#       (0.25)
Year ended 11/30/1993..............    10.65         0.50           0.72             1.22           (0.50)        (0.04)

---------------

 * Municipal Income Primary A, Investor A, Investor B and Investor C Shares commenced operations on February 1, 1991, February 1, 1991, June 7, 1993 and June 17, 1992, respectively.
 ++ Annualized.
 ++++ Total return represents aggregate total return for the period indicated
      and does not reflect the deduction of any applicable sales charges. ++++++ Unaudited.
 # Amount includes distributions in excess of net investment income, which were less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                       RATIO OF                               WITHOUT WAIVERS AND/OR
                                                                       OPERATING                              EXPENSE REIMBURSEMENTS
                                                                      EXPENSES TO                             ----------------------
                                                         RATIO OF     AVERAGE NET      RATIO OF                      RATIO OF
    TOTAL                                  NET ASSETS    OPERATING      ASSETS      NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO    INCLUDING      INCOME TO      PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    INTEREST      AVERAGE NET     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++++ (IN 000'S)     ASSETS        EXPENSE         ASSETS         RATE         NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
   $(0.29)         $11.67         4.49%     $625,817       0.60%++           (a)         4.73%++         6%            0.80%++
    (0.62)          11.46        11.12       456,485       0.60              (a)         4.97           38             0.84
    (0.59)          10.89         6.03        77,260       0.60              (a)         5.41           25             0.91
    (0.20)          10.84        (0.41)       68,022       0.60++            (a)         5.35++          4             0.91++
    (0.59)          11.08        21.55        68,836       0.60              (a)         5.63           49             0.88
    (0.82)           9.64        (8.17)       59,279       0.61          0.62%           5.42           63             0.90
    (0.63)          11.33        12.54        88,386       0.52            --            5.24           48             0.84
   $(0.28)         $11.67         4.39%     $ 24,183       0.80%++           (a)         4.53%++         6%            1.00%++
    (0.59)          11.46        10.89        19,226       0.80              (a)         4.77           38             1.04
    (0.57)          10.89         5.82        15,075       0.80              (a)         5.21           25             1.11
    (0.19)          10.84        (0.47)       26,085       0.80++            (a)         5.15++          4             1.11++
    (0.57)          11.08        21.31        27,963       0.80              (a)         5.43           49             1.08
    (0.80)           9.64        (8.34)       23,754       0.79          0.80%           5.24           63             1.08
    (0.61)          11.33        12.37        28,415       0.60            --            5.09           48             0.99
   $(0.24)         $11.67         4.05%     $ 15,108       1.45%++           (a)         3.89%++         6%            1.65%++
    (0.53)          11.46        10.23        15,383       1.42              (a)         4.15           38             1.66
    (0.51)          10.89         5.24        14,615       1.35              (a)         4.66           25             1.66
    (0.17)          10.84        (0.66)       16,870       1.35++            (a)         4.60++          4             1.66++
    (0.51)          11.08        20.65        18,165       1.35              (a)         4.88           49             1.63
    (0.74)           9.64        (8.86)       17,101       1.36          1.37%           4.67           63             1.65
    (0.23)          11.33         3.89        15,133       1.27++          --           4.49++          48             1.59++
   $(0.24)         $11.67         4.10%     $  2,127       1.45%++           (a)         3.89%++         6%            1.65%++
    (0.54)          11.46        10.37         2,444       1.33              (a)         4.24           38             1.57
    (0.53)          10.89         5.50         1,713       1.10              (a)         4.91           25             1.41
    (0.18)          10.84        (0.60)        2,173       1.16++            (a)         4.79++          4             1.47++
    (0.51)          11.08        20.65         2,268       1.35              (a)         4.88           49             1.63
    (0.74)           9.64        (8.86)        3,064       1.36          1.37%           4.67           63             1.65
    (0.54)          11.33        11.69         6,331       1.27            --            4.49           48             1.59


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                         NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                           VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                         BEGINNING   INVESTMENT   GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                         OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                         --------------------------------------------------------------------------------------
FLORIDA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 09/30/1998
  (unaudited)..........................   $10.77       $0.21          $ 0.14           $ 0.35          $(0.21)           --
Year ended 03/31/1998..................    10.40        0.50            0.37             0.87           (0.50)           --
Year ended 03/31/1997..................    10.46        0.49           (0.06)            0.43           (0.49)           --
Period ended 03/31/1996(b).............    10.63        0.17           (0.17)            0.00           (0.17)           --
Year ended 11/30/1995..................     9.61        0.48            1.02             1.50           (0.48)           --
Year ended 11/30/1994..................    10.50        0.45           (0.88)           (0.43)          (0.45)#       (0.01)
Period ended 11/30/1993*...............    10.00        0.44            0.50             0.94           (0.44)           --
INVESTOR A SHARES
Six months ended 09/30/1998
  (unaudited)..........................   $10.77       $0.21          $ 0.14           $ 0.35          $(0.21)           --
Year ended 03/31/1998..................    10.40        0.48            0.37             0.85           (0.48)           --
Year ended 03/31/1997..................    10.46        0.47           (0.06)            0.41           (0.47)           --
Period ended 03/31/1996(b).............    10.63        0.16           (0.17)           (0.01)          (0.16)           --
Year ended 11/30/1995..................     9.61        0.46            1.02             1.48           (0.46)           --
Year ended 11/30/1994..................    10.50        0.43           (0.88)           (0.45)          (0.43)#       (0.01)
Period ended 11/30/1993*...............     9.99        0.42            0.51             0.93           (0.42)           --
INVESTOR B SHARES
Six months ended 09/30/1998
  (unaudited)..........................   $10.77       $0.18          $ 0.14           $ 0.32          $(0.18)           --
Year ended 03/31/1998..................    10.40        0.43            0.37             0.80           (0.43)           --
Year ended 03/31/1997..................    10.46        0.44           (0.06)            0.38           (0.44)           --
Period ended 03/31/1996(b).............    10.63        0.15           (0.17)           (0.02)          (0.15)           --
Year ended 11/30/1995..................     9.61        0.43            1.02             1.45           (0.43)           --
Year ended 11/30/1994..................    10.50        0.40           (0.88)           (0.48)          (0.40)#       (0.01)
Period ended 11/30/1993*...............    10.32        0.18            0.18             0.36           (0.18)           --
INVESTOR C SHARES
Six months ended 09/30/1998
  (unaudited)..........................   $10.77       $0.18          $ 0.14           $ 0.32          $(0.18)           --
Year ended 03/31/1998(c)...............    10.40        0.43            0.37             0.80           (0.43)           --
Year ended 03/31/1997..................    10.46        0.44           (0.06)            0.38           (0.44)           --
Period ended 03/31/1996(b).............    10.63        0.15           (0.17)           (0.02)          (0.15)           --
Year ended 11/30/1995..................     9.61        0.43            1.02             1.45           (0.43)           --
Year ended 11/30/1994..................    10.50        0.39           (0.88)           (0.49)          (0.39)#       (0.01)
Period ended 11/30/1993*...............     9.98        0.35            0.52             0.87           (0.35)           --

---------------

 * Florida Intermediate Municipal Bond Primary A, Investor A, Investor B and Investor C Shares commenced operations on December 11, 1992, December 14, 1992, June 7, 1993 and December 17, 1992, respectively.
 ++ Annualized.
 ++++ Total return represents aggregate total return for the period indicated
      and does not reflect the deduction of any applicable sales charges.
 # Amount includes distributions in excess of net investment income, which were less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                                 WITHOUT WAIVERS AND/OR
                                                                                                 EXPENSE REIMBURSEMENTS
                                                                                                 ----------------------
                                                         RATIO OF        RATIO OF                       RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO      EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER         AVERAGE
DISTRIBUTIONS   END OF PERIOD  RETURN++++  (IN 000'S)     ASSETS          ASSETS         RATE          NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
   $(0.21)         $10.91         3.72%     $212,368       0.50%++(a)      4.71%++         2%             0.70%++
    (0.50)          10.77         8.55       203,710       0.50(a)         4.74           13              0.02
    (0.49)          10.40         4.22        51,748       0.50(a)         4.72           16              0.81
    (0.17)          10.46        (0.06)       44,988       0.50++(a)      4.66++          18             0.86++
    (0.48)          10.63        15.92        44,038       0.55(a)         4.70           27              0.81
    (0.46)           9.61        (4.26)       42,717       0.55(a)         4.44           34              0.76
    (0.44)          10.50         9.50        41,489       0.44++         4.28++          15             0.80++
   $(0.21)         $10.91         3.61%     $ 15,518       0.70%++(a)      4.51%++         2%             0.90%++
    (0.48)          10.77         8.34         7,205       0.70(a)         4.54           13              0.96
    (0.47)          10.40         4.01         2,142       0.70(a)         4.52           16              1.01
    (0.16)          10.46        (0.13)        2,029       0.70++(a)      4.46++          18             1.06++
    (0.46)          10.63        15.68         2,292       0.75(a)         4.50           27              1.01
    (0.44)           9.61        (4.43)        2,114       0.73(a)         4.26           34              0.94
    (0.42)          10.50         9.44         2,261       0.59++         4.13++          15             0.95++
   $(0.18)         $10.91         3.30%     $  4,418       1.30%++(a)      3.91%++         2%             1.50%++
    (0.43)          10.77         7.80         3,606       1.20(a)         4.04           13              1.46
    (0.44)          10.40         3.70         3,488       1.00(a)         4.22           16              1.31
    (0.15)          10.46        (0.23)        4,001       1.00++(a)      4.16++          18             1.36++
    (0.43)          10.63        15.34         4,775       1.05(a)         4.20           27              1.31
    (0.41)           9.61        (4.73)        4,691       1.05(a)         3.94           34              1.26
    (0.18)          10.50         3.53         3,328       0.94++         3.78++          15             1.30++
   $(0.18)         $10.91         3.29%     $  2,173       1.30%++(a)      3.91%++         2%             1.50%++
    (0.43)          10.77         7.80           188       1.20(a)         4.04           13              1.46
    (0.44)          10.40         3.71           272       1.00(a)         4.22           16              1.31
    (0.15)          10.46        (0.23)          275       1.00++(a)      4.16++          18             1.36++
    (0.43)          10.63        15.34           227       1.05(a)         4.20           27              1.31
    (0.40)           9.61        (4.81)          614       1.13(a)         3.86           34              1.34
    (0.35)          10.50         8.80           684       1.19++         3.53++          15             1.55++

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                         NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                           VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                         BEGINNING   INVESTMENT   GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                         OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                         --------------------------------------------------------------------------------------
FLORIDA MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 09/30/1998
  (unaudited)..........................   $ 9.99       $0.20          $ 0.20           $ 0.40          $(0.20)         --
Year ended 03/31/1998..................     9.48        0.48            0.51             0.99           (0.48)         --
Year ended 03/31/1997..................     9.47        0.48            0.01             0.49           (0.48)         --
Period ended 03/31/1996(b).............     9.76        0.16           (0.29)           (0.13)          (0.16)         --
Year ended 11/30/1995..................     8.40        0.51            1.36             1.87           (0.51)         --
Period ended 11/30/1994*...............     9.93        0.49           (1.53)           (1.04)          (0.49)         --
INVESTOR A SHARES
Six months ended 09/30/1998
  (unaudited)..........................   $ 9.99       $0.19          $ 0.20           $ 0.39          $(0.19)         --
Year ended 03/31/1998..................     9.48        0.46            0.51             0.97           (0.46)         --
Year ended 03/31/1997..................     9.47        0.46            0.01             0.47           (0.46)         --
Period ended 03/31/1996(b).............     9.76        0.15           (0.29)           (0.14)          (0.15)         --
Year ended 11/30/1995..................     8.40        0.49            1.36             1.85           (0.49)         --
Period ended 11/30/1994*...............     9.98        0.47           (1.58)           (1.11)          (0.47)         --
INVESTOR B SHARES
Six months ended 09/30/1998
  (unaudited)..........................   $ 9.99       $0.17          $ 0.20           $ 0.37          $(0.17)         --
Year ended 03/31/1998..................     9.48        0.40            0.51             0.91           (0.40)         --
Year ended 03/31/1997..................     9.47        0.41            0.01             0.42           (0.41)         --
Period ended 03/31/1996(b).............     9.76        0.14           (0.29)           (0.15)          (0.14)         --
Year ended 11/30/1995..................     8.40        0.44            1.36             1.80           (0.44)         --
Year ended 11/30/1994..................     9.73        0.45           (1.33)           (0.88)          (0.45)         --
Period ended 11/30/1993*...............    10.00        0.03           (0.27)           (0.24)          (0.03)         --
INVESTOR C SHARES
Six months ended 09/30/1998
  (unaudited)..........................   $ 9.99       $0.17          $ 0.20           $ 0.37          $(0.17)         --
Year ended 03/31/1998(c)...............     9.48        0.41            0.51             0.92           (0.41)         --
Year ended 03/31/1997..................     9.47        0.44            0.01             0.45           (0.44)         --
Period ended 03/31/1996(b).............     9.76        0.14           (0.29)           (0.15)          (0.14)         --
Year ended 11/30/1995..................     8.40        0.44            1.36             1.80           (0.44)         --
Period ended 11/30/1994*...............     8.47        0.03           (0.07)           (0.04)          (0.03)         --

---------------

 * Florida Municipal Bond Primary A, Investor A, Investor B and Investor C Shares commenced operations on December 13, 1993, December 10, 1993, October 22, 1993 and November 3, 1994, respectively.
 ++ Annualized.
 ++++ Total return represents aggregate total return for the period indicated
      and does not reflect the deduction of any applicable sales charges.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(c) Per share net investment income has been calculated using the monthly average share method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                                 WITHOUT WAIVERS AND/OR
                                                                                                 EXPENSE REIMBURSEMENTS
                                                                                                 ----------------------
                                                         RATIO OF        RATIO OF                       RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO      EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER         AVERAGE
DISTRIBUTIONS   END OF PERIOD  RETURN++++  (IN 000'S)     ASSETS          ASSETS         RATE          NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
   $(0.20)         $10.19          4.47%    $75,390        0.60%++(a)      4.80%++         11%            0.81%++
    (0.48)           9.99         10.60      27,378        0.60(a)         4.85            19             0.90
    (0.48)           9.48          5.29      16,702        0.60(a)         5.07            23             0.93
    (0.16)           9.47         (1.33)     13,044        0.60++(a)      5.03++            7             0.96++
    (0.51)           9.76         22.69      11,219        0.39(a)         5.44            13             0.95
    (0.49)           8.40        (10.70)      4,258        0.21++(a)      5.55++           46             0.91++
   $(0.19)         $10.19          4.37%    $73,898        0.80%++(a)      4.60%++         11%            1.01%++
    (0.46)           9.99         10.38       2,027        0.80(a)         4.65            19             1.10
    (0.46)           9.48          5.09       1,781        0.80(a)         4.87            23             1.13
    (0.15)           9.47         (1.40)      1,836        0.80++(a)      4.83++            7            1.16++
    (0.49)           9.76         22.45       1,787        0.59(a)         5.24            13             1.15
    (0.47)           8.40        (11.35)      1,024        0.39++(a)      5.37++           46             1.09++
   $(0.17)         $10.19          4.03%    $17,218        1.45%++(a)      3.95%++         11%            1.66%++
    (0.40)           9.99          9.71      17,048        1.42(a)         4.03            19             1.72
    (0.41)           9.48          4.52      19,751        1.35(a)         4.32            23             1.68
    (0.14)           9.47         (1.58)     23,947        1.35++(a)      4.28++            7             1.71++
    (0.44)           9.76         21.78      25,398        1.14(a)         4.69            13             1.70
    (0.45)           8.40         (9.37)     19,868        0.96(a)         4.80            46             1.66
    (0.03)           9.73         (2.35)     11,434        0.68++         3.29++        3.29++            0.00
   $(0.17)         $10.19          4.03%    $     3        1.45%++(a)      3.95%++         11%            1.66%++
    (0.41)           9.99          9.83           3        1.33(a)         4.12            19             1.63
    (0.44)           9.48          4.78          40        1.10(a)         4.57            23             1.43
    (0.14)           9.47         (1.52)         38        1.15++(a)      4.48++            7             1.51++
    (0.44)           9.76         21.80          38        1.14(a)         4.69            13             1.70
    (0.03)           8.40         (0.43)          2        0.96++(a)      4.80++           46             1.66++

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                     NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                       VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                     BEGINNING   INVESTMENT   GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                     OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                     --------------------------------------------------------------------------------------
GEORGIA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 09/30/1998
  (unaudited)......................   $10.92       $0.21          $ 0.19           $ 0.40          $(0.21)       $(0.01)
Year ended 03/31/1998..............    10.58        0.49            0.38             0.87           (0.49)        (0.04)
Year ended 03/31/1997..............    10.63        0.50           (0.05)            0.45           (0.50)           --
Period ended 03/31/1996(b).........    10.81        0.17           (0.18)           (0.01)          (0.17)           --
Year ended 11/30/1995..............     9.82        0.50            0.99             1.49           (0.50)           --
Year ended 11/30/1994..............    10.82        0.49           (0.98)           (0.49)          (0.49)#       (0.02)
Year ended 11/30/1993..............    10.29        0.50            0.56             1.06           (0.50)        (0.03)
INVESTOR A SHARES
Six months ended 09/30/1998
  (unaudited)......................   $10.92       $0.20          $ 0.19           $ 0.39          $(0.20)       $(0.01)
Year ended 03/31/1998..............    10.58        0.47            0.38             0.85           (0.47)        (0.04)
Year ended 03/31/1997..............    10.63        0.48           (0.05)            0.43           (0.48)           --
Period ended 03/31/1996(b).........    10.81        0.16           (0.18)           (0.02)          (0.16)           --
Year ended 11/30/1995..............     9.82        0.48            0.99             1.47           (0.48)           --
Year ended 11/30/1994..............    10.82        0.47           (0.98)           (0.51)          (0.47)#       (0.02)
Year ended 11/30/1993..............    10.28        0.48            0.57             1.05           (0.48)        (0.03)
INVESTOR B SHARES
Six months ended 09/30/1998
  (unaudited)......................   $10.92       $0.17          $ 0.19           $ 0.36          $(0.17)       $(0.01)
Year ended 03/31/1998..............    10.58        0.42            0.38             0.80           (0.42)        (0.04)
Year ended 03/31/1997..............    10.63        0.45           (0.05)            0.40           (0.45)           --
Period ended 03/31/1996(b).........    10.81        0.15           (0.18)           (0.03)          (0.15)           --
Year ended 11/30/1995..............     9.82        0.45            0.99             1.44           (0.45)           --
Year ended 11/30/1994..............    10.82        0.44           (0.98)           (0.54)          (0.44)#       (0.02)
Period ended 11/30/1993*...........    10.61        0.20            0.21             0.41           (0.20)           --
INVESTOR C SHARES
Six months ended 09/30/1998
  (unaudited)......................   $10.92       $0.17          $ 0.19           $ 0.36          $(0.17)       $(0.01)
Year ended 03/31/1998(c)...........    10.58        0.42            0.38             0.80           (0.42)        (0.04)
Year ended 03/31/1997..............    10.63        0.45           (0.05)            0.40           (0.45)           --
Period ended 03/31/1996(b).........    10.81        0.15           (0.18)           (0.03)          (0.15)           --
Year ended 11/30/1995..............     9.82        0.45            0.99             1.44           (0.45)           --
Year ended 11/30/1994..............    10.82        0.43           (0.98)           (0.55)          (0.43)#       (0.02)
Year ended 11/30/1993..............    10.29        0.42            0.56             0.98           (0.42)        (0.03)

---------------

     * Georgia Intermediate Municipal Bond Primary A, Investor A, Investor B and Investor C Shares commenced operations on March 1, 1992, May 4, 1992, June 7, 1993 and June 17, 1992, respectively.
    ++ Annualized.
  ++++ Total return represents aggregate total return for the period indicated
       and does not reflect the deduction of any applicable sales charges. ++++++ Unaudited.
     # Amount includes distributions in excess of net investment income, which were less than $0.01 per share.
   (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
   (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
   (c) Per share net investment income has been calculated using the monthly average share method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                           RATIO OF
                                                                           OPERATING
                                                                          EXPENSES TO
                                                             RATIO OF     AVERAGE NET      RATIO OF
        TOTAL                                  NET ASSETS    OPERATING      ASSETS      NET INVESTMENT
      DIVIDENDS       NET ASSET                  END OF     EXPENSES TO    INCLUDING      INCOME TO      PORTFOLIO
         AND            VALUE        TOTAL       PERIOD     AVERAGE NET    INTEREST      AVERAGE NET     TURNOVER
    DISTRIBUTIONS   END OF PERIOD  RETURN++++  (IN 000'S)     ASSETS        EXPENSE         ASSETS         RATE
    -------------------------------------------------------------------------------------------------------------
       $(0.22)         $11.10          4.09%    $131,484       0.50%++           (a)         4.55%++          8%
        (0.53)          10.92          8.45      125,654       0.50              (a)         4.54            25
        (0.50)          10.58          4.33       43,470       0.50              (a)         4.72             9
        (0.17)          10.63         (0.13)      38,222       0.50              (a)         4.67++           3
        (0.50)          10.81         15.42       40,383       0.55              (a)         4.76            17
        (0.51)           9.82         (4.70)      33,111       0.54          0.55%           4.74            22
        (0.53)          10.82         10.43       30,738       0.46            --            4.57             6
       $(0.21)         $11.10          3.99%    $ 24,918       0.70%++           (a)         4.35%++          8%
        (0.51)          10.92          8.24        9,446       0.70              (a)         4.34            25
        (0.48)          10.58          4.12        8,810       0.70              (a)         4.52             9
        (0.16)          10.63         (0.19)       8,625       0.70              (a)         4.47++           3
        (0.48)          10.81         15.20        9,175       0.75              (a)         4.56            17
        (0.49)           9.82         (4.87)      10,401       0.72          0.73%           4.56            22
        (0.51)          10.82         10.37       16,752       0.61            --            4.42             6
       $(0.18)         $11.10          3.68%    $  7,695       1.30%++           (a)         3.75%++          8%
        (0.46)          10.92          7.70        7,378       1.20              (a)         3.84            25
        (0.45)          10.58          3.81        7,601       1.00              (a)         4.22             9
        (0.15)          10.63         (0.29)       8,098       1.00              (a)         4.17++           3
        (0.45)          10.81         14.85        8,160       1.05              (a)         4.26            17
        (0.46)           9.82         (5.17)       7,269       1.04          1.05%           4.24            22
        (0.20)          10.82          3.86        4,506       0.96++          --            4.07++           6
       $(0.18)         $11.10          3.68%    $    846       1.30%++           (a)         3.75%++          8%
        (0.46)          10.92          7.70        1,034       1.20              (a)         3.84            25
        (0.45)          10.58          3.81        1,983       1.00              (a)         4.22             9
        (0.15)          10.63         (0.29)       2,445       1.00              (a)         4.17++           3
        (0.45)          10.81         14.85        2,606       1.05              (a)         4.26            17
        (0.45)           9.82         (5.25)       2,397       1.12          1.13%           4.16            22
        (0.45)          10.82          9.61        2,990       1.21            --            3.82             6

     WITHOUT WAIVERS AND/OR
     EXPENSE REIMBURSEMENTS
     ----------------------
            RATIO OF
           OPERATING
          EXPENSES TO
          AVERAGE NET
             ASSETS
    ----------------------------------------------
              0.70%++
              0.75
              0.80
              0.83++
              0.80
              0.75
              0.77
              0.90%++
              0.95
              1.00
              1.03++
              1.00
              0.93
              0.92
              1.50%++
              1.45
              1.30
              1.33++
              1.30
              1.25
              1.27++
              1.50%++
              1.45
              1.30
              1.33++
              1.30
              1.33
              1.52

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                           NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS
                                                             VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET
                                                           BEGINNING   INVESTMENT   GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                                           OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME
                                                           ----------------------------------------------------------------------
GEORGIA MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 09/30/1998 (unaudited)..................   $10.00       $0.20          $ 0.25           $ 0.45          $(0.20)
Year ended 03/31/1998....................................     9.50        0.47            0.50             0.97           (0.47)
Year ended 03/31/1997....................................     9.48        0.47            0.02             0.49           (0.47)
Period ended 03/31/1996(b)...............................     9.72        0.16           (0.24)           (0.08)          (0.16)
Year ended 11/30/1995....................................     8.38        0.51            1.34             1.85           (0.51)
Period ended 11/30/1994*.................................    10.02        0.46           (1.64)           (1.18)          (0.46)
INVESTOR A SHARES
Six months ended 09/30/1998 (unaudited)..................   $10.00       $0.19          $ 0.25           $ 0.44          $(0.19)
Year ended 03/31/1998....................................     9.50        0.45            0.50             0.95           (0.45)
Year ended 03/31/1997....................................     9.48        0.45            0.02             0.47           (0.45)
Period ended 03/31/1996(b)...............................     9.72        0.14           (0.24)           (0.10)          (0.14)
Year ended 11/30/1995....................................     8.38        0.49            1.34             1.83           (0.49)
Period ended 11/30/1994*.................................     9.99        0.47           (1.61)           (1.14)          (0.47)
INVESTOR B SHARES
Six months ended 09/30/1998 (unaudited)..................   $10.00       $0.16          $ 0.25           $ 0.41          $(0.16)
Year ended 03/31/1998....................................     9.50        0.39            0.50             0.89           (0.39)
Year ended 03/31/1997....................................     9.48        0.40            0.02             0.42           (0.40)
Period ended 03/31/1996(b)...............................     9.72        0.14           (0.24)           (0.10)          (0.14)
Year ended 11/30/1995....................................     8.38        0.44            1.34             1.78           (0.44)
Year ended 11/30/1994....................................     9.81        0.45           (1.43)           (0.98)          (0.45)
Period ended 11/30/1993*.................................    10.00        0.04           (0.19)           (0.15)          (0.04)
INVESTOR C SHARES
Six months ended 09/30/1998 (unaudited)..................   $10.00       $0.16          $ 0.25           $ 0.41          $(0.16)
Year ended 03/31/1998(c).................................     9.50        0.40            0.50             0.90           (0.40)
Year ended 03/31/1997....................................     9.48        0.42            0.02             0.44           (0.42)
Period ended 03/31/1996(b)...............................     9.72        0.14           (0.24)           (0.10)          (0.14)
Year ended 11/30/1995....................................     8.38        0.44            1.34             1.78           (0.44)
Period ended 11/30/1994*.................................     8.45        0.03           (0.07)           (0.04)          (0.03)

---------------

   * Georgia Municipal Bond Primary A, Investor A, Investor B and Investor C Shares commenced operations on January 13, 1994, December 30, 1993, October 21, 1993 and November 3, 1994, respectively.
  ++ Annualized.
++++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
 (c) Per share net investment income has been calculated using the monthly average share method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                                 WITHOUT WAIVERS AND/OR
                                                                                                 EXPENSE REIMBURSEMENTS
                                                                                                 ----------------------
                                                         RATIO OF        RATIO OF                       RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO      EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER         AVERAGE
DISTRIBUTIONS   END OF PERIOD  RETURN++++  (IN 000'S)     ASSETS          ASSETS         RATE          NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
   $(0.20)         $10.25          4.91%    $ 9,438     0.60%++(a)         4.63%++         8%             0.97%++
    (0.47)          10.00         10.43       8,138     0.60(a)            4.82           30              1.02
    (0.47)           9.50          5.29       5,550     0.60(a)            4.96           19              1.05
    (0.16)           9.48         (0.84)      2,068     0.60++(a)         4.96++           7             1.14++
    (0.51)           9.72         22.48       2,628     0.40(a)            5.42           26              1.09
    (0.46)           8.38        (12.07)        232     0.21++(a)         5.60++          35             1.04++
   $(0.19)         $10.25          4.80%    $ 2,250     0.80%++(a)         4.43%++         8%             1.17%++
    (0.45)          10.00         10.22         483     0.80(a)            4.62           30              1.22
    (0.45)           9.50          5.05         208     0.80(a)            4.76           19              1.25
    (0.14)           9.48         (1.08)          7     0.80++(a)         4.76++           7             1.34++
    (0.49)           9.72         22.25           7     0.60(a)            5.22           26              1.29
    (0.47)           8.38        (11.71)          6     0.39++(a)         5.42++          35             1.22++
   $(0.16)         $10.25          4.47%    $10,656     1.45%++(a)         3.78%++         8%             1.82%++
    (0.39)          10.00          9.54      10,052     1.42(a)            4.00           30              1.84
    (0.40)           9.50          4.50      10,182     1.35(a)            4.21           19              1.80
    (0.14)           9.48         (1.09)     12,254     1.35++(a)         4.21++           7             1.89++
    (0.44)           9.72         21.58      13,017     1.15(a)            4.67           26              1.84
    (0.45)           8.38        (10.28)      9,500     0.96(a)            4.85           35              1.79
    (0.04)           9.81         (1.49)      4,820       0.70++          3.63++          30             2.08++
   $(0.16)         $10.25          4.45%    $     3     1.45%++(a)         3.78%++         8%             1.82%++
    (0.40)          10.00          9.64          27     1.33(a)            4.09           30              1.75
    (0.42)           9.50          4.77          72     1.10(a)            4.46           19              1.55
    (0.14)           9.48         (1.03)         69     1.16++(a)         4.40++           7             1.70++
    (0.44)           9.72         21.59          69     1.15(a)            4.67           26              1.84
    (0.03)           8.38         (0.44)          2     0.96++(a)         4.85++          35             1.79++

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                         NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                           VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                         BEGINNING   INVESTMENT   GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                         OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                         --------------------------------------------------------------------------------------
MARYLAND INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 09/30/1998
  (unaudited)..........................   $11.01       $0.25          $ 0.17           $ 0.42          $(0.25)           --
Year ended 03/31/1998..................    10.70        0.51            0.31             0.82           (0.51)           --
Year ended 03/31/1997..................    10.80        0.51           (0.10)            0.41           (0.51)           --
Period ended 03/31/1996(b).............    10.95        0.17           (0.15)            0.02           (0.17)           --
Year ended 11/30/1995..................    10.00        0.51            0.98             1.49           (0.51)       $(0.03)
Year ended 11/30/1994..................    11.09        0.50           (0.99)           (0.49)          (0.50)        (0.10)
Year ended 11/30/1993..................    10.72        0.52            0.44             0.96           (0.52)        (0.07)
INVESTOR A SHARES
Six months ended 09/30/1998
  (unaudited)..........................   $11.01       $0.24          $ 0.17           $ 0.41          $(0.24)           --
Year ended 03/31/1998..................    10.70        0.49            0.31             0.80           (0.49)           --
Year ended 03/31/1997..................    10.80        0.48           (0.10)            0.38           (0.48)           --
Period ended 03/31/1996(b).............    10.95        0.16           (0.15)            0.01           (0.16)           --
Year ended 11/30/1995..................    10.00        0.48            0.98             1.46           (0.48)       $(0.03)
Year ended 11/30/1994..................    11.09        0.48           (0.99)           (0.51)          (0.48)        (0.10)
Year ended 11/30/1993..................    10.72        0.51            0.44             0.95           (0.51)        (0.07)
INVESTOR B SHARES
Six months ended 09/30/1998
  (unaudited)..........................   $11.01       $0.21          $ 0.17           $ 0.38          $(0.21)           --
Year ended 03/31/1998..................    10.70        0.43            0.31             0.74           (0.43)           --
Year ended 03/31/1997..................    10.80        0.45           (0.10)            0.35           (0.45)           --
Period ended 03/31/1996(b).............    10.95        0.15           (0.15)            0.00           (0.15)           --
Year ended 11/30/1995..................    10.00        0.45            0.98             1.43           (0.45)       $(0.03)
Year ended 11/30/1994..................    11.09        0.45           (0.99)           (0.54)          (0.45)        (0.10)
Period ended 11/30/1993*...............    10.94        0.21            0.17             0.38           (0.21)        (0.02)
INVESTOR C SHARES
Six months ended 09/30/1998
  (unaudited)..........................   $11.01       $0.21          $ 0.17           $ 0.38          $(0.21)           --
Year ended 03/31/1998..................    10.70        0.43            0.31             0.74           (0.43)           --
Year ended 03/31/1997..................    10.80        0.45           (0.10)            0.35           (0.45)           --
Period ended 03/31/1996(b).............    10.95        0.15           (0.15)            0.00           (0.15)           --
Year ended 11/30/1995..................    10.00        0.45            0.98             1.43           (0.45)       $(0.03)
Year ended 11/30/1994..................    11.09        0.44           (0.99)           (0.55)          (0.44)        (0.10)
Year ended 11/30/1993..................    10.72        0.40            0.44             0.84           (0.40)        (0.07)

---------------

     * Maryland Intermediate Municipal Bond Primary A, Investor A, Investor B and Investor C Shares commenced operations on September 1, 1990, September 1, 1990, June 8, 1993 and June 17, 1992, respectively.
    ++ Annualized.
  ++++ Total return represents aggregate total return for the period indicated
       and does not reflect the deduction of any applicable sales charges. ++++++ Unaudited.
   (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
   (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

-------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                         RATIO OF
                                                                         OPERATING       RATIO OF
DISTRIBUTION        TOTAL                                  NET ASSETS   EXPENSES TO   NET INVESTMENT
IN EXCESS OF      DIVIDENDS       NET ASSET                  END OF       AVERAGE       INCOME TO      PORTFOLIO
NET REALIZED         AND            VALUE        TOTAL       PERIOD         NET        AVERAGE NET     TURNOVER
CAPITAL GAINS   DISTRIBUTIONS   END OF PERIOD  RETURN++++  (IN 000'S)     ASSETS          ASSETS         RATE
----------------------------------------------------------------------------------------------------------------
       --          $(0.25)         $11.18         3.89%     $181,006       0.50%++(a)    4.57%++           9%
       --           (0.51)          11.01         7.83        84,715       0.50            4.63           12
       --           (0.51)          10.70         3.83        63,549       0.50(a)         4.70           10
       --           (0.17)          10.80         0.16        61,337       0.50++(a)      4.62++           4
       --           (0.54)          10.95        15.16        62,460       0.55(a)         4.76           11
   $(0.00)#         (0.60)          10.00        (4.64)       61,349       0.53(a)         4.73           22
       --           (0.59)          11.09         9.11        61,552       0.49            4.73           26
       --          $(0.24)         $11.18         3.78%     $ 16,168       0.70%++(a)    4.37%++           9%
       --           (0.49)          11.01         7.61        15,558       0.70            4.43           12
       --           (0.48)          10.70         3.62        14,988       0.70(a)         4.50           10
       --           (0.16)          10.80         0.09        19,456       0.70++(a)      4.42++           4
       --           (0.51)          10.95        14.94        21,208       0.75(a)         4.56           11
   $(0.00)#         (0.58)          10.00        (4.82)       22,145       0.71(a)         4.55           22
       --           (0.58)          11.09         8.96        22,144       0.64            4.58           26
       --          $(0.21)         $11.18         3.47%     $  5,540       1.30%++(a)    3.77%++           9%
       --           (0.43)          11.01         7.07         4,804       1.20            3.93           12
       --           (0.45)          10.70         3.31         4,299       1.00(a)         4.20           10
       --           (0.15)          10.80        (0.01)        4,500       1.00++(a)      4.12++           4
       --           (0.48)          10.95        14.59         4,485       1.05(a)         4.26           11
   $(0.00)#         (0.55)          10.00        (5.12)        4,368       1.03(a)         4.23           22
       --           (0.23)          11.09         3.53         3,234       0.99++         4.23++          26
       --          $(0.21)         $11.18         3.47%     $    603       1.30%++(a)    3.77%++           9%
       --           (0.43)          11.01         7.07           840       1.20            3.93           12
       --           (0.45)          10.70         3.31         2,017       1.00(a)         4.20           10
       --           (0.15)          10.80        (0.01)        2,900       1.00++(a)      4.12++           4
       --           (0.48)          10.95        14.59         2,808       1.05(a)         4.26           11
   $(0.00)#         (0.54)          10.00        (5.20)        2,570       1.11(a)         4.15           22
       --           (0.47)          11.09         8.30         4,424       1.24            3.98           26

               WITHOUT WAIVERS AND/OR
               EXPENSE REIMBURSEMENTS
               ----------------------
                      RATIO OF
                     OPERATING
                    EXPENSES TO
                      AVERAGE
                     NET ASSETS
               ----------------------
                        0.73%++
                        0.80
                        0.78
                       0.81++
                        0.80
                        0.73
                        0.73
                        0.93%++
                        1.00
                        0.98
                       1.01++
                        1.00
                        0.91
                        0.88
                        1.53%++
                        1.50
                        1.28
                       1.31++
                        1.30
                        1.23
                       1.23++
                        1.53%++
                        1.50
                        1.28
                       1.31++
                        1.30
                        1.31
                        1.48

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                    NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                      VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                    BEGINNING   INVESTMENT   GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                    OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                    --------------------------------------------------------------------------------------
MARYLAND MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 09/30/1998
  (unaudited).....................   $ 9.94       $0.22          $ 0.20           $ 0.42          $(0.22)           --
Year ended 03/31/1998.............     9.41        0.45            0.53             0.98           (0.45)           --
Year ended 03/31/1997.............     9.39        0.46            0.02             0.48           (0.46)           --
Period ended 03/31/1996(b)........     9.63        0.15           (0.24)           (0.09)          (0.15)           --
Year ended 11/30/1995.............     8.37        0.48            1.26             1.74           (0.48)           --
Period ended 11/30/1994*..........     8.90        0.11           (0.53)           (0.42)          (0.11)           --
INVESTOR A SHARES
Six months ended 09/30/1998
  (unaudited).....................   $ 9.94       $0.21          $ 0.20           $ 0.41          $(0.21)           --
Year ended 03/31/1998.............     9.41        0.43            0.53             0.96           (0.43)           --
Year ended 03/31/1997.............     9.39        0.44            0.02             0.46           (0.44)           --
Period ended 03/31/1996(b)........     9.63        0.14           (0.24)           (0.10)          (0.14)           --
Year ended 11/30/1995.............     8.37        0.46            1.26             1.72           (0.46)           --
Year ended 11/30/1994.............     9.77        0.49           (1.40)           (0.91)          (0.49)           --
Period ended 11/30/1993*..........     9.80        0.03           (0.03)            0.00           (0.03)           --
INVESTOR B SHARES
Six months ended 09/30/1998
  (unaudited).....................   $ 9.94       $0.18          $ 0.20           $ 0.38          $(0.18)           --
Year ended 03/31/1998.............     9.41        0.37            0.53             0.90           (0.37)           --
Year ended 03/31/1997.............     9.39        0.39            0.02             0.41           (0.39)           --
Period ended 03/31/1996(b)........     9.63        0.13           (0.24)           (0.11)          (0.13)           --
Year ended 11/30/1995.............     8.37        0.41            1.26             1.67           (0.41)           --
Year ended 11/30/1994.............     9.77        0.44           (1.40)           (0.96)          (0.44)           --
Period ended 11/30/1993*..........    10.00        0.04           (0.23)           (0.19)          (0.04)           --
INVESTOR C SHARES
Six months ended 09/30/1998
  (unaudited).....................   $ 9.94       $0.18          $ 0.20           $ 0.38          $(0.18)           --
Year ended 03/31/1998.............     9.41        0.39            0.53             0.92           (0.39)           --
Year ended 03/31/1997.............     9.39        0.42            0.02             0.44           (0.42)           --
Period ended 03/31/1996(b)........     9.63        0.13           (0.24)           (0.11)          (0.13)           --
Year ended 11/30/1995.............     8.37        0.41            1.26             1.67           (0.41)           --
Period ended 11/30/1994*..........     8.44        0.03           (0.07)           (0.04)          (0.03)           --

---------------

   * Maryland Municipal Bond Primary A, Investor A, Investor B and Investor C Shares commenced operations on September 20, 1994, November 4, 1993, October 21, 1993 and November 3, 1994, respectively.
  ++ Annualized.
++++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.
 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                                   WITHOUT WAIVERS AND/OR
                                                                                                   EXPENSE REIMBURSEMENTS
                                                                                                   ----------------------
                                                         RATIO OF        RATIO OF                         RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                     OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO        EXPENSES TO
     AND            VALUE        TOTAL       PERIOD       AVERAGE      AVERAGE NET     TURNOVER           AVERAGE
DISTRIBUTIONS   END OF PERIOD  RETURN++++  (IN 000'S)   NET ASSETS        ASSETS         RATE            NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
   $(0.22)         $10.14          4.27%    $14,598        0.60%++(a)      4.37%++        10%               0.96%++
    (0.45)           9.94         10.62       9,049        0.60            4.61           17                1.07
    (0.46)           9.41          5.20       4,596        0.60            4.88           18                1.12
    (0.15)           9.39         (0.95)      2,788        0.60++         4.72++           7               1.23++
    (0.48)           9.63         21.23       2,595        0.40            5.14           11                1.26
    (0.11)           8.37         (4.89)         39        0.21++(a)      5.48++          39               1.30++
   $(0.21)         $10.14          4.17%    $ 1,926        0.80%++(a)      4.17%++        10%               1.16%++
    (0.43)           9.94         10.40       1,902        0.80            4.41           17                1.27
    (0.44)           9.41          4.99       1,409        0.80            4.68           18                1.32
    (0.14)           9.39         (1.01)      1,086        0.80++         4.52++           7               1.43++
    (0.46)           9.63         20.99       1,031        0.60            4.94           11                1.46
    (0.49)           8.37         (9.59)          9        0.39(a)         5.30           39                1.48
    (0.03)           9.77          0.05           6        0.13++         3.97++           1               1.76++
   $(0.18)         $10.14          3.83%    $13,880        1.45%++(a)      3.52%++        10%               1.81%++
    (0.37)           9.94          9.72      11,071        1.42            3.79           17                1.89
    (0.39)           9.41          4.42       8,099        1.35            4.13           18                1.87
    (0.13)           9.39         (1.19)      9,662        1.35++         3.97++           7               1.98++
    (0.41)           9.63         20.33      10,002        1.15            4.39           11                2.01
    (0.44)           8.37        (10.11)      4,819        0.96(a)         4.73           39                2.05
    (0.04)           9.77         (1.94)      3,048        0.73++         3.37++           1               2.36++
   $(0.18)         $10.14          3.84%    $     3        1.45%++(a)      3.52%++        10%               1.81%++
    (0.39)           9.94          9.88           3        1.33            3.88           17                1.80
    (0.42)           9.41          4.73           2        1.10            4.38           18                1.62
    (0.13)           9.39         (1.13)          2        1.16++         4.16++           7               1.79++
    (0.41)           9.63         20.29           2        1.15            4.39           11                2.01
    (0.03)           8.37         (0.45)          2        0.96++(a)      4.73++          39               2.05++

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                     NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                       VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                     BEGINNING   INVESTMENT   GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                     OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                     --------------------------------------------------------------------------------------
NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 09/30/1998
  (unaudited)......................   $10.70       $0.25          $ 0.15           $ 0.40          $(0.25)       $(0.01)
Year ended 03/31/1998..............    10.34        0.49            0.36             0.85           (0.49)           --
Year ended 03/31/1997..............    10.36        0.47           (0.02)            0.45           (0.47)           --
Period ended 03/31/1996(b).........    10.51        0.16           (0.15)            0.01           (0.16)           --
Year ended 11/30/1995..............     9.53        0.45            0.99             1.44           (0.45)#      $(0.01)
Year ended 11/30/1994..............    10.46        0.44           (0.88)           (0.44)          (0.44)        (0.05)
Period ended 11/30/1993*...........    10.00        0.43            0.46             0.89           (0.43)           --
INVESTOR A SHARES
Six months ended 09/30/1998
  (unaudited)......................   $10.70       $0.24          $ 0.15           $ 0.39          $(0.24)       $(0.01)
Year ended 03/31/1998..............    10.34        0.47            0.36             0.83           (0.47)           --
Year ended 03/31/1997..............    10.36        0.45           (0.02)            0.43           (0.45)           --
Period ended 03/31/1996(b).........    10.51        0.15           (0.15)            0.00           (0.15)           --
Year ended 11/30/1995..............     9.53        0.43            0.99             1.42           (0.43)#       (0.01)
Year ended 11/30/1994..............    10.46        0.42           (0.88)           (0.46)          (0.42)        (0.05)
Period ended 11/30/1993*...........    10.01        0.42            0.45             0.87           (0.42)           --
INVESTOR B SHARES
Six months ended 09/30/1998
  (unaudited)......................   $10.70       $0.21          $ 0.15           $ 0.36          $(0.21)       $(0.01)
Year ended 03/31/1998..............    10.34        0.42            0.36             0.78           (0.42)           --
Year ended 03/31/1997..............    10.36        0.42           (0.02)            0.40           (0.42)           --
Period ended 03/31/1996(b).........    10.51        0.14           (0.15)           (0.01)          (0.14)           --
Year ended 11/30/1995..............     9.53        0.40            0.99             1.39           (0.40)#       (0.01)
Year ended 11/30/1994..............    10.46        0.39           (0.88)           (0.49)          (0.39)        (0.05)
Period ended 11/30/1993*...........    10.31        0.18            0.15             0.33           (0.18)           --
INVESTOR C SHARES
Six months ended 09/30/1998
  (unaudited)......................   $10.70       $0.21          $ 0.15           $ 0.36          $(0.21)       $(0.01)
Year ended 03/31/1998..............    10.34        0.42            0.36             0.78           (0.42)           --
Year ended 03/31/1997..............    10.36        0.42           (0.02)            0.40           (0.42)           --
Period ended 03/31/1996(b).........    10.51        0.14           (0.15)           (0.01)          (0.14)           --
Year ended 11/30/1995..............     9.53        0.40            0.99             1.39           (0.40)#       (0.01)
Year ended 11/30/1994..............    10.46        0.38           (0.88)           (0.50)          (0.38)        (0.05)
Period ended 11/30/1993*...........     9.99        0.35            0.47             0.82           (0.35)           --

---------------

 * North Carolina Intermediate Municipal Bond Primary A, Investor A, Investor B and Investor C Shares commenced operations on December 11, 1992, December 14, 1992, June 7, 1993 and December 16, 1992, respectively.
 ++ Annualized.
 ++++ Total return represents aggregate total return for the period indicated
      and does not reflect the deduction of any applicable sales charges.
 # Amount includes distributions in excess of net investment income, which were less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                                 WITHOUT WAIVERS AND/OR
                                                                                                 EXPENSE REIMBURSEMENTS
                                                                                                 ----------------------
                                                         RATIO OF        RATIO OF                       RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO      EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER         AVERAGE
DISTRIBUTIONS   END OF PERIOD  RETURN++++  (IN 000'S)     ASSETS          ASSETS         RATE          NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
   $(0.26)         $10.84         3.81%     $186,656    0.50%++(a)       4.63%++           9%             0.69%++
    (0.49)          10.70         8.39       179,729    0.50(a)            4.69           21              0.76
    (0.47)          10.34         4.45        25,855    0.50(a)            4.57           26              0.82
    (0.16)          10.36         0.05        21,161      0.50++          4.47++           3             0.87++
    (0.46)          10.51        15.41        20,916    0.57(a)            4.47           57              0.84
    (0.49)           9.53        (4.34)       14,148    0.55(a)            4.38           37              0.82
    (0.43)          10.46         9.03        11,814      0.42++          4.23++          29             0.85++
   $(0.25)         $10.84         3.70%     $ 10,211    0.70%++(a)       4.43%++           9%             0.89%++
    (0.47)          10.70         8.17         8,572    0.70(a)            4.49           21              0.96
    (0.45)          10.34         4.25         5,723    0.70(a)            4.37           26              1.02
    (0.15)          10.36        (0.01)        7,672      0.70++          4.27++           3             1.07++
    (0.44)          10.51        15.18         8,525    0.77(a)            4.27           57              1.04
    (0.47)           9.53        (4.51)        8,896    0.73(a)            4.20           37              1.00
    (0.42)          10.46         8.76        13,749      0.57++          4.08++          29             1.00++
   $(0.22)         $10.84         3.39%     $  7,016    1.30%++(a)       3.83%++           9%             1.49%++
    (0.42)          10.70         7.64         6,859    1.20(a)            3.99           21              1.46
    (0.42)          10.34         3.94         6,796    1.00(a)            4.07           26              1.32
    (0.14)          10.36        (0.12)        8,102      1.00++          3.97++           3             1.37++
    (0.41)          10.51        14.84         7,848    1.07(a)            3.97           57              1.34
    (0.44)           9.53        (4.82)        5,706    1.05(a)            3.88           37              1.32
    (0.18)          10.46         3.23         3,822      0.92++          3.73++          29             1.35++
   $(0.22)         $10.84         3.39%     $    119    1.30%++(a)       3.83%++           9%             1.49%++
    (0.42)          10.70         7.64           822    1.20(a)            3.99           21              1.46
    (0.42)          10.34         3.94         1,364    1.00(a)            4.07           26              1.32
    (0.14)          10.36        (0.12)        1,379      1.00++          3.97++           3             1.37++
    (0.41)          10.51        14.84         1,366    1.07(a)            3.97           57              1.34
    (0.43)           9.53        (4.89)        1,486    1.13(a)            3.80           37              1.40
    (0.35)          10.46         8.26         1,592      1.17++          3.48++          29             1.60++

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                     NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS
                                                       VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET
                                                     BEGINNING   INVESTMENT   GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                                     OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME
                                                     ----------------------------------------------------------------------
NORTH CAROLINA MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 09/30/1998 (unaudited)............   $10.01       $0.23          $ 0.21           $ 0.44          $(0.23)
Year ended 03/31/1998..............................     9.47        0.47            0.54             1.01           (0.47)
Year ended 03/31/1997..............................     9.49        0.47           (0.02)            0.45           (0.47)
Period ended 03/31/1996(b).........................     9.73        0.16           (0.24)           (0.08)          (0.16)
Year ended 11/30/1995..............................     8.36        0.50            1.37             1.87           (0.50)
Period ended 11/30/1994*...........................    10.06        0.45           (1.70)           (1.25)          (0.45)
INVESTOR A SHARES
Six months ended 09/30/1998 (unaudited)............   $10.01       $0.22          $ 0.21           $ 0.43          $(0.22)
Year ended 03/31/1998..............................     9.47        0.45            0.54             0.99           (0.45)
Year ended 03/31/1997..............................     9.49        0.45           (0.02)            0.43           (0.45)
Period ended 03/31/1996(b).........................     9.73        0.15           (0.24)           (0.09)          (0.15)
Year ended 11/30/1995..............................     8.36        0.49            1.37             1.86           (0.49)
Year ended 11/30/1994..............................     9.85        0.50           (1.49)           (0.99)          (0.50)
Period ended 11/30/1993*...........................     9.97        0.04           (0.12)           (0.08)          (0.04)
INVESTOR B SHARES
Six months ended 09/30/1998 (unaudited)............   $10.01       $0.19          $ 0.21           $ 0.40          $(0.19)
Year ended 03/31/1998..............................     9.47        0.39            0.54             0.93           (0.39)
Year ended 03/31/1997..............................     9.49        0.40           (0.02)            0.38           (0.40)
Period ended 03/31/1996(b).........................     9.73        0.13           (0.24)           (0.11)          (0.13)
Year ended 11/30/1995..............................     8.36        0.43            1.37             1.80           (0.43)
Year ended 11/30/1994..............................     9.85        0.45           (1.49)           (1.04)          (0.45)
Period ended 11/30/1993*...........................    10.00        0.04           (0.15)           (0.11)          (0.04)
INVESTOR C SHARES
Six months ended 09/30/1998 (unaudited)............   $10.01       $0.19          $ 0.21           $ 0.40          $(0.19)
Year ended 03/31/1998(c)...........................     9.47        0.40            0.54             0.94           (0.40)
Year ended 03/31/1997..............................     9.49        0.42           (0.02)            0.40           (0.42)
Period ended 03/31/1996(b).........................     9.73        0.14           (0.24)           (0.10)          (0.14)
Year ended 11/30/1995..............................     8.36        0.43            1.37             1.80           (0.43)
Period ended 11/30/1994*...........................     8.45        0.03           (0.09)           (0.06)          (0.03)

---------------

 * North Carolina Municipal Bond Primary A, Investor A, Investor B and Investor C Shares commenced operations on January 11, 1994, November 1, 1993, October 21, 1993 and November 3, 1994, respectively.
 ++ Annualized.
 ++++ Total return represents aggregate total return for the period indicated
      and does not reflect the deduction of any applicable sales charges. ++++++ Unaudited.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                                 WITHOUT WAIVERS AND/OR
                                                                                                 EXPENSE REIMBURSEMENTS
                                                                                                 ----------------------
                                                         RATIO OF        RATIO OF                       RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO      EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER         AVERAGE
DISTRIBUTIONS   END OF PERIOD  RETURN++++  (IN 000'S)     ASSETS          ASSETS         RATE          NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
   $(0.23)         $10.22          4.48%    $11,924        0.60%++         4.61%++          3%            0.89%++
    (0.47)          10.01         10.86       6,452     0.60(a)            4.78            20             0.93
    (0.02)           9.47          4.84       3,095     0.60(a)            4.95            28             0.94
    (0.16)           9.49         (0.87)      1,593       0.60++          4.86++           22            0.99++
    (0.50)           9.73         22.87       1,293     0.38(a)            5.43            40             0.96
    (0.45)           8.36        (12.65)        531     0.21++(a)         5.53++           29            0.92++
   $(0.22)         $10.22          4.38%    $ 1,751        0.80%++         4.41%++          3%            1.09%++
    (0.45)          10.01         10.64         609     0.80(a)            4.58            20             1.13
    (0.02)           9.47          4.62         594     0.80(a)            4.75            28             1.14
    (0.15)           9.49         (0.94)        448       0.80++          4.66++           22            1.19++
    (0.49)           9.73         22.63         347     0.58(a)            5.23            40             1.16
    (0.50)           8.36        (10.41)      1,161     0.39(a)            5.35            29             1.10
    (0.04)           9.85         (0.80)      1,085       0.09++          3.97++           10            1.21++
   $(0.19)         $10.22          4.05%    $25,438        1.45%++         3.76%++          3%            1.74%++
    (0.39)          10.01          9.96      25,187     1.42(a)            3.96            20             1.75
    (0.02)           9.47          4.06      23,863     1.35(a)            4.20            28             1.69
    (0.13)           9.49         (1.12)     28,298       1.35++          4.11++           22            1.74++
    (0.43)           9.73         21.96      30,048     1.13(a)            4.68            40             1.71
    (0.45)           8.36        (10.92)     23,659     0.96(a)            4.78            29             1.67
    (0.04)           9.85         (1.11)     11,395       0.69++          3.37++           10            1.81++
   $(0.19)         $10.22          4.05%    $     3        1.45%++         3.76%++          3%            1.74%++
    (0.40)          10.01         10.07           3     1.33(a)            4.05            20             1.66
    (0.02)           9.47          4.32          18     1.10(a)            4.45            28             1.44
    (0.14)           9.49         (1.04)         17       1.14++          4.32++           22            1.53++
    (0.43)           9.73         21.93           2     1.13(a)            4.68            40             1.71
    (0.03)           8.36         (0.67)          2     0.96+(a)          4.78++           29            1.67++

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                         NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                           VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                         BEGINNING   INVESTMENT   GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                         OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                         --------------------------------------------------------------------------------------
SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 09/30/1998
  (unaudited)..........................   $10.79       $0.22          $ 0.16           $ 0.38          $(0.22)       $(0.01)
Year ended 03/31/1998..................    10.50        0.52            0.29             0.81           (0.52)         0.00(c)
Year ended 03/31/1997..................    10.52        0.51           (0.02)            0.49           (0.51)           --
Period ended 03/31/1996(b).............    10.69        0.17           (0.17)            0.00           (0.17)           --
Year ended 11/30/1995..................     9.76        0.51            0.93             1.44           (0.51)           --
Year ended 11/30/1994..................    10.61        0.50           (0.84)           (0.34)          (0.50)#       (0.01)
Year ended 11/30/1993..................    10.18        0.50            0.43             0.93           (0.50)           --
INVESTOR A SHARES
Six months ended 09/30/1998
  (unaudited)..........................   $10.79       $0.21          $ 0.16           $ 0.37          $(0.21)       $(0.01)
Year ended 03/31/1998..................    10.50        0.50            0.29             0.79           (0.50)         0.00(c)
Year ended 03/31/1997..................    10.52        0.49           (0.02)            0.47           (0.49)           --
Period ended 03/31/1996(b).............    10.69        0.16           (0.17)           (0.01)          (0.16)           --
Year ended 11/30/1995..................     9.76        0.49            0.93             1.42           (0.49)           --
Year ended 11/30/1994..................    10.61        0.48           (0.84)           (0.36)          (0.48)#       (0.01)
Year ended 11/30/1993..................    10.18        0.48            0.43             0.91           (0.48)           --
INVESTOR B SHARES
Six months ended 09/30/1998
  (unaudited)..........................   $10.79       $0.18          $ 0.16           $ 0.34          $(0.18)       $(0.01)
Year ended 03/31/1998..................    10.50        0.44            0.29             0.73           (0.44)         0.00(c)
Year ended 03/31/1997..................    10.52        0.45           (0.02)            0.43           (0.45)           --
Period ended 03/31/1996(b).............    10.69        0.15           (0.17)           (0.02)          (0.15)           --
Year ended 11/30/1995..................     9.76        0.46            0.93             1.39           (0.46)           --
Year ended 11/30/1994..................    10.61        0.45           (0.84)           (0.39)          (0.45)#       (0.01)
Period ended 11/30/1993**..............    10.47        0.20            0.14             0.34           (0.20)           --
INVESTOR C SHARES
Six months ended 09/30/1998
  (unaudited)..........................   $10.79       $0.18          $ 0.16           $ 0.34          $(0.18)       $(0.01)
Year ended 03/31/1998..................    10.50        0.44            0.29             0.73           (0.44)         0.00(c)
Year ended 03/31/1997..................    10.52        0.45           (0.02)            0.43           (0.45)           --
Period ended 03/31/1996(b).............    10.69        0.15           (0.17)           (0.02)          (0.15)           --
Year ended 11/30/1995..................     9.76        0.46            0.93             1.39           (0.46)           --
Year ended 11/30/1994..................    10.61        0.44           (0.84)           (0.40)          (0.44)#       (0.01)
Year ended 11/30/1993..................    10.18        0.42            0.43             0.85           (0.42)           --

---------------

 ** South Carolina Intermediate Municipal Bond Primary A, Investor A, Investor B and Investor C Shares commenced operations on January 6, 1992, May 5, 1992, June 8, 1993 and June 17, 1992, respectively.
  ++ Annualized.
 ++++ Total return represents aggregate total return for the period indicated
      and does not reflect the deduction of any applicable sales charges.
 # Amount includes distributions in excess of net investment income, which were less than $0.01 per share.
## Amount represents less than $0.01%.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(c) Amount represents less than $0.01 per share.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                                 WITHOUT WAIVERS AND/OR
                                                                                                 EXPENSE REIMBURSEMENTS
                                                                                                 ----------------------
                                                         RATIO OF        RATIO OF                       RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO      EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER         AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++++ (IN 000'S)     ASSETS          ASSETS         RATE          NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
   $(0.23)         $10.94         3.95%     $246,841       0.50%++(a)    4.76%++            2%             0.69%++
    (0.52)          10.79         7.88       253,090       0.50(a)         4.86           16              0.75
    (0.51)          10.50         4.71        48,918       0.50(a)         4.80           13              0.79
    (0.17)          10.52         0.00##      41,817       0.50++(a)      4.81++            6             0.82++
    (0.51)          10.69        15.02        45,255       0.55(a)         4.92           11              0.75
    (0.51)           9.76        (3.37)       49,030       0.54(a)         4.82           30              0.75
    (0.50)          10.61         9.32        56,995       0.45            4.68           11              0.75
   $(0.22)         $10.94         3.84%     $ 17,291       0.70%++(a)    4.56%++            2%             0.89%++
    (0.50)          10.79         7.67        13,945       0.70(a)         4.66           16              0.95
    (0.49)          10.51         4.51        10,465       0.70(a)         4.60           13              0.99
    (0.16)          10.52        (0.07)       14,288       0.70++(a)      4.61++            6             1.02++
    (0.49)          10.69        14.79        14,452       0.75(a)         4.72           11              0.95
    (0.49)           9.76        (3.54)       16,378       0.72(a)         4.64           30              0.93
    (0.48)          10.61         9.16        20,024       0.60            4.53           11              0.90
   $(0.19)         $10.94         3.53%     $  7,097       1.30%++(a)    3.96%++            2%             1.49%++
    (0.44)          10.79         7.13         6,819       1.20(a)         4.16           16              1.45
    (0.45)          10.50         4.19         5,738       1.00(a)         4.30           13              1.29
    (0.15)          10.52        (0.17)        6,968       1.00++(a)      4.31++            6             1.32++
    (0.46)          10.69        14.45         6,457       1.05(a)         4.42           11              1.25
    (0.46)           9.76        (3.85)        5,740       1.04(a)         4.32           30              1.25
    (0.20)          10.61         3.23         4,057       0.95++          4.18++           11             1.25++
   $(0.19)         $10.94         3.53%     $  1,691       1.30%++(a)    3.96%++            2%             1.49%++
    (0.44)          10.79         7.13         2,698       1.20(a)         4.16           16              1.45
    (0.45)          10.50         4.20         5,089       1.00(a)         4.30           13              1.29
    (0.15)          10.52        (0.17)        5,409       1.00++(a)      4.31++            6             1.32++
    (0.46)          10.69        14.45         5,527       1.05(a)         4.42           11              1.25
    (0.45)           9.76        (3.94)        6,167       1.12(a)         4.24           30              1.33
    (0.42)          10.61         8.51         8,499       1.20            3.93           11              1.50

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                         NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                           VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                         BEGINNING   INVESTMENT   GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                         OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                         --------------------------------------------------------------------------------------
SOUTH CAROLINA MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 09/30/1998
  (unaudited)..........................   $10.26       $0.20          $ 0.22           $ 0.42          $(0.20)           --
Year ended 03/31/1998..................     9.79        0.49            0.47             0.96           (0.49)       $(0.00)#
Year ended 03/31/1997..................     9.77        0.49            0.02             0.51           (0.49)           --
Period ended 03/31/1996(b).............     9.99        0.17           (0.22)           (0.05)          (0.17)           --
Year ended 11/30/1995..................     8.65        0.52            1.34             1.86           (0.52)           --
Period ended 11/30/1994*...............    10.02        0.48           (1.37)           (0.89)          (0.48)           --
INVESTOR A SHARES
Six months ended 09/30/1998
  (unaudited)..........................   $10.26       $0.20          $ 0.22           $ 0.42          $(0.20)           --
Year ended 03/31/1998..................     9.79        0.47            0.47             0.94           (0.47)       $(0.00)#
Year ended 03/31/1997..................     9.77        0.47            0.02             0.49           (0.47)           --
Period ended 03/31/1996(b).............     9.99        0.16           (0.22)           (0.06)          (0.16)           --
Year ended 11/30/1995..................     8.65        0.50            1.34             1.84           (0.50)           --
Year ended 11/30/1994..................     9.86        0.50           (1.21)           (0.71)          (0.50)           --
Period ended 11/30/1993*...............     9.87        0.03           (0.01)            0.02           (0.03)           --
INVESTOR B SHARES
Six months ended 09/30/1998
  (unaudited)..........................   $10.26       $0.17          $ 0.22           $ 0.39          $(0.17)           --
Year ended 03/31/1998..................     9.79        0.40            0.47             0.87           (0.40)       $(0.00)#
Year ended 03/31/1997..................     9.77        0.42            0.02             0.44           (0.42)           --
Period ended 03/31/1996(b).............     9.99        0.14           (0.22)           (0.08)          (0.14)           --
Year ended 11/30/1995..................     8.65        0.45            1.34             1.79           (0.45)           --
Year ended 11/30/1994..................     9.86        0.45           (1.21)           (0.76)          (0.45)           --
Period ended 11/30/1993*...............    10.00        0.04           (0.14)           (0.10)          (0.04)           --
INVESTOR C SHARES
Six months ended 09/30/1998
  (unaudited)..........................   $10.26       $0.17          $ 0.22           $ 0.39          $(0.17)           --
Year ended 03/31/1998..................     9.79        0.42            0.47             0.89           (0.42)       $(0.00)#
Year ended 03/31/1997..................     9.77        0.44            0.02             0.46           (0.44)           --
Period ended 03/31/1996(b).............     9.99        0.15           (0.22)           (0.07)          (0.15)           --
Year ended 11/30/1995..................     8.65        0.45            1.34             1.79           (0.45)           --
Period ended 11/30/1994*...............     8.73        0.03           (0.08)           (0.05)          (0.03)           --

---------------

 * South Carolina Municipal Bond Primary A, Investor A, Investor B and Investor C Shares commenced operations on December 27, 1993, November 8, 1993, October 21, 1993 and November 3, 1994, respectively.
 ++ Annualized.
 ++++ Total return represents aggregate total return for the period indicated
      and does not reflect the deduction of any applicable sales charges.
 # Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                                 WITHOUT WAIVERS AND/OR
                                                                                                 EXPENSE REIMBURSEMENTS
                                                                                                 ----------------------
                                                         RATIO OF        RATIO OF                       RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO      EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER         AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++++ (IN 000'S)     ASSETS          ASSETS         RATE          NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
   $(0.20)         $10.48         4.56%     $11,681        0.60%++         4.67%++         0%             0.94%++
    (0.49)          10.26        10.04        9,455        0.60(a)         4.79            9              0.99
    (0.49)           9.79         5.32        5,113        0.60(a)         4.99           30              1.00
    (0.17)           9.77        (0.57)       2,058        0.60++(a)       4.96++         20              1.13++
    (0.52)           9.99        21.99        1,782        0.40(a)         5.44           13              1.08
    (0.48)           8.65        (9.12)         400        0.21++(a)       5.48++         14              1.12++
   $(0.20)         $10.48         4.45%     $ 1,107        0.80%++         4.47%++         0%             1.14%++
    (0.47)          10.26         9.82        1,517        0.80(a)         4.59            9              1.19
    (0.47)           9.79         5.12          811        0.80(a)         4.79           30              1.20
    (0.16)           9.77        (0.64)       1,219        0.80++(a)       4.76++         20              1.33++
    (0.50)           9.99        21.74        1,238        0.60(a)         5.24           13              1.28
    (0.50)           8.65        (7.45)         140        0.39(a)         5.30           14              1.30
    (0.03)           9.86         0.21           14        0.10++          4.16++          8              1.63++
   $(0.17)         $10.48         4.12%     $10,922        1.45%++         3.82%++         0%             1.79%++
    (0.40)          10.26         9.15       10,394        1.42(a)         3.97            9              1.81
    (0.42)           9.79         4.54       12,104        1.35(a)         4.24           30              1.75
    (0.14)           9.77        (0.82)      12,991        1.35++(a)       4.21++         20              1.88++
    (0.45)           9.99        21.08       12,670        1.15(a)         4.69           13              1.83
    (0.45)           8.65        (7.97)       8,263        0.96(a)         4.73           14              1.87
    (0.04)           9.86        (1.00)       4,048        0.70++          3.56++          8              2.23++
   $(0.17)         $10.48         4.12%     $    42        1.45%++         3.82%++         0%             1.79%++
    (0.42)          10.26         9.29           28        1.33(a)         4.06            9              1.72
    (0.44)           9.79         4.80          247        1.10(a)         4.49           30              1.50
    (0.15)           9.77        (0.76)         264        1.17++(a)       4.39++         20              1.70++
    (0.45)           9.99        21.01           20        1.15(a)         4.69           13              1.83
    (0.03)           8.65        (0.52)           2        0.96++(a)       4.73++         14              1.87++

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                        NET ASSET                   NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE          NET       AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING     INVESTMENT   GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD       INCOME      INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                       -----------------------------------------------------------------------------------------
TENNESSEE INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 09/30/1998
  (unaudited)........................     $10.40        $0.24          $ 0.16           $ 0.40          $(0.24)           --
Year ended 03/31/1998................      10.08         0.47            0.32             0.79           (0.47)           --
Year ended 03/31/1997................      10.09         0.46           (0.01)            0.45           (0.46)           --
Period ended 03/31/1996(b)...........      10.23         0.15           (0.14)            0.01           (0.15)           --
Year ended 11/30/1995................       9.30         0.46            0.93             1.39           (0.46)           --
Year ended 11/30/1994................      10.18         0.45           (0.87)           (0.42)          (0.45)#      $(0.01)
Period ended 11/30/1993*.............      10.06         0.29            0.12             0.41           (0.29)           --
INVESTOR A SHARES
Six months ended 09/30/1998
  (unaudited)........................     $10.40        $0.23          $ 0.16           $ 0.39          $(0.23)           --
Year ended 03/31/1998................      10.08         0.45            0.32             0.77           (0.45)           --
Year ended 03/31/1997................      10.09         0.44           (0.01)            0.43           (0.44)           --
Period ended 03/31/1996(b)...........      10.23         0.15           (0.14)            0.01           (0.15)           --
Year ended 11/30/1995................       9.30         0.44            0.93             1.37           (0.44)           --
Year ended 11/30/1994................      10.18         0.43           (0.87)           (0.44)          (0.43)#      $(0.01)
Period ended 11/30/1993*.............      10.00         0.29            0.18             0.47           (0.29)           --
INVESTOR B SHARES
Six months ended 09/30/1998
  (unaudited)........................     $10.40        $0.20          $ 0.16           $ 0.36          $(0.20)           --
Year ended 03/31/1998................      10.08         0.40            0.32             0.72           (0.40)           --
Year ended 03/31/1997................      10.09         0.41           (0.01)            0.40           (0.41)           --
Period ended 03/31/1996(b)...........      10.23         0.14           (0.14)            0.00           (0.14)           --
Year ended 11/30/1995................       9.30         0.41            0.93             1.34           (0.41)           --
Year ended 11/30/1994................      10.18         0.40           (0.87)           (0.47)          (0.40)#      $(0.01)
Period ended 11/30/1993*.............      10.03         0.17            0.15             0.32           (0.17)           --
INVESTOR C SHARES
Six months ended 09/30/1998
  (unaudited)........................     $10.40        $0.19          $ 0.16           $ 0.35          $(0.19)           --
Year ended 03/31/1998................      10.08         0.40            0.32             0.72           (0.40)           --
Year ended 03/31/1997................      10.09         0.42           (0.01)            0.41           (0.42)           --
Period ended 03/31/1996(b)...........      10.23         0.14           (0.14)            0.00           (0.14)           --
Year ended 11/30/1995................       9.30         0.41            0.93             1.34           (0.41)           --
Period ended 11/30/1994*.............       9.38         0.03           (0.08)           (0.05)          (0.03)           --

---------------
 * Tennessee Intermediate Municipal Bond Primary A, Investor A, Investor B and Investor C Shares commenced operations on April 13, 1993, April 2, 1993, June 10, 1993 and November 3, 1994, respectively.
 ++ Annualized.
 ++++ Total return represents aggregate total return for the period indicated
      and does not reflect the deduction of any applicable sales charges.
 # Amount includes distributions in excess of net investment income, which were less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                           RATIO OF
                                                                           OPERATING
                                                                          EXPENSES TO
                                                             RATIO OF     AVERAGE NET      RATIO OF
        TOTAL                                  NET ASSETS    OPERATING      ASSETS      NET INVESTMENT
      DIVIDENDS       NET ASSET                  END OF     EXPENSES TO    INCLUDING      INCOME TO      PORTFOLIO
         AND            VALUE        TOTAL       PERIOD     AVERAGE NET    INTEREST      AVERAGE NET     TURNOVER
    DISTRIBUTIONS   END OF PERIOD   RETURN++++ (IN 000'S)     ASSETS        EXPENSE         ASSETS         RATE
    --------------------------------------------------------------------------------------------------------------
       $(0.24)         $10.56          3.87%    $40,072      0.50%++           --            4.53%++         3%
        (0.47)          10.40          7.99      39,091        0.50              (a)         4.58           38
        (0.46)          10.08          4.54       8,869        0.50              (a)         4.55           28
        (0.15)          10.09          0.12       8,408       0.50++           --           4.51++           3
        (0.46)          10.23         15.22       7,160        0.57              (a)         4.65           34
        (0.46)           9.30         (4.24)      4,116        0.52          0.53%           4.56           41
        (0.29)          10.18          4.09       2,123       0.27++           --           4.31++          16
       $(0.23)         $10.56          3.76%    $ 8,555      0.70%++           --            4.33%++         3%
        (0.45)          10.40          7.77       8,061        0.70              (a)         4.38           38
        (0.44)          10.08          4.33       6,840        0.70              (a)         4.35           28
        (0.15)          10.09          0.06       7,439       0.70++           --           4.31++           3
        (0.44)          10.23         15.00       7,573        0.77              (a)         4.45           34
        (0.44)           9.30         (4.41)      7,831        0.70          0.71%           4.38           41
        (0.29)          10.18          4.68      15,573       0.42++           --           4.16++          16
       $(0.20)         $10.56          3.45%    $ 2,795      1.30%++           --            3.73%++         3%
        (0.40)          10.40          7.24       2,924        1.20              (a)         3.88           38
        (0.41)          10.08          4.02       3,050        1.00              (a)         4.05           28
        (0.14)          10.09         (0.04)      3,528       1.00++           --           4.01++           3
        (0.41)          10.23         14.65       3,573        1.07              (a)         4.15           34
        (0.41)           9.30         (4.72)      3,368        1.02          1.03%           4.06           41
        (0.17)          10.18          3.32       2,210       0.77++           --           3.81++          16
       $(0.19)         $10.56          3.41%    $     3      1.30%++           --            3.73%++         3%
        (0.40)          10.40          7.29           3        1.20              (a)         3.88           38
        (0.42)          10.08          4.08           2        1.00              (a)         4.05           28
        (0.14)          10.09         (0.02)          2       1.00++           --           4.01++           3
        (0.41)          10.23         14.62           2        1.07              (a)         4.15           34
        (0.03)           9.30         (0.53)          2       1.02++         1.03%++        4.06++          41

     WITHOUT WAIVERS AND/OR
     EXPENSE REIMBURSEMENTS
     ----------------------
            RATIO OF
           OPERATING
          EXPENSES TO
            AVERAGE
           NET ASSETS
     ----------------------
              0.76%++
              0.84
              0.93
              1.02++
              0.92
              0.89
              0.94++
              0.96%++
              1.04
              1.13
              1.22++
              1.12
              1.07
              1.09++
              1.56%++
              1.54
              1.43
              1.52++
              1.42
              1.39
              1.44++
              1.56%++
              1.54
              1.43
              1.52++
              1.42
              1.39++

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                        NET ASSET                  NET REALIZED     NET INCREASE/    DIVIDENDS
                                                          VALUE         NET       AND UNREALIZED    (DECREASE) IN     FROM NET
                                                        BEGINNING    INVESTMENT   GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                                        OF PERIOD      INCOME      INVESTMENTS     FROM OPERATIONS     INCOME
                                                        -----------------------------------------------------------------------
TENNESSEE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 09/30/1998 (unaudited)...............    $10.22       $0.24          $ 0.23           $ 0.47          $(0.24)
Year ended 03/31/1998.................................      9.70        0.48            0.52             1.00           (0.48)
Year ended 03/31/1997.................................      9.68        0.48            0.02             0.50           (0.48)
Period ended 03/31/1996(b)............................      9.87        0.16           (0.19)           (0.03)          (0.16)
Year ended 11/30/1995.................................      8.58        0.52            1.29             1.81           (0.52)
Period ended 11/30/1994*..............................      9.59        0.39           (1.01)           (0.62)          (0.39)
INVESTOR A SHARES
Six months ended 09/30/1998 (unaudited)...............    $10.22       $0.23          $ 0.23           $ 0.46          $(0.23)
Year ended 03/31/1998.................................      9.70        0.46            0.52             0.98           (0.46)
Year ended 03/31/1997.................................      9.68        0.46            0.02             0.48           (0.46)
Period ended 03/31/1996(b)............................      9.87        0.15           (0.19)           (0.04)          (0.15)
Year ended 11/30/1995.................................      8.58        0.50            1.29             1.79           (0.50)
Year ended 11/30/1994.................................      9.80        0.50           (1.22)           (0.72)          (0.50)
Period ended 11/30/1993*..............................      9.88        0.04           (0.08)           (0.04)          (0.04)
INVESTOR B SHARES
Six months ended 09/30/1998 (unaudited)...............    $10.22       $0.19          $ 0.23           $ 0.42          $(0.19)
Year ended 03/31/1998.................................      9.70        0.40            0.52             0.92           (0.40)
Year ended 03/31/1997.................................      9.68        0.40            0.02             0.42           (0.40)
Period ended 03/31/1996(b)............................      9.87        0.14           (0.19)           (0.05)          (0.14)
Year ended 11/30/1995.................................      8.58        0.45            1.29             1.74           (0.45)
Year ended 11/30/1994.................................      9.80        0.45           (1.22)           (0.77)          (0.45)
Period ended 11/30/1993*..............................     10.00        0.04           (0.20)           (0.16)          (0.04)
INVESTOR C SHARES
Six months ended 09/30/1998 (unaudited)...............    $10.22       $0.19          $ 0.23           $ 0.42          $(0.19)
Year ended 03/31/1998(c)..............................      9.70        0.40            0.52             0.92           (0.40)
Year ended 03/31/1997.................................      9.68        0.43            0.02             0.45           (0.43)
Period ended 03/31/1996(b)............................      9.87        0.14           (0.19)           (0.05)          (0.14)
Year ended 11/30/1995.................................      8.58        0.45            1.29             1.74           (0.45)
Period ended 11/30/1994*..............................      8.62        0.03           (0.04)           (0.01)          (0.03)

---------------
 * Tennessee Municipal Bond Primary A, Investor A, Investor B and Investor C Shares commenced operations on March 2, 1994, November 2, 1993, October 21, 1993 and November 3, 1994, respectively.
 ++ Annualized.
 ++++ Total return represents aggregate total return for the period indicated
      and does not reflect the deduction of any applicable sales charges.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                           RATIO OF
                                                                           OPERATING
                                                                          EXPENSES TO
                                               NET ASSETS    RATIO OF     AVERAGE NET      RATIO OF
        TOTAL                                    END OF      OPERATING      ASSETS      NET INVESTMENT
      DIVIDENDS       NET ASSET                  PERIOD     EXPENSES TO    INCLUDING      INCOME TO      PORTFOLIO
         AND            VALUE        TOTAL        (IN       AVERAGE NET    INTEREST      AVERAGE NET     TURNOVER
    DISTRIBUTIONS   END OF PERIOD   RETURN++++   000'S)       ASSETS        EXPENSE         ASSETS         RATE
    --------------------------------------------------------------------------------------------------------------
       $(0.24)         $10.45          4.64%     $5,235         0.60%++      0.61%++        4.64%            17%
        (0.48)          10.22         10.45       4,559         0.60             (a)         4.74            19
         0.02            9.70          5.23       2,594         0.60             (a)         4.91            31
        (0.16)           9.68         (0.30)        975         0.60++       0.61%++         4.92++           2
        (0.52)           9.87         21.52         768         0.40             (a)         5.49            45
        (0.39)           8.58         (6.66)        311         0.21++           (a)         5.56++          38
       $(0.23)         $10.45          4.54%     $  486         0.80%++      0.81%++        4.44%            17%
        (0.46)          10.22         10.23       1,440         0.80             (a)         4.54            19
         0.02            9.70          5.02       1,018         0.80             (a)         4.71            31
        (0.15)           9.68         (0.37)        973         0.80++       0.81%++         4.72++           2
        (0.50)           9.87         21.28         203         0.60             (a)         5.29            45
        (0.50)           8.58         (7.58)         43         0.39             (a)         5.38            38
        (0.04)           9.80         (0.43)         34         0.17++         --            4.31++           3
       $(0.19)         $10.45          4.20%     $4,766         1.45%++      1.46%++        3.79%            17%
        (0.40)          10.22          9.56       4,915         1.42             (a)         3.92            19
         0.02            9.70          4.45       5,319         1.35             (a)         4.16            31
        (0.14)           9.68         (0.55)      6,761         1.35++       1.36%++         4.17++           2
        (0.45)           9.87         20.63       6,619         1.15             (a)         4.74            45
        (0.45)           8.58         (8.10)      5,504         0.96             (a)         4.81            38
        (0.04)           9.80         (1.61)      3,284         0.77++         --            3.71++           3
       $(0.19)         $10.45          4.20%     $   44         1.45%++      1.46%++        3.79%            17%
        (0.40)          10.22          9.65          42         1.33             (a)         4.01            19
         0.02            9.70          4.71          38         1.10             (a)         4.41            31
        (0.14)           9.68         (0.49)         37         1.18++       1.18%++         4.34++           2
        (0.45)           9.87         20.62          64         1.15             (a)         4.74            45
        (0.03)           8.58         (0.07)          2         0.96++           (a)         4.81++          38

     WITHOUT WAIVERS AND/OR
     EXPENSE REIMBURSEMENTS
     ----------------------
            RATIO OF
           OPERATING
          EXPENSES TO
            AVERAGE
           NET ASSETS
     ----------------------
              1.14%++
              1.20
              1.24
              1.47++
              1.27
              1.20++
              1.34%++
              1.40
              1.44
              1.67++
              1.47
              1.38
              1.86++
              1.99%++
              2.02
              1.99
              2.22++
              2.02
              1.95
              2.46++
              1.99%++
              1.93
              1.74
              2.05++
              2.02
              1.95++

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                     NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                       VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                     BEGINNING   INVESTMENT   GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                     OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                     --------------------------------------------------------------------------------------
TEXAS INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 09/30/1998
  (unaudited)......................   $10.50       $0.25          $ 0.15           $ 0.40          $(0.25)           --
Year ended 03/31/1998..............    10.18        0.49            0.32             0.81           (0.49)           --
Year ended 03/31/1997..............    10.21        0.47           (0.03)            0.44           (0.47)           --
Period ended 03/31/1996(b).........    10.36        0.16           (0.15)            0.01           (0.16)           --
Year ended 11/30/1995..............     9.53        0.46            0.83             1.29           (0.46)           --
Year ended 11/30/1994..............    10.35        0.44           (0.79)           (0.35)          (0.44)#      $(0.03)
Period ended 11/30/1993*...........    10.00        0.41            0.35             0.76           (0.41)           --
INVESTOR A SHARES
Six months ended 09/30/1998
  (unaudited)......................   $10.50       $0.24          $ 0.15           $ 0.39          $(0.24)           --
Year ended 03/31/1998..............    10.18        0.47            0.32             0.79           (0.47)           --
Year ended 03/31/1997..............    10.21        0.45           (0.03)            0.42           (0.45)           --
Period ended 03/31/1996(b).........    10.36        0.15           (0.15)            0.00           (0.15)           --
Year ended 11/30/1995..............     9.53        0.44            0.83             1.27           (0.44)           --
Year ended 11/30/1994..............    10.35        0.42           (0.79)           (0.37)          (0.42)#      $(0.03)
Period ended 11/30/1993*...........    10.15        0.37            0.20             0.57           (0.37)           --
INVESTOR B SHARES
Six months ended 09/30/1998
  (unaudited)......................   $10.50       $0.21          $ 0.15           $ 0.36          $(0.21)           --
Year ended 03/31/1998..............    10.18        0.42            0.32             0.74           (0.42)           --
Year ended 03/31/1997..............    10.21        0.42           (0.03)            0.39           (0.42)           --
Period ended 03/31/1996(b).........    10.36        0.14           (0.15)           (0.01)          (0.14)           --
Year ended 11/30/1995..............     9.53        0.41            0.83             1.24           (0.41)           --
Year ended 11/30/1994..............    10.35        0.39           (0.79)           (0.40)          (0.39)#      $(0.03)
Period ended 11/30/1993*...........    10.25        0.17            0.10             0.27           (0.17)           --
INVESTOR C SHARES
Six months ended 09/30/1998
  (unaudited)......................   $10.50       $0.21          $ 0.15           $ 0.36          $(0.21)           --
Year ended 03/31/1998..............    10.18        0.42            0.32             0.74           (0.42)           --
Year ended 03/31/1997..............    10.21        0.42           (0.03)            0.39           (0.42)           --
Period ended 03/31/1996(b).........    10.36        0.14           (0.15)           (0.01)          (0.14)           --
Year ended 11/30/1995..............     9.53        0.41            0.83             1.24           (0.41)           --
Period ended 11/30/1994*...........     9.55        0.03           (0.02)            0.01           (0.03)#          --

---------------

 * Texas Intermediate Municipal Bond Primary A, Investor A, Investor B and Investor C Shares commenced operations on January 12, 1993, February 4, 1993, June 22, 1993 and November 3, 1994, respectively.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Amount includes distributions in excess of net investment income, which were less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                                   WITHOUT WAIVERS AND/OR
                                                                                                   EXPENSE REIMBURSEMENTS
                                                                                                   ----------------------
                                                         RATIO OF        RATIO OF                         RATIO OF
    TOTAL         NET ASSET                NET ASSETS    OPERATING    NET INVESTMENT                     OPERATING
  DIVIDENDS         VALUE                    END OF     EXPENSES TO     INCOME TO      PORTFOLIO        EXPENSES TO
     AND           END OF        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER         AVERAGE NET
DISTRIBUTIONS      PERIOD       RETURN++   (IN 000'S)     ASSETS          ASSETS         RATE              ASSETS
-------------------------------------------------------------------------------------------------------------------------
   $(0.25)         $10.65         3.85%     $392,642       0.50%+(a)       4.71%+          8%               0.68%+
    (0.49)          10.50         8.09       385,770       0.50            4.74           19                0.75
    (0.47)          10.18         4.37        24,764       0.50            4.59           34                0.84
    (0.16)          10.21         0.05        27,176       0.50+           4.52+          11                0.89+
    (0.46)          10.36        13.83        26,382       0.57(a)         4.62           64                0.83
    (0.47)           9.53        (3.48)       24,066       0.55(a)         4.40           61                0.78
    (0.41)          10.35         7.72        31,875       0.44+           4.43+          63                0.82+
   $(0.24)         $10.65         3.74%     $  3,605       0.70%+(a)       4.51%+          8%               0.88%+
    (0.47)          10.50         7.87         2,666       0.70            4.54           19                0.95
    (0.45)          10.18         4.17           909       0.70            4.39           34                1.04
    (0.15)          10.21        (0.02)          801       0.70+           4.32+          11                1.09+
    (0.44)          10.36        13.60           806       0.77(a)         4.42           64                1.03
    (0.45)           9.53        (3.66)          718       0.73(a)         4.22           61                0.96
    (0.37)          10.35         5.64           968       0.59+           4.28+          63                0.97+
   $(0.21)         $10.65         3.43%     $  2,192       1.30%+(a)       3.91%+          8%               1.48%+
    (0.42)          10.50         7.34         2,184       1.20            4.04           19                1.45
    (0.42)          10.18         3.87         2,182       1.00            4.09           34                1.34
    (0.14)          10.21        (0.12)        2,845       1.00+           4.02+          11                1.39+
    (0.41)          10.36        13.27         3,136       1.07(a)         4.12           64                1.33
    (0.42)           9.53        (3.96)        2,774       1.05(a)         3.90           61                1.28
    (0.17)          10.35         2.61         1,330       0.94+           3.93+          63                1.32+
   $(0.21)         $10.65         3.43%     $    134       1.30%+(a)       3.91%+          8%               1.48%+
    (0.42)          10.50         7.34           293       1.20            4.04           19                1.45
    (0.42)          10.18         3.87           591       1.00            4.09           34                1.34
    (0.14)          10.21        (0.12)          569       1.00+           4.02+          11                1.39+
    (0.41)          10.36        13.27           570       1.07(a)         4.12           64                1.33
    (0.03)           9.53         0.08             2       1.05+(a)        3.90+          61                1.28+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                         NET ASSET                   NET REALIZED     NET INCREASE/    DIVIDENDS
                                                           VALUE          NET       AND UNREALIZED    (DECREASE) IN     FROM NET
                                                         BEGINNING     INVESTMENT   GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                                         OF PERIOD       INCOME      INVESTMENTS     FROM OPERATIONS     INCOME
                                                        -------------------------------------------------------------------------
TEXAS MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 09/30/1998 (unaudited)...............     $10.04        $0.23          $ 0.20           $ 0.43          $(0.23)
Year ended 03/31/1998(c)..............................       9.48         0.48            0.56             1.04           (0.48)
Year ended 03/31/1997.................................       9.49         0.48           (0.01)            0.47           (0.48)
Period ended 03/31/1996(b)............................       9.70         0.16           (0.21)           (0.05)          (0.16)
Year ended 11/30/1995.................................       8.39         0.50            1.31             1.81           (0.50)
Period ended 11/30/1994*..............................      10.01         0.42           (1.62)           (1.20)          (0.42)
INVESTOR A SHARES
Six months ended 09/30/1998 (unaudited)...............     $10.04        $0.22          $ 0.20           $ 0.42          $(0.22)
Year ended 03/31/1998(c)..............................       9.48         0.46            0.56             1.02           (0.46)
Year ended 03/31/1997.................................       9.49         0.46           (0.01)            0.45           (0.46)
Period ended 03/31/1996(b)............................       9.70         0.15           (0.21)           (0.06)          (0.15)
Year ended 11/30/1995.................................       8.39         0.49            1.31             1.80           (0.49)
Period ended 11/30/1994*..............................       9.92         0.47           (1.53)           (1.06)          (0.47)
INVESTOR B SHARES
Six months ended 09/30/1998 (unaudited)...............     $10.04        $0.19          $ 0.20           $ 0.39          $(0.19)
Year ended 03/31/1998(c)..............................       9.48         0.39            0.56             0.95           (0.39)
Year ended 03/31/1997.................................       9.49         0.40           (0.01)            0.39           (0.40)
Period ended 03/31/1996(b)............................       9.70         0.13           (0.21)           (0.08)          (0.13)
Year ended 11/30/1995.................................       8.39         0.43            1.31             1.74           (0.43)
Year ended 11/30/1994.................................       9.78         0.44           (1.39)           (0.95)          (0.44)
Period ended 11/30/1993*..............................      10.00         0.04           (0.22)           (0.18)          (0.04)
INVESTOR C SHARES
Six months ended 09/30/1998 (unaudited)...............     $10.04        $0.19          $ 0.20           $ 0.39          $(0.19)
Year ended 03/31/1998(c)..............................       9.48         0.40            0.56             0.96           (0.40)
Year ended 03/31/1997.................................       9.49         0.43           (0.01)            0.42           (0.43)
Period ended 03/31/1996(b)............................       9.70         0.14           (0.21)           (0.07)          (0.14)
Year ended 11/30/1995.................................       8.39         0.43            1.31             1.74           (0.43)
Period ended 11/30/1994*..............................       8.46         0.03           (0.07)           (0.04)          (0.03)

---------------

 * Texas Municipal Bond Primary A, Investor A, Investor B and Investor C Shares commenced operations on February 3, 1994, December 17, 1993, October 21, 1993 and November 3, 1994, respectively.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                               WITHOUT WAIVERS AND/OR
                                                                                               EXPENSE REIMBURSEMENTS
                                                     RATIO OF                                  ----------------------
                                                     OPERATING       RATIO OF                         RATIO OF
    TOTAL       NET ASSET              NET ASSETS   EXPENSES TO   NET INVESTMENT                     OPERATING
  DIVIDENDS       VALUE                  END OF       AVERAGE       INCOME TO      PORTFOLIO        EXPENSES TO
     AND         END OF      TOTAL       PERIOD         NET        AVERAGE NET     TURNOVER         AVERAGE NET
DISTRIBUTIONS    PERIOD     RETURN++   (IN 000'S)     ASSETS          ASSETS         RATE              ASSETS
---------------------------------------------------------------------------------------------------------------------
   $(0.23)       $10.24        4.37%    $ 8,622        0.60%+(a)       4.63%+           9%              1.02%+
    (0.48)        10.04       11.12       7,615        0.60(a)         4.83            33               1.07
    (0.48)         9.48        5.00       5,675        0.60(a)         4.99            52               1.03
    (0.16)         9.49       (0.55)      5,138        0.60+           4.92+            6               1.11+
    (0.50)         9.70       22.09       4,613        0.39(a)         5.45            50               1.05
    (0.42)         8.39      (12.21)      2,285        0.22+(a)        5.52+          107               1.06+
   $(0.22)       $10.24        4.27%    $   436        0.80%+(a)       4.43%+           9%              1.22%+
    (0.46)        10.04       10.90         419        0.80(a)         4.63            33               1.27
    (0.46)         9.48        4.78         371        0.80(a)         4.79            52               1.23
    (0.15)         9.49       (0.62)        317        0.80+           4.72+            6               1.31+
    (0.49)         9.70       21.85         351        0.59(a)         5.25            50               1.25
    (0.47)         8.39      (10.98)         55        0.40+(a)        5.34+          107               1.24+
   $(0.19)       $10.24        3.94%    $ 7,726        1.45%+(a)       3.78%+           9%              1.87%+
    (0.39)        10.04       10.23       8,804        1.42(a)         4.01            33               1.89
    (0.40)         9.48        4.21      10,090        1.35(a)         4.24            52               1.78
    (0.13)         9.49       (0.80)     11,838        1.35+           4.17+            6               1.86+
    (0.43)         9.70       21.19      12,587        1.14(a)         4.70            50               1.80
    (0.44)         8.39       (9.98)     10,812        0.97(a)         4.77           107               1.81
    (0.04)         9.78       (1.82)      6,154        0.70+           3.32+            5               2.05+
   $(0.19)       $10.24        3.94%    $    84        1.45%+(a)       3.78%+           9%              1.87%+
    (0.40)        10.04       10.31          80        1.33(a)         4.10            33               1.80
    (0.43)         9.48        4.47          73        1.10(a)         4.49            52               1.53
    (0.14)         9.49       (0.74)         70        1.16+           4.36+            6               1.67+
    (0.43)         9.70       21.15          70        1.14(a)         4.70            50               1.80
    (0.03)         8.39       (0.43)          2        0.97+(a)        4.77+          107               1.81+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                        NET ASSET                 NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE        NET       AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                        BEGINNING   INVESTMENT   GAIN (LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                        OF PERIOD     INCOME      INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                        --------------------------------------------------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 09/30/1998
  (unaudited).........................   $10.92       $0.25          $ 0.18           $ 0.43          $(0.25)           --
Year ended 03/31/1998.................    10.59        0.51            0.33             0.84           (0.51)           --
Year ended 03/31/1997.................    10.69        0.51           (0.10)            0.41           (0.51)           --
Period ended 03/31/1996(b)............    10.83        0.17           (0.14)            0.03           (0.17)           --
Year ended 11/30/1995.................     9.94        0.51            0.89             1.40           (0.51)       $(0.00)#
Year ended 11/30/1994.................    10.99        0.50           (0.96)           (0.46)          (0.50)        (0.09)
Year ended 11/30/1993.................    10.59        0.48            0.42             0.90           (0.48)        (0.02)
INVESTOR A SHARES
Six months ended 09/30/1998
  (unaudited).........................   $10.92       $0.24          $ 0.18           $ 0.42          $(0.24)           --
Year ended 03/31/1998.................    10.59        0.49            0.33             0.82           (0.49)           --
Year ended 03/31/1997.................    10.69        0.49           (0.10)            0.39           (0.49)           --
Period ended 03/31/1996(b)............    10.83        0.16           (0.14)            0.02           (0.16)           --
Year ended 11/30/1995.................     9.94        0.49            0.89             1.38           (0.49)       $(0.00)#
Year ended 11/30/1994.................    10.99        0.48           (0.96)           (0.48)          (0.48)        (0.09)
Year ended 11/30/1993.................    10.59        0.51            0.42             0.93           (0.51)        (0.02)
INVESTOR B SHARES
Six months ended 09/30/1998
  (unaudited).........................   $10.92       $0.21          $ 0.18           $ 0.39          $(0.21)           --
Year ended 03/31/1998(c)..............    10.59        0.44            0.33             0.77           (0.44)           --
Year ended 03/31/1997.................    10.69        0.46           (0.10)            0.36           (0.46)           --
Period ended 03/31/1996(b)............    10.83        0.15           (0.14)            0.01           (0.15)           --
Year ended 11/30/1995.................     9.94        0.46            0.89             1.35           (0.46)       $(0.00)#
Year ended 11/30/1994.................    10.99        0.45           (0.96)           (0.51)          (0.45)        (0.09)
Period ended 11/30/1993**.............    10.83        0.21            0.16             0.37           (0.21)           --
INVESTOR C SHARES
Six months ended 09/30/1998
  (unaudited).........................   $10.92       $0.21          $ 0.18           $ 0.39          $(0.21)           --
Year ended 03/31/1998(c)..............    10.59        0.44            0.33             0.77           (0.44)           --
Year ended 03/31/1997.................    10.69        0.46           (0.10)            0.36           (0.46)           --
Period ended 03/31/1996(b)............    10.83        0.15           (0.14)            0.01           (0.15)           --
Year ended 11/30/1995.................     9.94        0.46            0.89             1.35           (0.46)       $(0.00)#
Year ended 11/30/1994.................    10.99        0.44           (0.96)           (0.52)          (0.44)        (0.09)
Year ended 11/30/1993.................    10.59        0.44            0.42             0.86           (0.44)        (0.02)

                                        DISTRIBUTIONS
                                        IN EXCESS OF
                                        NET REALIZED
                                        CAPITAL GAINS
                                        -------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 09/30/1998
  (unaudited).........................         --
Year ended 03/31/1998.................         --
Year ended 03/31/1997.................         --
Period ended 03/31/1996(b)............         --
Year ended 11/30/1995.................         --
Year ended 11/30/1994.................     $(0.00)#
Year ended 11/30/1993.................         --
INVESTOR A SHARES
Six months ended 09/30/1998
  (unaudited).........................         --
Year ended 03/31/1998.................         --
Year ended 03/31/1997.................         --
Period ended 03/31/1996(b)............         --
Year ended 11/30/1995.................         --
Year ended 11/30/1994.................     $(0.00)#
Year ended 11/30/1993.................         --
INVESTOR B SHARES
Six months ended 09/30/1998
  (unaudited).........................         --
Year ended 03/31/1998(c)..............         --
Year ended 03/31/1997.................         --
Period ended 03/31/1996(b)............         --
Year ended 11/30/1995.................         --
Year ended 11/30/1994.................     $(0.00)#
Period ended 11/30/1993**.............         --
INVESTOR C SHARES
Six months ended 09/30/1998
  (unaudited).........................         --
Year ended 03/31/1998(c)..............         --
Year ended 03/31/1997.................         --
Period ended 03/31/1996(b)............         --
Year ended 11/30/1995.................         --
Year ended 11/30/1994.................     $(0.00)#
Year ended 11/30/1993.................         --

---------------

 * Virginia Intermediate Municipal Bond Primary A, Investor A, Investor B and Investor C Shares commenced operations on September 20, 1989, December 5, 1989, June 7, 1993 and June 17, 1992, respectively.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ Unaudited.
 # Amount represents less than $0.01 per share.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                                                 WITHOUT WAIVERS AND/OR
                                                                                                 EXPENSE REIMBURSEMENTS
                                                                                                 ----------------------
                                                         RATIO OF        RATIO OF                       RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO      EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER         AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++   (IN 000'S)     ASSETS          ASSETS         RATE          NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
   $(0.25)         $11.10         4.02%     $203,241       0.50%+(a)       4.61%+          2%             0.71%+
    (0.51)          10.92         8.12       170,969       0.50(a)         4.77           21              0.74
    (0.51)          10.59         3.92       148,701       0.50(a)         4.79           20              0.74
    (0.17)          10.69         0.27       155,464       0.50+(a)        4.72+           2              0.76+
    (0.51)          10.83        14.39       157,252       0.56(a)         4.87           22              0.74
    (0.59)           9.94        (4.35)      167,405       0.61(a)         4.76           14              0.73
    (0.50)          10.99         9.08       193,084       0.57            4.80           26              0.69
   $(0.24)         $11.10         3.91%     $ 54,614       0.70%+(a)       4.41%+          2%             0.91%+
    (0.49)          10.92         7.91        54,080       0.70(a)         4.57           21              0.94
    (0.49)          10.59         3.71        55,791       0.70(a)         4.59           20              0.94
    (0.16)          10.69         0.20        68,003       0.70+(a)        4.52+           2              0.96+
    (0.49)          10.83        14.16        73,253       0.76(a)         4.67           22              0.94
    (0.57)           9.94        (4.52)       79,412       0.79(a)         4.58           14              0.91
    (0.53)          10.99         8.91       103,689       0.72            4.65           26              0.84
   $(0.21)         $11.10         3.60%     $ 10,430       1.30%+(a)       3.81%+          2%             1.51%+
    (0.44)          10.92         7.37         9,643       1.20(a)         4.07           21              1.44
    (0.46)          10.59         3.40        10,516       1.00(a)         4.29           20              1.24
    (0.15)          10.69         0.10        11,926       1.00+(a)        4.22+           2              1.26+
    (0.46)          10.83        13.82        12,163       1.06(a)         4.37           22              1.24
    (0.54)           9.94        (4.82)        9,690       1.11(a)         4.26           14              1.23
    (0.21)          10.99         3.48         5,249       1.07+           4.30+          26              1.19+
   $(0.21)         $11.10         3.60%     $  1,212       1.30%+(a)       3.81%+          2%             1.51%+
    (0.44)          10.92         7.37         1,949       1.20(a)         4.07           21              1.44
    (0.46)          10.59         3.40         6,463       1.00(a)         4.29           20              1.24
    (0.15)          10.69         0.10         6,909       1.00+(a)        4.22+           2              1.26+
    (0.46)          10.83        13.82         7,152       1.06(a)         4.37           22              1.24
    (0.53)           9.94        (4.90)        8,372       1.19(a)         4.18           14              1.31
    (0.46)          10.99         8.25        11,176       1.32            4.05           26              1.44

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                    NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS
                                                      VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET
                                                    BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                                    OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME
                                                    --------------------------------------------------------------------------
VIRGINIA MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 09/30/1998 (unaudited)...........   $ 9.95        $0.23           $ 0.22            $ 0.45           $(0.23)
Year ended 03/31/1998.............................     9.40         0.47             0.55              1.02            (0.47)
Year ended 03/31/1997.............................     9.38         0.48             0.02              0.50            (0.48)
Period ended 03/31/1996(b)........................     9.62         0.16            (0.24)            (0.08)           (0.16)
Year ended 11/30/1995.............................     8.29         0.51             1.33              1.84            (0.51)
Period ended 11/30/1994*..........................    10.00         0.45            (1.71)            (1.26)           (0.45)
INVESTOR A SHARES
Six months ended 09/30/1998 (unaudited)...........   $ 9.95        $0.22           $ 0.22            $ 0.44           $(0.22)
Year ended 03/31/1998(c)..........................     9.40         0.45             0.55              1.00            (0.45)
Year ended 03/31/1997.............................     9.38         0.46             0.02              0.48            (0.46)
Period ended 03/31/1996(b)........................     9.62         0.16            (0.24)            (0.08)           (0.16)
Year ended 11/30/1995.............................     8.29         0.49             1.33              1.82            (0.49)
Year ended 11/30/1994.............................     9.77         0.49            (1.48)            (0.99)           (0.49)
Period ended 11/30/1993*..........................     9.84         0.03            (0.07)            (0.04)           (0.03)
INVESTOR B SHARES
Six months ended 09/30/1998 (unaudited)...........   $ 9.95        $0.19           $ 0.22            $ 0.41           $(0.19)
Year ended 03/31/1998(c)..........................     9.40         0.39             0.55              0.94            (0.39)
Year ended 03/31/1997.............................     9.38         0.41             0.02              0.43            (0.41)
Period ended 03/31/1996(b)........................     9.62         0.14            (0.24)            (0.10)           (0.14)
Year ended 11/30/1995.............................     8.29         0.44             1.33              1.77            (0.44)
Year ended 11/30/1994.............................     9.77         0.44            (1.48)            (1.04)           (0.44)
Period ended 11/30/1993*..........................    10.00         0.04            (0.23)            (0.19)           (0.04)
INVESTOR C SHARES
Six months ended 09/30/1998 (unaudited)...........   $ 9.95        $0.19           $ 0.22            $ 0.41           $(0.19)
Year ended 03/31/1998(c)..........................     9.40         0.40             0.55              0.95            (0.40)
Year ended 03/31/1997.............................     9.38         0.43             0.02              0.45            (0.43)
Period ended 03/31/1996(b)........................     9.62         0.14            (0.24)            (0.10)           (0.14)
Year ended 11/30/1995.............................     8.29         0.44             1.33              1.77            (0.44)
Period ended 11/30/1994*..........................     8.38         0.03            (0.09)            (0.06)           (0.03)

---------------

 * Virginia Municipal Bond Primary A, Investor A, Investor B and Investor C Shares commenced operations on January 11, 1994, November 8, 1993, October 21, 1993 and November 3, 1994, respectively.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(a) The effect of interest expense on the operating expense ratio was less than 0.01%.
(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.
(c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS  (CONTINUED)

                                                                   RATIO OF                                WITHOUT WAIVERS AND/OR
                                                                   OPERATING                               EXPENSE REIMBURSEMENTS
                                                                  EXPENSES TO                              ----------------------
                                                     RATIO OF     AVERAGE NET      RATIO OF                       RATIO OF
    TOTAL       NET ASSET              NET ASSETS    OPERATING      ASSETS      NET INVESTMENT                   OPERATING
  DIVIDENDS       VALUE                  END OF     EXPENSES TO    INCLUDING      INCOME TO      PORTFOLIO      EXPENSES TO
     AND         END OF      TOTAL       PERIOD     AVERAGE NET    INTEREST      AVERAGE NET     TURNOVER         AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++   (IN 000'S)     ASSETS        EXPENSE         ASSETS         RATE          NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
   $(0.23)      $ 10.17        4.61%    $13,386        0.60%+            (a)         4.65%+          2%             0.92%+
    (0.47)         9.95       11.11      11,026        0.59              (a)         4.86            9              0.96
    (0.48)         9.40        5.44       5,726        0.60              (a)         5.10           37              0.98
    (0.16)         9.38       (0.84)      3,296        0.60+          0.61%+         5.06+           8              1.07+
    (0.51)         9.62       22.63       3,527        0.39              (a)         5.51           16              1.04
    (0.45)         8.29      (12.86)        432        0.21+             (a)         5.52+          61              0.99+
$   (0.22)      $ 10.17        4.51%   $  1,290        0.80%+            (a)         4.45%+          2%             1.12%+
    (0.45)         9.95       10.88       1,222        0.79              (a)         4.66            9              1.16
    (0.46)         9.40        5.23         726        0.80              (a)         4.90           37              1.18
    (0.16)         9.38       (0.91)        661        0.80+          0.81%+         4.86+           8              1.27+
    (0.49)         9.62       22.39         650        0.59              (a)         5.31           16              1.24
    (0.49)         8.29      (10.44)        168        0.39              (a)         5.34           61              1.17
    (0.03)         9.77       (0.42)         25        0.10+           --            3.88+           0              1.30+
$   (0.19)      $ 10.17        4.17%    $13,692        1.45%+            (a)         3.80%+          2%             1.77%+
    (0.39)         9.95       10.21      13,082        1.41              (a)         4.04            9              1.78
    (0.41)         9.40        4.65      13,972        1.35              (a)         4.35           37              1.73
    (0.14)         9.38       (1.09)     15,938        1.35+          1.36%+         4.31+           8              1.82+
    (0.44)         9.62       21.72      16,489        1.14              (a)         4.76           16              1.79
    (0.44)         8.29      (10.95)     12,738        0.96              (a)         4.77           61              1.74
    (0.04)         9.77       (1.93)      6,580        0.70+           --            3.28+           0              1.90+
$   (0.19)      $ 10.17        4.13%    $     3        1.45%+            (a)         3.80%+          2%             1.77%+
    (0.40)         9.95       10.31           3        1.32              (a)         4.13            9              1.69
    (0.43)         9.40        4.92          45        1.10              (a)         4.60           37              1.48
    (0.14)         9.38       (1.03)         43        1.16+          1.17%+         4.50+           8              1.63+
    (0.44)         9.62       21.71          34        1.14              (a)         4.76           16              1.79
    (0.03)         8.29       (0.67)          2        0.96+             (a)         4.77+          61              1.74+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)

Nations Fund Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 1998, the Trust offered thirty-seven separate portfolios. These financial statements pertain only to the municipal bond portfolios of the Trust (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of the Trust are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to its class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation: Securities are valued by an independent pricing service approved by the Board of Trustees. Valuations are based upon a matrix system and/or appraisals provided by the pricing service which takes into consideration such factors as yields, prices, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and other assets are valued by the investment advisor under the supervision of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

Certain state's municipal obligations may be obligations of issuers that rely in whole or in part on state specific revenues, real property taxes and revenues from health care institutions, as appropriate, or obligations secured by mortgages on real property. Consequently, state law affecting these obligations and the possible effects on these obligations of economic conditions in such states must be considered.

Securities Transactions and Investment Income: Securities transactions are accounted for on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on the accrual basis. Dividend income is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net assets of each class of shares.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date.

Dividends and Distributions to Shareholders: It is the policy of each Fund to declare dividends daily from net investment income and pay such dividends monthly. Each Fund will distribute net realized capital gains annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

Federal Income Tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to shareholders. Therefore, no provision is made for Federal income or excise taxes.

Expenses: General expenses of the Trust are allocated to the Funds based upon relative net assets. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class. Expenses not directly attributable to any class of shares are prorated based on the relative net assets of each class. The Funds bear all costs in connection with their organization, including the fees and expenses of registering and qualifying their shares for distribution

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)

under Federal and state securities regulations. All such costs are being amortized on a straight-line basis over a period of five years from commencement of operations.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

The Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with NationsBanc Advisors, Inc. ("NBAI"), a wholly-owned subsidiary of NationsBank, N.A. ("NationsBank"), pursuant to which NBAI provides investment advisory services to the Funds. Under this Investment Advisory Agreement, NBAI is entitled to receive an advisory fee calculated daily and payable monthly based on the following annual rates multiplied by the average daily net assets of each Fund:

                                                              ANNUAL
                                                               RATE
                                                              ------
Short-Term Municipal Income, Intermediate Municipal Bond and
 eight single-state Intermediate Municipal Bond Funds.......  0.50%
Municipal Income and eight single-state Municipal Bond
 Funds......................................................  0.60%

The Trust has entered into a sub-advisory agreement with NBAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of NationsBank, pursuant to which TradeStreet is entitled to receive a sub-advisory fee from NBAI at the annual rate of 0.07% of each Fund's average daily net assets.

Stephens, Inc. ("Stephens") serves as the administrator of the Trust. First Data Investor Services Group, Inc. ("First Data"), a wholly-owned subsidiary of First Data Corporation, serves as co-administrator. Stephens and First Data are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of average daily net assets of each fund. NBAI is the sub-administrator of the Trust pursuant to an agreement with Stephens. For the six months ended September 30, 1998, Stephens earned $745,000 from the Funds for its administration services, of which $180,000 was paid to NBAI for its services as sub-administrator.

NationsBank of Texas, N.A. ("NationsBank of Texas") served as the custodian of the Trust's assets until it merged with NationsBank on May 6, 1998. NationsBank began serving as custodian for the Trust's assets on that date and is providing the same services as were previously provided by NationsBank of Texas. For the six months ended September 30, 1998, NationsBank of Texas and NationsBank earned $12,000 and $46,000, respectively, for providing such services. The Bank of New York ("BNY") has entered into agreements with each of the Funds and NationsBank whereby BNY serves as sub-custodian for the Funds.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)

The investment advisor, sub-advisor, administrator and custodian may, from time to time, voluntarily reduce their fees payable by each Fund. For the six months ended September 30, 1998, fee waivers and expense reimbursements were as follows:

                                                                   FEES WAIVED BY
                                                              ------------------------
                                                              ADVISOR    ADMINISTRATOR
                                                              ------------------------
Short-Term Municipal Income.................................  $193,000      $11,000
Intermediate Municipal Bond.................................  $715,000      $90,000
Municipal Income............................................  $528,000      $59,000
Florida Intermediate Municipal Bond.........................  $198,000      $22,000
Florida Municipal Bond......................................  $126,000      $14,000
Georgia Intermediate Municipal Bond.........................  $136,000      $15,000
Georgia Municipal Bond......................................  $ 34,000      $ 2,000
Maryland Intermediate Municipal Bond........................  $168,000      $16,000
Maryland Municipal Bond.....................................  $ 45,000      $ 3,000
North Carolina Intermediate Municipal Bond..................  $168,000      $20,000
North Carolina Municipal Bond...............................  $ 48,000      $ 4,000
South Carolina Intermediate Municipal Bond..................  $231,000      $27,000
South Carolina Municipal Bond...............................  $ 36,000      $ 2,000
Tennessee Intermediate Municipal Bond.......................  $ 60,000      $ 5,000
Tennessee Municipal Bond....................................  $ 28,000      $ 1,000
Texas Intermediate Municipal Bond...........................  $310,000      $39,000
Texas Municipal Bond........................................  $ 34,000      $ 2,000
Virginia Intermediate Municipal Bond........................  $234,000      $25,000
Virginia Municipal Bond.....................................  $ 41,000      $ 3,000

First Data also serves as the transfer agent for the Funds' shares. NationsBank of Texas also served as the sub-transfer agent for the Primary A Shares of the Funds until it merged with NationsBank on May 6, 1998. NationsBank began serving as the sub-transfer agent for the Primary A Shares of the Funds on that date and is providing the same services as were previously provided by NationsBank of Texas. For the six months ended September 30, 1998, NationsBank of Texas and NationsBank earned approximately $9,000 and $36,000, respectively, for providing such services.

Stephens also serves as distributor of the Funds' shares. For the six months ended September 30, 1998, the Funds were informed that the distributor received $177,000 in contingent deferred sales charges from shares which were subject to such charges. A substantial portion of these fees were paid to affiliates of NationsBank and NBAI.

The Trust pays each unaffiliated Trustee an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Fund and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. The Trust also reimburses expenses incurred by each unaffiliated Trustee in attending such meetings.

The Trust's eligible Trustees may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of Nations Treasury Fund, a portfolio of Nations Fund, Inc. The expense for the deferred compensation and retirement plans is included in "Trustees' fees and expenses" in the Statements of Operations.

A significant portion of each Fund's Primary A Shares represent investments by fiduciary accounts over which NationsBank has either sole or joint investment discretion.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)

On September 30, 1998, NationsBank Corporation, the parent company of NationsBank, merged with BankAmerica Corporation.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

The Trust has adopted shareholder servicing plans and distribution plans for the Investor A, Investor B and Investor C shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, permit the Funds to compensate or reimburse the distributor (and for Investor A shares, the distributor and/or selling agents) for activities or expenses primarily intended to result in the sale of the class's shares. Payments under the Investor A shareholder servicing and distribution plan are limited to 0.25% of Investor A average daily net assets. Payments under the shareholder servicing plan and distribution plan, respectively, for both Investor B and Investor C shares are limited to 0.25% and 0.75% of each respective class's average daily net assets. Actual rates charged are set from time to time by the distributor. A substantial portion of the expenses incurred pursuant to these plans are paid to affiliates of NationsBank and NBAI.

At September 30, 1998, the rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                                     CURRENT    PLAN
                                                      RATE      LIMIT
                                                     ----------------
Investor A Shareholder Servicing and Distribution
 Plan..............................................   0.20%*    0.25%
Investor B and Investor C Shareholder Servicing
 Plans.............................................   0.25%     0.25%
Investor B and Investor C Distribution Plans:
 Short-Term Municipal Income.......................   0.10%     0.75%
 Intermediate Municipal Bond and the eight single-
   state Intermediate Municipal Bond Funds.........   0.55%     0.75%
 Municipal Income and the eight single-state
   Municipal Bond Funds............................   0.60%     0.75%

---------------
* In addition, a separate shareholder servicing plan has been adopted for the Investor A Shares of Short-Term Municipal Income. No expenses were incurred by the Fund pursuant to this plan during the year ended September 30, 1998.

4. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government and short-term investments, for the six months ended September 30, 1998 were as follows:

                                          PURCHASES         SALES
                                         ----------------------------
Short-Term Municipal Income............  $ 32,541,000    $ 14,299,000
Intermediate Municipal Bond............   154,424,000     114,182,000
Municipal Income.......................   179,198,000      31,825,000
Florida Intermediate Municipal Bond....    18,212,000       4,202,000
Florida Municipal Bond.................   117,380,000      14,434,000
Georgia Intermediate Municipal Bond....    26,213,000      12,074,000
Georgia Municipal Bond.................     5,746,000       1,623,000
Maryland Intermediate Municipal Bond...   105,949,000      13,721,000
Maryland Municipal Bond................    10,469,000       2,529,000
North Carolina Intermediate Municipal
 Bond..................................    26,301,000      18,419,000
North Carolina Municipal Bond..........     8,211,000       1,026,000
South Carolina Intermediate Municipal
 Bond..................................     4,646,000      12,890,000
South Carolina Municipal Bond..........     2,051,000              --
Tennessee Intermediate Municipal Bond..     3,014,000       1,634,000
Tennessee Municipal Bond...............     1,783,000       2,351,000
Texas Intermediate Municipal Bond......    34,857,000      31,668,000
Texas Municipal Bond...................     1,464,000       1,836,000
Virginia Intermediate Municipal Bond...    33,288,000       4,458,000
Virginia Municipal Bond................     3,003,000         498,000

There were no purchases and sales of long-term U.S. government securities for the period ended September 30, 1998.

5.  SHARES OF BENEFICIAL INTEREST

As of September 30, 1998, an unlimited number of shares without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares. See Schedule of Capital Stock Activity.

6.  LINE OF CREDIT

The Trust participates in an uncommitted line of credit provided by BNY under an agreement dated July 10, 1998 (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at the Federal funds rate plus 0.50% on an

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)

annualized basis. Each participating Fund maintains a ratio of no less than 4 to 1 net assets (not including funds borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement.

For the six months ended September 30, 1998, borrowings were as follows:

                                                                                           AVERAGE
                                                                AVERAGE                     DEBT      AVERAGE
                                                                AMOUNT        AVERAGE        PER      INTEREST
                            FUND                              OUTSTANDING      SHARES       SHARE       RATE
--------------------------------------------------------------------------------------------------------------
Short-Term Municipal Income.................................    $68,000      11,402,000    $.0060       6.03%
Municipal Income............................................     13,000      51,423,000     .0003       6.02
Florida Intermediate Municipal Bond.........................      1,000      20,732,000        --       5.93
Florida Municipal Bond......................................      3,000      13,149,000     .0003       6.03
Georgia Intermediate Municipal Bond.........................      3,000      13,656,000     .0002       5.98
Georgia Municipal Bond......................................      2,000       1,960,000     .0008       6.04
Maryland Intermediate Municipal Bond........................      6,000      14,499,000     .0004       6.01
Maryland Municipal Bond.....................................      2,000       2,673,000     .0009       5.90
North Carolina Intermediate Municipal Bond..................      8,000      18,507,000     .0004       6.07
South Carolina Intermediate Municipal Bond..................     25,000      25,121,000     .0010       6.11
Tennessee Municipal Bond....................................      9,000       1,065,000     .0081       6.01
Texas Intermediate Municipal Bond...........................     41,000      37,248,000     .0011       5.87
Texas Municipal Bond........................................      6,000       1,715,000     .0037       6.04

The average amount outstanding was calculated based on daily balances in the period.

7.  CAPITAL LOSS CARRYFORWARD

At March 31, 1998, the following Funds had available for Federal income tax purposes the following unused capital losses expiring March 31:

                        NAME OF FUND                            2002       2003      2004       2005      2006
----------------------------------------------------------------------------------------------------------------
Short-Term Municipal Income.................................  $ 48,000   $374,000        --         --        --
Florida Intermediate Municipal Bond.........................    37,000    753,000        --   $ 22,000        --
Florida Municipal Bond......................................   531,000    354,000        --    133,000   $72,000
Georgia Municipal Bond......................................    18,000    223,000        --         --        --
Maryland Intermediate Municipal Bond........................        --    949,000        --         --        --
Maryland Municipal Bond.....................................        --         --        --     37,000        --
North Carolina Municipal Bond...............................   287,000    425,000        --    207,000        --
Tennessee Intermediate Municipal Bond.......................   131,000     53,000        --      1,000        --
Tennessee Municipal Bond....................................        --    150,000        --         --    39,000
Texas Intermediate Municipal Bond...........................        --    110,000        --         --        --
Texas Municipal Bond........................................   430,000    132,000        --         --        --
Virginia Intermediate Municipal Bond........................        --    263,000        --         --        --
Virginia Municipal Bond.....................................   465,000     77,000   $12,000     63,000        --

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)

8.  REORGANIZATIONS

CONVERSION OF COMMON TRUST FUNDS

On August 8, 1997 and August 22, 1997, certain Funds (each an "Acquiring Fund"), acquired the assets of certain common trust funds managed by NationsBank (each an "Acquired Fund"), in a tax-free conversion in exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedule of Capital stock Activity. Net assets as of the merger date were as follows:

                                                                                    TOTAL NET ASSETS
                                             TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND        ACQUIRED FUND
   ACQUIRING FUND         ACQUIRED FUND      OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION   UNREALIZED APPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
Intermediate           Nations Common
Municipal Bond         Trust Intermediate
                       Municipal Bond Fund     $502,041,000       $350,319,000        $852,359,000           $ 23,696,000
Municipal Income       Nations Common
                       Trust Municipal
                       Bond Fund                159,212,000        327,035,000         486,247,000              9,643,000
Florida Intermediate   Nations Common
Municipal Bond         Trust Florida
                       Municipal Bond Fund      136,392,000         69,328,000         205,720,000              7,073,000
Georgia Intermediate   Nations Common
Municipal Bond         Trust Tax-Free
                       Income Fund for
                       Personal Trust            26,050,000         66,471,000          92,521,000                814,000
Georgia Intermediate   Nations Common
Municipal Bond         Trust Georgia
                       Municipal Bond Fund       52,613,000         92,521,000         145,134,000              2,973,000
North Carolina         Nations Common
Intermediate           Trust North
Municipal Bond         Carolina
                       Municipal Bond Fund      141,745,000         42,541,000         184,286,000              6,802,000
South Carolina         Nations Common
Intermediate           Trust Old Colony
Municipal Bond         South Carolina Tax-
                       Exempt Bond Fund          68,636,000         70,529,000         139,165,000              5,053,000
South Carolina         Nations Common
Intermediate           Trust South
Municipal Bond         Carolina
                       Municipal Bond Fund      137,649,000        139,165,000         276,814,000              6,747,000
Tennessee              Nation Common Trust
Intermediate           Tennessee Municipal
Municipal Bond         Bond Fund                 25,429,000         20,696,000          46,124,000              1,049,000
Texas Intermediate     Nations Common
Municipal Bond         Trust Texas
                       Municipal Bond Fund      357,784,000         30,219,000         388,003,000             15,315,000

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)

On June 19, 1998, certain Funds (each an "Acquiring Fund"), acquired the assets of certain common trust funds managed by NationsBank (each an "Acquired Fund"), in a tax-free conversion in exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedule of Capital Stock Activity. Net assets as of the merger date were as follows:

                                                                                     TOTAL NET ASSETS
                                              TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND        ACQUIRED FUND
   ACQUIRING FUND         ACQUIRED FUND       OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION   UNREALIZED APPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
Municipal Income       Common
                       Trust Municipal
                       Bond Fund                $135,044,000       $516,163,000        $651,207,000            $10,717,000
Maryland Intermediate  Common Trust
Municipal Bond         Intermediate
                       Municipal Bond Fund        93,840,000        107,066,000         200,906,000              4,791,000

On June 19, 1998 the Virginia Intermediate Municipal Bond Fund (the "Acquiring Fund") acquired the assets of the Common Trust Virginia Municipal Bond Fund (the "Acquired Fund") managed by NationsBank in a taxable conversion in exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedule of Capital Stock. The net assets of the Acquired Fund, the Acquiring Fund and the Acquiring Fund after acquisition as of merger date were, $4,781,000, $247,135,000, and $251,916,000, respectively.

ACQUISITION OF PILOT FUNDS

On May 16, 1997, certain Funds (each an "Acquiring Fund"), acquired the assets and certain liabilities of the Pilot Funds (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and volume of shares issued by the Acquiring Fund are presented in the Schedule of Capital Stock Activity. Net assets as of the reorganization date were as follows:

                                                                                     TOTAL NET ASSETS
                                              TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND        ACQUIRED FUND
   ACQUIRING FUND         ACQUIRED FUND       OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION   UNREALIZED APPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
Intermediate           Pilot Intermediate
Municipal Bond         Municipal Fund           $218,884,000       $119,775,000        $338,659,000               $5,841,000
Municipal Income       Pilot Municipal
                       Bond Fund                 201,344,000        109,547,000         310,891,000              9,979,000

ACQUISITION OF EMERALD FUNDS

On May 15, 1998, certain Funds (each an "Acquiring Fund"), acquired the assets and certain liabilities of the Emerald Funds (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and volume of shares issued by the Acquiring Fund are presented in the Schedule of Capital Stock Activity. Net assets as of the reorganization date were as follows:

                                                                                     TOTAL NET ASSETS
                                              TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND        ACQUIRED FUND
   ACQUIRING FUND         ACQUIRED FUND       OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION   UNREALIZED APPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
Florida Municipal      Emerald Florida
Bond                   Tax Exempt Fund          $118,966,000          $47,709,000      $166,675,000             $8,880,000

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)

9.  SUBSEQUENT EVENTS

Effective October 19, 1998, BNY began serving as the custodian for the Trust's assets and is providing the same services as were previously provided by NationsBank. There is no longer a sub-custodian for the Trust.

On November 5, 1998, the Trust's Board of Trustees approved changes in the Fund's administration ar-rangement whereby NBAI and Stephens will each serve as co-administrators of the Trust, and BNY will serve as sub-administrator of the Trust. These changes, which will become effective in the first quarter of 1999, will reflect an increase in the overall administration fees paid by the Funds.

                     [BACKGROUND BASKET DEPICTED GRAPHIC]

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SAR2 97495 9/98